UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962
Name of Registrant: Vanguard Variable Insurance Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31st
Date of reporting period: September 30, 2016
Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.5%)
U.S. Government Securities (1.5%)
	United States Treasury Note/Bond	0.875%	11/30/16	4,060	4,064
	United States Treasury Note/Bond	0.875%	2/28/17	5,250	5,260
Total U.S. Government and Agency Obligations (Cost $9,316)					9,324
Corporate Bonds (95.5%)
Finance (9.7%)
	Banking (0.3%)
	Royal Bank of Scotland Group plc	6.125%	12/15/22	1,635	1,741

	Finance Companies (6.7%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	1,480	1,512
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	1,810	1,891
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	755	802
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.625%	7/1/22	585	615
	Aircastle Ltd.	6.250%	12/1/19	345	378
	Aircastle Ltd.	5.125%	3/15/21	30	32
	Aircastle Ltd.	5.500%	2/15/22	830	896
	Aircastle Ltd.	5.000%	4/1/23	1,225	1,280
1	CIT Group Inc.	6.625%	4/1/18	2,555	2,708
1	CIT Group Inc.	5.500%	2/15/19	2,270	2,395
	CIT Group Inc.	3.875%	2/19/19	1,100	1,121
	CIT Group Inc.	5.375%	5/15/20	2,915	3,119
	CIT Group Inc.	5.000%	8/15/22	1,205	1,277
	Homer City Generation LP	8.734%	10/1/26	3,575	1,296
	International Lease Finance Corp.	5.875%	4/1/19	1,455	1,557
	International Lease Finance Corp.	6.250%	5/15/19	2,042	2,211
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,792
	International Lease Finance Corp.	4.625%	4/15/21	970	1,016
	International Lease Finance Corp.	8.625%	1/15/22	900	1,106
	International Lease Finance Corp.	5.875%	8/15/22	90	100
	iStar Financial Inc.	5.000%	7/1/19	305	305
	Navient Corp.	8.450%	6/15/18	815	876
	Navient Corp.	5.500%	1/15/19	2,730	2,777
	Navient Corp.	8.000%	3/25/20	2,000	2,156
	Navient Corp.	6.625%	7/26/21	315	316
	Navient Corp.	7.250%	1/25/22	615	630
	Navient Corp.	5.500%	1/25/23	2,325	2,146
	Navient Corp.	7.250%	9/25/23	590	589
1	OneMain Financial Holdings LLC	6.750%	12/15/19	285	300
	Springleaf Finance Corp.	5.250%	12/15/19	210	214
	Springleaf Finance Corp.	8.250%	12/15/20	2,300	2,524
	Springleaf Finance Corp.	7.750%	10/1/21	470	494

	Insurance (1.9%)
1	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,825

	LifePoint Health Inc.	5.875%	12/1/23	1,635	1,692
	MGIC Investment Corp.	5.750%	8/15/23	725	754
	Radian Group Inc.	5.250%	6/15/20	295	312
	Radian Group Inc.	7.000%	3/15/21	1,525	1,719
	Unum Group	7.375%	6/15/32	175	211
2	Voya Financial Inc.	5.650%	5/15/53	2,725	2,722
	WellCare Health Plans Inc.	5.750%	11/15/20	1,915	1,977

	Other Finance (0.3%)
	CNO Financial Group Inc.	4.500%	5/30/20	150	153
	CNO Financial Group Inc.	5.250%	5/30/25	910	912
1,3 Lincoln Finance Ltd.		6.875%	4/15/21	265	320
1	Lincoln Finance Ltd.	7.375%	4/15/21	485	522

	Real Estate Investment Trusts (0.5%)
	Felcor Lodging LP	5.625%	3/1/23	2,325	2,383
	Felcor Lodging LP	6.000%	6/1/25	660	685
					58,359
Industrial (82.9%)
	Basic Industry (7.8%)
	AK Steel Corp.	7.625%	10/1/21	355	342
	AK Steel Corp.	7.500%	7/15/23	2,265	2,407
1	Anglo American Capital plc	3.625%	5/14/20	1,025	1,022
1	Anglo American Capital plc	4.125%	4/15/21	855	845
1	Anglo American Capital plc	4.125%	9/27/22	665	652
1	Anglo American Capital plc	4.875%	5/14/25	850	869
	ArcelorMittal	5.125%	6/1/20	295	310
	ArcelorMittal	7.250%	2/25/22	560	636
	ArcelorMittal	6.125%	6/1/25	670	730
4,5 Arch Coal Inc. Bank Loan		5.000%	5/16/18	800	800
4,5 Arch Coal Inc. Bank Loan		7.500%	5/16/18	3,420	2,582
1	Axalta Coating Systems LLC	4.875%	8/15/24	685	702
1	Cascades Inc.	5.500%	7/15/22	300	305
	Chemours Co.	6.625%	5/15/23	2,565	2,488
	Chemours Co.	7.000%	5/15/25	490	480
1,3 Constellium NV		4.625%	5/15/21	125	124
1	Constellium NV	8.000%	1/15/23	1,520	1,545
1	Constellium NV	5.750%	5/15/24	500	459
	Freeport-McMoRan Inc.	3.875%	3/15/23	325	293
	Freeport-McMoRan Inc.	4.550%	11/14/24	1,740	1,579
	Freeport-McMoRan Inc.	5.400%	11/14/34	1,090	899
	Freeport-McMoRan Inc.	5.450%	3/15/43	2,200	1,793
	Graphic Packaging International Inc.	4.125%	8/15/24	760	764
	Hexion US Finance Corp.	6.625%	4/15/20	1,545	1,356
1,3 INEOS Group Holdings SA		5.750%	2/15/19	790	910
1	INEOS Group Holdings SA	5.875%	2/15/19	1,385	1,416
1	New Gold Inc.	7.000%	4/15/20	260	268
1	New Gold Inc.	6.250%	11/15/22	95	97
1	Novelis Corp.	6.250%	8/15/24	1,580	1,679
1	Novelis Corp.	5.875%	9/30/26	1,475	1,510
	Steel Dynamics Inc.	5.125%	10/1/21	1,320	1,373
	Steel Dynamics Inc.	5.500%	10/1/24	1,185	1,244
	Teck Resources Ltd.	3.750%	2/1/23	295	271
1	Teck Resources Ltd.	8.500%	6/1/24	1,395	1,604
	Teck Resources Ltd.	6.125%	10/1/35	235	223
	Teck Resources Ltd.	6.000%	8/15/40	200	186
	Teck Resources Ltd.	6.250%	7/15/41	645	613

	Teck Resources Ltd.	5.200%	3/1/42	150	129
	Teck Resources Ltd.	5.400%	2/1/43	1,450	1,262
	United States Steel Corp.	7.375%	4/1/20	1,034	1,026
	United States Steel Corp.	6.875%	4/1/21	590	584
1	United States Steel Corp.	8.375%	7/1/21	2,640	2,887
	United States Steel Corp.	7.500%	3/15/22	155	154
	United States Steel Corp.	6.650%	6/1/37	460	369
1,3 VWR Funding Inc.		4.625%	4/15/22	3,500	4,008
1	Westlake Chemical Corp.	4.625%	2/15/21	760	797
1	Westlake Chemical Corp.	4.875%	5/15/23	230	240

	Capital Goods (8.1%)
1	ARD Finance SA	7.125%	9/15/23	1,495	1,488
1	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	1,415	1,504
1	Ashtead Capital Inc.	6.500%	7/15/22	825	869
	Berry Plastics Corp.	5.500%	5/15/22	60	62
	Berry Plastics Corp.	5.125%	7/15/23	60	61
	Berry Plastics Escrow LLC/Berry Plastics
	Escrow Corp.	6.000%	10/15/22	750	792
1	BlueLine Rental Finance Corp.	7.000%	2/1/19	415	362
1	Cemex Finance LLC	6.000%	4/1/24	290	296
1	Cemex SAB de CV	6.125%	5/5/25	3,580	3,679
1	Cemex SAB de CV	7.750%	4/16/26	735	812
	Clean Harbors Inc.	5.250%	8/1/20	2,006	2,064
	Clean Harbors Inc.	5.125%	6/1/21	2,033	2,084
	CNH Industrial Capital LLC	3.625%	4/15/18	1,145	1,162
	CNH Industrial Capital LLC	3.875%	7/16/18	2,015	2,055
	CNH Industrial Capital LLC	3.375%	7/15/19	257	262
	CNH Industrial Capital LLC	4.375%	11/6/20	1,230	1,289
	CNH Industrial Capital LLC	4.875%	4/1/21	1,155	1,230
	CNH Industrial NV	4.500%	8/15/23	2,320	2,337
	Eagle Materials Inc.	4.500%	8/1/26	185	188
1	HD Supply Inc.	5.250%	12/15/21	1,105	1,174
1	HD Supply Inc.	5.750%	4/15/24	280	294
1	Huntington Ingalls Industries Inc.	5.000%	11/15/25	385	407
	Masco Corp.	7.750%	8/1/29	480	575
	Masco Corp.	6.500%	8/15/32	120	132
	Owens Corning	9.000%	6/15/19	143	166
1	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	960
1	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	392
	PulteGroup Inc.	5.500%	3/1/26	1,060	1,112
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	985	1,013
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	8.250%	2/15/21	2,070	2,153
1	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	1,490	1,537
1	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	471
1	Signode Industrial Group Lux SA/Signode
	Industrial Group US Inc.	6.375%	5/1/22	1,285	1,296
1	Standard Industries Inc.	5.500%	2/15/23	295	308
1	Standard Industries Inc.	5.375%	11/15/24	1,085	1,124
1	Standard Industries Inc.	6.000%	10/15/25	4,295	4,606
	Terex Corp.	6.000%	5/15/21	1,350	1,380
	TransDigm Inc.	6.500%	7/15/24	400	421

TransDigm Inc.	6.500%	5/15/25	2,635	2,740
United Rentals North America Inc.	6.125%	6/15/23	355	372
United Rentals North America Inc.	4.625%	7/15/23	840	860
United Rentals North America Inc.	5.500%	7/15/25	1,025	1,053
United Rentals North America Inc.	5.875%	9/15/26	870	896
1 USG Corp.	5.500%	3/1/25	263	283
Vulcan Materials Co.	7.150%	11/30/37	220	271

Communication (25.5%)
1 Altice Financing SA	6.625%	2/15/23	615	630
1 Altice US Finance I Corp.	5.500%	5/15/26	1,900	1,952
1 Bankrate Inc.	6.125%	8/15/18	385	389
Belo Corp.	7.750%	6/1/27	205	222
Belo Corp.	7.250%	9/15/27	616	654
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	250	260
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	365	381
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	400	416
1 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	2,990	3,117
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	1,150	1,216
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	145	153
1 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	2,441	2,551
1 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	1,450	1,533
1 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	1,686	1,762
1 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	745	792
1 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	1,935	1,933
1 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	1,341	1,618
1 Columbus International Inc.	7.375%	3/30/21	1,455	1,542
CSC Holdings LLC	7.625%	7/15/18	905	975
CSC Holdings LLC	8.625%	2/15/19	1,345	1,498
CSC Holdings LLC	6.750%	11/15/21	1,590	1,681
1 CSC Holdings LLC	5.500%	4/15/27	2,030	2,076
DISH DBS Corp.	6.750%	6/1/21	3,805	4,100
DISH DBS Corp.	5.875%	7/15/22	3,405	3,507
DISH DBS Corp.	5.000%	3/15/23	525	511
DISH DBS Corp.	5.875%	11/15/24	245	243
1 DISH DBS Corp.	7.750%	7/1/26	2,350	2,497
Embarq Corp.	7.995%	6/1/36	720	729
Frontier Communications Corp.	11.000%	9/15/25	2,030	2,114
Gannett Co. Inc.	5.125%	7/15/20	1,995	2,070
1 Gannett Co. Inc.	4.875%	9/15/21	410	426
Gannett Co. Inc.	6.375%	10/15/23	2,300	2,472
1 Gannett Co. Inc.	5.500%	9/15/24	200	209
1 Gray Television Inc.	5.125%	10/15/24	855	838
1 Gray Television Inc.	5.875%	7/15/26	650	660
Lamar Media Corp.	5.000%	5/1/23	1,070	1,132

	Lamar Media Corp.	5.375%	1/15/24	115	121
	Lamar Media Corp.	5.750%	2/1/26	170	183
	Level 3 Escrow II Inc.	5.375%	8/15/22	2,515	2,628
	Level 3 Financing Inc.	5.625%	2/1/23	870	905
	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,156
	Level 3 Financing Inc.	5.375%	1/15/24	450	470
	Level 3 Financing Inc.	5.375%	5/1/25	1,120	1,168
1	Level 3 Financing Inc.	5.250%	3/15/26	1,500	1,549
	Liberty Interactive LLC	8.500%	7/15/29	1,465	1,604
	Liberty Interactive LLC	8.250%	2/1/30	3,945	4,241
	MetroPCS Wireless Inc.	6.625%	11/15/20	2,035	2,086
	National CineMedia LLC	6.000%	4/15/22	1,095	1,142
1	NBCUniversal Enterprise Inc.	5.250%	3/29/49	1,940	2,081
	Netflix Inc.	5.500%	2/15/22	980	1,055
	Netflix Inc.	5.875%	2/15/25	2,995	3,227
1	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	4,155	4,290
1	Numericable Group SA	6.000%	5/15/22	1,275	1,297
1	Numericable-SFR SA	7.375%	5/1/26	1,450	1,479
	Quebecor Media Inc.	5.750%	1/15/23	2,385	2,499
	Qwest Corp.	6.875%	9/15/33	481	480
	SBA Communications Corp.	4.875%	7/15/22	1,545	1,597
	Sinclair Television Group Inc.	6.125%	10/1/22	205	217
1	Sinclair Television Group Inc.	5.625%	8/1/24	115	117
1	Sinclair Television Group Inc.	5.875%	3/15/26	2,740	2,850
1	Sinclair Television Group Inc.	5.125%	2/15/27	1,590	1,554
1	Sirius XM Radio Inc.	4.250%	5/15/20	305	311
1	Sirius XM Radio Inc.	4.625%	5/15/23	390	392
1	Sirius XM Radio Inc.	6.000%	7/15/24	1,193	1,268
1	Sirius XM Radio Inc.	5.375%	4/15/25	382	394
1	Softbank Corp.	4.500%	4/15/20	5,125	5,304
	Sprint Capital Corp.	8.750%	3/15/32	635	652
	Sprint Corp.	7.250%	9/15/21	2,590	2,603
	Sprint Corp.	7.875%	9/15/23	4,285	4,306
	Sprint Corp.	7.125%	6/15/24	905	882
	Sprint Corp.	7.625%	2/15/25	1,215	1,206
1	Sprint Nextel Corp.	9.000%	11/15/18	3,785	4,173
1	Sprint Nextel Corp.	7.000%	3/1/20	3,820	4,106
	T-Mobile USA Inc.	6.633%	4/28/21	2,665	2,808
	Telecom Italia Capital SA	6.375%	11/15/33	381	388
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	994
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,400
	Time Warner Cable Inc.	5.875%	11/15/40	60	67
	Time Warner Cable Inc.	5.500%	9/1/41	1,973	2,110
4,5 Tribune Company Bank Loan		3.750%	12/27/20	1,898	1,908
	Tribune Media Co.	5.875%	7/15/22	2,300	2,329
1	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,190	1,235
1	Univision Communications Inc.	5.125%	5/15/23	550	557
1	Univision Communications Inc.	5.125%	2/15/25	3,920	3,940
1	UPCB Finance VI Ltd.	6.875%	1/15/22	881	926
	Videotron Ltd.	5.000%	7/15/22	3,463	3,610
1	Videotron Ltd.	5.375%	6/15/24	260	270
1	Virgin Media Secured Finance plc	5.375%	4/15/21	1,157	1,206
1	Virgin Media Secured Finance plc	5.500%	1/15/25	610	626
1	Virgin Media Secured Finance plc	5.500%	8/15/26	355	362
1	VTR Finance BV	6.875%	1/15/24	2,720	2,815
1	Wind Acquisition Finance SA	4.750%	7/15/20	2,185	2,201

1	Wind Acquisition Finance SA	7.375%	4/23/21	1,900	1,990
1	WMG Acquisition Corp.	6.750%	4/15/22	2,187	2,313
1	WMG Acquisition Corp.	5.000%	8/1/23	740	753
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,472
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	1,430	1,523

	Consumer Cyclical (8.3%)
1	Activision Blizzard Inc.	6.125%	9/15/23	1,555	1,709
1	Adient Global Holdings Ltd.	4.875%	8/15/26	1,565	1,571
	American Axle & Manufacturing Inc.	6.625%	10/15/22	1,300	1,376
1	Carlson Travel Holdings Inc.	7.500%	8/15/19	525	513
1	Carlson Wagonlit BV	6.875%	6/15/19	2,440	2,538
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	835	881
	Corrections Corp. of America	4.125%	4/1/20	1,400	1,319
	Dana Holding Corp.	5.375%	9/15/21	557	578
	Dana Holding Corp.	5.500%	12/15/24	1,055	1,073
4,5 Delta Alpha Topco Bank Loan		7.750%	7/29/22	1,650	1,652
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	105	111
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,847
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,810	1,950
	Group 1 Automotive Inc.	5.000%	6/1/22	1,335	1,342
1	Group 1 Automotive Inc.	5.250%	12/15/23	1,055	1,062
1	Hanesbrands Inc.	4.625%	5/15/24	730	749
1	Hanesbrands Inc.	4.875%	5/15/26	735	755
1	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,803
1	IHO Verwaltungs GmbH	4.500%	9/15/23	725	730
1	IHO Verwaltungs GmbH	4.750%	9/15/26	680	683
4,5 Ion Media Networks Bank Loan		4.750%	12/18/20	1,368	1,376
	KB Home	4.750%	5/15/19	830	851
	KB Home	8.000%	3/15/20	120	134
	KB Home	7.000%	12/15/21	150	161
	KB Home	7.500%	9/15/22	215	233
	KB Home	7.625%	5/15/23	1,300	1,384
1	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	815	852
1	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	760	804
	L Brands Inc.	6.625%	4/1/21	1,430	1,650
4,5 La Quinta Intermediate Holdings LLC Bank
	Loan	3.750%	4/14/21	1,829	1,817
	Lennar Corp.	4.750%	4/1/21	740	788
	Lennar Corp.	4.875%	12/15/23	625	641
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,820	1,688
	Penske Automotive Group Inc.	5.750%	10/1/22	387	401
	Penske Automotive Group Inc.	5.375%	12/1/24	813	821
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	605	631
	Sally Holdings LLC / Sally Capital Inc.	5.625%	12/1/25	650	698
	Service Corp. International	8.000%	11/15/21	1,225	1,439
	Service Corp. International	5.375%	1/15/22	905	940
1	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	450	448
1	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	450	448
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	303
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	4,121	4,276
1	ZF North America Capital Inc.	4.500%	4/29/22	470	498

1	ZF North America Capital Inc.	4.750%	4/29/25	1,725	1,811

	Consumer Noncyclical (11.6%)
	Alere Inc.	6.500%	6/15/20	481	482
1	Alere Inc.	6.375%	7/1/23	1,135	1,155
	Amsurg Corp.	5.625%	7/15/22	2,645	2,698
	Aramark Services Inc.	5.125%	1/15/24	395	411
1	Aramark Services Inc.	5.125%	1/15/24	580	603
1	Aramark Services Inc.	4.750%	6/1/26	580	581
1	Capsugel SA	7.000%	5/15/19	1,155	1,161
	CHS/Community Health Systems Inc.	7.125%	7/15/20	1,060	988
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	520
	CHS/Community Health Systems Inc.	6.875%	2/1/22	5,455	4,705
1	Double Eagle Acquisition Sub Inc.	7.500%	10/1/24	795	809
1,4 Endo Finance LLC / Endo Finco Inc.		6.500%	2/1/25	2,845	2,511
1	Endo Finance LLC / Endo Ltd. / Endo Finco Inc
	.	6.000%	7/15/23	2,515	2,289
1	Envision Healthcare Corp.	5.125%	7/1/22	2,806	2,792
	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	996	1,031
	HCA Holdings Inc.	6.250%	2/15/21	1,020	1,102
	HCA Inc.	6.500%	2/15/20	3,875	4,301
	HCA Inc.	5.875%	3/15/22	1,850	2,044
	HCA Inc.	4.750%	5/1/23	2,100	2,195
	HCA Inc.	5.875%	5/1/23	300	320
	HCA Inc.	5.375%	2/1/25	505	521
	HCA Inc.	5.250%	4/15/25	1,500	1,601
	HCA Inc.	7.690%	6/15/25	130	145
	HCA Inc.	5.875%	2/15/26	1,900	2,019
	HCA Inc.	5.250%	6/15/26	975	1,036
1	IMS Health Inc.	6.000%	11/1/20	3,136	3,191
	Kinetic Concepts Inc / KCI USA Inc	10.500%	11/1/18	680	717
1	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	1,570	1,703
4,5 Lands' End, Inc. Bank Loan		4.250%	3/12/21	3,100	2,422
1	LifePoint Health Inc.	5.375%	5/1/24	806	806
1	MEDNAX Inc.	5.250%	12/1/23	580	609
1	MPH Acquisition Holdings LLC	7.125%	6/1/24	295	317
1	Post Holdings Inc.	5.000%	8/15/26	2,915	2,900
1	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	750	773
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	581
1	Revlon Consumer Products Corp.	6.250%	8/1/24	1,880	1,939
4,5 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	176	176
4,5 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	88	88
4,5 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	88	88
4,5 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	88	88
4,5 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	88	88
4,5 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	88	88
4,5 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	88	88
4,5 Revlon Consumer Products Corp. Bank Loan		4.250%	9/7/23	88	88
1	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,695	1,767
	Tempur Sealy International Inc.	5.625%	10/15/23	375	397
	Tenet Healthcare Corp.	5.000%	3/1/19	1,560	1,533
	Tenet Healthcare Corp.	5.500%	3/1/19	785	771
	Tenet Healthcare Corp.	4.750%	6/1/20	835	848
	Tenet Healthcare Corp.	4.500%	4/1/21	932	933
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,502
	Tenet Healthcare Corp.	8.125%	4/1/22	2,830	2,830
	THC Escrow Corp. II	6.750%	6/15/23	595	553

1 Vizient Inc.	10.375%	3/1/24	2,050	2,352

Energy (10.7%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	7.000%	5/20/22	1,340	1,417
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.625%	5/20/24	1,395	1,479
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.875%	8/20/26	1,395	1,482
Anadarko Petroleum Corp.	5.550%	3/15/26	145	165
Anadarko Petroleum Corp.	6.200%	3/15/40	731	828
Anadarko Petroleum Corp.	6.600%	3/15/46	240	294
Antero Resources Corp.	5.125%	12/1/22	1,445	1,456
Concho Resources Inc.	6.500%	1/15/22	745	773
Concho Resources Inc.	5.500%	10/1/22	2,440	2,525
Concho Resources Inc.	5.500%	4/1/23	1,150	1,187
Continental Resources Inc.	5.000%	9/15/22	3,354	3,350
Continental Resources Inc.	4.500%	4/15/23	1,680	1,617
Continental Resources Inc.	3.800%	6/1/24	505	461
Continental Resources Inc.	4.900%	6/1/44	706	595
1 DCP Midstream LLC	9.750%	3/15/19	450	503
1 DCP Midstream LLC	5.350%	3/15/20	335	341
DCP Midstream Operating LP	2.700%	4/1/19	600	585
DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,463
DCP Midstream Operating LP	3.875%	3/15/23	325	312
DCP Midstream Operating LP	5.600%	4/1/44	875	814
Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,700
Energy Transfer Equity LP	5.500%	6/1/27	2,430	2,418
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,303	2,096
Kerr-McGee Corp.	6.950%	7/1/24	985	1,185
Kinder Morgan Inc.	7.750%	1/15/32	740	897
Laredo Petroleum Inc.	5.625%	1/15/22	1,555	1,508
Laredo Petroleum Inc.	7.375%	5/1/22	550	565
Laredo Petroleum Inc.	6.250%	3/15/23	1,965	1,916
Marathon Oil Corp.	3.850%	6/1/25	1,190	1,133
Marathon Oil Corp.	6.800%	3/15/32	250	259
Marathon Oil Corp.	6.600%	10/1/37	300	307
Marathon Oil Corp.	5.200%	6/1/45	395	359
Matador Resources Co.	6.875%	4/15/23	1,420	1,466
1 MEG Energy Corp.	6.500%	3/15/21	496	404
1 MEG Energy Corp.	6.375%	1/30/23	850	671
1 MEG Energy Corp.	7.000%	3/31/24	1,439	1,142
MPLX LP	4.875%	12/1/24	1,410	1,466
MPLX LP	4.875%	6/1/25	2,685	2,786
Newfield Exploration Co.	5.625%	7/1/24	600	615
QEP Resources Inc.	6.800%	3/1/20	220	225
QEP Resources Inc.	6.875%	3/1/21	460	482
QEP Resources Inc.	5.375%	10/1/22	235	233
QEP Resources Inc.	5.250%	5/1/23	450	443
Rice Energy Inc.	7.250%	5/1/23	1,040	1,104
1 Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,255	1,362
SM Energy Co.	6.500%	11/15/21	100	102
SM Energy Co.	6.125%	11/15/22	935	940
SM Energy Co.	6.500%	1/1/23	75	76
SM Energy Co.	5.000%	1/15/24	1,994	1,874
SM Energy Co.	5.625%	6/1/25	496	466
SM Energy Co.	6.750%	9/15/26	305	308

1	Southern Star Central Corp.	5.125%	7/15/22	480	485
	Tesoro Corp.	5.125%	4/1/24	996	1,026
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	165	175
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	1,120	1,190
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.375%	5/1/24	770	824
	Williams Cos. Inc.	7.875%	9/1/21	510	589
	Williams Cos. Inc.	3.700%	1/15/23	805	787
	Williams Cos. Inc.	4.550%	6/24/24	391	399
	Williams Cos. Inc.	5.750%	6/24/44	795	821
	WPX Energy Inc.	6.000%	1/15/22	2,106	2,085
	WPX Energy Inc.	5.250%	9/15/24	3,104	2,918

	Technology (9.0%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,470
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,500	2,756
1	Camelot Finance SA	7.875%	10/15/24	950	976
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	3,865	4,136
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	730	755
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	485	520
	Equinix Inc.	5.375%	4/1/23	680	713
1	First Data Corp.	5.375%	8/15/23	2,265	2,333
1	First Data Corp.	7.000%	12/1/23	5,565	5,885
1	First Data Corp.	5.000%	1/15/24	1,500	1,526
1	First Data Corp.	5.750%	1/15/24	3,751	3,854
4,5 First Data Corp. Bank Loan		4.525%	3/23/18	1,206	1,212
4,5 First Data Corp. Bank Loan		4.275%	7/8/22	1,190	1,197
	Flextronics International Ltd.	5.000%	2/15/23	665	726
1	IMS Health Inc.	5.000%	10/15/26	1,130	1,175
	Infor US Inc.	6.500%	5/15/22	3,060	3,098
1,6 Iron Mountain Europe plc		6.125%	9/15/22	755	1,030
	Iron Mountain Inc.	5.750%	8/15/24	825	852
1	MSCI Inc.	5.250%	11/15/24	395	418
1	MSCI Inc.	5.750%	8/15/25	1,560	1,665
1	MSCI Inc.	4.750%	8/1/26	510	519
	NCR Corp.	4.625%	2/15/21	2,375	2,417
	NCR Corp.	5.875%	12/15/21	145	153
	NCR Corp.	6.375%	12/15/23	455	484
	Nokia Oyj	6.625%	5/15/39	2,250	2,436
1	NXP BV / NXP Funding LLC	3.750%	6/1/18	1,190	1,206
1	NXP BV / NXP Funding LLC	4.125%	6/15/20	545	578
1	NXP BV / NXP Funding LLC	4.625%	6/15/22	1,080	1,139
1	NXP BV / NXP Funding LLC	3.875%	9/1/22	1,355	1,426
1	NXP BV / NXP Funding LLC	5.750%	3/15/23	255	270
1	NXP BV / NXP Funding LLC	4.625%	6/1/23	1,035	1,132
1	Open Text Corp.	5.625%	1/15/23	970	994
1	Open Text Corp.	5.875%	6/1/26	395	413
1	Sensata Technologies BV	5.625%	11/1/24	575	607
1	Sensata Technologies BV	5.000%	10/1/25	1,610	1,654
1	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,642
	SS&C Technologies Holdings Inc.	5.875%	7/15/23	890	939

	Transportation (1.9%)
1	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	1,876	1,881

Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.500%	4/1/23	2,028	2,056
1 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	6.375%	4/1/24	580	594
2 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	354	375
Hertz Corp.	4.250%	4/1/18	390	401
Hertz Corp.	6.750%	4/15/19	720	736
Hertz Corp.	5.875%	10/15/20	1,330	1,377
Hertz Corp.	7.375%	1/15/21	2,230	2,314
1 Hertz Corp.	5.500%	10/15/24	1,690	1,681
				500,445
Utilities (2.9%)
Electric (2.9%)
AES Corp.	8.000%	6/1/20	815	956
AES Corp.	4.875%	5/15/23	600	613
AES Corp.	5.500%	3/15/24	3,706	3,854
Calpine Corp.	5.375%	1/15/23	1,025	1,022
1 Calpine Corp.	5.875%	1/15/24	285	301
Calpine Corp.	5.750%	1/15/25	3,800	3,743
GenOn Energy Inc.	7.875%	6/15/17	575	476
GenOn Energy Inc.	9.500%	10/15/18	1,800	1,413
GenOn Energy Inc.	9.875%	10/15/20	745	559
NRG Energy Inc.	7.875%	5/15/21	86	90
NRG Energy Inc.	6.250%	7/15/22	1,544	1,571
NRG Energy Inc.	6.625%	3/15/23	300	305
NRG Energy Inc.	6.250%	5/1/24	1,416	1,416
1 NRG Energy Inc.	7.250%	5/15/26	1,425	1,457
				17,776
Total Corporate Bonds (Cost $562,155)				576,580
			Shares
Preferred Stocks (0.1%)
Hartford Financial Services Group Inc. Pfd.
(Cost $279)	7.875%		11,175	350
Other (0.0%)
* MediaNews Group Inc. Warrants Exp.
03/19/2017 (Cost $778)			2,084	48
Temporary Cash Investment (1.4%)
			Face
			Amount
			($000)
Repurchase Agreement (1.4%)
Bank of America Securities, LLC
(Dated 9/30/16, Repurchase Value
$8,600,000, collateralized by Federal
National Mortgage Assn. 2.090%, 8/1/44,
with a value of $8,772,000) (Cost $8,600)	0.490%	10/3/16	8,600	8,600
Total Investments (98.5%) (Cost $581,128)				594,902
Other Asset and Liabilities-Net (1.5%)				8,973
Net Assets (100%)				603,875

*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate value of these securities was $213,251,000, representing 35.3% of net assets.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Face amount denominated in euro.
4	Adjustable-rate security.
5	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At September 30, 2016, the aggregate value of these securities was $15,758,000, representing 2.6% of net assets.
6	Face amount denominated in British pounds.
A.	Security Valuation: Securities are valued as of the close of trading on the

New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	9,324	—
Corporate Bonds	—	576,580	—
Preferred Stocks	—	350	—
Other	—	—	48
Temporary Cash Investments	—	8,600	—
Forward Currency Contracts—Liabilities	—	(7)	—
Total	—	594,847	48

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	10/31/16	USD	5,292	EUR	4,710	(6)
UBS AG	10/31/16	USD	999	GBP	771	(1)
						(7)

EUR—Euro. GBP—British pound. USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended September 30, 2016, the fund had no open swap contracts.

G. At September 30, 2016, the cost of investment securities for tax purposes was $581,128,000. Net unrealized appreciation of investment securities for tax purposes was $13,774,000, consisting of unrealized gains of $22,861,000 on securities that had risen in value since their purchase and $9,087,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (41.6%)
2	Federal Home Loan Bank Discount Notes	0.320%	10/3/16	30,000	29,999
2	Federal Home Loan Bank Discount Notes	0.320%	10/4/16	3,300	3,300
2	Federal Home Loan Bank Discount Notes	0.298%–0.39%	10/7/16	41,908	41,906
2	Federal Home Loan Bank Discount Notes	0.461%	10/12/16	2,300	2,300
2	Federal Home Loan Bank Discount Notes	0.380%	10/17/16	900	900
2	Federal Home Loan Bank Discount Notes	0.501%	11/2/16	500	500
2	Federal Home Loan Bank Discount Notes	0.451%	11/4/16	5,000	4,998
3	Freddie Mac Discount Notes	0.300%	10/6/16	2,800	2,800
3	Freddie Mac Discount Notes	0.380%	10/21/16	1,000	1,000
	United States Treasury Bill	0.320%	10/20/16	50,000	49,992
	United States Treasury Bill	0.318%	10/27/16	59,985	59,971
	United States Treasury Bill	0.381%	11/10/16	50,000	49,979
	United States Treasury Bill	0.371%	11/17/16	24,705	24,693
	United States Treasury Bill	0.501%	3/23/17	50,000	49,880
4	United States Treasury Floating Rate Note	0.303%	10/31/16	14,500	14,499
4	United States Treasury Floating Rate Note	0.334%	1/31/17	24,296	24,295
	United States Treasury Note/Bond	3.125%	10/31/16	5,000	5,011
	United States Treasury Note/Bond	1.000%	10/31/16	2,500	2,501
	United States Treasury Note/Bond	4.625%	11/15/16	10,000	10,051
	United States Treasury Note/Bond	3.250%	12/31/16	15,000	15,104
Total U.S. Government and Agency Obligations (Cost $393,679)					393,679
Commercial Paper (26.3%)
Bank Holding Company (1.0%)
5	ABN Amro Funding USA LLC	1.003%	12/16/16	500	499
5	ABN Amro Funding USA LLC	0.973%–1.003%	12/19/16	3,000	2,993
5	ABN Amro Funding USA LLC	1.024%	12/22/16	1,500	1,496
5	ABN Amro Funding USA LLC	0.983%–1.024%	1/3/17	2,750	2,743
5	ABN Amro Funding USA LLC	1.024%	1/4/17	1,250	1,247
5	ABN Amro Funding USA LLC	1.024%	1/6/17	500	499
					9,477
Finance—Auto (1.2%)
	Toyota Motor Credit Corp.	0.883%	12/8/16	750	749
	Toyota Motor Credit Corp.	0.873%	12/13/16	750	749
	Toyota Motor Credit Corp.	0.873%	12/14/16	750	749
	Toyota Motor Credit Corp.	0.883%	12/19/16	1,000	998
	Toyota Motor Credit Corp.	0.883%	12/20/16	500	499
	Toyota Motor Credit Corp.	0.903%	1/4/17	5,000	4,988
	Toyota Motor Credit Corp.	0.883%	1/6/17	1,500	1,496
	Toyota Motor Credit Corp.	0.923%	1/10/17	1,000	997
	Toyota Motor Credit Corp.	0.913%	1/24/17	300	299
					11,524
Foreign Banks (14.6%)
5	Australia & New Zealand Banking Group, Ltd.	0.651%	10/3/16	3,000	3,000
5	Australia & New Zealand Banking Group, Ltd.	0.823%	11/3/16	2,000	1,999
4,5 Australia & New Zealand Banking Group, Ltd.		1.013%	2/1/17	3,250	3,250
4,5 Australia & New Zealand Banking Group, Ltd.		1.096%	3/6/17	5,250	5,250
5	Australia & New Zealand Banking Group, Ltd.	1.167%	3/20/17	1,750	1,740
5	Australia & New Zealand Banking Group, Ltd.	1.167%	3/21/17	1,500	1,492

Vanguard Money Market Portfolio

5	Australia & New Zealand Banking Group, Ltd.	1.157%	3/23/17	3,800	3,779
4,5 Bank of Nova Scotia		0.917%	11/8/16	2,000	2,000
5	Bank of Nova Scotia	0.852%	11/30/16	5,000	4,993
4,5 Commonwealth Bank of Australia		0.875%	10/4/16	5,000	5,000
4,5 Commonwealth Bank of Australia		0.868%	10/11/16	3,000	3,000
4,5 Commonwealth Bank of Australia		0.897%	10/31/16	2,250	2,250
4,5 Commonwealth Bank of Australia		0.894%	11/1/16	2,250	2,250
4,5 Commonwealth Bank of Australia		1.023%	2/3/17	1,000	1,000
4,5 Commonwealth Bank of Australia		1.072%	5/19/17	1,250	1,250
4,5 Commonwealth Bank of Australia		1.074%	5/26/17	3,750	3,750
4,5 Commonwealth Bank of Australia		1.186%	6/21/17	2,000	2,000
4,5 Commonwealth Bank of Australia		1.144%	6/30/17	2,750	2,750
4,5 Commonwealth Bank of Australia		1.202%	9/25/17	1,250	1,250
5	Danske Corp.	0.933%	12/8/16	2,750	2,745
5	Danske Corp.	0.933%	12/9/16	1,250	1,248
5	Danske Corp.	0.953%	12/23/16	4,000	3,991
5	Danske Corp.	0.983%	1/10/17	500	499
5	DNB Bank ASA	0.952%	12/16/16	2,800	2,794
	ING US Funding LLC	0.933%	12/7/16	5,000	4,991
	ING US Funding LLC	0.942%	12/8/16	2,750	2,745
	ING US Funding LLC	0.943%	12/19/16	2,000	1,996
5	National Australia Bank Ltd.	0.823%	10/13/16	5,000	4,999
5	National Australia Bank Ltd.	0.844%	10/24/16	4,000	3,998
5	National Australia Bank Ltd.	0.934%	11/21/16	5,000	4,993
4,5 National Australia Bank Ltd.		0.956%	3/3/17	3,000	3,000
4,5 National Australia Bank Ltd.		1.117%	4/10/17	2,500	2,500
5	Nordea Bank AB	0.910%	11/14/16	3,000	2,997
5	Skandinaviska Enskilda Banken AB	0.883%	12/28/16	4,000	3,991
5	Skandinaviska Enskilda Banken AB	0.893%	1/23/17	4,500	4,487
5	Skandinaviska Enskilda Banken AB	0.984%	2/28/17	1,500	1,494
5	Sumitomo Mitsui Banking Corporation	1.003%	1/3/17	1,900	1,895
5	Svenska Handelsbanken AB	0.500%	10/3/16	6,000	6,000
5	Svenska Handelsbanken AB	0.833%	11/1/16	5,000	4,997
	Swedbank AB	1.136%	3/20/17	5,000	4,973
5	Westpac Banking Corp.	0.781%	12/19/16	3,000	2,995
4,5 Westpac Banking Corp.		1.012%	1/27/17	7,000	7,000
4,5 Westpac Banking Corp.		1.065%	5/26/17	4,250	4,250
					137,581
Foreign Governments (5.8%)
5	CDP Financial Inc.	0.651%	10/4/16	500	500
5	CDP Financial Inc.	0.722%	10/13/16	5,000	4,999
5	CDP Financial Inc.	0.701%	10/21/16	2,000	1,999
5	CDP Financial Inc.	1.003%	1/13/17	1,500	1,496
5	CDP Financial Inc.	1.003%	1/17/17	1,000	997
5	CDP Financial Inc.	1.248%	3/13/17	6,000	5,966
	Export Development Canada	0.641%	10/17/16	2,000	1,999
5	Ontario Teachers' Finance Trust	0.874%	10/11/16	738	738
5	Ontario Teachers' Finance Trust	0.884%	10/26/16	1,000	999
5	Ontario Teachers' Finance Trust	0.894%	10/31/16	10,000	9,992
5	Ontario Teachers' Finance Trust	0.945%	11/15/16	1,000	999
5	Ontario Teachers' Finance Trust	0.995%	12/5/16	5,000	4,991
4,5 Ontario Teachers' Finance Trust		1.145%	3/2/17	1,000	1,000
6	PSP Capital Inc.	0.651%–0.661%	10/3/16	5,061	5,061
6	PSP Capital Inc.	0.651%	10/4/16	2,000	2,000
6	PSP Capital Inc.	0.731%	11/17/16	1,250	1,249
6	PSP Capital Inc.	0.731%	11/21/16	2,500	2,497
6	PSP Capital Inc.	0.842%	1/5/17	1,000	998

Vanguard Money Market Portfolio

6 PSP Capital Inc.	0.842%	1/6/17	1,500	1,497
6 PSP Capital Inc.	0.842%	1/9/17	3,000	2,993
6 PSP Capital Inc.	0.873%	1/17/17	1,500	1,496
6 PSP Capital Inc.	0.842%	1/24/17	500	499
				54,965
Foreign Industrial (2.8%)
Nestle Finance International Ltd.	0.782%	1/13/17	4,500	4,490
Nestle Finance International Ltd.	0.843%	2/21/17	4,250	4,236
5 Reckitt Benckiser Treasury Services plc	0.651%	10/3/16	1,630	1,630
5 Siemens Capital Co. LLC	0.691%	12/28/16	2,900	2,895
5 Total Capital Canada Ltd.	0.601%	10/5/16	250	250
5 Total Capital Canada Ltd.	0.611%	10/7/16	5,250	5,249
5 Total Capital Canada Ltd.	0.621%	10/11/16	1,000	1,000
5 Total Capital Canada Ltd.	0.691%	12/19/16	1,500	1,498
Toyota Credit Canada Inc.	0.651%	10/3/16	500	500
Toyota Credit Canada Inc.	0.905%	12/9/16	5,000	4,991
				26,739
Industrial (0.9%)
5 Henkel of America Inc.	0.661%	10/11/16	500	500
5 Henkel of America Inc.	0.711%	12/1/16	2,200	2,197
5 The Coca-Cola Co.	0.601%	10/11/16	5,950	5,949
				8,646
Total Commercial Paper (Cost $248,932)				248,932
Certificates of Deposit (36.5%)
Domestic Banks (6.9%)
Citibank NA	0.650%	10/7/16	5,000	5,000
Citibank NA	0.890%	12/20/16	2,000	2,000
4 HSBC Bank USA NA	0.936%	10/3/16	3,000	3,000
HSBC Bank USA NA	0.950%	10/19/16	1,750	1,750
4 HSBC Bank USA NA	0.926%	11/4/16	1,000	1,000
4 HSBC Bank USA NA	0.919%	11/7/16	2,000	2,000
HSBC Bank USA NA	0.860%	11/14/16	1,799	1,799
HSBC Bank USA NA	0.915%	12/2/16	1,665	1,665
4 HSBC Bank USA NA	1.123%	3/1/17	5,000	5,000
4 HSBC Bank USA NA	1.096%	3/6/17	3,750	3,750
4 HSBC Bank USA NA	1.098%	4/3/17	3,000	3,000
4 HSBC Bank USA NA	1.131%	4/19/17	1,000	1,000
4 JPMorgan Chase Bank NA	1.086%	4/21/17	500	500
4 JPMorgan Chase Bank NA	1.075%	5/2/17	500	500
4 State Street Bank & Trust Co.	0.876%	10/6/16	3,000	3,000
4 State Street Bank & Trust Co.	0.881%	10/18/16	3,000	3,000
4 State Street Bank & Trust Co.	0.896%	11/23/16	1,500	1,500
4 Wells Fargo Bank NA	0.894%	10/28/16	3,000	3,000
Wells Fargo Bank NA	0.910%	11/10/16	2,000	2,000
4 Wells Fargo Bank NA	0.880%	11/16/16	3,000	3,000
4 Wells Fargo Bank NA	1.003%	1/11/17	1,500	1,500
4 Wells Fargo Bank NA	1.035%	2/1/17	4,000	4,000
Wells Fargo Bank NA	1.060%	2/1/17	5,000	5,001
4 Wells Fargo Bank NA	1.093%	3/22/17	7,000	7,000
				64,965
Eurodollar Certificates of Deposit (0.8%)
National Australia Bank Ltd.	0.680%	10/7/16	5,000	5,000
National Australia Bank Ltd.	0.680%	10/12/16	3,000	3,000
				8,000

Vanguard Money Market Portfolio

Yankee Certificates of Deposit (28.8%)
Bank of Montreal (Chicago Branch)	0.690%	10/5/16	3,000	3,000
Bank of Montreal (Chicago Branch)	0.850%	11/4/16	7,000	7,000
4 Bank of Montreal (Chicago Branch)	0.926%	1/3/17	4,000	4,000
Bank of Montreal (Chicago Branch)	0.990%	1/19/17	3,500	3,500
Bank of Montreal (Chicago Branch)	0.990%	1/20/17	3,500	3,500
4 Bank of Montreal (Chicago Branch)	1.109%	3/7/17	3,000	3,000
4 Bank of Nova Scotia (Houston Branch)	1.108%	2/10/17	10,000	10,000
4 Bank of Nova Scotia (Houston Branch)	1.136%	3/6/17	3,000	3,000
4 Bank of Nova Scotia (Houston Branch)	1.098%	3/14/17	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.680%	10/12/16	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.950%	12/16/16	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.990%	12/29/16	5,000	5,000
BNP Paribas (New York Branch)	0.440%	10/3/16	15,150	15,150
Canadian Imperial Bank of Commerce (New
York Branch)	0.650%	10/3/16	5,000	5,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.930%	11/18/16	5,000	5,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.875%	12/2/16	5,000	5,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.926%	1/5/17	4,000	4,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	1.146%	2/23/17	5,000	5,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	1.100%	3/14/17	3,000	3,000
4 Commonwealth Bank of Australia (New York
Branch)	1.035%	2/1/17	1,000	1,000
Credit Agricole Corporate And Investment Bank	0.360%	10/3/16	20,000	20,000
Credit Suisse (New York Branch)	0.950%	12/5/16	3,500	3,500
Credit Suisse (New York Branch)	0.940%	12/9/16	6,000	6,000
DNB Bank ASA (New York Branch)	0.870%	1/19/17	5,000	5,000
4 Nordea Bank Finland plc (New York Branch)	1.073%	3/1/17	7,000	7,000
4 Nordea Bank Finland plc (New York Branch)	1.067%	3/8/17	2,000	2,000
4 Royal Bank of Canada (New York Branch)	0.886%	10/3/16	2,250	2,250
4 Royal Bank of Canada (New York Branch)	0.901%	10/18/16	4,500	4,500
4 Royal Bank of Canada (New York Branch)	0.896%	11/4/16	2,000	2,000
Royal Bank of Canada (New York Branch)	0.960%	12/16/16	1,750	1,750
Royal Bank of Canada (New York Branch)	0.980%	12/21/16	3,000	3,000
4 Royal Bank of Canada (New York Branch)	0.923%	2/1/17	5,000	5,000
4 Royal Bank of Canada (New York Branch)	1.131%	2/17/17	3,000	3,000
4 Royal Bank of Canada (New York Branch)	1.125%	3/2/17	5,000	5,000
4 Royal Bank of Canada (New York Branch)	1.067%	3/8/17	3,000	3,000
Skandinaviska Enskilda Banken (New York
Branch)	0.380%	10/3/16	8,000	8,000
Skandinaviska Enskilda Banken (New York
Branch)	0.980%	2/28/17	1,750	1,750
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.730%	10/11/16	5,000	5,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.880%	11/15/16	5,000	5,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	0.900%	12/1/16	4,000	4,000
Sumitomo Mitsui Banking Corporation (New
York Branch)	1.060%	1/17/17	2,500	2,500

Vanguard Money Market Portfolio

Sumitomo Mitsui Banking Corporation (New
York Branch)	1.030%	1/27/17	1,000	1,000
4 Svenska HandelsBanken (New York Branch)	0.889%	11/7/16	5,000	5,000
4 Svenska HandelsBanken (New York Branch)	0.893%	1/9/17	5,000	5,000
4 Svenska HandelsBanken (New York Branch)	1.104%	2/28/17	7,000	7,000
4 Svenska HandelsBanken (New York Branch)	1.088%	3/14/17	5,000	5,000
Swedbank AB (New York Branch)	0.820%	10/27/16	10,000	10,000
Swedbank AB (New York Branch)	0.890%	12/27/16	5,000	5,000
4 Swedbank AB (New York Branch)	1.113%	2/22/17	5,000	5,000
4 Swedbank AB (New York Branch)	1.097%	3/1/17	3,000	3,000
4 Toronto Dominion Bank (New York Branch)	0.889%	11/7/16	5,000	5,000
Toronto Dominion Bank (New York Branch)	1.000%	11/8/16	1,800	1,800
4 Toronto Dominion Bank (New York Branch)	0.931%	12/19/16	4,000	4,000
4 Toronto Dominion Bank (New York Branch)	1.166%	3/21/17	5,000	5,000
4 Westpac Banking Corp. (New York Branch)	0.876%	10/3/16	5,000	5,000
Westpac Banking Corp. (New York Branch)	0.940%	10/17/16	2,000	2,000
4 Westpac Banking Corp. (New York Branch)	0.969%	3/7/17	5,000	5,000
4 Westpac Banking Corp. (New York Branch)	1.204%	9/28/17	1,500	1,500
4 Westpac Banking Corp. (New York Branch)	1.204%	9/29/17	2,000	2,000
				272,700
Total Certificates of Deposit (Cost $345,665)				345,665
Other Notes (1.9%)
Bank of America NA	0.680%	10/4/16	2,000	2,000
Bank of America NA	0.640%	10/7/16	3,000	3,000
Bank of America NA	0.830%	10/11/16	5,000	5,000
Bank of America NA	0.890%	12/9/16	1,750	1,750
Bank of America NA	0.950%	1/4/17	1,750	1,750
Bank of America NA	0.950%	1/11/17	5,000	5,000
Total Other Notes (Cost $18,500)				18,500
Tax-Exempt Municipal Bonds (3.2%)
7 Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.860%	10/7/16	250	250
7 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.870%	10/7/16	7,400	7,400
7 Big Bear Lake CA Industrial Revenue
(Southwest Gas Corp. Project) VRDO	0.840%	10/7/16	300	300
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.810%	10/7/16	750	750
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.810%	10/7/16	1,000	1,000
7 Clark County NV Airport Improvement Revenue	0.860%	10/7/16	750	750
7 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.830%	10/7/16	250	250
7 Emmaus PA General Authority Revenue VRDO	0.850%	10/7/16	2,000	2,000
7 Emmaus PA General Authority Revenue VRDO	0.850%	10/7/16	4,700	4,700
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.810%	10/7/16	250	250
7 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.860%	10/7/16	250	250
7 Indiana Finance Authority Revenue VRDO	0.860%	10/7/16	7,895	7,895
7 Jacksonville FL Capital Project Revenue VRDO	0.880%	10/7/16	250	250

Vanguard Money Market Portfolio

	Maryland Economic Development Corp.
	Revenue (Howard Hughes Medical Institute)
	VRDO	0.810%	10/7/16	250	250
7	New York City NY Health & Hospital Corp.
	Revenue (Health System) VRDO	0.840%	10/7/16	250	250
7	New York State Dormitory Authority Revenue
	(City University System) VRDO	0.880%	10/7/16	1,250	1,250
7	New York State Housing Finance Agency
	Housing Revenue (10 Liberty Street) VRDO	0.820%	10/7/16	300	300
7	New York State Housing Finance Agency
	Housing Revenue (625 W 57th St) VRDO	0.740%	10/7/16	250	250
7	New York State Housing Finance Agency
	Housing Revenue (East 92nd Street) VRDO	0.810%	10/7/16	250	250
7	New York State Housing Finance Agency
	Housing Revenue (Riverside Center 2) VRDO	0.850%	10/7/16	250	250
7	Sacramento CA Municipal Utility District
	Revenue VRDO	0.840%	10/7/16	250	250
7	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	0.800%	10/7/16	250	250
	University of Texas Permanent University Fund
	Revenue VRDO	0.840%	10/7/16	1,000	1,000
7	Vermont Educational & Health Buildings
	Financing Agency Revenue (Norwich
	University Project)	0.780%	10/7/16	250	250
Total Tax-Exempt Municipal Bonds (Cost $30,595)					30,595
Corporate Bonds (0.9%)
4	Toyota Motor Credit Corp.	0.857%	10/7/16	5,000	5,000
4	Toyota Motor Credit Corp.	1.045%	4/24/17	3,000	3,000
Total Corporate Bonds (Cost $8,000)					8,000
Taxable Municipal Bonds (1.6%)
6,7 BlackRock Municipal Bond Trust TOB VRDO		0.910%	10/3/16	285	285
6,7 BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.910%	10/3/16	300	300
6,7 BlackRock Municipal Income Trust II TOB
	VRDO	0.910%	10/3/16	2,000	2,000
6,7 BlackRock Municipal Income Trust TOB VRDO		0.910%	10/3/16	1,650	1,650
6,7 BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.910%	10/3/16	330	330
6,7 BlackRock MuniHoldings Fund, Inc. TOB VRDO		0.910%	10/3/16	195	195
6,7 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.910%	10/3/16	1,550	1,550
6,7 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.910%	10/3/16	390	390
6,7 BlackRock MuniVest Fund II, Inc. TOB VRDO		0.910%	10/3/16	1,150	1,150
6,7 BlackRock MuniVest Fund, Inc. TOB VRDO		0.910%	10/3/16	1,000	1,000
6,7 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.910%	10/3/16	380	380
6,7 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.910%	10/3/16	1,000	1,000
6,7 BlackRock Strategic Municipal Trust TOB VRDO		0.910%	10/3/16	200	200
6	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.990%	10/7/16	145	145
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.990%	10/7/16	100	100

Vanguard Money Market Portfolio

7 New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	0.800%	10/7/16	4,375	4,375
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.990%	10/7/16	100	100
Total Taxable Municipal Bonds (Cost $15,150)				15,150
Total Investments (112.0%) (Cost $1,060,521)				1,060,521
Other Assets and Liabilities-Net (-12.0%)				(113,462)
Net Assets (100%)				947,059

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 Adjustable-rate security.

5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2016, the aggregate value of these securities was $188,197,000, representing 19.9% of net assets.

6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate value of these securities was $29,065,000, representing 3.1% of net assets.

7 Scheduled principal and interest payments are guaranteed by bank letter of credit. TOB—Tender Option Bond.

VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2016, 100% of the market value of the portfolio's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (17.2%)
U.S. Government Securities (17.1%)
	United States Treasury Inflation Indexed
	Bonds	2.375%	1/15/17	22,859	27,516
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/17	42,783	45,450
	United States Treasury Inflation Indexed
	Bonds	2.625%	7/15/17	14,218	17,014
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/21	11,567	11,998
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	19,733	21,047
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/26	462	470
	United States Treasury Note/Bond	1.000%	3/15/18	3,462	3,476
	United States Treasury Note/Bond	1.125%	1/15/19	6,800	6,845
	United States Treasury Note/Bond	1.250%	1/31/19	6,000	6,058
	United States Treasury Note/Bond	0.750%	2/15/19	20,100	20,059
1	United States Treasury Note/Bond	1.500%	2/28/19	4,600	4,672
	United States Treasury Note/Bond	1.000%	3/15/19	8,300	8,331
2	United States Treasury Note/Bond	1.625%	3/31/19	8,500	8,662
	United States Treasury Note/Bond	0.875%	4/15/19	7,200	7,204
	United States Treasury Note/Bond	1.625%	4/30/19	4,500	4,587
	United States Treasury Note/Bond	0.875%	6/15/19	9,000	9,001
	United States Treasury Note/Bond	1.625%	6/30/19	5,010	5,112
	United States Treasury Note/Bond	0.750%	7/15/19	14,518	14,470
	United States Treasury Note/Bond	1.000%	8/31/19	6,770	6,790
2	United States Treasury Note/Bond	1.625%	11/30/20	6,927	7,077
					235,839
Conventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	6.000%	12/1/16	1	1
3,4	Freddie Mac Gold Pool	6.000%	4/1/17	2	2
					3
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae Pool		2.344%	12/1/32	9	9
3,4,5Fannie Mae Pool		2.465%	9/1/32	1	1
3,4,5Fannie Mae Pool		2.679%	6/1/33	70	73
3,4,5Fannie Mae Pool		2.685%	7/1/32	8	9
3,4,5Fannie Mae Pool		2.720%	9/1/32	5	6
3,4,5Fannie Mae Pool		2.780%	5/1/33	51	54
3,4,5Fannie Mae Pool		2.782%	2/1/37	32	34
3,4,5Fannie Mae Pool		3.010%	8/1/37	14	15
3,4,5Fannie Mae Pool		3.035%	8/1/33	104	109
3,4,5Fannie Mae Pool		3.050%	7/1/33	145	150
3,4,5Fannie Mae Pool		3.145%	5/1/33	11	11
3,4,5Freddie Mac Non Gold Pool		2.504%	9/1/32	1	1
3,4,5Freddie Mac Non Gold Pool		2.643%	9/1/32	20	21
3,4,5Freddie Mac Non Gold Pool		2.823%	10/1/32	12	12
3,4,5Freddie Mac Non Gold Pool		2.836%	1/1/33	13	14
3,4,5Freddie Mac Non Gold Pool		3.000%	8/1/37	49	52

3,4,5Freddie Mac Non Gold Pool		3.086%	2/1/33	12	12
3,4,5Freddie Mac Non Gold Pool		3.211%	8/1/33	20	21
					604
Total U.S. Government and Agency Obligations (Cost $236,329)					236,446
Asset-Backed/Commercial Mortgage-Backed Securities (22.2%)
3	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	280	282
3	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	100	101
3	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,050	2,058
3,5	Ally Master Owner Trust Series 2014-1	0.994%	1/15/19	250	250
3,5	American Express Credit Account Secured
	Note Trust 2012-4	1.074%	5/15/20	700	700
3,5,6American Homes 4 Rent 2014-SFR1		1.531%	6/17/31	119	118
3,5,6American Homes 4 Rent 2014-SFR1		1.881%	6/17/31	110	109
3,6	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	290	314
3,6	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	87
3,6	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	427	458
3,6	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	370	393
3,6	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	177	192
3,6	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	100	109
3,6	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	415	457
3,6	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	275	318
3	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	57	57
3	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	267	267
3	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	400	403
3	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	507
3	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	80	81
3	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	112
3	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	155	156
3	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	175	178
3	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	100	101
3	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	280	283
3	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	650	651
3	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	170	171
3	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	290	296
3	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	200	206
3	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	460	462
3	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	280	287
3	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	200	207

3	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	370	370
3	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	120	121
3	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	130	132
3	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	220	229
3	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/8/21	590	591
3	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	240	242
3,6	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	280	292
3,6	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	270	274
3,6	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	160	160
3,6	ARL Second LLC 2014-1A	2.920%	6/15/44	486	475
3,6	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	480	516
3,6	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	360	360
3,6	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	500	510
3,6	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	730	737
3,6	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	1,120	1,135
3,6	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	600	614
3,6	Avis Budget Rental Car Funding AESOP LLC
	2016-2	2.720%	11/20/22	425	430
3,6	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	131
3	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	159	159
3	Banc of America Commercial Mortgage Trust
	2007-2	5.740%	4/10/49	655	659
3	Banc of America Commercial Mortgage Trust
	2008-1	6.392%	2/10/51	1,355	1,405
3	Banc of America Commercial Mortgage Trust
	2008-1	6.436%	2/10/51	118	122
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	220	242
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.512%	9/15/48	40	42
3,7	Banc of America Funding 2006-H Trust	3.113%	9/20/46	369	320
3	Bank of America Mortgage 2002-J Trust	3.960%	9/25/32	1	1
3,5,6Bank of America Student Loan Trust 2010-1A		1.514%	2/25/43	454	448
6	Bank of Montreal	1.750%	6/15/21	570	570
	Bank of Nova Scotia	1.850%	4/14/20	460	465
	Bank of Nova Scotia	1.875%	4/26/21	470	472
6	Bank of Nova Scotia	1.875%	9/20/21	590	593
3,6	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	271	268
3,7	Bear Stearns ARM Trust 2006-4	2.928%	10/25/36	563	506
3,7	Bear Stearns ARM Trust 2007-3	3.165%	5/25/47	456	400
3	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.910%	6/11/40	396	401

3	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	1,643	1,684
3,5,6BMW Floorplan Master Owner Trust 2015-1A		1.024%	7/15/20	1,425	1,427
3	BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	570	573
3,5	Brazos Higher Education Authority Inc. Series
	2005-3	1.057%	6/25/26	350	338
3,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.625%	2/25/30	534	529
3	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	220	223
3,5	Cabela's Credit Card Master Note Trust 2015-
	2	1.194%	7/17/23	600	594
3,5	Cabela's Credit Card Master Note Trust 2016-
	1	1.374%	6/15/22	1,040	1,040
3,6	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	122	119
3,6	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	228	222
3,6	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	400	411
3	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	200	201
3	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	260	262
3	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	150	150
3	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	70	70
6	Canadian Imperial Bank of Commerce	2.250%	7/21/20	530	542
3	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	112	112
3	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	315	320
3	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	545	546
3	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	370	372
3	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	330	333
3	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	290	295
3	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	300	301
3	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	150	151
3	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	100	101
3	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	100	102
3	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	530	535
3	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	520	526
3	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	150	152
3	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	170	174
3	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	190	190
3	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	40	41
3	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	250	250
3	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	90	90
3	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	140	140
3	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	80	80
3,5	Capital One Multi-Asset Execution Trust 2014-
	A3	0.904%	1/18/22	935	938
3	Capital One Multi-Asset Execution Trust 2015-
	A4	2.750%	5/15/25	1,450	1,531
3	Capital One Multi-Asset Execution Trust 2015-
	A8	2.050%	8/15/23	370	377
3,5	Capital One Multi-Asset Execution Trust 2016-
	A2	1.154%	2/15/24	550	553
3,5,6CARDS II Trust 2016-1A		1.224%	7/15/21	1,355	1,357
3	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	85	86

3	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	50	50
3	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	100	100
3	CarMax Auto Owner Trust 2015-1	1.830%	7/15/20	70	71
3	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	140	142
3	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	280	284
3	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	107	108
3	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	150	151
3	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	120	121
3	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	141
3	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	140	140
3	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	100
3	CD 2016-CD1 Mortgage Trust	2.724%	8/10/49	35	36
3	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	700	714
3,6	CFCRE Commercial Mortgage Trust 2011-C2	5.885%	12/15/47	390	458
3	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	500	528
3,5	Chase Issuance Trust 2007-C1	0.984%	4/15/19	800	799
3,5	Chase Issuance Trust 2016-A1	0.934%	5/17/21	108	108
3,6	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	2,190	2,198
3	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.054%	11/19/33	29	27
3,7	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.818%	3/20/36	275	221
3,7	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.957%	2/25/47	304	233
3,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	100	100
3,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	115	116
3,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	125	125
3,6	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	240	241
3,6	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	10	10
3,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	500	506
3,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	160	160
3,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	245	249
3,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	375	378
3,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	120	121
3,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	630	632
3,6	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	6	6
3,5	Citibank Credit Card Issuance Trust 2008-A7	1.907%	5/20/20	1,220	1,244
3	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	70	74
3	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	1,980	2,025
3	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	150	158
3,6	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	56
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	90	91

3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	150	158
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	546	560
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	215
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	370	411
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	270	290
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	175	190
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,150	1,260
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	570	621
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	310	333
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	130	142
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.603%	7/10/47	153	162
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	370	396
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	1,195	1,292
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	170	183
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.683%	10/10/47	20	21
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	180	188
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	770	805
3	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	415	454
3	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	780	853
3	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.724%	9/10/58	100	103
3	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	380	402
3,7	Citigroup Mortgage Loan Trust 2007-AR8	3.126%	7/25/37	215	210
3,6	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	545	545
3,6	CLI Funding V LLC 2013-1A	2.830%	3/18/28	429	416
3	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	527	532
3,5,6Colony American Homes 2014-1A		1.681%	5/17/31	282	281
3,5,6Colony American Homes 2014-1A		1.881%	5/17/31	395	390
3,5,6Colony American Homes 2014-2		1.872%	7/17/31	350	345
3,5,6Colony American Homes 2015-1		2.031%	7/17/32	20	20
3,5,6Colony American Homes 2015-1A		1.731%	7/17/32	269	267
3,5,6Colony Starwood Homes 2016-1A Trust		2.031%	7/17/33	240	243
3,5,6Colony Starwood Homes 2016-1A Trust		2.681%	7/17/33	105	106
3	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	63	62
3	COMM 2007-C9 Mortgage Trust	6.007%	12/10/49	535	545
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	80

3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	108
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	505	528
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	260	272
3	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	42
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	73
3	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	529	543
3	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	250	267
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	270	301
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	1,047	1,180
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	373
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,000	1,114
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	650	733
3	COMM 2013-CCRE13 Mortgage Trust	4.908%	12/10/23	110	126
3	COMM 2013-CCRE13 Mortgage Trust	4.908%	12/10/23	200	219
3,6	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	73
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,165	1,269
3	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	675	764
3,6	COMM 2013-CCRE9 Mortgage Trust	4.398%	7/10/45	280	296
3,6	COMM 2013-CCRE9 Mortgage Trust	4.398%	7/10/45	250	277
3	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	501	513
3,6	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	268
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	355
3,6	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	487
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	105
3,6	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	110	114
3,6	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	910	987
3	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	130	139
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	240	271
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	308
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	390	436
3	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	279
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,130	1,254
3	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	716
3	COMM 2014-CCRE17 Mortgage Trust	4.895%	5/10/47	200	217
3	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	300	316
3	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	715	787
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	845	916
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	860	931
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	516
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	878
3	COMM 2015-CCRE24 Mortgage Trust	3.445%	8/10/48	200	213
3	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	415	455
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	750	824
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	819
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	570	622
3	COMM 2015-CCRE27 Mortgage Trust	4.621%	10/10/48	210	215
3	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	90	94
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	360	382
6	Commonwealth Bank of Australia	2.000%	6/18/19	600	607
6	Commonwealth Bank of Australia	2.125%	7/22/20	750	762
3,6	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,040	1,094
3	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.267%	2/15/41	780	813
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	290	313
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	1,000	1,079
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	414	454
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.506%	8/15/48	240	246

3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	738	809
3	CSAIL 2016-C5 Commercial Mortgage Trust	4.689%	11/15/48	220	233
3,6	DB Master Finance LLC 2015-1A	3.262%	2/20/45	215	216
3	DBJPM 16-C1 Mortgage Trust	3.505%	5/10/49	60	58
3	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	2,700	2,728
3,5	Discover Card Execution Note Trust 2013-A1	0.824%	8/17/20	547	547
3	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	1,400	1,429
3	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	1,050	1,078
3,6	Drive Auto Receivables Trust 2015-AA	2.280%	6/17/19	269	270
3,6	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	190	192
3,6	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	140	144
3,6	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	143	143
3,6	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	420	424
3,6	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	250	252
3,6	Drive Auto Receivables Trust 2015-CA	2.230%	9/16/19	339	339
3,6	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	515	520
3,6	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	380	387
3,6	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	534	533
3,6	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	750	752
3,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	750	761
3,6	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	750	774
3,6	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	850	852
3,6	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	170	174
3,6	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	30	30
3,6	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	200	202
3,6	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	340	344
3,6	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	480	490
3,5,6Edsouth Indenture No 9 LLC 2015-1		1.325%	10/25/56	642	626
3,6	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	140	140
3,6	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	600	605
3,6	Enterprise Fleet Financing LLC Series 2016-2	2.040%	2/22/22	240	240
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C02	1.675%	5/25/25	47	47
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C02	1.725%	5/25/25	108	108
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C03	2.025%	7/25/25	203	204
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C03	2.025%	7/25/25	284	285
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C04	2.125%	4/25/28	457	458
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C04	2.225%	4/25/28	223	224
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C04	1.975%	1/25/29	159	160
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C05	1.875%	1/25/29	94	94
3,7	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.229%	11/25/36	201	177
7	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.761%	1/25/37	437	377
3	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	200	200
3	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	420	422
3	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	380	377
3	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	310	311
3,6	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	630	643
3,6	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	260	263

3,6	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	630	645
3,6	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	140	142
3	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	310	313
3	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	297
3	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	137
3,6	Ford Credit Auto Owner Trust 2015-REV1	2.120%	7/15/26	510	518
3,6	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	1,500	1,542
3	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	170	171
3,6	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	750	768
3,6	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	1,790	1,808
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	700	702
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	1,827	1,833
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	201
3	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	201
3	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	151
3	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	151
3	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	61
3	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	200	200
3,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.024%	2/15/21	130	130
3	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	100	101
3	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	1,680	1,684
3	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	273	277
3	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	1,850	1,894
3,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.144%	7/15/21	1,490	1,491
3,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.054%	7/15/20	1,150	1,154
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	1.775%	10/25/28	240	240
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.725%	10/25/28	250	254
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	1.625%	12/25/28	245	245
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.525%	12/25/28	250	255
3,6	FRS I LLC 2013-1A	1.800%	4/15/43	77	75
3,6	FRS I LLC 2013-1A	3.080%	4/15/43	488	482
3	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	2,030
3	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,275	1,278
3,5	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.282%	4/22/19	900	902

3,5	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.182%	1/20/22	500	500
3,6	GM Financial Automobile Leasing Trust 2014-
	1A	1.760%	5/21/18	300	300
3	GM Financial Automobile Leasing Trust 2015-
	1	1.730%	6/20/19	150	151
3	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	140	142
3	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	120	122
3	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	670	673
3	GM Financial Automobile Leasing Trust 2015-
	3	1.810%	11/20/19	70	70
3	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	90	91
3	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	190	193
3	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	150	151
3	GM Financial Automobile Leasing Trust 2016-
	3	1.610%	12/20/19	240	241
3	GM Financial Automobile Leasing Trust 2016-
	3	1.780%	5/20/20	220	220
3	GM Financial Leasing Trust 2015-3	3.480%	8/20/20	190	193
3	GMACM Mortgage Loan Trust 2005-AR6	3.164%	11/19/35	82	75
3,6	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	1,450	1,440
3,6	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	250	250
3,5,6GMF Floorplan Owner Revolving Trust 2016-1		1.374%	5/17/21	1,050	1,052
3,6	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	290	292
3,6	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	220	220
3,6	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	1,265	1,268
3,5,6Golden Credit Card Trust 2015-1A		0.964%	2/15/20	1,200	1,201
3,6	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,364
3,6	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	1,520	1,524
3,6	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	532
3,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2013-1	1.160%	5/15/18	82	82
3,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	120	121
3,6	GS Mortgage Securities Trust 2010-C2	5.357%	12/10/43	100	113
3,6	GS Mortgage Securities Trust 2011-GC3	5.820%	3/10/44	70	78
3,6	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	790	850
3,6	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	860	887
3,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	28
3	GS Mortgage Securities Trust 2012-GCJ7	5.920%	5/10/45	210	231
3	GS Mortgage Securities Trust 2013-GC13	4.168%	7/10/46	525	588
3,6	GS Mortgage Securities Trust 2013-GC13	4.201%	7/10/46	140	148
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	295	310
3	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	214
3	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	453	462
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	214
3	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	575	638
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,141
3	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	876	969
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,007	1,109
3	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	418

3	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	270	298
3	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	410	436
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	350	381
3	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	770	819
3	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	600	640
3	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	309	340
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	698	749
3	GS Mortgage Securities Trust 2015-GC34	4.810%	10/10/48	310	325
6	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	659
3,6	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,330	1,336
3,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	1,500	1,495
3,6	Hertz Vehicle Financing LLC 2015-3A	2.670%	9/25/21	400	403
3,6	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	840	857
3,6	Hertz Vehicle Financing LLC 2016-3	2.270%	7/25/20	570	571
3,6	Hertz Vehicle Financing LLC 2016-4	2.650%	7/25/22	640	647
3,6	Hilton USA Trust 2013-HLT	2.662%	11/5/30	380	380
3,6	Hilton USA Trust 2013-HLT	3.367%	11/5/30	395	395
3,6	Hilton USA Trust 2013-HLT	3.714%	11/5/30	180	180
3,6	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	770	791
3,6	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	529
3,6	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	200	200
3,6	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	250	250
3,6	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	370	371
3,6	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	500	503
3,6	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	375	378
3,6	Hyundai Auto Lease Securitization Trust
	2016-A	1.800%	12/16/19	380	383
3,6	Hyundai Auto Lease Securitization Trust
	2016-C	1.490%	2/18/20	620	620
3,6	Hyundai Auto Lease Securitization Trust
	2016-C	1.650%	7/15/20	270	270
3	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	250	253
3	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	151
3	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	131
3	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	201
3	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	141
3	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	250	251
3	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	91
3	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	213
3,6	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	390	393
3,6	Icon Brands Holdings LLC 2012-1A	4.229%	1/25/43	377	343
5	Illinois Student Assistance Commission Series
	2010-1	1.765%	4/25/22	229	230
3,5,6Invitation Homes 2014-SFR1 Trust		2.031%	6/17/31	730	728
3,5,6Invitation Homes 2014-SFR2 Trust		1.631%	9/17/31	284	283
3,5,6Invitation Homes 2014-SFR2 Trust		2.131%	9/17/31	220	220
3,5,6Invitation Homes 2015-SFR2 Trust		1.877%	6/17/32	196	196
3,5,6Invitation Homes 2015-SFR2 Trust		2.177%	6/17/32	70	70
3,5,6Invitation Homes 2015-SFR3 Trust		2.281%	8/17/32	80	80
3,6	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	350	371
3	John Deere Owner Trust 2015-B	1.780%	6/15/22	90	91

3	John Deere Owner Trust 2016-B	1.490%	5/15/23	130	130
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	105	107
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	885	908
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	754	761
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	543	555
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	90	95
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	59	60
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	70	75
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.733%	11/15/43	150	164
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.733%	11/15/43	170	181
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	440	455
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	625	690
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	77
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.562%	8/15/46	100	114
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	420	451
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	440	458
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	105
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	714
3,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	158
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	988
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	340	377
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.189%	1/15/46	170	177
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	302
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	30	33
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	410	460
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	449
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.076%	12/15/46	550	633
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.140%	12/15/46	270	295
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	81	82

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	345	361
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	420	457
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.160%	7/15/45	180	197
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	360	389
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	300	336
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	254	261
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	100	108
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	800	896
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	430	492
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.214%	11/15/45	340	378
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	485	546
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	760	849
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	300	334
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	300	342
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	150	164
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	220	235
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	300	326
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	450	476
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	1,030	1,108
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	190	200
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	580	629
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	210	226
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	1,010	1,112
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	385	425
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	270	297
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	370	401
3 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.562%	12/15/48	145	157
3 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	513	563
3 LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	558	563

3	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	721	746
3,6	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	450	472
3,6	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	317
3	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.684%	4/25/34	19	18
3,5	MBNA Credit Card Master Note Trust 2004-
	A3	0.784%	8/16/21	2,205	2,206
3	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	550	553
3	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.750%	12/15/21	520	527
3,5,6Mercedes-Benz Master Owner Trust 2015-B		0.904%	4/15/20	250	250
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.615%	2/25/33	47	45
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	3.136%	7/25/33	14	13
3	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	186	192
3,6	Miramax LLC 2014-1A	3.340%	7/20/26	80	80
3	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	17	17
3,6	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	636	641
3,6	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	370	372
3,6	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	800	819
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	500	530
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	50	54
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	140	146
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	70	73
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	650	727
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	177	180
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	270	299
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.360%	8/15/46	1,080	1,217
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	190	206
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	80	90
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	200	224
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	130	136
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	60	63
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	595	627
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	450	503
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	450	501
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	890	976
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	575	640

3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	5.058%	4/15/47	50	54
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	895	990
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	230	252
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.482%	6/15/47	300	333
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.915%	6/15/47	300	323
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	620	677
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	130	142
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	450	501
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	310	327
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	180	195
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	175	182
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	935	992
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	845	897
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	422	464
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	420	453
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	715	783
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	410	438
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	505	552
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	4.912%	5/15/49	40	42
3	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	136	136
3	Morgan Stanley Capital I Trust 2007-IQ15	6.103%	6/11/49	600	616
3	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	1,041	1,068
3	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	404
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	64
3,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	405	424
3,6	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	731
3,6	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	635
3,6	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	699	759
3	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	621	688
3	Morgan Stanley Capital I Trust 2015-UBS8	4.744%	12/15/48	350	372
3	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	133	136
3	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.636%	6/25/36	185	167
3,6	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	815	840
6	National Australia Bank Ltd.	2.250%	3/16/21	245	250
3,5	Navient Student Loan Trust 2015-3	1.175%	6/26/56	560	543
3,5,6Navient Student Loan Trust 2016-3		1.375%	6/25/65	200	199

3,5,6Navistar Financial Dealer Note Master Trust
	2016-1A	0.000%	9/27/21	670	670
3,5	New Mexico Educational Assistance
	Foundation 2013-1	1.223%	1/2/25	366	359
3,6	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	370	370
3	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	130	131
3	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	760	761
3	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	140	140
3	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	190	193
3	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	160	160
3,5	Nissan Master Owner Trust Receivables
	Series 2016-A	1.164%	6/15/21	2,070	2,074
5	North Carolina State Education Assistance
	Authority 2011-1	1.614%	1/26/26	258	258
3,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	245
3,6	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	204
3,5,6PFS Financing Corp. 2014-AA		1.124%	2/15/19	100	100
3,5,6PFS Financing Corp. 2015-AA		1.144%	4/15/20	250	248
3,6	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	340	340
3,5,6Progress Residential 2015-SFR1 Trust		2.381%	2/17/32	20	20
3,6	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	179	181
3,6	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	619	635
3,6	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	239
3,5,6Resimac Premier Series 2014-1A		1.545%	12/12/45	381	380
3,5,6Resimac Premier Series 2016-1A		1.908%	10/10/47	1,456	1,457
3,7	RFMSI Series 2006-SA2 Trust	4.021%	8/25/36	441	375
3,7	RFMSI Series 2006-SA3 Trust	4.130%	9/25/36	137	110
	Royal Bank of Canada	2.200%	9/23/19	592	604
	Royal Bank of Canada	2.100%	10/14/20	950	967
3	Royal Bank of Canada	1.875%	2/5/21	600	607
	Royal Bank of Canada	2.300%	3/22/21	545	559
3	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	369	370
3	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	65	65
3	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	355	365
3	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	100	100
3	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	600	604
3	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	600	611
3	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	720	726
3	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	170	171
3	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	112
3	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	100	103
6	SBA Tower Trust	3.156%	10/15/20	270	276
3,5,6Silver Bay Realty 2014-1 Trust		1.531%	9/17/31	254	253
3,5,6Silver Bay Realty 2014-1 Trust		1.981%	9/17/31	160	158

3,6	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	270	278
3,6	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	1,322	1,359
3,6	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	529	555
3,6	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	301	307
3,5,6SLM Private Education Loan Trust 2012-E		1.274%	10/16/23	50	50
3,5,6SLM Private Education Loan Trust 2013-A		1.574%	5/17/27	600	602
3,6	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	200	194
3,6	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	250	249
3,6	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	300	294
3,6	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	140	141
3,6	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	100	101
3,6	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	98
3,5	SLM Student Loan Trust 2005-5	0.815%	4/25/25	694	689
3,5	SLM Student Loan Trust 2005-9	0.835%	1/27/25	78	78
3	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	193	193
3,6	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	345	352
3,5,6SMB Private Education Loan Trust 2016-B		1.974%	2/17/32	310	314
3,6	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	240	246
3,6	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	145	146
3,6	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	155	155
3,5,6SoFi Professional Loan Program 2016-D LLC		1.600%	1/25/39	205	205
3,6	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	560	562
6	Stadshypotek AB	1.750%	4/9/20	873	877
3,5,6SWAY Residential 2014-1 Trust		1.831%	1/17/32	396	396
3	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	360	370
3	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	1,340	1,371
3	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,170	1,188
3	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	890	891
3	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	610	610
3,6	Taco Bell Funding LLC 2016-1A	3.832%	5/25/46	220	224
3,6	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	210	219
3,6	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	330	341
3,6	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	327	327
3,6	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	540	580
6	Toronto-Dominion Bank	1.950%	4/2/20	865	873
6	Toronto-Dominion Bank	2.250%	3/15/21	730	745
3,5,6Trade MAPS 1 Ltd. 2013-1A		1.218%	12/10/18	950	948
3,5,6Trade MAPS 1 Ltd. 2013-1A		1.768%	12/10/18	135	135
3,5,6Trade MAPS 1 Ltd. 2013-1A		2.768%	12/10/18	75	75
3,5,6Trafigura Securitisation Finance plc 2014-1A		1.474%	10/15/18	510	509
3,5,6Trillium Credit Card Trust II 2016-1A		1.242%	5/26/21	3,050	3,057
3	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	33
3,6	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	595	635
3	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	220	230
3,6	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	290	304
3,6	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	290
3,6	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	80	85
3,6	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	60	63
3,6	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	1,210	1,209

3,6	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	220	220
3,6	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	230	232
3	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	463	464
3	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	2.779%	1/25/33	9	9
3	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	2.676%	8/25/33	16	16
3	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	2.785%	9/25/33	21	22
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	705	739
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	43
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	201
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	755	847
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.432%	7/15/46	110	122
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	500	533
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,209
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	218
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	387
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	229
3	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	690	732
3	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	60	64
3	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	290	304
3	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	365	383
3	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	290	306
3	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	170	181
3	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	670	719
3	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	100	107
3	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	872	949
3	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.366%	6/15/48	270	275
3	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	486	522
3	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	420	457

3	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	350	382
3	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	270	278
3	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	790	874
3	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	275	303
3	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.691%	9/15/58	315	330
3	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	190	204
3	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	600	659
3	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	640	693
3,7	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	3.027%	10/25/36	340	317
3,6	Wendys Funding LLC 2015-1A	3.371%	6/15/45	277	279
3,6	Wendys Funding LLC 2015-1A	4.080%	6/15/45	396	401
3,6	Wendys Funding LLC 2015-1A	4.497%	6/15/45	149	149
6	Westpac Banking Corp.	2.000%	3/3/20	960	973
6	Westpac Banking Corp.	2.250%	11/9/20	615	628
3,6	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	875	957
3,6	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	270	297
3	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	265	277
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	270	290
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	148
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	100	105
3	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	570	596
3	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	74
3	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	52
3	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	480	518
3	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	65	73
3	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	350	399
3	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	85	91
3	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	230	257
3	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	160	173
3	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	605	682
3	WFRBS Commercial Mortgage Trust 2013-
	C18	4.821%	12/15/46	140	160
3	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	480	538
3	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	503	540
3	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	965	1,071

3	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	280	307
3	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	90	95
3	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	935	1,019
3	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	170	186
3	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	300	311
3	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	290	322
3	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	385	417
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	35	37
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	30	33
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	940	1,049
3,6	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	200	200
3	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	470	472
3,5	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.004%	2/15/22	510	511
3	World Financial Network Credit Card Master
	Note Trust Series 2016-A	2.030%	4/15/25	660	664
3	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	530	530
3	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	155	156
3	World Omni Automobile Lease Securitization
	Trust 2016-A	1.610%	1/15/22	330	329
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $298,815)					305,652
Corporate Bonds (51.9%)
Finance (25.6%)
	Banking (21.0%)
6	ABN AMRO Bank NV	1.800%	6/4/18	675	678
6	ABN AMRO Bank NV	2.500%	10/30/18	400	408
8	ABN AMRO Bank NV	3.250%	4/9/20	100	77
	American Express Centurion Bank	6.000%	9/13/17	1,650	1,720
	American Express Co.	6.150%	8/28/17	490	511
	American Express Co.	7.000%	3/19/18	463	499
	American Express Credit Corp.	1.550%	9/22/17	280	280
	American Express Credit Corp.	1.875%	11/5/18	899	906
	American Express Credit Corp.	2.125%	3/18/19	236	240
	American Express Credit Corp.	2.250%	8/15/19	602	614
	American Express Credit Corp.	2.375%	5/26/20	800	815
	American Express Credit Corp.	2.600%	9/14/20	458	468
	American Express Credit Corp.	2.250%	5/5/21	1,253	1,272
6	ANZ New Zealand International Ltd.	1.750%	3/29/18	695	698
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	400	400
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	790	798
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	50	51
6	Australia & New Zealand Banking Group Ltd.	4.400%	5/19/26	170	181
	Bank of America Corp.	5.420%	3/15/17	485	494
	Bank of America Corp.	5.700%	5/2/17	162	166
	Bank of America Corp.	6.400%	8/28/17	391	408

	Bank of America Corp.	6.000%	9/1/17	1,040	1,081
	Bank of America Corp.	2.000%	1/11/18	783	787
	Bank of America Corp.	6.875%	4/25/18	1,077	1,161
	Bank of America Corp.	5.650%	5/1/18	391	415
	Bank of America Corp.	1.950%	5/12/18	700	704
	Bank of America Corp.	6.500%	7/15/18	200	216
	Bank of America Corp.	2.600%	1/15/19	2,940	2,994
	Bank of America Corp.	2.625%	4/19/21	395	400
9	Bank of America Corp.	5.500%	11/22/21	320	480
	Bank of America NA	5.300%	3/15/17	240	244
	Bank of America NA	6.100%	6/15/17	160	165
	Bank of America NA	1.650%	3/26/18	1,685	1,692
	Bank of America NA	1.750%	6/5/18	1,160	1,167
5,8	Bank of America NA	2.885%	11/5/18	600	459
	Bank of Montreal	1.300%	7/14/17	450	450
	Bank of Montreal	1.400%	9/11/17	510	510
	Bank of Montreal	1.450%	4/9/18	250	250
	Bank of Montreal	1.400%	4/10/18	700	701
	Bank of Montreal	1.900%	8/27/21	1,125	1,120
	Bank of New York Mellon Corp.	1.969%	6/20/17	200	201
	Bank of New York Mellon Corp.	2.100%	1/15/19	81	82
	Bank of New York Mellon Corp.	2.200%	5/15/19	1,060	1,079
	Bank of New York Mellon Corp.	2.300%	9/11/19	710	726
	Bank of New York Mellon Corp.	2.150%	2/24/20	500	508
	Bank of New York Mellon Corp.	2.600%	8/17/20	461	476
	Bank of New York Mellon Corp.	2.450%	11/27/20	425	436
	Bank of Nova Scotia	2.550%	1/12/17	997	1,001
	Bank of Nova Scotia	1.250%	4/11/17	235	235
	Bank of Nova Scotia	1.450%	4/25/18	425	426
	Bank of Nova Scotia	1.700%	6/11/18	760	764
	Bank of Nova Scotia	2.050%	10/30/18	1,070	1,092
	Bank of Nova Scotia	2.050%	6/5/19	220	223
	Bank of Nova Scotia	1.650%	6/14/19	615	617
	Bank of Nova Scotia	4.500%	12/16/25	435	464
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	800	807
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	250	253
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	1,185	1,195
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	692	710
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	220	221
6	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,260	1,304
6	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	490	502
	Barclays plc	2.750%	11/8/19	685	689
	BB&T Corp.	4.900%	6/30/17	250	256
	BB&T Corp.	1.600%	8/15/17	180	181
	BB&T Corp.	2.050%	6/19/18	430	434
	BB&T Corp.	2.450%	1/15/20	585	600
	BB&T Corp.	2.050%	5/10/21	595	600
	Bear Stearns Cos. LLC	5.550%	1/22/17	550	557
	Bear Stearns Cos. LLC	6.400%	10/2/17	945	990
	Bear Stearns Cos. LLC	7.250%	2/1/18	710	763
5,9	Belfius Financing Co.	1.086%	2/9/17	100	129
	BNP Paribas SA	1.375%	3/17/17	1,100	1,101
	BNP Paribas SA	2.700%	8/20/18	1,898	1,936
	BPCE SA	1.625%	2/10/17	257	257
	BPCE SA	1.613%	7/25/17	396	397
8	BPCE SA	4.500%	4/17/18	200	157
	BPCE SA	2.500%	12/10/18	1,815	1,849

8	BPCE SA	3.500%	4/24/20	600	465
9	BPCE SA	5.250%	4/16/29	200	299
	Branch Banking & Trust Co.	1.000%	4/3/17	600	600
	Branch Banking & Trust Co.	1.350%	10/1/17	720	720
6	Caisse Centrale Desjardins	1.750%	1/29/18	1,630	1,633
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	630	632
	Capital One Bank USA NA	1.150%	11/21/16	280	280
	Capital One Bank USA NA	1.200%	2/13/17	250	250
	Capital One Bank USA NA	2.150%	11/21/18	350	353
	Capital One Bank USA NA	2.250%	2/13/19	580	587
	Capital One Bank USA NA	2.300%	6/5/19	540	546
	Capital One Financial Corp.	2.450%	4/24/19	611	624
	Capital One NA	1.500%	9/5/17	430	430
	Capital One NA	1.650%	2/5/18	700	701
	Capital One NA	1.500%	3/22/18	1,405	1,405
	Citigroup Inc.	1.350%	3/10/17	384	384
	Citigroup Inc.	1.850%	11/24/17	1,450	1,455
	Citigroup Inc.	1.800%	2/5/18	860	862
	Citigroup Inc.	1.700%	4/27/18	1,990	1,991
	Citigroup Inc.	1.750%	5/1/18	1,302	1,303
	Citigroup Inc.	2.150%	7/30/18	118	119
	Citigroup Inc.	2.500%	9/26/18	1,275	1,295
	Citigroup Inc.	2.550%	4/8/19	1,051	1,072
	Citigroup Inc.	2.500%	7/29/19	540	551
	Citigroup Inc.	4.600%	3/9/26	235	252
3,6,10 Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Commonwealth Bank of Australia	1.125%	3/13/17	250	250
	Commonwealth Bank of Australia	1.400%	9/8/17	1,300	1,300
	Commonwealth Bank of Australia	1.900%	9/18/17	470	472
	Commonwealth Bank of Australia	1.625%	3/12/18	295	296
	Commonwealth Bank of Australia	2.500%	9/20/18	1,380	1,406
	Commonwealth Bank of Australia	1.750%	11/2/18	546	548
	Commonwealth Bank of Australia	2.250%	3/13/19	1,385	1,407
5,8	Commonwealth Bank of Australia	2.760%	4/24/19	480	368
8	Commonwealth Bank of Australia	4.250%	4/24/19	670	536
	Commonwealth Bank of Australia	2.300%	9/6/19	1,105	1,124
5,8	Commonwealth Bank of Australia	2.800%	10/18/19	200	153
	Commonwealth Bank of Australia	2.300%	3/12/20	510	518
	Commonwealth Bank of Australia	2.400%	11/2/20	340	347
6	Commonwealth Bank of Australia	2.000%	9/6/21	1,070	1,068
6	Commonwealth Bank of Australia	4.500%	12/9/25	595	635
6	Commonwealth Bank of Australia	2.850%	5/18/26	495	500
	Cooperatieve Rabobank UA	1.700%	3/19/18	860	864
8	Cooperatieve Rabobank UA	7.250%	4/20/18	250	206
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,020	2,052
	Cooperatieve Rabobank UA	2.250%	1/14/20	1,195	1,216
	Cooperatieve Rabobank UA	2.500%	1/19/21	300	308
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	270
11	Coventry Building Society	2.500%	11/18/20	465	562
	Credit Suisse AG	1.375%	5/26/17	1,205	1,203
	Credit Suisse AG	1.750%	1/29/18	965	965
	Credit Suisse AG	1.700%	4/27/18	1,405	1,405
	Credit Suisse AG	2.300%	5/28/19	1,685	1,707
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	345	347
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	585	592
6	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	1,070	1,083
6	Danske Bank A/S	2.750%	9/17/20	572	591

6	Danske Bank A/S	2.800%	3/10/21	566	586
6	Danske Bank A/S	2.000%	9/8/21	1,445	1,442
	Deutsche Bank AG	1.875%	2/13/18	345	339
	Deutsche Bank AG	2.500%	2/13/19	265	257
	Deutsche Bank AG	3.125%	1/13/21	3	3
	Deutsche Bank AG	3.375%	5/12/21	170	165
	Discover Bank	2.600%	11/13/18	588	596
6	DNB Bank ASA	2.375%	6/2/21	567	577
	Fifth Third Bank	2.150%	8/20/18	778	787
	Fifth Third Bank	2.300%	3/15/19	670	681
	Fifth Third Bank	2.375%	4/25/19	614	626
	Fifth Third Bank	1.625%	9/27/19	1,015	1,014
	Fifth Third Bank	2.250%	6/14/21	686	697
	Fifth Third Bank	3.850%	3/15/26	200	213
	First Republic Bank	2.375%	6/17/19	1,185	1,194
9	Goldman Sachs Group Inc.	6.125%	5/14/17	892	1,191
5,8	Goldman Sachs Group Inc.	3.680%	11/29/17	140	108
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,670	2,817
	Goldman Sachs Group Inc.	2.375%	1/22/18	2,020	2,041
	Goldman Sachs Group Inc.	6.150%	4/1/18	862	918
	Goldman Sachs Group Inc.	2.900%	7/19/18	1,960	2,004
5,8	Goldman Sachs Group Inc.	3.485%	8/8/18	760	587
8	Goldman Sachs Group Inc.	5.000%	8/8/18	440	350
	Goldman Sachs Group Inc.	2.625%	1/31/19	1,550	1,581
5,8	Goldman Sachs Group Inc.	3.025%	8/21/19	50	38
8	Goldman Sachs Group Inc.	5.000%	8/21/19	600	485
	Goldman Sachs Group Inc.	2.550%	10/23/19	640	654
	Goldman Sachs Group Inc.	5.375%	3/15/20	501	554
	Goldman Sachs Group Inc.	2.750%	9/15/20	1,703	1,744
	Goldman Sachs Group Inc.	2.875%	2/25/21	911	935
	Goldman Sachs Group Inc.	2.625%	4/25/21	984	1,001
9	Goldman Sachs Group Inc.	5.500%	10/12/21	115	171
	Goldman Sachs Group Inc.	5.750%	1/24/22	927	1,075
11	Goldman Sachs Group Inc.	2.125%	9/30/24	154	187
9	Goldman Sachs Group Inc.	4.250%	1/29/26	818	1,211
3,11 HBOS plc		4.500%	3/18/30	87	108
6	HSBC Bank plc	1.500%	5/15/18	535	534
	HSBC Bank USA NA	6.000%	8/9/17	290	301
	HSBC Holdings plc	3.400%	3/8/21	1,355	1,402
	HSBC Holdings plc	2.950%	5/25/21	1,825	1,853
	HSBC Holdings plc	2.650%	1/5/22	2,160	2,152
	HSBC Holdings plc	3.600%	5/25/23	665	688
11	HSBC Holdings plc	3.000%	6/30/25	200	242
	HSBC Holdings plc	4.300%	3/8/26	515	552
	HSBC USA Inc.	1.625%	1/16/18	1,355	1,355
	HSBC USA Inc.	2.625%	9/24/18	865	877
	HSBC USA Inc.	2.375%	11/13/19	1,170	1,183
	HSBC USA Inc.	2.350%	3/5/20	1,231	1,242
	HSBC USA Inc.	2.750%	8/7/20	1,021	1,034
	Huntington Bancshares Inc.	2.600%	8/2/18	810	823
	Huntington National Bank	2.000%	6/30/18	1,280	1,288
	Huntington National Bank	2.200%	11/6/18	525	531
	Huntington National Bank	2.875%	8/20/20	819	843
6	ING Bank NV	1.800%	3/16/18	203	204
6	ING Bank NV	2.500%	10/1/19	400	408
6	ING Bank NV	2.450%	3/16/20	925	943
6	ING Bank NV	2.700%	8/17/20	93	96

	Intesa Sanpaolo SPA	2.375%	1/13/17	417	418
	Intesa Sanpaolo SPA	3.875%	1/16/18	556	566
	JPMorgan Chase & Co.	1.350%	2/15/17	295	295
	JPMorgan Chase & Co.	2.000%	8/15/17	635	639
	JPMorgan Chase & Co.	1.800%	1/25/18	470	472
	JPMorgan Chase & Co.	1.700%	3/1/18	1,437	1,441
	JPMorgan Chase & Co.	1.625%	5/15/18	63	63
	JPMorgan Chase & Co.	2.350%	1/28/19	2,050	2,083
	JPMorgan Chase & Co.	2.200%	10/22/19	2,634	2,675
	JPMorgan Chase & Co.	2.250%	1/23/20	1,227	1,242
	JPMorgan Chase & Co.	2.750%	6/23/20	2,140	2,202
	JPMorgan Chase & Co.	4.250%	10/15/20	139	151
	JPMorgan Chase & Co.	2.550%	10/29/20	1,402	1,427
	JPMorgan Chase & Co.	2.550%	3/1/21	495	504
	JPMorgan Chase & Co.	2.400%	6/7/21	550	556
	JPMorgan Chase & Co.	2.295%	8/15/21	1,195	1,196
	JPMorgan Chase & Co.	2.700%	5/18/23	409	413
	JPMorgan Chase & Co.	3.200%	6/15/26	230	236
	JPMorgan Chase Bank NA	6.000%	7/5/17	215	223
	JPMorgan Chase Bank NA	6.000%	10/1/17	775	808
	JPMorgan Chase Bank NA	1.650%	9/23/19	1,100	1,103
	KeyBank NA	1.650%	2/1/18	136	137
	KeyBank NA	1.700%	6/1/18	250	251
	KeyBank NA	2.350%	3/8/19	1,246	1,269
11	Leeds Building Society	1.375%	5/5/22	633	713
	Lloyds Bank plc	1.750%	5/14/18	268	269
	Lloyds Bank plc	2.000%	8/17/18	491	493
	Lloyds Bank plc	2.300%	11/27/18	315	319
	Lloyds Bank plc	2.050%	1/22/19	275	276
	Lloyds Bank plc	2.350%	9/5/19	430	436
	Lloyds Bank plc	2.400%	3/17/20	575	584
8	Lloyds Bank plc	3.250%	4/1/20	400	308
	Lloyds Banking Group plc	4.650%	3/24/26	364	376
6	Macquarie Bank Ltd.	1.600%	10/27/17	1,400	1,400
6	Macquarie Bank Ltd.	2.400%	1/21/20	865	875
6	Macquarie Bank Ltd.	2.850%	1/15/21	860	882
6	Macquarie Bank Ltd.	4.875%	6/10/25	300	317
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	250	250
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	977
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	855	855
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	987
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	990	1,007
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	470	474
3	Manufacturers & Traders Trust Co.	5.629%	12/1/21	245	239
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,200	1,235
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	940	936
6	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	710	711
6	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	1,055	1,070
6	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	777
	Morgan Stanley	5.750%	10/18/16	1,690	1,693
	Morgan Stanley	5.450%	1/9/17	640	647
	Morgan Stanley	5.550%	4/27/17	455	466
	Morgan Stanley	6.250%	8/28/17	335	349
	Morgan Stanley	5.950%	12/28/17	1,179	1,241
	Morgan Stanley	1.875%	1/5/18	1,495	1,502
	Morgan Stanley	6.625%	4/1/18	529	568
	Morgan Stanley	2.125%	4/25/18	740	746

	Morgan Stanley	2.500%	1/24/19	850	866
	Morgan Stanley	2.450%	2/1/19	343	349
	Morgan Stanley	2.375%	7/23/19	908	923
	Morgan Stanley	5.625%	9/23/19	182	202
	Morgan Stanley	5.500%	1/26/20	364	403
	Morgan Stanley	2.650%	1/27/20	573	585
	Morgan Stanley	2.800%	6/16/20	249	255
	Morgan Stanley	2.500%	4/21/21	738	745
	Morgan Stanley	4.000%	7/23/25	92	99
	Morgan Stanley	3.875%	1/27/26	391	415
	MUFG Americas Holdings Corp.	1.625%	2/9/18	300	300
	MUFG Americas Holdings Corp.	2.250%	2/10/20	700	707
	MUFG Union Bank NA	2.625%	9/26/18	945	963
	MUFG Union Bank NA	2.250%	5/6/19	580	587
	National Australia Bank Ltd.	2.300%	7/25/18	500	508
	National Australia Bank Ltd.	2.000%	1/14/19	556	561
	National Australia Bank Ltd.	1.375%	7/12/19	500	497
	National Australia Bank Ltd.	1.875%	7/12/21	1,500	1,495
	National Bank of Canada	2.100%	12/14/18	675	685
	National City Bank	5.250%	12/15/16	250	252
	National City Bank	5.800%	6/7/17	375	386
	National City Corp.	6.875%	5/15/19	190	214
6	Nationwide Building Society	2.350%	1/21/20	350	353
6	Nationwide Building Society	2.450%	7/27/21	610	616
3,11 Nationwide Building Society		4.125%	3/20/23	354	414
9	Nationwide Building Society	3.250%	1/20/28	175	248
6	Nordea Bank AB	1.625%	9/30/19	495	495
6	Nordea Bank AB	2.500%	9/17/20	307	314
	PNC Bank NA	5.250%	1/15/17	665	673
	PNC Bank NA	4.875%	9/21/17	565	583
	PNC Bank NA	1.500%	10/18/17	1,200	1,201
	PNC Bank NA	6.000%	12/7/17	115	121
	PNC Bank NA	1.500%	2/23/18	1,300	1,304
	PNC Bank NA	6.875%	4/1/18	100	108
	PNC Bank NA	1.600%	6/1/18	1,900	1,905
	PNC Bank NA	1.850%	7/20/18	740	747
	PNC Bank NA	1.800%	11/5/18	1,122	1,130
	PNC Bank NA	2.200%	1/28/19	1,185	1,210
	PNC Bank NA	2.250%	7/2/19	1,010	1,029
	PNC Bank NA	2.400%	10/18/19	1,791	1,830
	PNC Bank NA	2.300%	6/1/20	364	372
	PNC Bank NA	2.600%	7/21/20	450	463
	PNC Bank NA	2.450%	11/5/20	439	449
	PNC Bank NA	2.150%	4/29/21	747	755
	PNC Funding Corp.	5.625%	2/1/17	105	106
	PNC Funding Corp.	5.125%	2/8/20	180	200
	Regions Bank	7.500%	5/15/18	250	273
	Royal Bank of Canada	1.250%	6/16/17	480	480
	Royal Bank of Canada	1.400%	10/13/17	640	641
	Royal Bank of Canada	1.500%	1/16/18	95	95
	Royal Bank of Canada	2.200%	7/27/18	600	609
	Royal Bank of Canada	1.800%	7/30/18	439	442
	Royal Bank of Canada	2.000%	12/10/18	530	536
	Royal Bank of Canada	2.150%	3/15/19	695	705
	Royal Bank of Canada	1.500%	7/29/19	1,420	1,419
	Royal Bank of Canada	2.350%	10/30/20	187	191
	Royal Bank of Canada	2.500%	1/19/21	570	592

	Royal Bank of Canada	4.650%	1/27/26	170	186
	Royal Bank of Scotland Group plc	3.875%	9/12/23	470	463
	Santander Bank NA	8.750%	5/30/18	795	873
	Santander Holdings USA Inc.	2.700%	5/24/19	950	961
	Santander UK Group Holdings plc	3.125%	1/8/21	480	490
9	Santander UK Group Holdings plc	3.625%	1/14/26	362	497
	Santander UK plc	1.375%	3/13/17	2,245	2,245
	Santander UK plc	1.650%	9/29/17	125	125
	Santander UK plc	3.050%	8/23/18	1,130	1,157
	Santander UK plc	2.000%	8/24/18	386	387
	Santander UK plc	2.500%	3/14/19	1,510	1,532
	Santander UK plc	2.350%	9/10/19	1,599	1,620
6	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	450	452
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	250	257
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	1,730	1,717
	State Street Corp.	1.950%	5/19/21	250	252
	State Street Corp.	2.650%	5/19/26	113	114
3	State Street Corp.	5.250%	12/29/49	340	358
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	170	175
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	1,427	1,415
	SunTrust Banks Inc.	3.500%	1/20/17	295	297
	SunTrust Banks Inc.	6.000%	9/11/17	205	213
	SunTrust Banks Inc.	2.900%	3/3/21	580	604
	Svenska Handelsbanken AB	2.500%	1/25/19	548	561
	Svenska Handelsbanken AB	1.500%	9/6/19	585	583
	Svenska Handelsbanken AB	2.450%	3/30/21	1,315	1,346
	Svenska Handelsbanken AB	1.875%	9/7/21	1,105	1,099
	Synchrony Financial	3.000%	8/15/19	2,109	2,157
	Synchrony Financial	2.700%	2/3/20	912	923
	Synchrony Financial	4.250%	8/15/24	140	147
	Synchrony Financial	4.500%	7/23/25	100	106
	Synchrony Financial	3.700%	8/4/26	761	752
	Toronto-Dominion Bank	1.625%	3/13/18	1,140	1,151
	Toronto-Dominion Bank	2.125%	7/2/19	1,560	1,584
	Toronto-Dominion Bank	1.450%	8/13/19	500	499
	Toronto-Dominion Bank	2.250%	11/5/19	1,015	1,038
	Toronto-Dominion Bank	2.500%	12/14/20	565	581
	Toronto-Dominion Bank	2.125%	4/7/21	1,410	1,427
	Toronto-Dominion Bank	1.800%	7/13/21	1,155	1,151
	UBS AG	1.800%	3/26/18	2,480	2,485
	UBS AG	2.375%	8/14/19	532	542
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	605	619
	US Bank NA	1.375%	9/11/17	1,010	1,011
	US Bank NA	1.350%	1/26/18	502	503
	US Bank NA	2.125%	10/28/19	508	517
	Wachovia Corp.	5.750%	6/15/17	717	738
	Wachovia Corp.	5.750%	2/1/18	1,316	1,390
10	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	1.400%	9/8/17	887	887
	Wells Fargo & Co.	5.625%	12/11/17	480	504
	Wells Fargo & Co.	1.500%	1/16/18	980	981
8	Wells Fargo & Co.	4.250%	1/25/18	120	94
	Wells Fargo & Co.	2.150%	1/15/19	556	563
	Wells Fargo & Co.	2.125%	4/22/19	1,529	1,549
8	Wells Fargo & Co.	4.000%	8/8/19	300	238
	Wells Fargo & Co.	2.150%	1/30/20	1,815	1,828

	Wells Fargo & Co.	2.600%	7/22/20	1,375	1,403
	Wells Fargo & Co.	2.550%	12/7/20	691	704
	Wells Fargo & Co.	2.100%	7/26/21	1,500	1,493
8	Wells Fargo & Co.	3.000%	7/27/21	1,150	884
5,8	Wells Fargo & Co.	3.200%	7/27/21	250	193
	Wells Fargo Bank NA	6.000%	11/15/17	1,413	1,483
	Wells Fargo Bank NA	1.750%	5/24/19	1,778	1,786
	Westpac Banking Corp.	1.200%	5/19/17	500	500
	Westpac Banking Corp.	2.000%	8/14/17	1,225	1,231
	Westpac Banking Corp.	1.500%	12/1/17	1,175	1,176
	Westpac Banking Corp.	1.600%	1/12/18	1,025	1,029
	Westpac Banking Corp.	2.250%	7/30/18	500	507
	Westpac Banking Corp.	1.950%	11/23/18	485	489
	Westpac Banking Corp.	2.250%	1/17/19	1,040	1,056
	Westpac Banking Corp.	1.600%	8/19/19	965	964
	Westpac Banking Corp.	4.875%	11/19/19	845	925
	Westpac Banking Corp.	2.300%	5/26/20	70	71
	Westpac Banking Corp.	2.600%	11/23/20	1,505	1,548
	Westpac Banking Corp.	2.100%	5/13/21	1,511	1,520
	Westpac Banking Corp.	2.000%	8/19/21	1,900	1,899
	Westpac Banking Corp.	2.850%	5/13/26	375	380
11	Yorkshire Building Society	1.250%	3/17/22	1,551	1,750

	Brokerage (0.3%)
6	Apollo Management Holdings LP	4.400%	5/27/26	355	373
	Charles Schwab Corp.	6.375%	9/1/17	140	146
	Charles Schwab Corp.	1.500%	3/10/18	465	467
	Franklin Resources Inc.	1.375%	9/15/17	380	380
	Jefferies Group LLC	5.125%	4/13/18	365	382
	Legg Mason Inc.	2.700%	7/15/19	140	142
10	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
	Nomura Holdings Inc.	2.750%	3/19/19	620	633
	NYSE Euronext	2.000%	10/5/17	418	421
	Stifel Financial Corp.	3.500%	12/1/20	700	715
	Stifel Financial Corp.	4.250%	7/18/24	235	237
	TD Ameritrade Holding Corp.	2.950%	4/1/22	415	432

	Finance Companies (0.5%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	315	322
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.950%	2/1/22	405	415
	Air Lease Corp.	5.625%	4/1/17	1,993	2,028
	Air Lease Corp.	3.375%	1/15/19	845	868
	Air Lease Corp.	3.750%	2/1/22	170	178
	GE Capital International Funding Co.	2.342%	11/15/20	2,724	2,798
	International Lease Finance Corp.	4.625%	4/15/21	95	99
6	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	645	647

	Insurance (2.3%)
	Aetna Inc.	1.700%	6/7/18	435	436
	Aetna Inc.	1.900%	6/7/19	430	434
	Aetna Inc.	2.400%	6/15/21	360	364
	Aetna Inc.	2.800%	6/15/23	235	241
	Aetna Inc.	3.200%	6/15/26	395	402
	Aflac Inc.	3.625%	6/15/23	140	150
	Alleghany Corp.	5.625%	9/15/20	210	232

3,11 Allianz Finance II BV		5.750%	7/8/41	200	261
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	160	167
	Alterra Finance LLC	6.250%	9/30/20	235	267
	American Financial Group Inc.	9.875%	6/15/19	770	927
	American International Group Inc.	2.300%	7/16/19	142	145
	American International Group Inc.	4.875%	6/1/22	205	230
	American International Group Inc.	4.125%	2/15/24	150	161
	American International Group Inc.	3.750%	7/10/25	200	210
	American International Group Inc.	3.900%	4/1/26	165	174
	Anthem Inc.	1.875%	1/15/18	465	467
3,11 Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	509	636
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	625	690
	Assurant Inc.	2.500%	3/15/18	700	709
3,11 AXA SA		5.125%	7/4/43	346	451
	Axis Specialty Finance LLC	5.875%	6/1/20	300	335
	AXIS Specialty Finance plc	2.650%	4/1/19	350	354
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	640
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	880	879
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	128
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,080	1,120
	Berkshire Hathaway Inc.	3.125%	3/15/26	410	431
3	Chubb Corp.	6.375%	3/29/67	65	62
	Chubb INA Holdings Inc.	2.300%	11/3/20	317	325
	Chubb INA Holdings Inc.	2.875%	11/3/22	250	263
	Chubb INA Holdings Inc.	2.700%	3/13/23	140	145
	CNA Financial Corp.	7.350%	11/15/19	100	115
3,9	CNP Assurances	7.375%	9/30/41	200	293
3,11 Credit Agricole Assurances SA		4.250%	1/29/49	300	332
3,11 Credit Agricole Assurances SA		4.500%	10/31/49	300	333
11	Liberty Mutual Group Inc.	2.750%	5/4/26	261	316
	Manulife Financial Corp.	4.150%	3/4/26	590	648
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	127
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	340	345
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	80	90
6	MassMutual Global Funding II	2.100%	8/2/18	300	305
6	MassMutual Global Funding II	2.500%	10/17/22	365	371
	MetLife Inc.	1.756%	12/15/17	300	301
	MetLife Inc.	6.817%	8/15/18	315	346
	MetLife Inc.	7.717%	2/15/19	220	252
3	MetLife Inc.	5.250%	12/29/49	165	166
6	Metropolitan Life Global Funding I	1.500%	1/10/18	650	652
8	Metropolitan Life Global Funding I	4.500%	10/10/18	940	745
6	Metropolitan Life Global Funding I	2.300%	4/10/19	275	280
6	Metropolitan Life Global Funding I	3.000%	1/10/23	300	310
6	New York Life Global Funding	1.950%	2/11/20	430	435
	PartnerRe Finance A LLC	6.875%	6/1/18	520	564
6	Pricoa Global Funding I	2.550%	11/24/20	235	242
	Principal Financial Group Inc.	1.850%	11/15/17	400	402
6	Principal Life Global Funding II	2.200%	4/8/20	685	693
3	Progressive Corp.	6.700%	6/15/67	765	738
	Prudential Financial Inc.	7.375%	6/15/19	255	293
	Prudential Financial Inc.	2.350%	8/15/19	260	265
	Prudential Financial Inc.	4.500%	11/16/21	460	514
3	Prudential Financial Inc.	5.375%	5/15/45	290	302
	Reinsurance Group of America Inc.	5.625%	3/15/17	275	280
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	568

	Reinsurance Group of America Inc.	3.950%	9/15/26	620	643
6	Reliance Standard Life Global Funding II	2.150%	10/15/18	680	686
6	Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,271
6	Reliance Standard Life Global Funding II	2.375%	5/4/20	430	435
6	Reliance Standard Life Global Funding II	3.050%	1/20/21	205	210
3,11 Swiss Reinsurance Co. via ELM BV		2.600%	12/29/49	104	112
6	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	1,463	1,507
	Torchmark Corp.	9.250%	6/15/19	170	202
	Travelers Cos. Inc.	5.800%	5/15/18	55	59
	Travelers Cos. Inc.	5.900%	6/2/19	70	78
	Travelers Cos. Inc.	3.900%	11/1/20	105	114
11	Trinity Acquisition plc	2.125%	5/26/22	987	1,147
	UnitedHealth Group Inc.	1.900%	7/16/18	480	485
	UnitedHealth Group Inc.	2.700%	7/15/20	350	364

	Real Estate Investment Trusts (1.5%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	726
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	3.000%	2/6/19	505	515
	Boston Properties LP	3.700%	11/15/18	100	104
	Boston Properties LP	5.875%	10/15/19	781	870
	Boston Properties LP	2.750%	10/1/26	217	214
	Brandywine Operating Partnership LP	5.700%	5/1/17	305	313
	Brandywine Operating Partnership LP	4.950%	4/15/18	475	496
	Brandywine Operating Partnership LP	3.950%	2/15/23	164	169
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	149
	Brixmor Operating Partnership LP	4.125%	6/15/26	760	787
6	Care Capital Properties LP	5.125%	8/15/26	240	240
	Columbia Property Trust Operating
	Partnership LP	3.650%	8/15/26	95	96
	DDR Corp.	4.750%	4/15/18	725	754
	DDR Corp.	7.875%	9/1/20	170	204
	Digital Realty Trust LP	3.400%	10/1/20	706	737
	Digital Realty Trust LP	3.950%	7/1/22	840	890
	Digital Realty Trust LP	4.750%	10/1/25	165	180
	Duke Realty LP	6.500%	1/15/18	75	80
	Duke Realty LP	3.250%	6/30/26	107	109
	ERP Operating LP	2.375%	7/1/19	125	127
	ERP Operating LP	4.750%	7/15/20	53	58
	Essex Portfolio LP	3.500%	4/1/25	53	55
	Federal Realty Investment Trust	2.550%	1/15/21	232	239
6	Goodman Australia Industrial Fund Bond
	Issuer Pty Ltd.	3.400%	9/30/26	410	407
11	Hammerson plc	2.000%	7/1/22	108	128
	HCP Inc.	6.700%	1/30/18	235	251
	HCP Inc.	2.625%	2/1/20	295	300
	HCP Inc.	4.000%	12/1/22	218	230
	HCP Inc.	4.250%	11/15/23	180	189
	HCP Inc.	3.400%	2/1/25	50	49
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	329
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	250	254
	Highwoods Realty LP	5.850%	3/15/17	105	107
	Kilroy Realty LP	4.800%	7/15/18	435	455
	Liberty Property LP	5.500%	12/15/16	655	662
	Liberty Property LP	4.750%	10/1/20	260	283
	Liberty Property LP	3.750%	4/1/25	85	89
	Omega Healthcare Investors Inc.	4.375%	8/1/23	1,000	1,028

Omega Healthcare Investors Inc.	5.250%	1/15/26	1,089	1,165
Realty Income Corp.	2.000%	1/31/18	130	131
Realty Income Corp.	5.750%	1/15/21	95	108
Senior Housing Properties Trust	3.250%	5/1/19	850	859
Simon Property Group LP	2.800%	1/30/17	547	548
Simon Property Group LP	2.150%	9/15/17	40	40
Simon Property Group LP	10.350%	4/1/19	250	300
Simon Property Group LP	5.650%	2/1/20	386	432
Simon Property Group LP	2.500%	9/1/20	269	277
Simon Property Group LP	4.375%	3/1/21	175	194
Ventas Realty LP	3.125%	6/15/23	276	282
Ventas Realty LP	3.250%	10/15/26	325	328
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	560	563
Welltower Inc.	4.700%	9/15/17	365	376
Welltower Inc.	2.250%	3/15/18	385	388
Welltower Inc.	4.125%	4/1/19	1,137	1,196
Welltower Inc.	6.125%	4/15/20	350	397
Welltower Inc.	4.000%	6/1/25	170	180
9 Welltower Inc.	4.800%	11/20/28	104	164
				353,239
Industrial (23.4%)
Basic Industry (1.1%)
Agrium Inc.	6.750%	1/15/19	922	1,019
6 Air Liquide Finance SA	1.375%	9/27/19	510	510
6 Air Liquide Finance SA	1.750%	9/27/21	580	579
Air Products & Chemicals Inc.	1.200%	10/15/17	275	275
Air Products & Chemicals Inc.	4.375%	8/21/19	170	184
Airgas Inc.	1.650%	2/15/18	555	558
Airgas Inc.	2.375%	2/15/20	240	245
Airgas Inc.	3.050%	8/1/20	300	311
Albemarle Corp.	3.000%	12/1/19	120	124
8 BHP Billiton Finance Ltd.	3.750%	10/18/17	340	263
8 BHP Billiton Finance Ltd.	3.000%	3/30/20	340	262
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	86	86
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,720	1,722
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	768	782
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	335	339
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	878	982
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	185	198
CF Industries Inc.	6.875%	5/1/18	640	688
Eastman Chemical Co.	2.400%	6/1/17	163	164
Ecolab Inc.	3.000%	12/8/16	80	80
EI du Pont de Nemours & Co.	6.000%	7/15/18	658	712
EI du Pont de Nemours & Co.	4.625%	1/15/20	270	296
Goldcorp Inc.	2.125%	3/15/18	360	361
LyondellBasell Industries NV	5.000%	4/15/19	520	557
Monsanto Co.	1.150%	6/30/17	230	230
Monsanto Co.	5.125%	4/15/18	535	564
Monsanto Co.	1.850%	11/15/18	75	76
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	693	706
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	275	306
PPG Industries Inc.	2.300%	11/15/19	715	727
Praxair Inc.	4.500%	8/15/19	710	773
Praxair Inc.	4.050%	3/15/21	65	72
Praxair Inc.	3.000%	9/1/21	125	133
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	120	142
Vale Overseas Ltd.	5.625%	9/15/19	90	95

Vale Overseas Ltd.	5.875%	6/10/21	245	256

Capital Goods (1.8%)
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,135	1,285
Caterpillar Financial Services Corp.	1.350%	5/18/19	1,765	1,763
Caterpillar Financial Services Corp.	1.700%	8/9/21	1,000	990
6 Caterpillar Financial Services Corp.	1.931%	10/1/21	1,672	1,670
Caterpillar Inc.	7.900%	12/15/18	1,460	1,664
6 Embraer Overseas Ltd.	5.696%	9/16/23	263	279
General Electric Capital Corp.	2.900%	1/9/17	145	146
General Electric Capital Corp.	2.450%	3/15/17	105	106
General Electric Capital Corp.	5.625%	5/1/18	145	155
General Electric Capital Corp.	6.000%	8/7/19	161	182
General Electric Capital Corp.	2.200%	1/9/20	736	755
General Electric Capital Corp.	5.550%	5/4/20	1,357	1,547
General Electric Capital Corp.	4.375%	9/16/20	750	830
General Electric Capital Corp.	4.625%	1/7/21	1,877	2,113
General Electric Capital Corp.	5.300%	2/11/21	163	187
General Electric Capital Corp.	4.650%	10/17/21	470	536
Illinois Tool Works Inc.	3.375%	9/15/21	425	458
John Deere Capital Corp.	5.350%	4/3/18	655	695
John Deere Capital Corp.	5.750%	9/10/18	680	739
John Deere Capital Corp.	1.250%	10/9/19	450	447
John Deere Capital Corp.	2.375%	7/14/20	1,245	1,279
John Deere Capital Corp.	2.450%	9/11/20	1,075	1,106
John Deere Capital Corp.	2.550%	1/8/21	360	373
John Deere Capital Corp.	2.800%	3/4/21	815	850
John Deere Capital Corp.	3.900%	7/12/21	240	263
8 John Deere Financial Ltd.	3.500%	12/18/19	890	699
Raytheon Co.	6.750%	3/15/18	495	535
Raytheon Co.	6.400%	12/15/18	1,775	1,976
Raytheon Co.	4.400%	2/15/20	55	60
Raytheon Co.	3.125%	10/15/20	222	236
Rockwell Automation Inc.	5.650%	12/1/17	115	121
United Rentals North America Inc.	4.625%	7/15/23	525	538
United Rentals North America Inc.	5.875%	9/15/26	165	170

Communication (2.6%)
21st Century Fox America Inc.	7.250%	5/18/18	175	191
21st Century Fox America Inc.	6.900%	3/1/19	160	180
6 Activision Blizzard Inc.	2.300%	9/15/21	350	350
America Movil SAB de CV	5.625%	11/15/17	805	844
America Movil SAB de CV	5.000%	10/16/19	400	437
America Movil SAB de CV	5.000%	3/30/20	1,845	2,034
American Tower Corp.	4.500%	1/15/18	510	529
American Tower Corp.	3.400%	2/15/19	680	706
American Tower Corp.	2.800%	6/1/20	700	718
American Tower Corp.	3.300%	2/15/21	725	759
9 AT&T Inc.	5.875%	4/28/17	700	933
AT&T Inc.	1.700%	6/1/17	275	276
AT&T Inc.	1.400%	12/1/17	600	601
AT&T Inc.	5.500%	2/1/18	309	325
AT&T Inc.	5.600%	5/15/18	175	187
AT&T Inc.	5.800%	2/15/19	780	855
AT&T Inc.	5.875%	10/1/19	1,370	1,530
AT&T Inc.	5.200%	3/15/20	295	327
AT&T Inc.	2.450%	6/30/20	500	511

AT&T Inc.	4.600%	2/15/21	100	110
British Telecommunications plc	2.350%	2/14/19	215	219
CBS Corp.	4.625%	5/15/18	60	63
CBS Corp.	2.300%	8/15/19	20	20
Comcast Cable Communications LLC	8.875%	5/1/17	375	391
Comcast Corp.	6.500%	1/15/17	750	761
Comcast Corp.	5.875%	2/15/18	410	435
Crown Castle International Corp.	3.400%	2/15/21	700	732
Crown Castle International Corp.	2.250%	9/1/21	400	399
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	200	201
Deutsche Telekom International Finance BV	6.750%	8/20/18	275	301
Deutsche Telekom International Finance BV	6.000%	7/8/19	350	392
Electronic Arts Inc.	3.700%	3/1/21	350	372
Grupo Televisa SAB	6.000%	5/15/18	250	267
Grupo Televisa SAB	6.625%	3/18/25	100	121
Interpublic Group of Cos. Inc.	2.250%	11/15/17	78	78
6 KT Corp.	1.750%	4/22/17	815	816
Moody's Corp.	2.750%	7/15/19	1,400	1,440
Moody's Corp.	5.500%	9/1/20	150	169
Omnicom Group Inc.	6.250%	7/15/19	125	140
Omnicom Group Inc.	4.450%	8/15/20	360	394
Orange SA	2.750%	2/6/19	720	739
Qwest Corp.	6.500%	6/1/17	185	191
6 SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,298
6 Sky plc	2.625%	9/16/19	300	304
Telefonica Emisiones SAU	6.221%	7/3/17	380	393
8 Telstra Corp. Ltd.	4.500%	11/13/18	590	470
Thomson Reuters Corp.	1.300%	2/23/17	320	320
Thomson Reuters Corp.	6.500%	7/15/18	730	794
Time Warner Cable Inc.	5.850%	5/1/17	800	820
Time Warner Cable Inc.	8.750%	2/14/19	395	456
Time Warner Cable Inc.	8.250%	4/1/19	555	639
Verizon Communications Inc.	5.500%	2/15/18	25	26
Verizon Communications Inc.	6.100%	4/15/18	380	407
Verizon Communications Inc.	3.650%	9/14/18	1,525	1,592
Verizon Communications Inc.	1.375%	8/15/19	500	498
Verizon Communications Inc.	2.625%	2/21/20	970	999
Verizon Communications Inc.	4.500%	9/15/20	2,320	2,546
Verizon Communications Inc.	3.450%	3/15/21	800	852
Verizon Communications Inc.	1.750%	8/15/21	500	495
Verizon Communications Inc.	3.000%	11/1/21	200	209
Viacom Inc.	2.500%	12/15/16	120	120
Viacom Inc.	6.125%	10/5/17	255	266
Viacom Inc.	2.500%	9/1/18	236	238
Viacom Inc.	5.625%	9/15/19	75	82
Viacom Inc.	3.875%	12/15/21	400	425
Viacom Inc.	3.450%	10/4/26	200	200
Vodafone Group plc	1.250%	9/26/17	305	304
Vodafone Group plc	5.450%	6/10/19	100	110

Consumer Cyclical (3.7%)
Alibaba Group Holding Ltd.	1.625%	11/28/17	905	905
Alibaba Group Holding Ltd.	2.500%	11/28/19	391	396
American Honda Finance Corp.	0.950%	5/5/17	380	380
American Honda Finance Corp.	1.600%	7/13/18	255	256
American Honda Finance Corp.	2.125%	10/10/18	1,005	1,022
American Honda Finance Corp.	1.700%	2/22/19	350	353

	American Honda Finance Corp.	2.450%	9/24/20	415	427
	American Honda Finance Corp.	1.700%	9/9/21	395	391
	AutoZone Inc.	7.125%	8/1/18	480	527
	AutoZone Inc.	1.625%	4/21/19	205	206
	Block Financial LLC	4.125%	10/1/20	245	257
6	BMW US Capital LLC	1.500%	4/11/19	575	576
6	BMW US Capital LLC	2.000%	4/11/21	735	737
	Brinker International Inc.	2.600%	5/15/18	105	105
	CVS Health Corp.	1.900%	7/20/18	395	399
	CVS Health Corp.	2.250%	12/5/18	480	488
	CVS Health Corp.	2.800%	7/20/20	3,130	3,244
6	Daimler Finance North America LLC	2.950%	1/11/17	405	407
6	Daimler Finance North America LLC	1.125%	3/10/17	655	655
6	Daimler Finance North America LLC	2.400%	4/10/17	260	261
6	Daimler Finance North America LLC	1.375%	8/1/17	475	475
	Delphi Automotive plc	3.150%	11/19/20	365	378
	Dollar General Corp.	4.125%	7/15/17	305	312
	Dollar General Corp.	1.875%	4/15/18	235	236
6	Experian Finance plc	2.375%	6/15/17	905	909
11	FCA Capital Ireland plc	1.250%	9/23/20	100	115
	Ford Motor Credit Co. LLC	2.145%	1/9/18	335	337
	Ford Motor Credit Co. LLC	2.375%	1/16/18	365	368
	Ford Motor Credit Co. LLC	5.000%	5/15/18	1,715	1,800
	Ford Motor Credit Co. LLC	2.240%	6/15/18	350	353
8	Ford Motor Credit Co. LLC	4.050%	12/10/18	1,632	1,279
	Ford Motor Credit Co. LLC	2.375%	3/12/19	115	116
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	325
	Ford Motor Credit Co. LLC	2.459%	3/27/20	465	468
8	Ford Motor Credit Co. LLC	3.588%	6/2/20	1,024	799
	Ford Motor Credit Co. LLC	3.157%	8/4/20	340	350
	Ford Motor Credit Co. LLC	3.200%	1/15/21	335	344
	Ford Motor Credit Co. LLC	3.336%	3/18/21	970	998
	General Motors Co.	3.500%	10/2/18	885	910
	General Motors Financial Co. Inc.	2.625%	7/10/17	475	479
	General Motors Financial Co. Inc.	4.750%	8/15/17	25	26
	General Motors Financial Co. Inc.	3.250%	5/15/18	1,535	1,560
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,160	1,248
	General Motors Financial Co. Inc.	3.100%	1/15/19	130	132
	General Motors Financial Co. Inc.	2.400%	5/9/19	830	833
	General Motors Financial Co. Inc.	3.500%	7/10/19	450	465
	General Motors Financial Co. Inc.	3.200%	7/13/20	935	958
	General Motors Financial Co. Inc.	3.700%	11/24/20	580	604
	General Motors Financial Co. Inc.	4.200%	3/1/21	485	510
6	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	415	418
6	Harley-Davidson Financial Services Inc.	1.550%	11/17/17	85	85
6	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	235	239
6	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	255	257
6	Harley-Davidson Funding Corp.	6.800%	6/15/18	90	98
6	Hyundai Capital America	4.000%	6/8/17	193	196
	Lowe's Cos. Inc.	1.625%	4/15/17	1,016	1,019
	Lowe's Cos. Inc.	1.150%	4/15/19	295	295
	Lowe's Cos. Inc.	4.625%	4/15/20	460	502
	Macy's Retail Holdings Inc.	5.900%	12/1/16	282	284
	Macy's Retail Holdings Inc.	7.450%	7/15/17	175	183
	Macy's Retail Holdings Inc.	3.450%	1/15/21	485	507
	Marriott International Inc.	6.375%	6/15/17	195	202
	MasterCard Inc.	2.000%	4/1/19	225	229

McDonald's Corp.	2.100%	12/7/18	290	294
McDonald's Corp.	2.750%	12/9/20	485	503
6 Nissan Motor Acceptance Corp.	2.000%	3/8/19	775	781
Nordstrom Inc.	6.250%	1/15/18	264	280
PACCAR Financial Corp.	1.750%	8/14/18	160	162
PACCAR Financial Corp.	2.200%	9/15/19	450	460
PACCAR Financial Corp.	2.500%	8/14/20	70	72
QVC Inc.	3.125%	4/1/19	230	236
Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	159
Starbucks Corp.	2.100%	2/4/21	310	316
TJX Cos. Inc.	6.950%	4/15/19	325	369
TJX Cos. Inc.	2.750%	6/15/21	660	692
8 Toyota Finance Australia Ltd.	4.250%	5/15/19	460	369
Toyota Motor Credit Corp.	1.450%	1/12/18	650	652
Toyota Motor Credit Corp.	1.550%	7/13/18	400	402
Toyota Motor Credit Corp.	2.000%	10/24/18	255	259
Toyota Motor Credit Corp.	2.100%	1/17/19	470	478
Toyota Motor Credit Corp.	2.125%	7/18/19	985	1,004
VF Corp.	5.950%	11/1/17	140	147
Visa Inc.	1.200%	12/14/17	830	832
Visa Inc.	2.200%	12/14/20	2,070	2,123
8 Volkswagen Financial Services Australia Pty
Ltd.	4.250%	4/4/18	80	62
8 Volkswagen Financial Services Australia Pty
Ltd.	3.250%	8/13/19	590	455
6 Volkswagen Group of America Finance LLC	1.250%	5/23/17	815	813
6 Volkswagen Group of America Finance LLC	1.600%	11/20/17	200	199
6 Volkswagen Group of America Finance LLC	1.650%	5/22/18	200	199
6 Volkswagen Group of America Finance LLC	2.125%	5/23/19	290	291
Wal-Mart Stores Inc.	3.625%	7/8/20	715	775
Wal-Mart Stores Inc.	3.250%	10/25/20	457	492
Walgreens Boots Alliance Inc.	1.750%	5/30/18	440	442
9 Walgreens Boots Alliance Inc.	2.875%	11/20/20	181	248
Walgreens Boots Alliance Inc.	2.600%	6/1/21	1,110	1,136
Walgreens Boots Alliance Inc.	3.100%	6/1/23	165	170
6 Wesfarmers Ltd.	1.874%	3/20/18	425	426

Consumer Noncyclical (5.9%)
AbbVie Inc.	1.800%	5/14/18	3,140	3,153
AbbVie Inc.	2.000%	11/6/18	415	419
AbbVie Inc.	2.500%	5/14/20	2,270	2,318
AbbVie Inc.	2.300%	5/14/21	710	716
Actavis Funding SCS	2.350%	3/12/18	3,740	3,777
Actavis Funding SCS	2.450%	6/15/19	235	240
Actavis Funding SCS	3.000%	3/12/20	2,440	2,519
Actavis Inc.	1.875%	10/1/17	512	514
Actavis Inc.	6.125%	8/15/19	235	262
Agilent Technologies Inc.	6.500%	11/1/17	99	104
Agilent Technologies Inc.	5.000%	7/15/20	565	626
Allergan Inc.	1.350%	3/15/18	200	200
Altria Group Inc.	9.250%	8/6/19	1,714	2,083
Altria Group Inc.	4.750%	5/5/21	720	813
AmerisourceBergen Corp.	3.500%	11/15/21	300	321
Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	125
Anheuser-Busch Cos. LLC	5.600%	3/1/17	100	102
Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	158
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	65	65

	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	1,700	1,715
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	415	422
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	4,730	4,882
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	400	428
11	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	100	146
11	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	200	269
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	750	853
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,150	1,285
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	100	102
	Baxalta Inc.	2.875%	6/23/20	1,950	2,000
3,11 Bayer AG		2.375%	4/2/75	330	356
	Biogen Inc.	6.875%	3/1/18	120	129
	Biogen Inc.	2.900%	9/15/20	1,255	1,306
	Boston Scientific Corp.	2.650%	10/1/18	540	552
11	Bunge Finance Europe BV	1.850%	6/16/23	512	607
	Cardinal Health Inc.	1.900%	6/15/17	170	171
6	Cargill Inc.	1.900%	3/1/17	605	607
6	Cargill Inc.	6.000%	11/27/17	300	316
6	Cargill Inc.	7.350%	3/6/19	500	569
6	Cargill Inc.	3.250%	11/15/21	250	266
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	102
	Celgene Corp.	2.125%	8/15/18	300	303
	Clorox Co.	5.950%	10/15/17	120	126
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	600	605
	ConAgra Foods Inc.	5.819%	6/15/17	74	76
	ConAgra Foods Inc.	1.900%	1/25/18	1,165	1,173
	ConAgra Foods Inc.	2.100%	3/15/18	68	69
	ConAgra Foods Inc.	7.000%	4/15/19	21	24
	ConAgra Foods Inc.	4.950%	8/15/20	141	157
	ConAgra Foods Inc.	3.200%	1/25/23	451	469
	Constellation Brands Inc.	3.875%	11/15/19	250	263
	Constellation Brands Inc.	3.750%	5/1/21	120	126
	Constellation Brands Inc.	4.750%	12/1/25	85	92
	Covidien International Finance SA	6.000%	10/15/17	1,218	1,274
11	DH Europe Finance SA	1.700%	1/4/22	100	121
11	DH Europe Finance SA	2.500%	7/8/25	400	516
	Diageo Capital plc	1.125%	4/29/18	170	170
	Edwards Lifesciences Corp.	2.875%	10/15/18	600	611
	Express Scripts Holding Co.	3.300%	2/25/21	300	315
	Express Scripts Holding Co.	3.000%	7/15/23	400	406
	General Mills Inc.	5.700%	2/15/17	219	223
	Gilead Sciences Inc.	2.550%	9/1/20	1,400	1,446
	Gilead Sciences Inc.	1.950%	3/1/22	770	772
	Gilead Sciences Inc.	2.500%	9/1/23	470	474
	Gilead Sciences Inc.	4.750%	3/1/46	385	430
6	Grupo Bimbo SAB de CV	3.875%	6/27/24	200	208
	Hershey Co.	1.600%	8/21/18	60	61
	Ingredion Inc.	1.800%	9/25/17	144	144
	JM Smucker Co.	1.750%	3/15/18	600	604
	Kellogg Co.	3.250%	4/1/26	250	260
	Kraft Foods Group Inc.	2.250%	6/5/17	228	229
	Kraft Foods Group Inc.	6.125%	8/23/18	291	316
	Kraft Heinz Foods Co.	2.000%	7/2/18	250	253
	Kraft Heinz Foods Co.	3.950%	7/15/25	100	108
	Kraft Heinz Foods Co.	3.000%	6/1/26	225	227
11	Kraft Heinz Foods Co.	2.250%	5/25/28	500	608
	McCormick & Co. Inc.	3.900%	7/15/21	100	109

	McKesson Corp.	5.700%	3/1/17	150	153
	McKesson Corp.	2.284%	3/15/19	750	765
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	520
	Medtronic Inc.	1.500%	3/15/18	675	678
	Medtronic Inc.	1.375%	4/1/18	100	100
	Medtronic Inc.	2.500%	3/15/20	1,865	1,928
	Medtronic Inc.	3.150%	3/15/22	500	531
	Medtronic Inc.	3.625%	3/15/24	100	109
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	180	198
11	Molson Coors Brewing Co.	1.250%	7/15/24	300	347
	Mondelez International Inc.	2.250%	2/1/19	245	249
6	Mylan NV	3.000%	12/15/18	730	746
6	Mylan NV	3.150%	6/15/21	1,190	1,214
	Newell Brands Inc.	2.600%	3/29/19	500	511
	Newell Brands Inc.	3.150%	4/1/21	400	416
	Newell Brands Inc.	3.850%	4/1/23	500	532
	Newell Brands Inc.	5.375%	4/1/36	100	118
	Northwell Healthcare Inc.	3.979%	11/1/46	45	45
	PepsiCo Inc.	5.000%	6/1/18	330	351
	PepsiCo Inc.	7.900%	11/1/18	320	363
	PepsiCo Inc.	2.250%	1/7/19	100	102
	PepsiCo Inc.	4.500%	1/15/20	400	440
	PepsiCo Inc.	1.850%	4/30/20	1,150	1,168
	Pharmacia LLC	6.500%	12/1/18	200	222
	Philip Morris International Inc.	1.125%	8/21/17	125	125
	Quest Diagnostics Inc.	2.700%	4/1/19	465	476
	Reynolds American Inc.	8.125%	6/23/19	1,216	1,425
	Reynolds American Inc.	3.250%	6/12/20	383	403
6	Roche Holdings Inc.	2.250%	9/30/19	705	724
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	2,325	2,322
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,340	2,337
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	880	882
	St. Jude Medical Inc.	2.800%	9/15/20	500	516
	Stryker Corp.	1.300%	4/1/18	282	282
	Stryker Corp.	2.000%	3/8/19	500	506
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	870	871
	Teva Pharmaceutical Finance Netherlands III
	BV	1.700%	7/19/19	1,660	1,656
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	1,185	1,180
	Teva Pharmaceutical Finance Netherlands III
	BV	2.800%	7/21/23	405	406
	The Kroger Co.	1.200%	10/17/16	160	160
	The Kroger Co.	2.200%	1/15/17	185	186
	The Kroger Co.	6.800%	12/15/18	150	167
	The Kroger Co.	2.000%	1/15/19	300	304
	The Kroger Co.	2.300%	1/15/19	760	775
	The Kroger Co.	6.150%	1/15/20	250	284
	The Kroger Co.	2.600%	2/1/21	450	463
	The Kroger Co.	2.950%	11/1/21	240	250
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	400	405
11	Thermo Fisher Scientific Inc.	2.000%	4/15/25	150	183
11	Thermo Fisher Scientific Inc.	1.375%	9/12/28	673	759
	Tyson Foods Inc.	2.650%	8/15/19	1,755	1,802
	Tyson Foods Inc.	4.500%	6/15/22	250	278
6	Whole Foods Market Inc.	5.200%	12/3/25	250	271

Wyeth LLC	5.450%	4/1/17	80	82

Energy (4.2%)
Anadarko Petroleum Corp.	6.375%	9/15/17	333	347
Anadarko Petroleum Corp.	4.850%	3/15/21	550	592
Anadarko Petroleum Corp.	3.450%	7/15/24	200	198
Anadarko Petroleum Corp.	6.600%	3/15/46	200	245
BP Capital Markets plc	2.248%	11/1/16	735	736
BP Capital Markets plc	1.846%	5/5/17	725	728
BP Capital Markets plc	1.375%	11/6/17	550	550
BP Capital Markets plc	1.375%	5/10/18	2,575	2,574
BP Capital Markets plc	2.241%	9/26/18	705	715
8 BP Capital Markets plc	4.750%	11/15/18	550	438
BP Capital Markets plc	4.750%	3/10/19	730	786
BP Capital Markets plc	1.676%	5/3/19	250	251
BP Capital Markets plc	2.237%	5/10/19	500	508
BP Capital Markets plc	2.315%	2/13/20	1,350	1,377
BP Capital Markets plc	4.500%	10/1/20	600	659
BP Capital Markets plc	2.112%	9/16/21	400	402
BP Capital Markets plc	3.062%	3/17/22	250	262
BP Capital Markets plc	3.814%	2/10/24	300	323
Chevron Corp.	1.365%	3/2/18	875	877
Chevron Corp.	1.718%	6/24/18	1,060	1,068
Chevron Corp.	4.950%	3/3/19	700	758
Chevron Corp.	2.193%	11/15/19	200	204
Chevron Corp.	1.961%	3/3/20	1,095	1,110
Chevron Corp.	2.427%	6/24/20	600	618
Chevron Corp.	2.419%	11/17/20	800	823
ConocoPhillips	5.750%	2/1/19	1,150	1,251
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	780	781
ConocoPhillips Co.	4.200%	3/15/21	1,870	2,021
ConocoPhillips Co.	2.875%	11/15/21	250	256
Devon Energy Corp.	4.000%	7/15/21	470	492
Devon Energy Corp.	3.250%	5/15/22	300	298
Dominion Gas Holdings LLC	2.500%	12/15/19	500	514
Dominion Gas Holdings LLC	2.800%	11/15/20	300	311
Dominion Gas Holdings LLC	3.550%	11/1/23	300	316
El Paso Natural Gas Co. LLC	5.950%	4/15/17	250	255
Enbridge Energy Partners LP	4.375%	10/15/20	25	26
3 Enbridge Energy Partners LP	8.050%	10/1/77	30	27
Energy Transfer Partners LP	6.125%	2/15/17	515	523
Energy Transfer Partners LP	2.500%	6/15/18	450	453
Energy Transfer Partners LP	6.700%	7/1/18	990	1,063
Energy Transfer Partners LP	4.150%	10/1/20	1,221	1,277
Energy Transfer Partners LP	4.650%	6/1/21	545	579
Energy Transfer Partners LP	5.200%	2/1/22	195	211
EOG Resources Inc.	5.875%	9/15/17	50	52
EOG Resources Inc.	5.625%	6/1/19	425	465
EOG Resources Inc.	2.450%	4/1/20	300	304
EOG Resources Inc.	4.400%	6/1/20	400	433
EOG Resources Inc.	2.625%	3/15/23	200	200
Exxon Mobil Corp.	1.912%	3/6/20	800	813
Exxon Mobil Corp.	4.114%	3/1/46	85	95
Kinder Morgan Energy Partners LP	6.850%	2/15/20	125	142
Kinder Morgan Energy Partners LP	6.500%	4/1/20	425	477
Kinder Morgan Energy Partners LP	5.300%	9/15/20	125	136
Kinder Morgan Inc.	7.000%	6/15/17	570	591

	Marathon Oil Corp.	5.900%	3/15/18	315	329
	Marathon Oil Corp.	2.700%	6/1/20	600	588
	Nabors Industries Inc.	6.150%	2/15/18	460	477
	Occidental Petroleum Corp.	1.500%	2/15/18	1,140	1,144
	Occidental Petroleum Corp.	2.600%	4/15/22	805	822
	Occidental Petroleum Corp.	3.400%	4/15/26	120	127
	ONEOK Partners LP	2.000%	10/1/17	25	25
	ONEOK Partners LP	3.200%	9/15/18	280	285
	Petro-Canada	6.050%	5/15/18	115	123
	Phillips 66	2.950%	5/1/17	1,035	1,044
	Pioneer Natural Resources Co.	6.650%	3/15/17	120	123
	Pioneer Natural Resources Co.	6.875%	5/1/18	225	242
	Pioneer Natural Resources Co.	3.450%	1/15/21	600	624
	Shell International Finance BV	5.200%	3/22/17	375	382
	Shell International Finance BV	1.900%	8/10/18	100	101
	Shell International Finance BV	1.625%	11/10/18	500	502
	Shell International Finance BV	2.000%	11/15/18	325	329
	Shell International Finance BV	1.375%	5/10/19	850	847
	Shell International Finance BV	1.375%	9/12/19	1,500	1,495
	Shell International Finance BV	4.300%	9/22/19	750	808
	Shell International Finance BV	2.125%	5/11/20	1,300	1,318
	Shell International Finance BV	2.250%	11/10/20	1,250	1,272
	Shell International Finance BV	1.875%	5/10/21	1,500	1,500
	Shell International Finance BV	1.750%	9/12/21	1,000	993
	Shell International Finance BV	4.000%	5/10/46	200	204
6	Southern Natural Gas Co. LLC	5.900%	4/1/17	270	275
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	155	170
	Spectra Energy Partners LP	2.950%	9/25/18	230	234
	Total Capital Canada Ltd.	1.450%	1/15/18	1,045	1,048
	Total Capital International SA	1.500%	2/17/17	615	616
	Total Capital International SA	1.550%	6/28/17	485	486
	Total Capital International SA	2.125%	1/10/19	1,130	1,149
	Total Capital International SA	2.100%	6/19/19	400	408
8	Total Capital International SA	4.250%	11/26/21	134	109
	Total Capital SA	2.125%	8/10/18	275	279
	Total Capital SA	4.450%	6/24/20	950	1,043
	Total Capital SA	4.250%	12/15/21	475	530
	Transocean Inc.	6.800%	12/15/16	1,415	1,422
	Transocean Inc.	3.750%	10/15/17	1,555	1,563
	Williams Partners LP	5.250%	3/15/20	350	379
	Williams Partners LP	4.000%	11/15/21	165	171
	Williams Partners LP	3.600%	3/15/22	200	203
	Williams Partners LP	3.900%	1/15/25	253	253
6	Woodside Finance Ltd.	8.750%	3/1/19	250	286

	Other Industrial (0.4%)
11	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	100	116
11	Fluor Corp.	1.750%	3/21/23	800	959
6	Hutchison Whampoa Finance CI Ltd.	7.450%	8/1/17	255	268
6	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	2,990	3,424
6	Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	970	971
11	Kennedy Wilson Europe Real Estate plc	3.250%	11/12/25	200	236

	Technology (2.5%)
	Adobe Systems Inc.	4.750%	2/1/20	355	391
	Altera Corp.	2.500%	11/15/18	685	703

	Amphenol Corp.	2.550%	1/30/19	200	205
	Apple Inc.	1.300%	2/23/18	365	366
	Apple Inc.	2.100%	5/6/19	1,330	1,359
5,8	Apple Inc.	2.380%	8/28/19	1,160	887
8	Apple Inc.	2.850%	8/28/19	860	669
	Apple Inc.	1.550%	2/7/20	465	469
	Apple Inc.	2.000%	5/6/20	615	628
	Apple Inc.	2.250%	2/23/21	2,400	2,461
	Apple Inc.	2.850%	5/6/21	875	922
	Applied Materials Inc.	2.625%	10/1/20	580	600
	Autodesk Inc.	3.125%	6/15/20	280	288
	Baidu Inc.	2.250%	11/28/17	385	388
	Baidu Inc.	3.250%	8/6/18	825	845
	Baidu Inc.	2.750%	6/9/19	425	433
	Cisco Systems Inc.	4.450%	1/15/20	650	711
	Cisco Systems Inc.	2.200%	2/28/21	1,090	1,113
6	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	1,910	1,964
6	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	1,655	1,729
6	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.875%	6/15/21	245	260
6	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	7.125%	6/15/24	245	270
6	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	160	188
6	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	160	192
	EMC Corp.	1.875%	6/1/18	490	482
	EMC Corp.	2.650%	6/1/20	490	469
	Equifax Inc.	6.300%	7/1/17	120	124
	Fidelity National Information Services Inc.	1.450%	6/5/17	445	445
	Fidelity National Information Services Inc.	2.000%	4/15/18	70	71
	Fidelity National Information Services Inc.	2.850%	10/15/18	1,175	1,206
	Fidelity National Information Services Inc.	3.625%	10/15/20	1,500	1,589
	Fidelity National Information Services Inc.	2.250%	8/15/21	350	352
	Fiserv Inc.	2.700%	6/1/20	175	181
6	Hewlett Packard Enterprise Co.	2.450%	10/5/17	960	968
6	Hewlett Packard Enterprise Co.	2.850%	10/5/18	1,125	1,146
6	Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,480	1,552
	Intel Corp.	1.350%	12/15/17	792	795
8	Intel Corp.	3.250%	12/1/19	400	313
	Intel Corp.	2.450%	7/29/20	475	491
	Intel Corp.	3.300%	10/1/21	50	54
	International Business Machines Corp.	5.700%	9/14/17	691	721
	International Business Machines Corp.	7.625%	10/15/18	155	174
	KLA-Tencor Corp.	2.375%	11/1/17	335	337
	KLA-Tencor Corp.	3.375%	11/1/19	90	93
	Lam Research Corp.	2.750%	3/15/20	580	594
	Oracle Corp.	2.375%	1/15/19	925	947
	Oracle Corp.	5.000%	7/8/19	400	439
	Pitney Bowes Inc.	5.750%	9/15/17	20	21
	Pitney Bowes Inc.	5.600%	3/15/18	120	126
	Pitney Bowes Inc.	3.375%	10/1/21	315	315
	Seagate HDD Cayman	3.750%	11/15/18	340	349
	Total System Services Inc.	2.375%	6/1/18	50	50
	Total System Services Inc.	3.800%	4/1/21	610	647

	Tyco Electronics Group SA	6.550%	10/1/17	205	216
	Tyco Electronics Group SA	2.375%	12/17/18	350	356
	Tyco Electronics Group SA	2.350%	8/1/19	455	462
	Xilinx Inc.	2.125%	3/15/19	490	496

	Transportation (1.2%)
3,6	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	407	407
3,6	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	529	524
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	200	215
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	600	662
	Canadian National Railway Co.	5.850%	11/15/17	370	389
3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	43	44
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	15	15
3	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	86	88
3	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	9	10
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	94	105
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	268	296
3	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	58	61
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	1,235	1,297
3,12 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	534	613
3	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	849	1,001
3	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	234	267
3	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	565	639
3	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	280	298
3	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	107	112
3	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	59	63
6	ERAC USA Finance LLC	6.375%	10/15/17	795	834
6	ERAC USA Finance LLC	2.800%	11/1/18	430	440
6	ERAC USA Finance LLC	2.350%	10/15/19	285	289
6	Heathrow Funding Ltd.	4.875%	7/15/23	100	110
6	HPHT Finance 15 Ltd.	2.250%	3/17/18	695	698
	JB Hunt Transport Services Inc.	2.400%	3/15/19	120	122
3,5,1JetBlue Airways 2004-2 G-2 Pass Through
2	Trust	1.267%	5/15/18	220	219
	Kansas City Southern	2.350%	5/15/20	230	232
3	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	527	561
8	Qantas Airways Ltd.	7.500%	6/11/21	1,250	1,101
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	318	355

3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	120	135
3	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	350	353
3	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	481	511
	Union Pacific Corp.	5.750%	11/15/17	225	237
	Union Pacific Corp.	5.700%	8/15/18	710	769
	Union Pacific Corp.	2.250%	2/15/19	385	393
	Union Pacific Corp.	1.800%	2/1/20	200	203
	Union Pacific Corp.	2.250%	6/19/20	575	589
	United Continental Holdings Inc.	6.375%	6/1/18	140	147
3	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	171	191
6	WestJet Airlines Ltd.	3.500%	6/16/21	700	719
					322,529
Utilities (2.9%)
	Electric (2.8%)
	Arizona Public Service Co.	8.750%	3/1/19	691	807
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	910	969
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	901
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	400	410
6	Cleco Corporate Holdings LLC	3.743%	5/1/26	667	692
6	Cleco Corporate Holdings LLC	4.973%	5/1/46	80	87
	CMS Energy Corp.	5.050%	2/15/18	1,105	1,157
	CMS Energy Corp.	6.250%	2/1/20	225	256
	Commonwealth Edison Co.	6.150%	9/15/17	705	737
	Commonwealth Edison Co.	5.800%	3/15/18	880	938
	Commonwealth Edison Co.	2.150%	1/15/19	160	163
	Commonwealth Edison Co.	4.000%	8/1/20	570	617
	Commonwealth Edison Co.	3.400%	9/1/21	610	656
	Duke Energy Corp.	3.750%	4/15/24	280	302
6	EDP Finance BV	6.000%	2/2/18	1,727	1,807
6	EDP Finance BV	4.900%	10/1/19	940	997
6	EDP Finance BV	4.125%	1/15/20	1,165	1,207
6	EDP Finance BV	5.250%	1/14/21	245	265
6	Emera US Finance LP	2.150%	6/15/19	465	470
6	Emera US Finance LP	2.700%	6/15/21	810	828
6	Emera US Finance LP	3.550%	6/15/26	95	99
6	Emera US Finance LP	4.750%	6/15/46	255	274
	Exelon Corp.	1.550%	6/9/17	600	600
	Exelon Corp.	2.850%	6/15/20	510	528
	Exelon Corp.	2.450%	4/15/21	125	128
	Exelon Corp.	3.950%	6/15/25	240	260
	FirstEnergy Corp.	2.750%	3/15/18	555	561
	FirstEnergy Corp.	4.250%	3/15/23	655	694
6	FirstEnergy Transmission LLC	4.350%	1/15/25	690	736
6	Fortis Inc.	2.100%	10/4/21	535	532
3,6	FPL Energy Marcus Hook LP	7.590%	7/10/18	380	401
	Georgia Power Co.	5.400%	6/1/18	185	197
	Georgia Power Co.	1.950%	12/1/18	650	661
	Georgia Power Co.	2.400%	4/1/21	500	519
	LG&E & KU Energy LLC	3.750%	11/15/20	325	347
	MidAmerican Energy Co.	5.950%	7/15/17	340	353
	MidAmerican Energy Co.	5.300%	3/15/18	893	945
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	715	733
	Nevada Power Co.	6.500%	5/15/18	771	836
	Nevada Power Co.	6.500%	8/1/18	225	246
	Oncor Electric Delivery Co. LLC	5.000%	9/30/17	610	632

	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	55	61
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	170	215
	Pacific Gas & Electric Co.	5.625%	11/30/17	1,220	1,281
	Pacific Gas & Electric Co.	8.250%	10/15/18	770	873
	Pacific Gas & Electric Co.	3.500%	10/1/20	1,315	1,409
	Pacific Gas & Electric Co.	4.250%	5/15/21	360	397
	Pacific Gas & Electric Co.	3.250%	9/15/21	185	196
	PacifiCorp	5.650%	7/15/18	490	528
	PacifiCorp	5.500%	1/15/19	114	124
	PacifiCorp	3.850%	6/15/21	100	109
	SCANA Corp.	4.750%	5/15/21	185	199
	South Carolina Electric & Gas Co.	5.250%	11/1/18	30	32
	South Carolina Electric & Gas Co.	6.500%	11/1/18	294	325
	Southern Co.	1.550%	7/1/18	1,000	1,005
	Southern Co.	1.850%	7/1/19	1,180	1,189
	Southern Co.	2.150%	9/1/19	350	354
	Southern Co.	2.750%	6/15/20	1,000	1,032
	Southern Co.	2.350%	7/1/21	1,875	1,906
11	Southern Power Co.	1.000%	6/20/22	300	344
	Southwestern Electric Power Co.	5.875%	3/1/18	245	259
	Southwestern Electric Power Co.	6.450%	1/15/19	1,215	1,338
	Virginia Electric & Power Co.	2.950%	1/15/22	350	369

	Natural Gas (0.1%)
	Sempra Energy	2.300%	4/1/17	945	951
	Sempra Energy	6.150%	6/15/18	580	626
	Sempra Energy	2.400%	3/15/20	235	240
	Sempra Energy	2.850%	11/15/20	230	238
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	156
					40,304
Total Corporate Bonds (Cost $707,251)					716,072
Sovereign Bonds (U.S. Dollar-Denominated) (6.2%)
	Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	200	202
	Argentine Republic	7.000%	4/17/17	240	245
	Argentine Republic	8.750%	6/2/17	190	198
	Argentine Republic	6.250%	4/22/19	475	503
6	Avi Funding Co. Ltd.	2.850%	9/16/20	275	282
6	Banco de Costa Rica	5.250%	8/12/18	200	205
6	Banco del Estado de Chile	2.000%	11/9/17	200	201
	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	950	958
6	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	100	101
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	170	178
6	Bank Nederlandse Gemeenten NV	0.875%	2/21/17	500	500
6	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	730	731
6	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	50	52
6	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	213
6	Bermuda	4.138%	1/3/23	200	212
6	Bermuda	4.854%	2/6/24	200	221
6	BOC Aviation Ltd.	2.375%	9/15/21	350	347
6	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	126
6	Caixa Economica Federal	2.375%	11/6/17	125	123
6	CDP Financial Inc.	4.400%	11/25/19	500	546
6	CDP Financial Inc.	3.150%	7/24/24	670	718

6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	214
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	825	828
6	CNPC General Capital Ltd.	2.750%	4/19/17	125	126
6	CNPC General Capital Ltd.	2.750%	5/14/19	235	240
	Corp. Andina de Fomento	5.750%	1/12/17	100	101
	Corp. Andina de Fomento	7.790%	3/1/17	230	236
	Corp. Andina de Fomento	1.500%	8/8/17	210	210
	Corp. Andina de Fomento	2.125%	9/27/21	755	755
	Corp. Andina de Fomento	4.375%	6/15/22	750	831
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	163
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	200	209
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	417
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	200	199
6	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	525	523
6	CPPIB Capital Inc.	1.250%	9/20/19	1,400	1,400
13	Development Bank of Japan Inc.	5.125%	2/1/17	200	203
6,14 Dexia Credit Local SA		1.250%	10/18/16	300	300
6,14 Dexia Credit Local SA		1.875%	9/15/21	235	235
	Ecopetrol SA	5.875%	9/18/23	350	376
6	Electricite de France SA	1.150%	1/20/17	1,390	1,390
6	Electricite de France SA	2.150%	1/22/19	810	820
8	Emirates NBD PJSC	5.750%	5/8/19	300	241
	Export-Import Bank of Korea	3.750%	10/20/16	705	706
	Export-Import Bank of Korea	4.000%	1/11/17	3,645	3,672
	Export-Import Bank of Korea	2.875%	9/17/18	300	308
	Export-Import Bank of Korea	5.125%	6/29/20	500	561
3	Federative Republic of Brazil	8.000%	1/15/18	293	307
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	154
6	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	516
6	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	200	201
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	355	357
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	400	415
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	1,450	1,454
13	Japan Bank for International Cooperation	1.750%	7/31/18	700	705
13	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	272
	KazMunayGas National Co. JSC	9.125%	7/2/18	1,075	1,187
6	Kommunalbanken AS	0.875%	10/3/16	225	225
6	Kommunalbanken AS	1.125%	5/23/18	700	701
	Korea Development Bank	3.875%	5/4/17	675	685
	Korea Development Bank	2.250%	8/7/17	555	560
	Korea Development Bank	3.500%	8/22/17	575	586
	Korea Development Bank	1.500%	1/22/18	400	401
6	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.875%	10/22/17	515	518
	Korea Gas Corp.	2.875%	7/29/18	200	205
6	Korea National Oil Corp.	4.000%	10/27/16	525	526
	Korea National Oil Corp.	2.750%	1/23/19	350	358
6	Korea Resources Corp.	2.125%	5/2/18	125	126
6	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	205
	Majapahit Holding BV	8.000%	8/7/19	400	458
6	Nederlandse Waterschapsbank NV	1.250%	9/9/19	475	475
6	NongHyup Bank	1.875%	9/12/21	235	234
	North American Development Bank	2.300%	10/10/18	150	153
6	OCP SA	5.625%	4/25/24	200	217
6	Ooredoo International Finance Ltd.	3.375%	10/14/16	375	375

6	Ooredoo International Finance Ltd.	3.250%	2/21/23	125	128
3	Oriental Republic of Uruguay	5.100%	6/18/50	230	238
6	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	200	209
	Petrobras Global Finance BV	3.000%	1/15/19	125	123
	Petrobras Global Finance BV	4.875%	3/17/20	479	480
	Petrobras Global Finance BV	8.750%	5/23/26	525	579
	Petrobras International Finance Co. SA	6.125%	10/6/16	370	370
	Petrobras International Finance Co. SA	7.875%	3/15/19	856	922
	Petrobras International Finance Co. SA	5.750%	1/20/20	685	701
	Petrobras International Finance Co. SA	5.375%	1/27/21	220	217
	Petroleos Mexicanos	5.750%	3/1/18	3,110	3,255
6	Petroleos Mexicanos	5.500%	2/4/19	665	702
	Petroleos Mexicanos	5.500%	2/4/19	194	205
	Petroleos Mexicanos	8.000%	5/3/19	2,610	2,931
	Petroleos Mexicanos	5.500%	1/21/21	1,349	1,435
6	Petroleos Mexicanos	6.375%	2/4/21	95	103
	Petroleos Mexicanos	6.375%	2/4/21	75	82
6	Petroleos Mexicanos	4.625%	9/21/23	1,130	1,135
	Province of British Columbia	1.200%	4/25/17	225	225
	Province of Manitoba	1.300%	4/3/17	775	777
	Province of New Brunswick	2.750%	6/15/18	10	10
	Province of Ontario	1.200%	2/14/18	300	301
	Province of Ontario	3.000%	7/16/18	275	284
	Province of Ontario	1.625%	1/18/19	1,480	1,493
	Province of Ontario	1.250%	6/17/19	595	595
	Province of Ontario	1.875%	5/21/20	230	234
	Province of Ontario	2.500%	4/27/26	135	140
	Quebec	3.500%	7/29/20	250	269
	Quebec	2.750%	8/25/21	715	754
	Quebec	2.625%	2/13/23	150	157
3	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	154	164
3,6	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	85	91
	Republic of Colombia	7.375%	1/27/17	1,330	1,353
	Republic of Colombia	6.125%	1/18/41	5	6
	Republic of Croatia	6.250%	4/27/17	1,360	1,392
	Republic of Hungary	4.000%	3/25/19	800	839
	Republic of Hungary	6.250%	1/29/20	1,015	1,141
	Republic of Hungary	6.375%	3/29/21	300	348
	Republic of Indonesia	6.875%	3/9/17	115	118
	Republic of Indonesia	6.875%	1/17/18	280	298
	Republic of Indonesia	5.875%	3/13/20	820	916
	Republic of Indonesia	4.875%	5/5/21	725	797
11	Republic of Indonesia	2.875%	7/8/21	615	738
	Republic of Indonesia	3.375%	4/15/23	200	206
11	Republic of Indonesia	2.625%	6/14/23	380	449
11	Republic of Indonesia	3.375%	7/30/25	430	525
	Republic of Kazakhstan	3.875%	10/14/24	200	209
	Republic of Kazakhstan	4.875%	10/14/44	450	469
	Republic of Korea	5.125%	12/7/16	250	252
	Republic of Lithuania	7.375%	2/11/20	825	980
6	Republic of Lithuania	7.375%	2/11/20	1,345	1,597
	Republic of Lithuania	6.125%	3/9/21	140	165
	Republic of Namibia	5.500%	11/3/21	100	108
3	Republic of Panama	6.700%	1/26/36	45	62
	Republic of Poland	6.375%	7/15/19	1,580	1,777
	Republic of Poland	5.125%	4/21/21	580	655
	Republic of Poland	5.000%	3/23/22	945	1,077

11	Republic of Romania	2.750%	10/29/25	365	447
	Republic of Serbia	5.250%	11/21/17	200	206
6	Republic of Serbia	5.250%	11/21/17	530	547
6	Republic of Slovenia	5.250%	2/18/24	300	353
	Republic of South Africa	5.000%	10/12/46	230	231
	Republic of Turkey	7.500%	7/14/17	2,980	3,095
	Republic of Turkey	6.750%	4/3/18	2,205	2,332
	Republic of Turkey	7.500%	11/7/19	115	128
	Republic of Turkey	7.000%	6/5/20	120	133
	Republic of Turkey	5.625%	3/30/21	815	867
	Republic of Turkey	5.125%	3/25/22	285	297
	Republic of Turkey	4.875%	4/16/43	235	219
	SABIC Capital II BV	2.625%	10/3/18	400	404
6	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	662
	State Bank of India	4.125%	8/1/17	800	815
	State of Israel	5.500%	11/9/16	125	126
	State of Israel	4.000%	6/30/22	400	443
	State of Israel	2.875%	3/16/26	215	223
	Statoil ASA	1.800%	11/23/16	100	100
	Statoil ASA	3.125%	8/17/17	175	178
	Statoil ASA	1.200%	1/17/18	1,225	1,223
	Statoil ASA	2.250%	11/8/19	500	510
	Svensk Exportkredit AB	1.750%	5/30/17	100	101
	Svensk Exportkredit AB	1.125%	4/5/18	250	250
6	Temasek Financial I Ltd.	4.300%	10/25/19	250	272
	Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	100	103
	YPF SA	8.875%	12/19/18	60	66
Total Sovereign Bonds (Cost $83,497)					85,219
Taxable Municipal Bonds (0.3%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	200	203
	California GO	5.950%	3/1/18	650	693
	California GO	6.200%	10/1/19	350	400
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	150	152
	George Washington University District of
	Columbia GO	3.485%	9/15/22	200	215
	Harris County TX Toll Road Revenue	1.361%	8/15/17	250	251
	Illinois GO	5.365%	3/1/17	900	914
	Illinois GO	5.665%	3/1/18	110	115
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	150	153
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	562	572
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	350	360
5	Mississippi GO (Nissan North America, Inc.
	Project)	1.223%	11/1/17	300	300
	University of California Revenue	2.054%	5/15/18	100	102
	University of California Revenue	1.745%	5/15/19	250	254
Total Taxable Municipal Bonds (Cost $4,593)					4,684

			Shares
Convertible Preferred Stocks (0.0%)
10 Lehman Brothers Holdings Inc. Pfd. (Cost $694)	7.250%		700	—

Temporary Cash Investments (2.4%)
Money Market Fund (1.7%)
15 Vanguard Market Liquidity Fund	0.640%		228,906	22,893

			Face
		Maturity	Amount
		Date	($000)
Certificates of Deposit (0.5%)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.520%	8/9/17	2,895	2,909
Svenska HandelsBanken (New York Branch)	1.280%	5/12/17	2,175	2,175
Toronto Dominion Bank (New York Branch)	1.350%	8/11/17	1,870	1,877
				6,961
Commercial Paper (0.2%)
16 Commonwealth Bank of Australia	1.399%	9/1/17	1,640	1,619
16 Danske Corp.	1.502%	8/28/17	1,055	1,041
16 Electricite de France	1.543%	8/9/17	450	448
16 Electricite de France	1.543%	8/10/17	115	114
				3,222
Total Temporary Cash Investments (Cost $33,049)				33,076
Total Investments (100.2%) (Cost $1,364,228)				1,381,149
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $133.00		11/25/16	32	(10)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.00		11/25/16	32	(7)
Total Liability for Options Written (Premiums Received $20)				(17)
Other Assets and Liabilities-Net (-0.2%)				(2,748)
Net Assets (100%)				1,378,384

1	Securities with a value of $914,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $765,000 have been segregated as initial margin for open cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Adjustable-rate security.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate value of these securities was $206,470,000, representing 15.0% of net assets.
7	Security made only partial principal and/or interest payments during the period ended September 30, 2016.
8	Face amount denominated in Australian dollars.
9	Face amount denominated in British pounds.

10 Non-income-producing security--security in default.

11 Face amount denominated in euro.

12 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.

13 Guaranteed by the Government of Japan.
14 Guaranteed by multiple countries.

15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

16 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2016, the aggregate value of these securities was $3,222,000, representing 0.2% of net assets.

GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Short-Term Investment-Grade Portfolio

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	236,446	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	304,982	670
Corporate Bonds	—	716,072	—
Sovereign Bonds	—	85,219	—
Taxable Municipal Bonds	—	4,684	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	22,893	10,183	—
Liability for Options Written	(17)	—	—
Futures Contracts—Assets[1]	380	—	—
Futures Contracts—Liabilities[1]	(266)	—	—
Forward Currency Contracts—Assets	—	271	—
Forward Currency Contracts—Liabilities	—	(168)	—
Swap Contracts—Assets	20[1]	399	—
Swap Contracts—Liabilities	(64)[1]	(429)	—
Total	22,946	1,357,659	670
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The portfolio uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an

Vanguard Short-Term Investment-Grade Portfolio

asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2016	624	75,826	109
2-Year U.S. Treasury Note	December 2016	245	53,525	10
10-Year U.S. Treasury Note	December 2016	(276)	(36,191)	(9)
Ultra 10-Year U.S. Treasury Note	December 2016	(248)	(35,751)	14
AUD 3-Year Treasury Bond	December 2016	(150)	(13,008)	37
Euro-Buxl	December 2016	(49)	(10,579)	(110)
Ultra Long U.S. Treasury Bond	December 2016	50	9,194	(145)
Euro-Bund	December 2016	(40)	(7,446)	(59)
Euro-Bobl	December 2016	(40)	(5,935)	(22)
Long Gilt	December 2016	(19)	(3,208)	23
AUD 90-Day Bank Bill	December 2016	(2)	(1,524)	—
30-Year U.S. Treasury Bond	December 2016	(1)	(168)	2
				(150)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 90-Day Bank Bill futures contracts, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the

Vanguard Short-Term Investment-Grade Portfolio

portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	10/4/16	EUR	14,768	USD	16,572	21
JPMorgan Chase Bank N.A.	10/4/16	AUD	19,399	USD	14,854	(8)
Citibank, N.A.	10/4/16	GBP	3,792	USD	4,922	(7)
Morgan Stanley Capital Services LLC	10/4/16	GBP	1,192	USD	1,575	(30)
BNP Paribas	10/4/16	EUR	1,222	USD	1,377	(3)
Deutsche Bank AG	10/4/16	EUR	537	USD	606	(3)
JPMorgan Chase Bank N.A.	11/2/16	EUR	215	USD	241	1
BNP Paribas	10/4/16	EUR	170	USD	191	—
BNP Paribas	11/2/16	EUR	109	USD	122	—
JPMorgan Chase Bank N.A.	10/4/16	EUR	74	USD	84	—
Morgan Stanley Capital Services LLC	11/2/16	EUR	70	USD	79	—
Morgan Stanley Capital Services LLC	10/4/16	EUR	55	USD	61	—
Bank of America N.A	10/4/16	EUR	50	USD	55	—
JPMorgan Chase Bank N.A.	10/4/16	GBP	38	USD	50	(1)
Deutsche Bank AG	10/4/16	USD	17,844	EUR	15,783	111
Citibank, N.A.	11/2/16	USD	16,592	EUR	14,768	(23)
JPMorgan Chase Bank N.A.	11/2/16	USD	15,133	AUD	19,778	8
Morgan Stanley Capital Services LLC	10/4/16	USD	14,035	AUD	18,453	(87)
Morgan Stanley Capital Services LLC	10/4/16	USD	6,631	GBP	5,022	121
Citibank, N.A.	11/2/16	USD	5,098	GBP	3,925	8
BNP Paribas	10/4/16	USD	703	EUR	625	(1)
BNP Paribas	10/4/16	USD	268	AUD	350	1
UBS AG	10/4/16	USD	265	AUD	350	(3)
JPMorgan Chase Bank N.A.	10/4/16	USD	186	AUD	246	(2)
JPMorgan Chase Bank N.A.	10/4/16	USD	160	EUR	143	—
BNP Paribas	10/4/16	USD	157	EUR	140	—
Morgan Stanley Capital Services LLC	10/4/16	USD	138	EUR	123	—

Vanguard Short-Term Investment-Grade Portfolio

Barclays Capital	10/4/16	USD	59	EUR	52	—
UBS AG	11/2/16	USD	23	AUD	31	—
JPMorgan Chase Bank N.A.	10/4/16	USD	9	EUR	8	—
						103
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be

Vanguard Short-Term Investment-Grade Portfolio

significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At September 30, 2016, the portfolio had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	($000)	($000)	(%)	($000)
Credit Protection Purchased

CDX-NA-IG-26-V1	6/20/21	ICE	26,655	320	(1.000)	(58)

CDX-NA-IG-27-V1	12/20/21	CME	13,600	130	(1.000)	(40)
			40,255			(98)

CME—Chicago Mercantile Exchange.

ICE—Intercontinental Exchange.

Over-the-Counter Credit Default Swaps

Vanguard Short-Term Investment-Grade Portfolio

				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's
Rating

Berkshire Hathaway
Inc./Aa2	6/20/21	BARC	405	2	1.000	5
Berkshire Hathaway
Inc./Aa2	6/20/21	BARC	405	(3)	1.000	1
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	160	(1)	1.000	-
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	245	(1)	1.000	1

BHP Billiton Ltd./A3	6/20/21	DBAG	713	25	1.000	24
Deutsche Bank
AG/Baa2	12/20/21	BARC	600	41	1.000	4
Energy Transfer
Partners LP/Baa3	6/20/17	BOANA	370	3	1.000	5
Federation of
Malaysia/A3	12/20/21	BARC	290	-	1.000	(2)
Federation of
Malaysia/A3	12/20/21	BNPSW	890	11	1.000	6
Federation of
Malaysia/A3	12/20/21	DBAG	675	11	1.000	7
Federation of
Malaysia/A3	12/20/21	JPMC	310	4	1.000	2
General Electric
Capital Corp./A1	12/20/19	DBAG	710	(10)	1.000	6
Hartford Financial
Services Group
Inc./Baa2	3/20/18	GSCM	250	-	1.000	3

Kohls Corp./Baa2	6/20/21	GSI	80	2	1.000	(1)

Kohls Corp./Baa2	6/20/21	GSI	80	2	1.000	-

Kohls Corp./Baa2	6/20/21	GSI	160	5	1.000	(1)

Metlife Inc./A3	12/20/20	GSCM	350	-	1.000	-
People's Republic of
China/Aa3	12/20/21	BNPSW	1,453	6	1.000	1
People's Republic of
China/Aa3	12/20/21	BOANA	505	1	1.000	-
People's Republic of
China/Aa3	12/20/21	BOANA	210	1	1.000	-
People's Republic of
China/Aa3	12/20/21	JPMC	240	1	1.000	-
Republic of
Chile/Aa3	12/20/21	BARC	110	-	1.000	-
Republic of
Chile/Aa3	12/20/21	BARC	220	(1)	1.000	-
Republic of
Chile/Aa3	12/20/21	BARC	215	(1)	1.000	1

Vanguard Short-Term Investment-Grade Portfolio

Republic of
Chile/Aa3	12/20/21	BNPSW	215	-	1.000	1
Republic of
Chile/Aa3	12/20/21	BOANA	420	(2)	1.000	1
Republic of
Chile/Aa3	12/20/21	JPMC	580	(4)	1.000	(1)
Republic of
Chile/Aa3	12/20/21	JPMC	240	(1)	1.000	1
Republic of
Colombia/Baa2	12/20/21	BNPSW	1,690	-	1.000	(57)
Republic of
Indonesia/Baa3	12/20/21	BNPSW	710	24	1.000	5
Republic of
Turkey/Ba1	12/20/16	BNPSW	260	-	1.000	-
Russian
Federation/Ba1	6/20/17	GSCM	460	8	1.000	10
Russian
Federation/Ba1	6/20/17	GSCM	200	4	1.000	4
Russian
Federation/Ba1	6/20/17	GSCM	380	7	1.000	8
United Mexican
States/A3	12/20/21	BARC	135	5	1.000	-
United Mexican
States/A3	12/20/21	BARC	300	11	1.000	1
United Mexican
States/A3	12/20/21	GSI	860	30	1.000	2
United Mexican
States/A3	12/20/21	GSI	175	6	1.000	-

Total			16,271			37

Credit Protection
Purchased

Aetna Inc.	12/20/19	CSFBI	475	10	(1.000)	(3)

Aetna Inc.	6/20/20	GSCM	470	14	(1.000)	-
American
International Group
Inc.	6/20/20	BOANA	280	4	(1.000)	(2)
American
International Group
Inc.	6/20/20	BOANA	280	4	(1.000)	(2)
American
International Group
Inc.	12/20/20	GSCM	350	7	(1.000)	-
American
International Group
Inc.	12/20/20	GSCM	175	(2)	(1.000)	(5)

Autozone Inc.	12/20/20	GSCM	240	7	(1.000)	-
Banco Bilbao
Vizcaya Argentaria
SA	6/20/21	BOANA	585	(4)	(1.000)	1
Bank of America
Corp.	3/20/20	GSCM	520	6	(1.000)	(2)

CMBX-NA-AAA-9	9/17/58	CSFBI	1,570	(64)	(0.500)	(6)

CMBX-NA-AAA-9	9/17/58	CSFBI	470	(23)	(0.500)	(5)

Vanguard Short-Term Investment-Grade Portfolio

CMBX-NA-AAA-9	9/17/58	CSFBI	390	(16)	(0.500)	(1)
CMBX-NA-AAA-9	9/17/58	CSFBI	470	(19)	(0.500)	(2)
CMBX-NA-AAA-9	9/17/58	CSFBI	950	(53)	(0.500)	(18)
CMBX-NA-AAA-9	9/17/58	DBAG	440	(17)	(0.500)	(1)
CMBX-NA-AAA-9	9/17/58	DBAG	470	(28)	(0.500)	(10)
CMBX-NA-AAA-9	9/17/58	DBAG	950	(55)	(0.500)	(19)
CMBX-NA-AAA-9	9/17/58	DBAG	480	(26)	(0.500)	(8)
CMBX-NA-AAA-9	9/17/58	DBAG	950	(55)	(0.500)	(20)
CMBX-NA-AAA-9	9/17/58	GSI	310	(13)	(0.500)	(1)
CMBX-NA-AAA-9	9/17/58	GSI	90	(4)	(0.500)	-
CMBX-NA-AAA-9	9/17/58	GSI	910	(35)	(0.500)	(1)
CMBX-NA-AAA-9	9/17/58	GSI	950	(57)	(0.500)	(22)
CMBX-NA-AAA-9	9/17/58	JPMC	470	(24)	(0.500)	(7)
CMBX-NA-AAA-9	9/17/58	JPMC	460	(17)	(0.500)	-
CMBX-NA-AAA-9	9/17/58	MSCS	470	(20)	(0.500)	(3)
CMBX-NA-AAA-9	9/17/58	MSCS	470	(26)	(0.500)	(8)
Commerzbank AG	6/20/21	BOANA	590	(7)	(1.000)	(2)
CVS Health Corp.	12/20/20	BOANA	240	7	(1.000)	(1)
CVS Health Corp.	12/20/20	BOANA	120	4	(1.000)	-
CVS Health Corp.	12/20/20	BOANA	120	4	(1.000)	(1)
CVS Health Corp.	12/20/20	BOANA	240	7	(1.000)	(1)
CVS Health Corp.	12/20/21	BARC	465	16	(1.000)	(1)
EI du Pont de
Nemours & Co.	12/20/20	JPMC	625	13	(1.000)	(4)
Federal Express
Corp.	12/20/18	GSCM	520	4	(1.000)	(7)
Federative Republic
of Brazil	12/20/20	BARC	360	(42)	(1.000)	(25)
Federative Republic
of Brazil	12/20/20	BNPSW	285	(40)	(1.000)	(27)
Federative Republic
of Brazil	6/20/21	DBAG	390	(47)	(1.000)	(23)
Federative Republic
of Brazil	6/20/21	GSI	425	(48)	(1.000)	(22)
Federative Republic
of Brazil	12/20/25	BOANA	578	(151)	(1.000)	(57)
Federative Republic
of Brazil	12/20/25	GSCM	275	(67)	(1.000)	(22)
Intesa Sanpaolo	6/20/21	BARC

Vanguard Short-Term Investment-Grade Portfolio

SpA			395	(4)	(1.000)	3
Lincoln National
Corp.	6/20/21	BARC	80	2	(1.000)	3
Lincoln National
Corp.	6/20/21	BARC	80	(2)	(1.000)	(1)

McKesson Corp.	3/20/19	JPMC	430	7	(1.000)	(2)

McKesson Corp.	3/20/19	JPMC	430	7	(1.000)	(2)

PPG Industries Inc.	3/20/18	GSCM	240	2	(1.000)	(2)

Republic of Korea	9/20/18	JPMC	200	1	(1.000)	(3)
Republic of South
Africa	12/20/20	BOANA	550	(36)	(1.000)	(1)
Republic of South
Africa	12/20/20	JPMC	550	(37)	(1.000)	(1)

Republic of Turkey	6/20/21	JPMC	470	(36)	(1.000)	(8)
Royal Bank of
Scotland plc	12/20/20	BNPSW	430	3	(1.000)	6
Standard Chartered
Bank	6/20/21	BOANA	395	(1)	(1.000)	-
United Mexican
States	12/20/18	DBAG	100	(1)	(1.000)	(1)
UnitedHealth Group
Inc.	12/20/19	CSFBI	475	10	(1.000)	(3)
UnitedHealth Group
Inc.	6/20/20	CSFBI	470	13	(1.000)	(1)

Wells Fargo & Co.	9/20/20	BOANA	620	10	(1.000)	(3)

Total			25,793			(354)

						(317)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC--Barclays Bank plc. BNPSW--BNP Paribas. BOANA--Bank of America, N.A. CSFBI--Credit Suisse First Boston International. DBAG--Deutsche Bank AG.

GSCM--Goldman Sachs Bank USA. GSI--Goldman Sachs International. JPMC--JP Morgan Chase Bank. MSCS--Morgan Stanley Capital Services LLC

Centrally Cleared Interest Rate Swaps

Fixed
				Interest	Floating
				Rate	Interest	Unrealized
			Notional	Received	Rate	Appreciation
Termination	Future	Clearingho	Amount	(Paid)	Received	(Depreciation)
Date	Effective	use	($000)	(%)	(Paid) (%)	($000)

Vanguard Short-Term Investment-Grade Portfolio

Date

12/21/17	12/21/16[1]	CME	3,534	1.000	(0.000)	2	1
12/21/18	12/21/16[1]	CME	2,513	(1.250)	0.000	2	(2)
7/10/19	NA	CME	1,500	(1.686)	0.518	3	(35)
8/15/19	NA	LCH	4,000	(1.524)	0.524	3	(76)
12/21/19	12/21/16[1]	CME	2,267	1.250	(0.000)	2	4
2/28/21	2/28/17[1]	LCH	4,250	(1.177)	0.000	2	(3)
9/1/23	NA	LCH	750	(2.139)	0.523	3	(51)
12/21/23	12/21/16[1]	CME	2,028	(1.750)	0.000	2	(14)
							(176)

CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
1	Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)
USD 5.453%	GBP 5.875%	4/28/17	MSCS	586	GBP 350	133
USD 5.693%	GBP 6.125%	5/14/17	BARC	381	GBP 230	84
USD 5.686%	GBP 6.125%	5/14/17	BARC	317	GBP 191	70
						287

BARC—Barclays Bank plc.
MSCS—Morgan Stanley Capital Services LLC.

GBP—British pound.
USD—U.S. dollar.

Vanguard Short-Term Investment-Grade Portfolio

At September 30, 2016, counterparties had deposited in segregated accounts securities with a value of $304,000 in connection with open swap contracts and forward currency contracts.

G. At September 30, 2016, the cost of investment securities for tax purposes was $1,364,302,000. Net unrealized appreciation of investment securities for tax purposes was $16,847,000, consisting of unrealized gains of $21,641,000 on securities that had risen in value since their purchase and $4,794,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments (unaudited)

As of September 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (62.1%)
U.S. Government Securities (39.1%)
United States Treasury Note/Bond	8.875%	8/15/17	5,650	6,047
United States Treasury Note/Bond	0.875%	10/15/17	3,425	3,431
United States Treasury Note/Bond	1.875%	10/31/17	2,801	2,836
United States Treasury Note/Bond	0.875%	11/15/17	10,276	10,295
United States Treasury Note/Bond	4.250%	11/15/17	975	1,013
United States Treasury Note/Bond	0.625%	11/30/17	3,625	3,622
United States Treasury Note/Bond	0.875%	11/30/17	4,111	4,119
United States Treasury Note/Bond	2.250%	11/30/17	10,000	10,177
United States Treasury Note/Bond	1.000%	12/15/17	4,268	4,283
United States Treasury Note/Bond	0.750%	12/31/17	2,305	2,306
United States Treasury Note/Bond	1.000%	12/31/17	359	360
United States Treasury Note/Bond	0.875%	1/15/18	7,900	7,916
United States Treasury Note/Bond	0.750%	1/31/18	3,000	3,001
United States Treasury Note/Bond	0.875%	1/31/18	9,225	9,244
United States Treasury Note/Bond	2.625%	1/31/18	2,478	2,540
United States Treasury Note/Bond	1.000%	2/15/18	5,203	5,222
United States Treasury Note/Bond	0.750%	2/28/18	3,560	3,561
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,028
United States Treasury Note/Bond	1.000%	3/15/18	6,601	6,627
United States Treasury Note/Bond	0.750%	3/31/18	4,970	4,971
United States Treasury Note/Bond	0.875%	3/31/18	4	4
United States Treasury Note/Bond	2.875%	3/31/18	2,465	2,543
United States Treasury Note/Bond	0.750%	4/15/18	4,671	4,672
United States Treasury Note/Bond	0.625%	4/30/18	4,507	4,499
United States Treasury Note/Bond	1.000%	5/15/18	11,470	11,517
United States Treasury Note/Bond	9.125%	5/15/18	50	57
United States Treasury Note/Bond	0.875%	5/31/18	4,425	4,434
United States Treasury Note/Bond	1.000%	5/31/18	11,211	11,256
United States Treasury Note/Bond	2.375%	5/31/18	1,299	1,333
United States Treasury Note/Bond	1.125%	6/15/18	783	788
United States Treasury Note/Bond	0.625%	6/30/18	493	492
United States Treasury Note/Bond	2.375%	6/30/18	4,429	4,551
United States Treasury Note/Bond	0.875%	7/15/18	4,473	4,481
United States Treasury Note/Bond	0.750%	7/31/18	115	115
United States Treasury Note/Bond	2.250%	7/31/18	2,778	2,853
United States Treasury Note/Bond	1.000%	8/15/18	1,755	1,762
United States Treasury Note/Bond	1.500%	8/31/18	13,725	13,911
United States Treasury Note/Bond	1.000%	9/15/18	4,480	4,498
United States Treasury Note/Bond	0.750%	9/30/18	4,500	4,499
United States Treasury Note/Bond	1.375%	9/30/18	14,903	15,071
United States Treasury Note/Bond	0.875%	10/15/18	2,415	2,419
United States Treasury Note/Bond	1.250%	10/31/18	3,975	4,011
United States Treasury Note/Bond	1.750%	10/31/18	6,700	6,829
United States Treasury Note/Bond	1.250%	11/15/18	3,589	3,622
United States Treasury Note/Bond	1.250%	11/30/18	3,280	3,310
United States Treasury Note/Bond	1.375%	11/30/18	3,030	3,066
United States Treasury Note/Bond	1.250%	12/15/18	7,058	7,124
United States Treasury Note/Bond	1.375%	12/31/18	9,800	9,918
United States Treasury Note/Bond	1.500%	12/31/18	8,950	9,083

United States Treasury Note/Bond	1.125%	1/15/19	3,461	3,484
United States Treasury Note/Bond	1.250%	1/31/19	1,300	1,313
United States Treasury Note/Bond	1.500%	1/31/19	11,025	11,194
United States Treasury Note/Bond	0.750%	2/15/19	14,020	13,991
United States Treasury Note/Bond	2.750%	2/15/19	2,050	2,143
United States Treasury Note/Bond	8.875%	2/15/19	110	131
United States Treasury Note/Bond	1.375%	2/28/19	8,575	8,684
United States Treasury Note/Bond	1.500%	2/28/19	6,500	6,601
United States Treasury Note/Bond	1.000%	3/15/19	10,780	10,820
United States Treasury Note/Bond	1.500%	3/31/19	575	584
United States Treasury Note/Bond	1.625%	3/31/19	5,100	5,197
United States Treasury Note/Bond	0.875%	4/15/19	8,975	8,981
United States Treasury Note/Bond	1.250%	4/30/19	66	67
United States Treasury Note/Bond	1.625%	4/30/19	12,543	12,786
United States Treasury Note/Bond	0.875%	5/15/19	16,139	16,144
United States Treasury Note/Bond	3.125%	5/15/19	5,200	5,504
United States Treasury Note/Bond	1.125%	5/31/19	5,650	5,691
United States Treasury Note/Bond	1.500%	5/31/19	5,100	5,184
United States Treasury Note/Bond	0.875%	6/15/19	6,053	6,054
United States Treasury Note/Bond	1.000%	6/30/19	441	443
United States Treasury Note/Bond	1.625%	6/30/19	3,702	3,777
United States Treasury Note/Bond	0.750%	7/15/19	10,440	10,406
United States Treasury Note/Bond	1.625%	7/31/19	2,487	2,538
United States Treasury Note/Bond	0.750%	8/15/19	8,514	8,482
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,939
United States Treasury Note/Bond	8.125%	8/15/19	64	77
United States Treasury Note/Bond	1.000%	8/31/19	175	175
United States Treasury Note/Bond	1.625%	8/31/19	4,236	4,325
United States Treasury Note/Bond	0.875%	9/15/19	4,300	4,299
United States Treasury Note/Bond	1.000%	9/30/19	2,075	2,081
United States Treasury Note/Bond	1.750%	9/30/19	2,150	2,203
United States Treasury Note/Bond	1.250%	10/31/19	625	631
United States Treasury Note/Bond	1.500%	10/31/19	500	509
United States Treasury Note/Bond	3.375%	11/15/19	10,318	11,090
United States Treasury Note/Bond	1.500%	11/30/19	4,242	4,316
United States Treasury Note/Bond	1.125%	12/31/19	500	503
United States Treasury Note/Bond	1.625%	12/31/19	3,275	3,345
United States Treasury Note/Bond	1.250%	1/31/20	499	503
United States Treasury Note/Bond	1.375%	1/31/20	864	875
United States Treasury Note/Bond	3.625%	2/15/20	19,775	21,502
United States Treasury Note/Bond	8.500%	2/15/20	887	1,109
United States Treasury Note/Bond	1.250%	2/29/20	2,143	2,162
United States Treasury Note/Bond	1.375%	2/29/20	2,094	2,121
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,928
United States Treasury Note/Bond	1.375%	3/31/20	7,070	7,162
United States Treasury Note/Bond	1.125%	4/30/20	16,925	16,994
United States Treasury Note/Bond	1.375%	4/30/20	2,523	2,556
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,823
United States Treasury Note/Bond	1.375%	5/31/20	900	911
United States Treasury Note/Bond	1.500%	5/31/20	4,508	4,585
United States Treasury Note/Bond	1.625%	6/30/20	1,110	1,134
United States Treasury Note/Bond	1.875%	6/30/20	9,825	10,126
United States Treasury Note/Bond	1.625%	7/31/20	5,119	5,230
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,504
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,391
United States Treasury Note/Bond	8.750%	8/15/20	8,425	10,893
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,847

United States Treasury Note/Bond	2.125%	8/31/20	967	1,006
United States Treasury Note/Bond	2.000%	9/30/20	597	618
United States Treasury Note/Bond	1.375%	10/31/20	2,685	2,716
United States Treasury Note/Bond	1.750%	10/31/20	8,461	8,683
United States Treasury Note/Bond	2.625%	11/15/20	4,305	4,570
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,707
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,888
United States Treasury Note/Bond	1.750%	12/31/20	5,856	6,012
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,577
United States Treasury Note/Bond	1.375%	1/31/21	1,933	1,954
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,346
United States Treasury Note/Bond	3.625%	2/15/21	6,833	7,559
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,520
United States Treasury Note/Bond	1.125%	2/28/21	580	580
United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,201
United States Treasury Note/Bond	1.250%	3/31/21	12,340	12,405
United States Treasury Note/Bond	2.250%	3/31/21	9,450	9,908
United States Treasury Note/Bond	1.375%	4/30/21	650	657
United States Treasury Note/Bond	2.250%	4/30/21	5,375	5,639
United States Treasury Note/Bond	3.125%	5/15/21	5,975	6,501
United States Treasury Note/Bond	1.375%	5/31/21	4,340	4,388
United States Treasury Note/Bond	2.000%	5/31/21	9,483	9,843
United States Treasury Note/Bond	1.125%	6/30/21	6,671	6,664
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,508
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,748
United States Treasury Note/Bond	2.125%	8/15/21	3,556	3,714
United States Treasury Note/Bond	1.125%	8/31/21	1,872	1,870
United States Treasury Note/Bond	2.000%	8/31/21	7,250	7,530
United States Treasury Note/Bond	1.125%	9/30/21	9,000	8,989
United States Treasury Note/Bond	2.125%	9/30/21	6,900	7,210
United States Treasury Note/Bond	2.000%	10/31/21	9,670	10,048
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,106
United States Treasury Note/Bond	8.000%	11/15/21	2,570	3,438
United States Treasury Note/Bond	1.875%	11/30/21	5,058	5,225
United States Treasury Note/Bond	2.125%	12/31/21	5,953	6,224
United States Treasury Note/Bond	1.500%	1/31/22	1,850	1,875
United States Treasury Note/Bond	2.000%	2/15/22	235	244
United States Treasury Note/Bond	1.750%	2/28/22	10,104	10,369
United States Treasury Note/Bond	1.750%	3/31/22	10,649	10,925
United States Treasury Note/Bond	1.750%	4/30/22	6,175	6,333
United States Treasury Note/Bond	1.875%	5/31/22	5,650	5,833
United States Treasury Note/Bond	2.125%	6/30/22	1,040	1,088
United States Treasury Note/Bond	2.000%	7/31/22	6,975	7,249
United States Treasury Note/Bond	1.625%	8/15/22	205	209
United States Treasury Note/Bond	7.250%	8/15/22	100	134
United States Treasury Note/Bond	1.875%	8/31/22	4,459	4,602
United States Treasury Note/Bond	1.750%	9/30/22	10,287	10,541
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,728
United States Treasury Note/Bond	1.625%	11/15/22	4,125	4,195
United States Treasury Note/Bond	7.625%	11/15/22	40	55
United States Treasury Note/Bond	2.000%	11/30/22	7,850	8,157
United States Treasury Note/Bond	2.125%	12/31/22	8,629	9,031
United States Treasury Note/Bond	1.750%	1/31/23	5,625	5,759
United States Treasury Note/Bond	2.000%	2/15/23	123	128
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,289
United States Treasury Note/Bond	1.500%	2/28/23	2,070	2,087
United States Treasury Note/Bond	1.500%	3/31/23	9,130	9,198

United States Treasury Note/Bond	1.625%	4/30/23	5,215	5,292
United States Treasury Note/Bond	1.750%	5/15/23	7,170	7,334
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,280
United States Treasury Note/Bond	1.375%	6/30/23	5,050	5,043
United States Treasury Note/Bond	1.250%	7/31/23	6,300	6,235
United States Treasury Note/Bond	2.500%	8/15/23	7,160	7,673
United States Treasury Note/Bond	6.250%	8/15/23	6,565	8,659
United States Treasury Note/Bond	1.375%	8/31/23	7,185	7,165
United States Treasury Note/Bond	1.375%	9/30/23	5,000	4,983
United States Treasury Note/Bond	2.750%	11/15/23	7,111	7,751
United States Treasury Note/Bond	2.750%	2/15/24	9,410	10,272
United States Treasury Note/Bond	2.500%	5/15/24	9,960	10,707
United States Treasury Note/Bond	2.375%	8/15/24	11,564	12,326
United States Treasury Note/Bond	2.250%	11/15/24	10,181	10,754
United States Treasury Note/Bond	7.500%	11/15/24	25	37
United States Treasury Note/Bond	2.000%	2/15/25	3,325	3,444
United States Treasury Note/Bond	2.125%	5/15/25	9,810	10,264
United States Treasury Note/Bond	2.000%	8/15/25	10,781	11,163
United States Treasury Note/Bond	6.875%	8/15/25	1,957	2,831
United States Treasury Note/Bond	2.250%	11/15/25	8,496	8,974
United States Treasury Note/Bond	1.625%	2/15/26	10,542	10,568
United States Treasury Note/Bond	6.000%	2/15/26	4,160	5,770
United States Treasury Note/Bond	1.625%	5/15/26	9,564	9,583
United States Treasury Note/Bond	1.500%	8/15/26	13,399	13,280
United States Treasury Note/Bond	6.750%	8/15/26	630	928
United States Treasury Note/Bond	6.500%	11/15/26	765	1,115
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,576
United States Treasury Note/Bond	6.375%	8/15/27	185	272
United States Treasury Note/Bond	6.125%	11/15/27	346	503
United States Treasury Note/Bond	5.500%	8/15/28	955	1,344
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,988
United States Treasury Note/Bond	6.125%	8/15/29	2,255	3,394
United States Treasury Note/Bond	6.250%	5/15/30	1,350	2,086
United States Treasury Note/Bond	5.375%	2/15/31	1,800	2,629
United States Treasury Note/Bond	4.500%	2/15/36	2,900	4,088
United States Treasury Note/Bond	4.750%	2/15/37	625	909
United States Treasury Note/Bond	4.375%	2/15/38	1,900	2,655
United States Treasury Note/Bond	3.500%	2/15/39	2,695	3,345
United States Treasury Note/Bond	4.250%	5/15/39	3,782	5,196
United States Treasury Note/Bond	4.500%	8/15/39	2,306	3,275
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,937
United States Treasury Note/Bond	4.625%	2/15/40	5,050	7,302
United States Treasury Note/Bond	4.375%	5/15/40	3,735	5,231
United States Treasury Note/Bond	3.875%	8/15/40	3,680	4,812
United States Treasury Note/Bond	4.250%	11/15/40	1,480	2,043
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,851
United States Treasury Note/Bond	4.375%	5/15/41	1,340	1,887
United States Treasury Note/Bond	3.750%	8/15/41	1,250	1,611
United States Treasury Note/Bond	3.125%	11/15/41	3,116	3,637
United States Treasury Note/Bond	3.125%	2/15/42	281	328
United States Treasury Note/Bond	3.000%	5/15/42	3,875	4,430
United States Treasury Note/Bond	2.750%	8/15/42	4,510	4,929
United States Treasury Note/Bond	2.750%	11/15/42	17,546	19,158
United States Treasury Note/Bond	3.125%	2/15/43	5,200	6,077
United States Treasury Note/Bond	2.875%	5/15/43	5,350	5,974
United States Treasury Note/Bond	3.625%	8/15/43	6,980	8,914
United States Treasury Note/Bond	3.750%	11/15/43	4,617	6,027

United States Treasury Note/Bond	3.625%	2/15/44	3,224	4,117
United States Treasury Note/Bond	3.375%	5/15/44	6,129	7,500
United States Treasury Note/Bond	3.125%	8/15/44	8,006	9,373
United States Treasury Note/Bond	3.000%	11/15/44	10,540	12,058
United States Treasury Note/Bond	2.500%	2/15/45	5,860	6,076
United States Treasury Note/Bond	3.000%	5/15/45	5,117	5,852
United States Treasury Note/Bond	2.875%	8/15/45	9,208	10,288
United States Treasury Note/Bond	3.000%	11/15/45	3,799	4,348
United States Treasury Note/Bond	2.500%	2/15/46	8,028	8,328
United States Treasury Note/Bond	2.500%	5/15/46	8,343	8,665
United States Treasury Note/Bond	2.250%	8/15/46	6,150	6,060
				1,224,450
Agency Bonds and Notes (2.3%)
1 AID-Israel	5.500%	12/4/23	50	63
1 AID-Israel	5.500%	4/26/24	475	600
1 AID-Jordan	1.945%	6/23/19	200	205
1 AID-Jordan	2.503%	10/30/20	225	237
1 AID-Jordan	2.578%	6/30/22	200	211
1 AID-Ukraine	1.844%	5/16/19	200	205
1 AID-Ukraine	1.847%	5/29/20	200	204
1 AID-Ukraine	1.471%	9/29/21	175	176
2 Federal Farm Credit Banks	1.125%	12/18/17	250	251
2 Federal Farm Credit Banks	1.110%	2/20/18	125	126
2 Federal Farm Credit Banks	0.750%	4/18/18	250	250
2 Federal Farm Credit Banks	1.100%	6/1/18	100	100
2 Federal Farm Credit Banks	5.150%	11/15/19	500	563
2 Federal Farm Credit Banks	3.500%	12/20/23	75	85
2 Federal Home Loan Banks	0.625%	10/26/17	1,400	1,399
2 Federal Home Loan Banks	5.000%	11/17/17	225	236
2 Federal Home Loan Banks	1.000%	12/19/17	1,000	1,003
2 Federal Home Loan Banks	1.375%	3/9/18	600	605
2 Federal Home Loan Banks	0.875%	3/19/18	885	886
2 Federal Home Loan Banks	1.125%	4/25/18	550	553
2 Federal Home Loan Banks	0.875%	6/29/18	1,175	1,176
2 Federal Home Loan Banks	0.625%	8/7/18	550	548
2 Federal Home Loan Banks	5.375%	8/15/18	150	163
2 Federal Home Loan Banks	0.875%	10/1/18	1,000	1,000
2 Federal Home Loan Banks	1.125%	6/21/19	1,200	1,205
2 Federal Home Loan Banks	0.875%	8/5/19	550	548
2 Federal Home Loan Banks	1.000%	9/26/19	600	600
2 Federal Home Loan Banks	1.875%	3/13/20	75	77
2 Federal Home Loan Banks	4.125%	3/13/20	300	331
2 Federal Home Loan Banks	5.250%	12/11/20	425	495
2 Federal Home Loan Banks	1.375%	2/18/21	450	453
2 Federal Home Loan Banks	5.625%	6/11/21	35	42
2 Federal Home Loan Banks	1.125%	7/14/21	525	521
2 Federal Home Loan Banks	2.125%	3/10/23	970	1,005
2 Federal Home Loan Banks	5.500%	7/15/36	1,400	2,033
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	210
3 Federal Home Loan Mortgage Corp.	1.000%	12/15/17	700	702
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	700	700
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,000	1,001
3 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	500	499
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	587
3 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	1,000	999
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	668
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	600	602

3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,174
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	871	868
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	479	482
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,157
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,300	1,313
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	991
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	842
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	191
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,356
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	759
3 Federal National Mortgage Assn.	0.875%	10/26/17	900	901
3 Federal National Mortgage Assn.	0.875%	12/20/17	1,500	1,503
3 Federal National Mortgage Assn.	0.875%	2/8/18	2,500	2,502
3 Federal National Mortgage Assn.	0.875%	3/28/18	1,000	1,001
3 Federal National Mortgage Assn.	0.875%	5/21/18	510	510
3 Federal National Mortgage Assn.	1.125%	7/20/18	1,500	1,507
3 Federal National Mortgage Assn.	1.875%	9/18/18	1,483	1,512
3 Federal National Mortgage Assn.	1.125%	10/19/18	700	703
3 Federal National Mortgage Assn.	1.625%	11/27/18	1,330	1,350
3 Federal National Mortgage Assn.	1.125%	12/14/18	1,315	1,321
3 Federal National Mortgage Assn.	1.375%	1/28/19	600	606
3 Federal National Mortgage Assn.	1.875%	2/19/19	500	511
3 Federal National Mortgage Assn.	1.000%	2/26/19	550	551
3 Federal National Mortgage Assn.	1.750%	6/20/19	1,000	1,021
3 Federal National Mortgage Assn.	0.875%	8/2/19	1,000	997
3 Federal National Mortgage Assn.	1.000%	8/28/19	1,700	1,699
3 Federal National Mortgage Assn.	1.750%	9/12/19	2,000	2,043
3 Federal National Mortgage Assn.	0.000%	10/9/19	275	265
3 Federal National Mortgage Assn.	1.750%	11/26/19	1,000	1,022
3 Federal National Mortgage Assn.	1.625%	1/21/20	1,000	1,018
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,000	1,014
3 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	1,013
3 Federal National Mortgage Assn.	1.875%	12/28/20	1,000	1,028
3 Federal National Mortgage Assn.	1.375%	2/26/21	550	554
3 Federal National Mortgage Assn.	1.250%	8/17/21	525	523
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	535
3 Federal National Mortgage Assn.	2.125%	4/24/26	575	587
3 Federal National Mortgage Assn.	1.875%	9/24/26	500	498
3 Federal National Mortgage Assn.	6.250%	5/15/29	175	253
3 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,442
3 Federal National Mortgage Assn.	7.250%	5/15/30	300	475
3 Federal National Mortgage Assn.	6.625%	11/15/30	300	457
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	406
2 Financing Corp.	9.650%	11/2/18	225	265
Private Export Funding Corp.	2.250%	12/15/17	125	127
Private Export Funding Corp.	1.875%	7/15/18	100	101
Private Export Funding Corp.	4.375%	3/15/19	200	216
Private Export Funding Corp.	1.450%	8/15/19	125	126
Private Export Funding Corp.	2.250%	3/15/20	150	156
Private Export Funding Corp.	2.300%	9/15/20	50	52
Private Export Funding Corp.	4.300%	12/15/21	100	114
Private Export Funding Corp.	2.800%	5/15/22	125	133
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,098
Private Export Funding Corp.	3.550%	1/15/24	100	111
Private Export Funding Corp.	2.450%	7/15/24	100	104
Private Export Funding Corp.	3.250%	6/15/25	50	55
2 Tennessee Valley Authority	4.500%	4/1/18	175	184

2	Tennessee Valley Authority	1.750%	10/15/18	150	153
2	Tennessee Valley Authority	3.875%	2/15/21	250	278
2	Tennessee Valley Authority	1.875%	8/15/22	175	178
2	Tennessee Valley Authority	2.875%	9/15/24	191	206
2	Tennessee Valley Authority	6.750%	11/1/25	134	187
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,538
2	Tennessee Valley Authority	4.650%	6/15/35	175	225
2	Tennessee Valley Authority	5.880%	4/1/36	250	363
2	Tennessee Valley Authority	5.500%	6/15/38	100	142
2	Tennessee Valley Authority	5.250%	9/15/39	225	311
2	Tennessee Valley Authority	3.500%	12/15/42	200	219
2	Tennessee Valley Authority	4.875%	1/15/48	100	131
2	Tennessee Valley Authority	5.375%	4/1/56	50	72
2	Tennessee Valley Authority	4.625%	9/15/60	180	230
2	Tennessee Valley Authority	4.250%	9/15/65	200	239
					72,898
Conventional Mortgage-Backed Securities (20.4%)
3,4	Fannie Mae Pool	2.000%	8/1/28–8/1/31	1,497	1,523
3,4,5Fannie Mae Pool		2.500%	3/1/27–1/1/43	19,597	20,319
3,4,5Fannie Mae Pool		3.000%	11/1/25–10/1/46	59,992	62,717
3,4,5Fannie Mae Pool		3.500%	6/1/20–10/1/46	71,042	75,242
3,4,5Fannie Mae Pool		4.000%	8/1/18–10/1/46	45,336	48,931
3,4,5Fannie Mae Pool		4.500%	2/1/18–10/1/46	21,661	23,805
3,4	Fannie Mae Pool	5.000%	3/1/17–1/1/44	11,998	13,308
3,4	Fannie Mae Pool	5.500%	11/1/16–4/1/40	9,945	11,215
3,4	Fannie Mae Pool	6.000%	3/1/17–5/1/41	6,587	7,562
3,4	Fannie Mae Pool	6.500%	11/1/16–10/1/39	2,149	2,470
3,4	Fannie Mae Pool	7.000%	6/1/23–11/1/37	580	664
3,4	Fannie Mae Pool	7.500%	11/1/22–2/1/32	54	63
3,4	Fannie Mae Pool	8.000%	8/1/17–11/1/30	40	44
3,4	Fannie Mae Pool	8.500%	7/1/22–4/1/31	12	14
3,4	Fannie Mae Pool	9.000%	7/1/22–12/1/24	2	2
3,4	Fannie Mae Pool	9.500%	12/1/18–2/1/25	2	2
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	693	706
3,4,5Freddie Mac Gold Pool		2.500%	4/1/27–2/1/43	14,048	14,578
3,4,5Freddie Mac Gold Pool		3.000%	10/1/26–10/1/46	41,167	43,029
3,4,5Freddie Mac Gold Pool		3.500%	9/1/25–10/1/46	44,703	47,299
3,4,5Freddie Mac Gold Pool		4.000%	7/1/18–10/1/46	27,496	29,579
3,4	Freddie Mac Gold Pool	4.500%	1/1/18–5/1/46	12,982	14,183
3,4	Freddie Mac Gold Pool	5.000%	10/1/17–10/1/41	7,064	7,794
3,4	Freddie Mac Gold Pool	5.500%	4/1/17–6/1/41	5,542	6,235
3,4	Freddie Mac Gold Pool	6.000%	5/1/17–3/1/39	3,858	4,390
3,4	Freddie Mac Gold Pool	6.500%	6/1/17–4/1/39	1,202	1,379
3,4	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	405	473
3,4	Freddie Mac Gold Pool	7.500%	11/1/19–4/1/28	30	35
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	28	33
3,4	Freddie Mac Gold Pool	8.500%	4/1/23–11/1/30	22	23
3,4	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	5	6
4	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	3,783	3,977
4,5	Ginnie Mae I Pool	3.500%	11/15/25–10/1/46	4,727	5,036
4,5	Ginnie Mae I Pool	4.000%	10/15/24–10/1/46	6,002	6,467
4	Ginnie Mae I Pool	4.500%	8/15/18–3/15/41	6,928	7,687
4,5	Ginnie Mae I Pool	5.000%	1/15/18–10/1/46	4,375	4,904
4	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	2,523	2,869
4	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	1,809	2,083
4	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	509	573
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	123	135

4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	53	58
4	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	35	38
4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	5	5
4	Ginnie Mae I Pool	9.000% 12/15/19–10/15/26		2	2
4	Ginnie Mae I Pool	9.500%	12/15/21	2	2
4	Ginnie Mae II Pool	2.500%	6/20/27–9/20/46	990	1,031
4,5	Ginnie Mae II Pool	3.000%	2/20/27–10/1/46	38,314	40,211
4,5	Ginnie Mae II Pool	3.500%	9/20/25–11/1/46	63,401	67,455
4,5	Ginnie Mae II Pool	4.000%	9/20/25–10/1/46	30,570	32,840
4	Ginnie Mae II Pool	4.500%	2/20/39–1/20/46	13,192	14,295
4	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	6,801	7,434
4	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,871	2,070
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,022	1,167
4	Ginnie Mae II Pool	6.500% 12/20/35–11/20/39		350	404
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	41	47
					638,413
Nonconventional Mortgage-Backed Securities (0.3%)
3,4,6Fannie Mae Pool		1.927%	4/1/37	28	29
3,4	Fannie Mae Pool	2.100%	3/1/43	206	210
3,4	Fannie Mae Pool	2.187%	6/1/43	161	165
3,4	Fannie Mae Pool	2.197%	10/1/42	101	103
3,4,6Fannie Mae Pool		2.210%	12/1/41	82	84
3,4	Fannie Mae Pool	2.212%	9/1/42	138	143
3,4	Fannie Mae Pool	2.265%	7/1/43	216	221
3,4,6Fannie Mae Pool		2.365%	9/1/37	69	74
3,4,6Fannie Mae Pool		2.416%	5/1/42	186	193
3,4	Fannie Mae Pool	2.424%	5/1/43	322	332
3,4	Fannie Mae Pool	2.436%	9/1/43	22	23
3,4,6Fannie Mae Pool		2.437%	12/1/33	16	17
3,4	Fannie Mae Pool	2.445%	10/1/42	126	130
3,4,6Fannie Mae Pool		2.485%	11/1/36	58	62
3,4,6Fannie Mae Pool		2.539%	9/1/34	14	15
3,4,6Fannie Mae Pool		2.553%	2/1/36	17	17
3,4,6Fannie Mae Pool		2.575%	11/1/39	13	14
3,4,6Fannie Mae Pool		2.578%	10/1/39	22	23
3,4,6Fannie Mae Pool		2.581%	12/1/40	67	70
3,4,6Fannie Mae Pool		2.617%	11/1/41	75	79
3,4,6Fannie Mae Pool		2.618%	12/1/41	81	85
3,4,6Fannie Mae Pool		2.623%	12/1/35	58	62
3,4,6Fannie Mae Pool		2.634%	1/1/37	54	58
3,4,6Fannie Mae Pool		2.647%	6/1/37	34	36
3,4,6Fannie Mae Pool		2.662%	10/1/40	74	78
3,4,6Fannie Mae Pool		2.685%	11/1/33–12/1/40	95	101
3,4,6Fannie Mae Pool		2.690%	11/1/40–12/1/40	66	70
3,4,6Fannie Mae Pool		2.710%	1/1/40	36	37
3,4,6Fannie Mae Pool		2.715%	8/1/37	49	52
3,4,6Fannie Mae Pool		2.718%	10/1/40	43	45
3,4,6Fannie Mae Pool		2.728%	9/1/40	58	61
3,4,6Fannie Mae Pool		2.738%	7/1/38	14	15
3,4,6Fannie Mae Pool		2.751%	2/1/41	32	32
3,4	Fannie Mae Pool	2.753%	1/1/42	75	79
3,4	Fannie Mae Pool	2.755%	1/1/42	92	96
3,4	Fannie Mae Pool	2.783%	3/1/42	116	121
3,4,6Fannie Mae Pool		2.794%	1/1/35	74	79
3,4,6Fannie Mae Pool		2.796%	11/1/41	75	80
3,4,6Fannie Mae Pool		2.798%	7/1/42	42	45
3,4,6Fannie Mae Pool		2.808%	5/1/42	30	31

3,4,6Fannie Mae Pool		2.831%	3/1/41	92	96
3,4,6Fannie Mae Pool		2.847%	5/1/40	27	27
3,4,6Fannie Mae Pool		2.857%	8/1/35	115	122
3,4,6Fannie Mae Pool		2.905%	11/1/34	20	21
3,4	Fannie Mae Pool	2.911%	12/1/40	35	37
3,4,6Fannie Mae Pool		2.915%	6/1/36	1	1
3,4,6Fannie Mae Pool		2.927%	3/1/42	71	76
3,4,6Fannie Mae Pool		2.928%	8/1/40	56	59
3,4,6Fannie Mae Pool		2.939%	3/1/41	55	58
3,4,6Fannie Mae Pool		2.945%	7/1/39–9/1/43	163	169
3,4,6Fannie Mae Pool		2.950%	7/1/37	13	14
3,4,6Fannie Mae Pool		2.995%	5/1/41	43	45
3,4,6Fannie Mae Pool		3.003%	7/1/36	12	12
3,4,6Fannie Mae Pool		3.041%	5/1/40	13	14
3,4	Fannie Mae Pool	3.064%	2/1/41	42	44
3,4,6Fannie Mae Pool		3.090%	8/1/39	22	24
3,4	Fannie Mae Pool	3.123%	2/1/41	36	38
3,4,6Fannie Mae Pool		3.162%	5/1/36	4	4
3,4	Fannie Mae Pool	3.355%	8/1/42	116	120
3,4	Fannie Mae Pool	3.577%	4/1/41	69	73
3,4	Fannie Mae Pool	3.583%	6/1/41	20	21
3,4	Fannie Mae Pool	3.587%	7/1/41	141	150
3,4,6Fannie Mae Pool		3.627%	11/1/39	20	21
3,4	Fannie Mae Pool	3.749%	6/1/41	80	85
3,4,6Fannie Mae Pool		3.825%	8/1/39	62	64
3,4,6Fannie Mae Pool		3.832%	9/1/40	101	108
3,4,6Fannie Mae Pool		4.058%	12/1/39	59	62
3,4	Fannie Mae Pool	4.847%	3/1/38	16	17
3,4	Fannie Mae Pool	5.519%	4/1/37	30	31
3,4	Fannie Mae Pool	5.603%	10/1/37	46	48
3,4,6Fannie Mae Pool		5.834%	10/1/37	43	45
3,4	Fannie Mae Pool	5.860%	12/1/37	43	46
3,4,6Freddie Mac Non Gold Pool		1.735%	10/1/37	2	2
3,4,6Freddie Mac Non Gold Pool		2.230%	6/1/37	43	44
3,4	Freddie Mac Non Gold Pool	2.338%	5/1/42	22	22
3,4,6Freddie Mac Non Gold Pool		2.500%	1/1/38	15	16
3,4,6Freddie Mac Non Gold Pool		2.515%	12/1/36	20	21
3,4,6Freddie Mac Non Gold Pool		2.530%	10/1/37	23	24
3,4,6Freddie Mac Non Gold Pool		2.587%	12/1/34	34	36
3,4,6Freddie Mac Non Gold Pool		2.590%	7/1/35	24	26
3,4,6Freddie Mac Non Gold Pool		2.602%	1/1/35	6	6
3,4	Freddie Mac Non Gold Pool	2.608%	2/1/42	56	58
3,4,6Freddie Mac Non Gold Pool		2.620%	12/1/40	56	58
3,4,6Freddie Mac Non Gold Pool		2.633%	11/1/34	40	42
3,4,6Freddie Mac Non Gold Pool		2.652%	12/1/36–2/1/37	63	67
3,4,6Freddie Mac Non Gold Pool		2.664%	3/1/37	6	7
3,4,6Freddie Mac Non Gold Pool		2.668%	12/1/35	32	34
3,4	Freddie Mac Non Gold Pool	2.749%	2/1/42	59	61
3,4,6Freddie Mac Non Gold Pool		2.755%	11/1/40–12/1/40	55	58
3,4,6Freddie Mac Non Gold Pool		2.757%	11/1/40	45	47
3,4	Freddie Mac Non Gold Pool	2.763%	1/1/41	65	68
3,4,6Freddie Mac Non Gold Pool		2.851%	5/1/36	16	17
3,4,6Freddie Mac Non Gold Pool		2.875%	5/1/38	4	5
3,4,6Freddie Mac Non Gold Pool		2.882%	10/1/36	19	20
3,4,6Freddie Mac Non Gold Pool		2.972%	2/1/36	14	14
3,4,6Freddie Mac Non Gold Pool		2.984%	3/1/41	18	19
3,4,6Freddie Mac Non Gold Pool		3.005%	5/1/40	20	21

3,4,6Freddie Mac Non Gold Pool		3.023%	2/1/41	16	17
3,4,6Freddie Mac Non Gold Pool		3.035%	2/1/41	58	61
3,4	Freddie Mac Non Gold Pool	3.068%	1/1/41	14	15
3,4,6Freddie Mac Non Gold Pool		3.075%	5/1/40	14	15
3,4,6Freddie Mac Non Gold Pool		3.130%	6/1/40–6/1/41	57	58
3,4,6Freddie Mac Non Gold Pool		3.131%	6/1/40	43	45
3,4	Freddie Mac Non Gold Pool	3.581%	6/1/40	85	89
3,4	Freddie Mac Non Gold Pool	3.683%	9/1/40	74	78
3,4	Freddie Mac Non Gold Pool	4.623%	9/1/37	21	22
3,4	Freddie Mac Non Gold Pool	5.262%	3/1/38	56	60
3,4	Freddie Mac Non Gold Pool	5.893%	5/1/37	40	42
3,4	Freddie Mac Non Gold Pool	6.151%	12/1/36	12	13
4,6	Ginnie Mae II Pool	2.000%	10/20/38–3/20/43	396	409
4,6	Ginnie Mae II Pool	2.125%	4/20/41–6/20/43	235	241
4,6	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	109	111
4,6	Ginnie Mae II Pool	2.625%	5/20/41	37	38
4,6	Ginnie Mae II Pool	3.000%	7/20/38–11/20/41	314	324
4,6	Ginnie Mae II Pool	3.500%	7/20/41–10/20/41	166	171
4	Ginnie Mae II Pool	4.000%	10/20/41	28	30
					7,651
Total U.S. Government and Agency Obligations (Cost $1,873,351)					1,943,412
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	53	54
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	2	2
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	25	25
4	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	34	34
4	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	25	25
4	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	86	86
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	55	55
4	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	33	33
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	75	75
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	25	25
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	50	50
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	100	100
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	50	50
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	100	100
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	150	151
4	American Express Credit Account Master
	Trust 2014-3	1.490%	4/15/20	175	176
4	American Express Credit Account Master
	Trust 2014-4	1.430%	6/15/20	100	100
4	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	6	6
4	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	25	25
4	AmeriCredit Automobile Receivables Trust
	2014-3	1.150%	6/10/19	38	38
4	AmeriCredit Automobile Receivables Trust
	2015-2	1.270%	1/8/20	75	75
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/8/21	75	75
4	Banc of America Commercial Mortgage Trust
	2006-2	5.854%	5/10/45	12	12
4	Banc of America Commercial Mortgage Trust
	2006-5	5.448%	9/10/47	45	45

4 Banc of America Commercial Mortgage Trust
2008-1	6.436%	2/10/51	359	371
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	50	53
4 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	75	83
Bank of Nova Scotia	2.125%	9/11/19	250	254
Bank of Nova Scotia	1.850%	4/14/20	450	455
Bank of Nova Scotia	1.875%	4/26/21	175	176
4 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	100	101
4 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	125	126
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.910%	6/11/40	150	152
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	204	208
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	235	241
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	533	544
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	59	59
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	190	192
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	543	556
4 BMW Vehicle Lease Trust 2015-1	1.240%	12/20/17	125	125
4 BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	100	100
4 BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	50	50
4 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	60	60
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	75	75
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	18	18
4 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	9	9
4 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	25	25
4 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	50	50
4 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	25	25
4 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	200	201
4 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	50	50
4 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	125	125
4 Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	75	76
4 Capital Auto Receivables Asset Trust 2015-3	1.720%	1/22/19	100	100
4 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	100	101
4 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	75	76
4 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	75	75
4 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	75	76
4 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	50	50
4 Capital One Multi-Asset Execution Trust 2007-
A7	5.750%	7/15/20	225	235
4 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	50	50
4 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	150	151
4 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	250	256
4 Capital One Multi-Asset Execution Trust 2015-
A5	1.600%	5/17/21	100	101
4 Capital One Multi-Asset Execution Trust 2015-
A8	2.050%	8/15/23	150	153

4 Capital One Multi-Asset Execution Trust 2016-
A3	1.340%	4/15/22	170	171
4 Capital One Multi-Asset Execution Trust 2016-
A4	1.330%	6/15/22	200	200
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	25	25
4 CarMax Auto Owner Trust 2013-2	0.840%	11/15/18	32	32
4 CarMax Auto Owner Trust 2013-3	0.970%	4/16/18	9	9
4 CarMax Auto Owner Trust 2013-3	1.490%	1/15/19	40	40
4 CarMax Auto Owner Trust 2013-4	0.800%	7/16/18	5	5
4 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	25	25
4 CarMax Auto Owner Trust 2014-1	0.790%	10/15/18	13	13
4 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	25	25
4 CarMax Auto Owner Trust 2014-2	0.980%	1/15/19	39	39
4 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	54	54
4 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	25	25
4 CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	112	112
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	50	50
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	50	51
4 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	100	101
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	50	51
4 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	100	101
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	50	51
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	100	100
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	50
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	348	358
4 CD 2016-CD1 Mortgage Trust	2.724%	8/10/49	150	153
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	10	10
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	26	28
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	370
4 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	138
4 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	159
4 CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	107
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	150	151
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	319
4 Chase Issuance Trust 2013-A1	1.300%	2/18/20	275	276
4 Chase Issuance Trust 2013-A8	1.010%	10/15/18	225	225
4 Chase Issuance Trust 2014-A1	1.150%	1/15/19	125	125
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	237
4 Chase Issuance Trust 2014-A6	1.260%	7/15/19	300	301
4 Chase Issuance Trust 2014-A7	1.380%	11/15/19	225	226
4 Chase Issuance Trust 2015-A2	1.590%	2/18/20	597	601
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	153
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	325	326
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	225	226
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	201
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	225	225
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	261
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	259
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	106
4 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	425	426
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	210
4 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	500	511
4 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	325	328

4 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	100	100
4 Citigroup Commercial Mortgage Trust 2007-
C6	5.900%	12/10/49	600	611
4 Citigroup Commercial Mortgage Trust 2008-
C7	6.333%	12/10/49	441	453
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	75	79
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	105
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	75	77
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	50	57
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	75	85
4 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	37	38
4 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	25	27
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	25	28
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	25	28
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	50	55
4 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	50	54
4 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	100	109
4 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	175	189
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	225	235
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	100	104
4 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	50	51
4 Citigroup Commercial Mortgage Trust 2015-
GC29	3.192%	4/10/48	175	184
4 Citigroup Commercial Mortgage Trust 2015-
GC29	3.758%	4/10/48	84	86
4 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	100	109
4 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	100	109
4 Citigroup Commercial Mortgage Trust 2016-
C1	3.003%	5/10/49	55	57
4 Citigroup Commercial Mortgage Trust 2016-
C1	3.209%	5/10/49	125	132
4 Citigroup Commercial Mortgage Trust 2016-
GC36	3.616%	2/10/49	225	244
4 Citigroup Commercial Mortgage Trust 2016-
P4	2.902%	7/10/49	75	77
4 COBALT CMBS Commercial Mortgage Trust
2007-C3	5.954%	5/15/46	243	247
4 COMM 2007-C9 Mortgage Trust	6.007%	12/10/49	523	533

4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	62
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	70
4,7 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	78	82
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	131
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	23
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	30	31
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	30	32
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	40	45
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	150	169
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	30	34
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	14	14
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	51
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	53
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	55
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	56
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	28
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	28
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	69
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	53
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	77
4	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	90	102
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	41
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	45
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	109
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	61
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	87	89
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	32
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	63
4	COMM 2014-CCRE15 Mortgage Trust	4.864%	2/10/47	28	32
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	54
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	83
4	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	50	52
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	26
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	55
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	27
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	50	53
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	192
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	54
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	54
4	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	86	90
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	189
4	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	51
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	167
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	104
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	56
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	25
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	23
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	60
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
4	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
4	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	51
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	109
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	135
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	47
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	137
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	125	130
4	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	132

4	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	244
4	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	54
4	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	50	52
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	160
4	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	53
4	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	79
4	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	108
4	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	54
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	137
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	245
4	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	133
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	136
4	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	26
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	133
4	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	53
4	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	165
4	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	133
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	79	79
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.881%	6/15/39	127	127
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	108
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	81
4	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	54
4	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	75	75
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	162
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	80
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	91
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	110
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.256%	8/15/48	50	54
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	54
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	75	82
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	80
4	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	100	103
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	287
4	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	200	200
4	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	300	301
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	280
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	225	226
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	231
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	350	353
3,4 Fannie Mae-Aces 2011-M2		3.764%	4/25/21	150	163
3,4 Fannie Mae-Aces 2011-M4		3.726%	6/25/21	275	299
3,4 Fannie Mae-Aces 2013-M4		2.608%	3/25/22	25	26
3,4 Fannie Mae-Aces 2013-M7		2.280%	12/27/22	100	102
3,4 Fannie Mae-Aces 2013-M12		2.472%	3/25/23	270	278
3,4 Fannie Mae-Aces 2013-M14		2.586%	4/25/23	324	333
3,4 Fannie Mae-Aces 2013-M14		3.329%	10/25/23	350	376
3,4 Fannie Mae-Aces 2014-M1		2.323%	11/25/18	403	410
3,4 Fannie Mae-Aces 2014-M1		3.367%	7/25/23	450	483
3,4 Fannie Mae-Aces 2014-M2		3.513%	12/25/23	346	379
3,4 Fannie Mae-Aces 2014-M3		2.613%	1/25/24	129	134
3,4 Fannie Mae-Aces 2014-M3		3.501%	1/25/24	175	190
3,4 Fannie Mae-Aces 2014-M4		3.346%	3/25/24	175	190
3,4 Fannie Mae-Aces 2014-M6		2.679%	5/25/21	325	338
3,4 Fannie Mae-Aces 2014-M7		3.356%	6/25/24	340	373
3,4 Fannie Mae-Aces 2014-M8		2.346%	6/25/24	42	43

3,4 Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	187
3,4 Fannie Mae-Aces 2014-M9	1.462%	4/25/17	103	103
3,4 Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	214
3,4 Fannie Mae-Aces 2014-M10	2.171%	9/25/19	200	204
3,4 Fannie Mae-Aces 2014-M12	2.614%	10/25/21	350	363
3,4 Fannie Mae-Aces 2014-M13	1.637%	11/25/17	35	35
3,4 Fannie Mae-Aces 2014-M13	2.566%	8/25/24	46	48
3,4 Fannie Mae-Aces 2014-M13	3.021%	8/25/24	125	133
3,4 Fannie Mae-Aces 2015-M1	1.626%	2/25/18	68	68
3,4 Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	308
3,4 Fannie Mae-Aces 2015-M2	2.620%	12/25/24	218	223
3,4 Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	104
3,4 Fannie Mae-Aces 2015-M4	2.509%	7/25/22	150	156
3,4 Fannie Mae-Aces 2015-M7	1.550%	4/25/18	50	50
3,4 Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	206
3,4 Fannie Mae-Aces 2015-M8	2.344%	1/25/25	115	119
3,4 Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	106
3,4 Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	106
3,4 Fannie Mae-Aces 2015-M12	2.884%	5/25/25	225	235
3,4 Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	289
3,4 Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	203
3,4 Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	103
3,4 Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	103
3,4 Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	204
3,4 Fannie Mae-Aces 2016-M7	2.157%	10/25/23	50	51
3,4 Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	77
3,4 FHLMC Multifamily Structured Pass Through
Certificates K005	3.484%	4/25/19	112	115
3,4 FHLMC Multifamily Structured Pass Through
Certificates K006	3.398%	7/25/19	128	131
3,4 FHLMC Multifamily Structured Pass Through
Certificates K007	3.342%	12/25/19	99	100
3,4 FHLMC Multifamily Structured Pass Through
Certificates K009	2.757%	5/25/20	165	167
3,4 FHLMC Multifamily Structured Pass Through
Certificates K010	2.412%	8/25/18	74	76
3,4 FHLMC Multifamily Structured Pass Through
Certificates K010	3.320%	7/25/20	180	183
3,4 FHLMC Multifamily Structured Pass Through
Certificates K011	4.084%	11/25/20	250	273
3,4 FHLMC Multifamily Structured Pass Through
Certificates K014	3.871%	4/25/21	133	145
3,4 FHLMC Multifamily Structured Pass Through
Certificates K017	2.873%	12/25/21	350	367
3,4 FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	150	153
3,4 FHLMC Multifamily Structured Pass Through
Certificates K020	2.373%	5/25/22	350	362
3,4 FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	225	233
3,4 FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	325	337
3,4 FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	325	340
3,4 FHLMC Multifamily Structured Pass Through
Certificates K028	3.111%	2/25/23	475	510

3,4 FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	325	354
3,4 FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	268	276
3,4 FHLMC Multifamily Structured Pass Through
Certificates K030	3.250%	4/25/23	325	354
3,4 FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	340	372
3,4 FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	279	292
3,4 FHLMC Multifamily Structured Pass Through
Certificates K032	3.310%	5/25/23	340	371
3,4 FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	287	299
3,4 FHLMC Multifamily Structured Pass Through
Certificates K033	3.060%	7/25/23	325	349
3,4 FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	288	319
3,4 FHLMC Multifamily Structured Pass Through
Certificates K035	3.458%	8/25/23	400	440
3,4 FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	325	359
3,4 FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	108	112
3,4 FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	400	441
3,4 FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	66	68
3,4 FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	225	247
3,4 FHLMC Multifamily Structured Pass Through
Certificates K040	2.768%	4/25/24	94	98
3,4 FHLMC Multifamily Structured Pass Through
Certificates K040	3.241%	9/25/24	275	300
3,4 FHLMC Multifamily Structured Pass Through
Certificates K041	3.171%	10/25/24	275	300
3,4 FHLMC Multifamily Structured Pass Through
Certificates K042	2.267%	6/25/24	47	48
3,4 FHLMC Multifamily Structured Pass Through
Certificates K043	2.532%	10/25/23	48	49
3,4 FHLMC Multifamily Structured Pass Through
Certificates K043	3.062%	12/25/24	150	162
3,4 FHLMC Multifamily Structured Pass Through
Certificates K045	2.493%	11/25/24	120	126
3,4 FHLMC Multifamily Structured Pass Through
Certificates K045	3.023%	1/25/25	175	189
3,4 FHLMC Multifamily Structured Pass Through
Certificates K046	3.205%	3/25/25	175	191
3,4 FHLMC Multifamily Structured Pass Through
Certificates K047	2.827%	12/25/24	98	103
3,4 FHLMC Multifamily Structured Pass Through
Certificates K047	3.329%	5/25/25	175	192
3,4 FHLMC Multifamily Structured Pass Through
Certificates K048	3.284%	6/25/25	225	247
3,4 FHLMC Multifamily Structured Pass Through
Certificates K049	3.010%	7/25/25	125	134

3,4 FHLMC Multifamily Structured Pass Through
Certificates K050	3.334%	8/25/25	200	221
3,4 FHLMC Multifamily Structured Pass Through
Certificates K052	3.151%	11/25/25	125	136
3,4 FHLMC Multifamily Structured Pass Through
Certificates K053	2.995%	12/25/25	75	81
3,4 FHLMC Multifamily Structured Pass Through
Certificates K054	2.745%	1/25/26	200	211
3,4 FHLMC Multifamily Structured Pass Through
Certificates K056	2.525%	5/25/26	150	155
3,4 FHLMC Multifamily Structured Pass Through
Certificates K152	3.080%	1/25/31	100	109
3,4 FHLMC Multifamily Structured Pass Through
Certificates K503	1.384%	1/25/19	136	136
3,4 FHLMC Multifamily Structured Pass Through
Certificates K503	2.456%	8/25/19	325	332
3,4 FHLMC Multifamily Structured Pass Through
Certificates K504	2.566%	9/25/20	100	103
3,4 FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	536	546
3,4 FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	100	102
3,4 FHLMC Multifamily Structured Pass Through
Certificates K707	2.220%	12/25/18	150	153
3,4 FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	25	25
3,4 FHLMC Multifamily Structured Pass Through
Certificates K711	1.321%	12/25/18	158	158
3,4 FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	425	427
3,4 FHLMC Multifamily Structured Pass Through
Certificates K712	1.869%	11/25/19	200	202
3,4 FHLMC Multifamily Structured Pass Through
Certificates K713	2.313%	3/25/20	525	539
3,4 FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	400	421
3,4 FHLMC Multifamily Structured Pass Through
Certificates K716	3.130%	6/25/21	370	395
3,4 FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	8/25/47	60	61
3,4 FHLMC Multifamily Structured Pass Through
Certificates K717	2.991%	9/25/21	225	239
3,4 FHLMC Multifamily Structured Pass Through
Certificates K718	2.375%	9/25/21	212	218
3,4 FHLMC Multifamily Structured Pass Through
Certificates K718	2.791%	1/25/22	225	237
3,4 FHLMC Multifamily Structured Pass Through
Certificates KW01	2.853%	1/25/26	200	212
3,4 FHLMC Multifamily Structures Pass Through
Certificates K715	2.856%	1/25/21	125	131
3,4 FHLMC Multifamily Structures Pass Through
Certificates K720	2.716%	6/25/22	150	157
4	Fifth Third Auto Trust 2014-1	0.680%	4/16/18	11	11
4	Fifth Third Auto Trust 2014-1	1.140%	10/15/20	50	50
4	Fifth Third Auto Trust 2014-2	0.890%	11/15/18	24	24
4	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	100	100
4	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	100	100

4 Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	50	50
4 Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	75	75
4 Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	75	75
4 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	17	17
4 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	25	25
4 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	46	46
4 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	50	50
4 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	25	25
4 Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	75	75
4 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	50	50
4 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	50	50
4 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	50	51
4 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	100	100
4 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	225	225
4 Ford Credit Floorplan Master Owner Trust A
Series 2016-1	1.760%	2/15/21	225	227
4 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	149
4 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	243	244
4 GM Financial Automobile Leasing Trust 2015-
2	1.680%	12/20/18	100	101
4 GM Financial Automobile Leasing Trust 2015-
2	1.850%	7/22/19	50	50
4 GM Financial Automobile Leasing Trust 2015-
3	1.690%	3/20/19	50	50
4 GM Financial Automobile Leasing Trust 2015-
3	1.810%	11/20/19	50	50
4 GM Financial Automobile Leasing Trust 2016-
1	1.790%	3/20/20	100	100
4 GM Financial Automobile Leasing Trust 2016-
2	1.620%	9/20/19	100	101
4 GM Financial Automobile Leasing Trust 2016-
3	1.610%	12/20/19	75	75
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	86
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	300	322
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	187
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	130
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	96
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	37
4 GS Mortgage Securities Trust 2013-GC13	4.168%	7/10/46	20	22
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	95
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	41
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	46
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	32
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	169
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	50	54
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	55
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	138
4 GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	25	28
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	50	52
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	80
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	245
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	53
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	54

4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	160
4 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	100	103
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	160
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	134
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	55
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	133
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	107
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	79
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	206
4 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	4	4
4 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	50	50
4 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	18	18
4 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	36	36
4 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	21	21
4 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	56	56
4 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	50	50
4 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	95	95
4 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	75	75
4 Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	75	75
4 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	50	50
4 Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	100	100
4 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	50	50
4 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	125	125
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	125	125
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	5	5
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	41	41
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	30	30
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	60	60
4 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	16	16
4 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	47	47
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	50	50
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	50	50
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	50	50
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	75	75
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	75
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.116%	4/17/45	6	6
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	464	475
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.088%	2/12/51	75	78
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.940%	6/15/49	282	286
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	225	242
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	156
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	188
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	55
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	41
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	100	112
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	217

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	52
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	250	257
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	42
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.160%	7/15/45	26	28
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	43
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	112
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	34
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	68	70
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	11
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	73
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	39
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	142
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	28
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	30	34
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	106
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	55
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	32
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	27
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	191
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	50	54
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	94
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	55
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	54
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	81
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	218

4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	55
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	125	130
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	188
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	103
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	115
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	62
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	125	129
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	132
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	100	104
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	61
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	108
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	135
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	110
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	55
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	57
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	63
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	134
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	135
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	90
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	80
4 JPMCC Commercial Mortgage Securities
Trust 2015-JP1	3.914%	1/15/49	75	83
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	75	79
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	50	53
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	50	50
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	252	253
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	160	161
4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	505	522
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.287%	4/15/41	157	164

4 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	175	175
4 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	50	50
4 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	50	50
4 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	21	21
4 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	27	27
4 Mercedes-Benz Auto Receivables Trust 2015-
1	1.340%	12/16/19	50	50
4 Mercedes-Benz Auto Receivables Trust 2015-
1	1.750%	12/15/21	25	25
4 Merrill Lynch Mortgage Trust 2007-C1	6.008%	6/12/50	724	740
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	345	355
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	15	15
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	280	281
4 ML-CFC Commercial Mortgage Trust 2007-7	5.810%	6/12/50	129	132
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	109	112
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	106
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.360%	8/15/46	40	45
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.560%	8/15/46	20	22
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	113
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	71
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	15
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	105
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	57	56
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	100	103
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	110	117
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	112
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.802%	2/15/47	100	110
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	25	27
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	111
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.482%	6/15/47	50	56
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	100	104

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.593%	10/15/47	50	55
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	125	130
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	75	81
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	200	212
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	75	80
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	75	78
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	125	137
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	125	134
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	75	82
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	75	80
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	75	81
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	50	54
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	75	82
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	100	106
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	225	244
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30	2.860%	9/15/49	200	205
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	8	8
4 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	50	50
4 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	420	423
4 Morgan Stanley Capital I Trust 2007-IQ15	6.103%	6/11/49	189	193
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	478	491
4 Morgan Stanley Capital I Trust 2007-IQ16	6.255%	12/12/49	125	129
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	101
4 Morgan Stanley Capital I Trust 2007-TOP27	5.818%	6/11/42	150	154
4 Morgan Stanley Capital I Trust 2007-TOP27	5.818%	6/11/42	286	293
4 Morgan Stanley Capital I Trust 2008-TOP29	6.477%	1/11/43	384	399
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	372
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	80
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	83
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	204
7 National Australia Bank Ltd.	2.250%	3/16/21	300	306

4 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	41	41
4 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	100	100
4 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	50	50
4 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	100	100
4 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	119	119
4 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	2	2
4 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	40	40
4 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	12	12
4 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	25	25
4 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	17	17
4 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	75	75
4 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	41	41
4 Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	100	100
4 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	75	75
4 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	50	51
4 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	50	50
4 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	75	76
4 Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	100	100
4 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	75	75
4 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	100	100
Royal Bank of Canada	2.200%	9/23/19	225	230
4 Royal Bank of Canada	2.000%	10/1/19	400	405
Royal Bank of Canada	2.100%	10/14/20	800	814
4 Royal Bank of Canada	1.875%	2/5/21	400	404
Royal Bank of Canada	2.300%	3/22/21	175	180
4 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	100	100
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	98	100
4 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	150	150
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.482%	8/15/39	18	18
7 Toronto-Dominion Bank	2.250%	3/15/21	550	561
4 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	11	11
4 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	25	25
4 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	21	21
4 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	25	25
4 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	175	175
4 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	125	126
4 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	100	100
4 Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	75	76
4 Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	50	50
4 Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	75	75
4 Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	75	75
4 Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	50	50
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	110
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	165	175
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	26
4 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	25	25
4 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	42	42

4 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	50	50
4 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	127	127
4 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	75	75
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.285%	6/15/45	34	34
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C30	5.342%	12/15/43	150	151
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C33	6.158%	2/15/51	113	114
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	73
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	50	52
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	82
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	100	104
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	79
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	134
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	81
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	131
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	79
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	53
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	275	290
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	189
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	34
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	133
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	190
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	30
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	225	238
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	52
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	54
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	83
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	83
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	50	51

4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	50	52
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	50	53
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	108
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	55
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	12/15/47	100	110
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	150	153
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	62
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	135
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	54
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	75	78
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	100	103
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	162	168
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	187
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	134
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	109
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	79
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	146
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	99
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	41
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	19
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	80
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	16
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	160
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	79
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	22
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	112
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	22
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	50	51
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	33
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	34
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	57

4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	28
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	28
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	28
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	14	14
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	56
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	28
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	28
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	82
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	165
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	76	82
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	55
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	65	69
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	70
4 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	25	25
4 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	60	64
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	156
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	67
4 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	10	10
4 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	25	25
4 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	24	24
4 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	50	50
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	63	63

4 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	50	50
4 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	50	51
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	47	47
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	25	25
4 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $86,479)				89,208
Corporate Bonds (28.5%)
Finance (8.8%)
Banking (6.2%)
American Express Co.	7.000%	3/19/18	650	701
American Express Co.	3.625%	12/5/24	150	157
American Express Co.	4.050%	12/3/42	67	71
American Express Credit Corp.	2.250%	8/15/19	1,000	1,020
American Express Credit Corp.	2.375%	5/26/20	300	306
American Express Credit Corp.	2.600%	9/14/20	300	307
American Express Credit Corp.	2.250%	5/5/21	300	305
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	240	240
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	300	303
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	425	424
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	300	310
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	325	330
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	274
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	258
Bank of America Corp.	5.420%	3/15/17	125	127
Bank of America Corp.	6.000%	9/1/17	1	1
Bank of America Corp.	5.750%	12/1/17	285	298
Bank of America Corp.	2.000%	1/11/18	475	477
Bank of America Corp.	6.875%	4/25/18	1,875	2,022
Bank of America Corp.	5.650%	5/1/18	900	955
Bank of America Corp.	6.500%	7/15/18	75	81
Bank of America Corp.	2.600%	1/15/19	1,100	1,120
Bank of America Corp.	2.650%	4/1/19	400	408
Bank of America Corp.	7.625%	6/1/19	300	344
Bank of America Corp.	2.250%	4/21/20	500	503
Bank of America Corp.	5.625%	7/1/20	350	393
Bank of America Corp.	2.625%	10/19/20	625	638
Bank of America Corp.	2.625%	4/19/21	950	963
Bank of America Corp.	5.700%	1/24/22	125	145
Bank of America Corp.	3.300%	1/11/23	650	674
Bank of America Corp.	4.100%	7/24/23	300	325
Bank of America Corp.	4.125%	1/22/24	325	353
Bank of America Corp.	4.000%	4/1/24	725	781
Bank of America Corp.	4.200%	8/26/24	475	502
Bank of America Corp.	4.000%	1/22/25	455	471
Bank of America Corp.	3.950%	4/21/25	500	518
Bank of America Corp.	3.875%	8/1/25	800	855
Bank of America Corp.	4.450%	3/3/26	200	215
Bank of America Corp.	3.500%	4/19/26	125	130
Bank of America Corp.	4.250%	10/22/26	350	370
Bank of America Corp.	6.110%	1/29/37	435	531
Bank of America Corp.	7.750%	5/14/38	240	348
Bank of America Corp.	5.875%	2/7/42	225	294
Bank of America Corp.	5.000%	1/21/44	600	705
Bank of America Corp.	4.875%	4/1/44	300	349

Bank of America Corp.	4.750%	4/21/45	100	107
Bank of America NA	1.750%	6/5/18	300	302
Bank of America NA	2.050%	12/7/18	250	253
Bank of America NA	6.000%	10/15/36	250	322
Bank of Montreal	1.400%	4/10/18	250	250
Bank of Montreal	1.800%	7/31/18	250	252
Bank of Montreal	1.350%	8/28/18	100	100
Bank of Montreal	2.375%	1/25/19	150	153
Bank of Montreal	1.500%	7/18/19	400	400
Bank of Montreal	1.900%	8/27/21	325	324
Bank of Montreal	2.550%	11/6/22	150	154
Bank of New York Mellon Corp.	1.300%	1/25/18	125	125
Bank of New York Mellon Corp.	2.100%	1/15/19	250	254
Bank of New York Mellon Corp.	2.200%	5/15/19	275	280
Bank of New York Mellon Corp.	5.450%	5/15/19	200	220
Bank of New York Mellon Corp.	2.300%	9/11/19	500	512
Bank of New York Mellon Corp.	2.600%	8/17/20	175	181
Bank of New York Mellon Corp.	2.450%	11/27/20	150	154
Bank of New York Mellon Corp.	2.050%	5/3/21	250	251
Bank of New York Mellon Corp.	3.550%	9/23/21	300	322
Bank of New York Mellon Corp.	2.200%	8/16/23	225	224
Bank of New York Mellon Corp.	3.250%	9/11/24	150	159
Bank of New York Mellon Corp.	3.000%	2/24/25	250	261
Bank of New York Mellon Corp.	2.800%	5/4/26	200	205
Bank of New York Mellon Corp.	2.450%	8/17/26	125	124
Bank of Nova Scotia	1.375%	12/18/17	100	100
Bank of Nova Scotia	1.700%	6/11/18	200	201
Bank of Nova Scotia	2.050%	10/30/18	450	459
Bank of Nova Scotia	1.950%	1/15/19	175	177
Bank of Nova Scotia	2.350%	10/21/20	1,000	1,022
Bank of Nova Scotia	2.450%	3/22/21	200	205
Bank of Nova Scotia	2.800%	7/21/21	450	469
Bank of Nova Scotia	4.500%	12/16/25	600	641
Barclays plc	2.000%	3/16/18	250	250
Barclays plc	2.750%	11/8/19	100	101
Barclays plc	2.875%	6/8/20	250	252
Barclays plc	3.250%	1/12/21	300	305
Barclays plc	3.200%	8/10/21	200	201
Barclays plc	4.375%	9/11/24	200	203
Barclays plc	3.650%	3/16/25	350	346
Barclays plc	4.375%	1/12/26	300	311
Barclays plc	5.200%	5/12/26	225	232
Barclays plc	5.250%	8/17/45	250	282
BB&T Corp.	2.150%	3/22/17	175	176
BB&T Corp.	1.450%	1/12/18	250	251
BB&T Corp.	6.850%	4/30/19	400	453
BB&T Corp.	5.250%	11/1/19	100	110
BB&T Corp.	2.450%	1/15/20	130	133
BB&T Corp.	2.050%	5/10/21	225	227
Bear Stearns Cos. LLC	5.550%	1/22/17	150	152
Bear Stearns Cos. LLC	6.400%	10/2/17	400	419
Bear Stearns Cos. LLC	7.250%	2/1/18	525	564
BNP Paribas SA	2.700%	8/20/18	275	280
BNP Paribas SA	2.400%	12/12/18	225	229
BNP Paribas SA	2.450%	3/17/19	75	76
BNP Paribas SA	2.375%	5/21/20	375	381
BNP Paribas SA	5.000%	1/15/21	475	532

BPCE SA	2.500%	12/10/18	175	178
BPCE SA	2.500%	7/15/19	250	255
BPCE SA	2.250%	1/27/20	125	127
BPCE SA	2.650%	2/3/21	275	284
BPCE SA	4.000%	4/15/24	325	357
Branch Banking & Trust Co.	1.350%	10/1/17	100	100
Branch Banking & Trust Co.	1.450%	5/10/19	175	175
Branch Banking & Trust Co.	3.625%	9/16/25	500	534
Canadian Imperial Bank of Commerce	1.600%	9/6/19	175	175
Capital One Bank USA NA	1.150%	11/21/16	300	300
Capital One Bank USA NA	2.150%	11/21/18	100	101
Capital One Bank USA NA	2.300%	6/5/19	400	404
Capital One Bank USA NA	8.800%	7/15/19	350	410
Capital One Bank USA NA	3.375%	2/15/23	235	241
Capital One Financial Corp.	2.450%	4/24/19	200	204
Capital One Financial Corp.	4.750%	7/15/21	50	55
Capital One Financial Corp.	3.500%	6/15/23	27	28
Capital One Financial Corp.	3.750%	4/24/24	175	186
Capital One Financial Corp.	4.200%	10/29/25	175	183
Capital One Financial Corp.	3.750%	7/28/26	500	502
Capital One NA	1.650%	2/5/18	400	400
Capital One NA	2.400%	9/5/19	100	101
Capital One NA	1.850%	9/13/19	225	225
Capital One NA	2.250%	9/13/21	175	175
4,7 Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	584
Citigroup Inc.	6.125%	11/21/17	330	347
Citigroup Inc.	1.800%	2/5/18	225	226
Citigroup Inc.	6.125%	5/15/18	314	336
Citigroup Inc.	2.150%	7/30/18	400	403
Citigroup Inc.	2.500%	9/26/18	675	685
Citigroup Inc.	2.050%	12/7/18	500	504
Citigroup Inc.	2.550%	4/8/19	800	816
Citigroup Inc.	2.050%	6/7/19	175	176
Citigroup Inc.	2.400%	2/18/20	325	329
Citigroup Inc.	5.375%	8/9/20	50	56
Citigroup Inc.	2.700%	3/30/21	675	690
Citigroup Inc.	2.350%	8/2/21	350	351
Citigroup Inc.	4.500%	1/14/22	400	441
Citigroup Inc.	3.375%	3/1/23	150	156
Citigroup Inc.	3.500%	5/15/23	550	566
Citigroup Inc.	3.875%	10/25/23	350	375
Citigroup Inc.	4.000%	8/5/24	200	210
Citigroup Inc.	3.875%	3/26/25	350	361
Citigroup Inc.	3.300%	4/27/25	250	257
Citigroup Inc.	4.400%	6/10/25	1,400	1,482
Citigroup Inc.	5.500%	9/13/25	75	85
Citigroup Inc.	4.600%	3/9/26	275	295
Citigroup Inc.	4.300%	11/20/26	75	78
Citigroup Inc.	4.450%	9/29/27	1,000	1,043
Citigroup Inc.	4.125%	7/25/28	250	255
Citigroup Inc.	6.625%	6/15/32	100	123
Citigroup Inc.	6.125%	8/25/36	75	90
Citigroup Inc.	8.125%	7/15/39	562	887
Citigroup Inc.	5.875%	1/30/42	100	128
Citigroup Inc.	5.300%	5/6/44	375	421
Citigroup Inc.	4.650%	7/30/45	200	226
Citizens Bank NA	1.600%	12/4/17	100	100

Citizens Bank NA	2.300%	12/3/18	125	126
Citizens Bank NA	2.450%	12/4/19	100	101
Citizens Bank NA	2.550%	5/13/21	200	203
Citizens Financial Group Inc.	4.300%	12/3/25	125	132
Comerica Bank	4.000%	7/27/25	50	52
Commonwealth Bank of Australia	1.400%	9/8/17	100	100
Commonwealth Bank of Australia	1.900%	9/18/17	250	251
Commonwealth Bank of Australia	1.625%	3/12/18	750	752
Commonwealth Bank of Australia	1.750%	11/2/18	175	176
Commonwealth Bank of Australia	2.050%	3/15/19	125	126
Commonwealth Bank of Australia	2.300%	9/6/19	100	102
Commonwealth Bank of Australia	2.400%	11/2/20	350	358
Commonwealth Bank of Australia	2.550%	3/15/21	175	180
7 Commonwealth Bank of Australia	4.500%	12/9/25	200	214
Compass Bank	1.850%	9/29/17	100	100
Compass Bank	6.400%	10/1/17	75	78
Compass Bank	2.750%	9/29/19	100	100
Cooperatieve Rabobank UA	1.700%	3/19/18	325	327
Cooperatieve Rabobank UA	2.250%	1/14/19	500	508
Cooperatieve Rabobank UA	2.250%	1/14/20	750	763
Cooperatieve Rabobank UA	4.500%	1/11/21	150	166
Cooperatieve Rabobank UA	2.500%	1/19/21	600	616
Cooperatieve Rabobank UA	3.875%	2/8/22	525	575
Cooperatieve Rabobank UA	3.950%	11/9/22	125	131
Cooperatieve Rabobank UA	4.625%	12/1/23	175	189
Cooperatieve Rabobank UA	3.375%	5/21/25	275	292
Cooperatieve Rabobank UA	4.375%	8/4/25	600	632
Cooperatieve Rabobank UA	3.750%	7/21/26	225	226
Cooperatieve Rabobank UA	5.250%	5/24/41	100	125
Cooperatieve Rabobank UA	5.750%	12/1/43	250	303
Cooperatieve Rabobank UA	5.250%	8/4/45	100	115
Credit Suisse AG	1.375%	5/26/17	450	449
Credit Suisse AG	6.000%	2/15/18	100	105
Credit Suisse AG	1.700%	4/27/18	350	350
Credit Suisse AG	2.300%	5/28/19	400	405
Credit Suisse AG	5.300%	8/13/19	175	192
Credit Suisse AG	5.400%	1/14/20	325	353
Credit Suisse AG	3.000%	10/29/21	600	616
Credit Suisse AG	3.625%	9/9/24	650	678
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	250	251
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	253
7 Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	275	281
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	300	307
7 Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	400	405
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	249
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	403
Deutsche Bank AG	1.875%	2/13/18	250	246
Deutsche Bank AG	2.500%	2/13/19	125	121
Deutsche Bank AG	2.850%	5/10/19	200	195
Deutsche Bank AG	2.950%	8/20/20	100	96
Deutsche Bank AG	3.125%	1/13/21	100	97
Deutsche Bank AG	3.375%	5/12/21	175	170
Deutsche Bank AG	3.700%	5/30/24	225	216
Deutsche Bank AG	4.100%	1/13/26	100	97
Discover Bank	3.200%	8/9/21	100	103
Discover Bank	4.200%	8/8/23	300	323
Discover Bank	3.450%	7/27/26	100	100

Discover Financial Services	3.850%	11/21/22	200	207
Discover Financial Services	3.950%	11/6/24	375	383
Discover Financial Services	3.750%	3/4/25	100	101
Fifth Third Bancorp	3.500%	3/15/22	125	132
Fifth Third Bancorp	4.300%	1/16/24	275	295
Fifth Third Bancorp	8.250%	3/1/38	225	334
Fifth Third Bank	2.150%	8/20/18	575	582
Fifth Third Bank	2.300%	3/15/19	250	254
Fifth Third Bank	1.625%	9/27/19	125	125
Fifth Third Bank	2.250%	6/14/21	300	305
Fifth Third Bank	3.850%	3/15/26	200	213
First Horizon National Corp.	3.500%	12/15/20	100	102
First Niagara Financial Group Inc.	6.750%	3/19/20	50	58
First Republic Bank	4.375%	8/1/46	75	75
FirstMerit Bank NA	4.270%	11/25/26	150	156
FirstMerit Corp.	4.350%	2/4/23	50	52
Goldman Sachs Capital I	6.345%	2/15/34	225	274
Goldman Sachs Group Inc.	5.950%	1/18/18	825	870
Goldman Sachs Group Inc.	2.375%	1/22/18	450	455
Goldman Sachs Group Inc.	6.150%	4/1/18	200	213
Goldman Sachs Group Inc.	2.900%	7/19/18	575	588
Goldman Sachs Group Inc.	2.625%	1/31/19	450	459
Goldman Sachs Group Inc.	7.500%	2/15/19	75	85
Goldman Sachs Group Inc.	2.550%	10/23/19	1,200	1,226
Goldman Sachs Group Inc.	5.375%	3/15/20	475	526
Goldman Sachs Group Inc.	2.600%	4/23/20	775	788
Goldman Sachs Group Inc.	6.000%	6/15/20	480	546
Goldman Sachs Group Inc.	2.750%	9/15/20	275	282
Goldman Sachs Group Inc.	2.875%	2/25/21	500	513
Goldman Sachs Group Inc.	2.625%	4/25/21	200	203
Goldman Sachs Group Inc.	5.250%	7/27/21	475	537
Goldman Sachs Group Inc.	2.350%	11/15/21	500	499
Goldman Sachs Group Inc.	5.750%	1/24/22	1,175	1,362
Goldman Sachs Group Inc.	3.625%	1/22/23	375	396
Goldman Sachs Group Inc.	4.000%	3/3/24	525	564
Goldman Sachs Group Inc.	3.850%	7/8/24	175	186
Goldman Sachs Group Inc.	3.500%	1/23/25	450	466
Goldman Sachs Group Inc.	4.250%	10/21/25	200	210
Goldman Sachs Group Inc.	3.750%	2/25/26	200	210
Goldman Sachs Group Inc.	5.950%	1/15/27	400	474
Goldman Sachs Group Inc.	6.125%	2/15/33	125	158
Goldman Sachs Group Inc.	6.450%	5/1/36	225	279
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,245
Goldman Sachs Group Inc.	6.250%	2/1/41	675	885
Goldman Sachs Group Inc.	4.800%	7/8/44	250	282
Goldman Sachs Group Inc.	5.150%	5/22/45	850	930
Goldman Sachs Group Inc.	4.750%	10/21/45	200	225
HSBC Bank USA NA	4.875%	8/24/20	250	271
HSBC Bank USA NA	5.625%	8/15/35	250	295
HSBC Bank USA NA	7.000%	1/15/39	250	339
HSBC Holdings plc	3.400%	3/8/21	375	388
HSBC Holdings plc	5.100%	4/5/21	625	691
HSBC Holdings plc	2.950%	5/25/21	600	609
HSBC Holdings plc	2.650%	1/5/22	500	498
HSBC Holdings plc	4.875%	1/14/22	225	249
HSBC Holdings plc	4.000%	3/30/22	225	240
HSBC Holdings plc	3.600%	5/25/23	200	207

HSBC Holdings plc	4.250%	3/14/24	250	258
HSBC Holdings plc	4.250%	8/18/25	150	154
HSBC Holdings plc	4.300%	3/8/26	1,100	1,179
HSBC Holdings plc	3.900%	5/25/26	450	468
HSBC Holdings plc	7.625%	5/17/32	100	136
HSBC Holdings plc	7.350%	11/27/32	100	135
HSBC Holdings plc	6.500%	5/2/36	500	634
HSBC Holdings plc	6.500%	9/15/37	550	705
HSBC Holdings plc	6.800%	6/1/38	200	265
HSBC Holdings plc	5.250%	3/14/44	250	283
HSBC USA Inc.	1.625%	1/16/18	480	480
HSBC USA Inc.	2.000%	8/7/18	300	302
HSBC USA Inc.	2.625%	9/24/18	50	51
HSBC USA Inc.	2.375%	11/13/19	400	404
HSBC USA Inc.	2.350%	3/5/20	275	277
HSBC USA Inc.	2.750%	8/7/20	150	152
HSBC USA Inc.	5.000%	9/27/20	300	324
HSBC USA Inc.	3.500%	6/23/24	100	104
Huntington Bancshares Inc.	7.000%	12/15/20	25	29
Huntington Bancshares Inc.	2.600%	8/2/18	50	51
Huntington Bancshares Inc.	3.150%	3/14/21	175	180
Huntington Bancshares Inc.	2.300%	1/14/22	200	199
Huntington National Bank	1.375%	4/24/17	200	200
Huntington National Bank	2.000%	6/30/18	250	252
Huntington National Bank	2.200%	11/6/18	175	177
Huntington National Bank	2.400%	4/1/20	150	152
Intesa Sanpaolo SPA	3.875%	1/16/18	200	204
Intesa Sanpaolo SPA	3.875%	1/15/19	185	190
Intesa Sanpaolo SPA	5.250%	1/12/24	225	243
JPMorgan Chase & Co.	6.000%	1/15/18	1,075	1,136
JPMorgan Chase & Co.	1.800%	1/25/18	300	301
JPMorgan Chase & Co.	1.700%	3/1/18	450	451
JPMorgan Chase & Co.	1.625%	5/15/18	775	777
JPMorgan Chase & Co.	2.350%	1/28/19	175	178
JPMorgan Chase & Co.	6.300%	4/23/19	775	862
JPMorgan Chase & Co.	2.200%	10/22/19	250	254
JPMorgan Chase & Co.	2.250%	1/23/20	1,276	1,291
JPMorgan Chase & Co.	2.750%	6/23/20	1,015	1,045
JPMorgan Chase & Co.	4.400%	7/22/20	475	516
JPMorgan Chase & Co.	4.250%	10/15/20	250	271
JPMorgan Chase & Co.	2.550%	3/1/21	350	356
JPMorgan Chase & Co.	4.625%	5/10/21	250	276
JPMorgan Chase & Co.	2.400%	6/7/21	275	278
JPMorgan Chase & Co.	2.295%	8/15/21	250	250
JPMorgan Chase & Co.	4.350%	8/15/21	205	225
JPMorgan Chase & Co.	4.500%	1/24/22	25	28
JPMorgan Chase & Co.	3.250%	9/23/22	750	787
JPMorgan Chase & Co.	3.200%	1/25/23	750	782
JPMorgan Chase & Co.	3.375%	5/1/23	300	307
JPMorgan Chase & Co.	2.700%	5/18/23	250	253
JPMorgan Chase & Co.	3.875%	9/10/24	500	526
JPMorgan Chase & Co.	3.125%	1/23/25	400	407
JPMorgan Chase & Co.	3.900%	7/15/25	300	324
JPMorgan Chase & Co.	3.300%	4/1/26	635	656
JPMorgan Chase & Co.	3.200%	6/15/26	300	308
JPMorgan Chase & Co.	2.950%	10/1/26	525	524
JPMorgan Chase & Co.	4.125%	12/15/26	450	480

JPMorgan Chase & Co.	6.400%	5/15/38	950	1,317
JPMorgan Chase & Co.	5.500%	10/15/40	550	700
JPMorgan Chase & Co.	5.600%	7/15/41	450	578
JPMorgan Chase & Co.	5.400%	1/6/42	150	188
JPMorgan Chase & Co.	5.625%	8/16/43	300	363
JPMorgan Chase & Co.	4.950%	6/1/45	100	111
JPMorgan Chase Bank NA	6.000%	10/1/17	1,075	1,121
JPMorgan Chase Bank NA	1.450%	9/21/18	125	125
JPMorgan Chase Bank NA	1.650%	9/23/19	300	301
KeyBank NA	1.650%	2/1/18	75	75
KeyBank NA	1.700%	6/1/18	250	251
KeyBank NA	2.500%	12/15/19	100	103
KeyBank NA	2.250%	3/16/20	500	508
KeyBank NA	3.300%	6/1/25	125	131
KeyCorp	2.300%	12/13/18	125	127
KeyCorp	5.100%	3/24/21	25	28
Lloyds Bank plc	1.750%	3/16/18	75	75
Lloyds Bank plc	1.750%	5/14/18	100	100
Lloyds Bank plc	2.300%	11/27/18	225	228
Lloyds Bank plc	2.050%	1/22/19	400	401
Lloyds Bank plc	2.350%	9/5/19	425	431
Lloyds Bank plc	2.400%	3/17/20	50	51
Lloyds Bank plc	6.375%	1/21/21	175	205
Lloyds Bank plc	3.500%	5/14/25	225	238
7 Lloyds Banking Group plc	4.582%	12/10/25	200	205
Lloyds Banking Group plc	4.650%	3/24/26	500	517
7 Lloyds Banking Group plc	5.300%	12/1/45	200	215
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	211
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	559
Manufacturers & Traders Trust Co.	2.250%	7/25/19	100	102
Manufacturers & Traders Trust Co.	2.100%	2/6/20	175	177
Manufacturers & Traders Trust Co.	2.900%	2/6/25	425	437
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	700	720
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	398
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	100
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	600	653
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	249
Morgan Stanley	5.450%	1/9/17	575	581
Morgan Stanley	4.750%	3/22/17	255	259
Morgan Stanley	5.550%	4/27/17	50	51
Morgan Stanley	5.950%	12/28/17	375	395
Morgan Stanley	1.875%	1/5/18	400	402
Morgan Stanley	6.625%	4/1/18	450	483
Morgan Stanley	2.125%	4/25/18	425	428
Morgan Stanley	2.200%	12/7/18	250	253
Morgan Stanley	2.500%	1/24/19	150	153
Morgan Stanley	7.300%	5/13/19	525	597
Morgan Stanley	2.375%	7/23/19	400	406
Morgan Stanley	5.625%	9/23/19	800	886
Morgan Stanley	5.500%	1/26/20	275	305
Morgan Stanley	2.650%	1/27/20	250	255
Morgan Stanley	2.800%	6/16/20	1,650	1,692
Morgan Stanley	5.500%	7/24/20	175	196
Morgan Stanley	5.750%	1/25/21	250	285
Morgan Stanley	2.500%	4/21/21	250	252
Morgan Stanley	5.500%	7/28/21	75	86
Morgan Stanley	4.875%	11/1/22	425	470

Morgan Stanley	3.750%	2/25/23	675	716
Morgan Stanley	4.100%	5/22/23	350	370
Morgan Stanley	3.875%	4/29/24	545	581
Morgan Stanley	3.700%	10/23/24	650	686
Morgan Stanley	4.000%	7/23/25	230	247
Morgan Stanley	5.000%	11/24/25	300	335
Morgan Stanley	3.875%	1/27/26	225	239
Morgan Stanley	3.125%	7/27/26	750	755
Morgan Stanley	6.250%	8/9/26	450	563
Morgan Stanley	4.350%	9/8/26	550	585
Morgan Stanley	3.950%	4/23/27	325	337
Morgan Stanley	7.250%	4/1/32	150	208
Morgan Stanley	6.375%	7/24/42	325	440
Morgan Stanley	4.300%	1/27/45	500	534
MUFG Americas Holdings Corp.	1.625%	2/9/18	200	200
MUFG Americas Holdings Corp.	2.250%	2/10/20	200	202
MUFG Americas Holdings Corp.	3.500%	6/18/22	175	185
MUFG Americas Holdings Corp.	3.000%	2/10/25	100	102
MUFG Union Bank NA	2.125%	6/16/17	50	50
MUFG Union Bank NA	2.625%	9/26/18	125	127
MUFG Union Bank NA	2.250%	5/6/19	300	304
Murray Street Investment Trust I	4.647%	3/9/17	275	279
National Australia Bank Ltd.	2.750%	3/9/17	175	176
National Australia Bank Ltd.	2.300%	7/25/18	175	178
National Australia Bank Ltd.	2.000%	1/14/19	200	202
National Australia Bank Ltd.	1.375%	7/12/19	175	174
National Australia Bank Ltd.	2.625%	1/14/21	500	511
National Australia Bank Ltd.	1.875%	7/12/21	175	174
National Australia Bank Ltd.	3.000%	1/20/23	250	260
National Australia Bank Ltd.	3.375%	1/14/26	100	106
National Australia Bank Ltd.	2.500%	7/12/26	200	196
National Bank of Canada	1.450%	11/7/17	100	100
National City Corp.	6.875%	5/15/19	100	113
Northern Trust Corp.	3.450%	11/4/20	100	107
Northern Trust Corp.	3.375%	8/23/21	100	107
Northern Trust Corp.	3.950%	10/30/25	150	166
People's United Bank NA	4.000%	7/15/24	100	103
People's United Financial Inc.	3.650%	12/6/22	100	103
PNC Bank NA	6.000%	12/7/17	100	105
PNC Bank NA	1.500%	2/23/18	100	100
PNC Bank NA	1.600%	6/1/18	150	150
PNC Bank NA	1.800%	11/5/18	200	201
PNC Bank NA	1.950%	3/4/19	150	152
PNC Bank NA	2.250%	7/2/19	600	611
PNC Bank NA	2.400%	10/18/19	75	77
PNC Bank NA	2.300%	6/1/20	150	153
PNC Bank NA	2.450%	11/5/20	100	102
PNC Bank NA	2.150%	4/29/21	250	253
PNC Bank NA	3.300%	10/30/24	200	212
PNC Bank NA	2.950%	2/23/25	150	154
PNC Bank NA	3.250%	6/1/25	100	105
PNC Financial Services Group Inc.	3.900%	4/29/24	625	672
PNC Funding Corp.	6.700%	6/10/19	25	28
PNC Funding Corp.	5.125%	2/8/20	150	167
PNC Funding Corp.	4.375%	8/11/20	475	520
PNC Funding Corp.	3.300%	3/8/22	500	531
Regions Bank	6.450%	6/26/37	250	299

Regions Financial Corp.	3.200%	2/8/21	100	104
Royal Bank of Canada	1.000%	4/27/17	500	500
Royal Bank of Canada	1.400%	10/13/17	200	200
Royal Bank of Canada	2.200%	7/27/18	375	380
Royal Bank of Canada	1.800%	7/30/18	575	579
Royal Bank of Canada	2.000%	12/10/18	175	177
Royal Bank of Canada	1.625%	4/15/19	125	125
Royal Bank of Canada	1.500%	7/29/19	200	200
Royal Bank of Canada	2.500%	1/19/21	200	208
Royal Bank of Canada	4.650%	1/27/26	250	274
Royal Bank of Scotland Group plc	3.875%	9/12/23	800	788
Santander Bank NA	2.000%	1/12/18	250	250
Santander Bank NA	8.750%	5/30/18	75	82
Santander Holdings USA Inc.	3.450%	8/27/18	50	51
Santander Holdings USA Inc.	2.700%	5/24/19	300	304
Santander Holdings USA Inc.	4.500%	7/17/25	125	130
Santander Issuances SAU	5.179%	11/19/25	450	460
Santander UK Group Holdings plc	2.875%	10/16/20	300	303
Santander UK Group Holdings plc	3.125%	1/8/21	250	255
Santander UK Group Holdings plc	2.875%	8/5/21	225	225
Santander UK plc	1.375%	3/13/17	200	200
Santander UK plc	3.050%	8/23/18	150	154
Santander UK plc	2.500%	3/14/19	950	964
Santander UK plc	2.350%	9/10/19	175	177
Santander UK plc	2.375%	3/16/20	150	151
Santander UK plc	4.000%	3/13/24	150	164
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	308
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	500	496
Societe Generale SA	2.750%	10/12/17	225	228
Societe Generale SA	2.625%	10/1/18	125	127
State Street Corp.	4.956%	3/15/18	275	287
State Street Corp.	1.350%	5/15/18	275	276
State Street Corp.	1.950%	5/19/21	125	126
State Street Corp.	3.100%	5/15/23	150	156
State Street Corp.	3.700%	11/20/23	83	91
State Street Corp.	3.550%	8/18/25	225	244
State Street Corp.	2.650%	5/19/26	125	126
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	250	252
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	150	152
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	250	253
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	204
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	260
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	109
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	272
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	264
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	350
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	248
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	163
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	725	716
SunTrust Bank	7.250%	3/15/18	75	81
SunTrust Bank	3.300%	5/15/26	200	204
SunTrust Banks Inc.	2.350%	11/1/18	40	41
SunTrust Banks Inc.	2.500%	5/1/19	300	306
SunTrust Banks Inc.	2.900%	3/3/21	75	78
SVB Financial Group	3.500%	1/29/25	100	101
Svenska Handelsbanken AB	2.500%	1/25/19	225	230
Svenska Handelsbanken AB	2.250%	6/17/19	225	229

Svenska Handelsbanken AB	1.500%	9/6/19	350	349
Svenska Handelsbanken AB	2.450%	3/30/21	300	307
Svenska Handelsbanken AB	1.875%	9/7/21	350	348
Synchrony Financial	2.600%	1/15/19	175	177
Synchrony Financial	2.700%	2/3/20	425	430
Synchrony Financial	4.250%	8/15/24	250	262
Synchrony Financial	4.500%	7/23/25	500	529
Synchrony Financial	3.700%	8/4/26	125	124
Toronto-Dominion Bank	1.625%	3/13/18	750	757
Toronto-Dominion Bank	1.400%	4/30/18	250	250
Toronto-Dominion Bank	1.750%	7/23/18	350	352
Toronto-Dominion Bank	2.625%	9/10/18	300	307
Toronto-Dominion Bank	2.125%	7/2/19	100	102
Toronto-Dominion Bank	1.450%	8/13/19	200	200
Toronto-Dominion Bank	2.250%	11/5/19	500	512
Toronto-Dominion Bank	2.500%	12/14/20	100	103
Toronto-Dominion Bank	2.125%	4/7/21	175	177
Toronto-Dominion Bank	1.800%	7/13/21	200	199
UBS AG	1.375%	6/1/17	225	225
UBS AG	5.750%	4/25/18	100	106
UBS AG	2.375%	8/14/19	604	615
UBS AG	2.350%	3/26/20	175	178
UBS AG	4.875%	8/4/20	50	56
US Bancorp	1.950%	11/15/18	325	329
US Bancorp	2.200%	4/25/19	100	102
US Bancorp	2.350%	1/29/21	175	180
US Bancorp	4.125%	5/24/21	250	277
US Bancorp	3.000%	3/15/22	125	132
US Bancorp	2.950%	7/15/22	400	417
US Bancorp	3.600%	9/11/24	50	54
US Bancorp	3.100%	4/27/26	300	310
US Bank NA	2.125%	10/28/19	1,000	1,018
US Bank NA	2.800%	1/27/25	500	515
Wachovia Bank NA	5.850%	2/1/37	300	374
Wachovia Corp.	5.750%	6/15/17	425	437
Wachovia Corp.	5.750%	2/1/18	300	317
Wachovia Corp.	6.605%	10/1/25	590	720
Wells Fargo & Co.	1.400%	9/8/17	675	675
Wells Fargo & Co.	5.625%	12/11/17	575	603
Wells Fargo & Co.	1.500%	1/16/18	25	25
Wells Fargo & Co.	2.150%	1/15/19	250	253
Wells Fargo & Co.	2.600%	7/22/20	350	357
Wells Fargo & Co.	2.550%	12/7/20	350	356
Wells Fargo & Co.	2.500%	3/4/21	350	355
Wells Fargo & Co.	4.600%	4/1/21	1,325	1,467
Wells Fargo & Co.	2.100%	7/26/21	350	348
Wells Fargo & Co.	3.500%	3/8/22	450	478
Wells Fargo & Co.	3.300%	9/9/24	400	418
Wells Fargo & Co.	3.000%	2/19/25	100	101
Wells Fargo & Co.	3.000%	4/22/26	650	657
Wells Fargo & Co.	4.100%	6/3/26	500	529
Wells Fargo & Co.	4.300%	7/22/27	400	429
Wells Fargo & Co.	5.375%	2/7/35	200	247
Wells Fargo & Co.	5.375%	11/2/43	300	349
Wells Fargo & Co.	5.606%	1/15/44	600	719
Wells Fargo & Co.	4.650%	11/4/44	325	340
Wells Fargo & Co.	3.900%	5/1/45	500	516

Wells Fargo & Co.	4.900%	11/17/45	250	276
Wells Fargo & Co.	4.400%	6/14/46	300	306
Wells Fargo Bank NA	6.000%	11/15/17	200	210
Wells Fargo Bank NA	1.650%	1/22/18	175	176
Wells Fargo Bank NA	1.750%	5/24/19	275	276
Wells Fargo Bank NA	5.950%	8/26/36	200	253
Wells Fargo Bank NA	6.600%	1/15/38	225	309
Westpac Banking Corp.	1.500%	12/1/17	200	200
Westpac Banking Corp.	1.600%	1/12/18	200	201
Westpac Banking Corp.	2.250%	7/30/18	325	329
Westpac Banking Corp.	1.950%	11/23/18	200	202
Westpac Banking Corp.	2.250%	1/17/19	225	229
Westpac Banking Corp.	1.650%	5/13/19	200	200
Westpac Banking Corp.	1.600%	8/19/19	275	275
Westpac Banking Corp.	4.875%	11/19/19	250	274
Westpac Banking Corp.	2.600%	11/23/20	250	257
Westpac Banking Corp.	2.100%	5/13/21	1,000	1,006
Westpac Banking Corp.	2.000%	8/19/21	275	275
Westpac Banking Corp.	2.850%	5/13/26	400	405
Westpac Banking Corp.	2.700%	8/19/26	175	174

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	105
Affiliated Managers Group Inc.	3.500%	8/1/25	250	248
Ameriprise Financial Inc.	5.300%	3/15/20	125	139
Ameriprise Financial Inc.	4.000%	10/15/23	150	164
Ameriprise Financial Inc.	3.700%	10/15/24	100	108
Apollo Investment Corp.	5.250%	3/3/25	50	49
BGC Partners Inc.	5.375%	12/9/19	50	52
7 BGC Partners Inc.	5.125%	5/27/21	50	52
BlackRock Inc.	5.000%	12/10/19	160	177
BlackRock Inc.	4.250%	5/24/21	125	139
BlackRock Inc.	3.375%	6/1/22	125	135
BlackRock Inc.	3.500%	3/18/24	225	246
Brookfield Asset Management Inc.	4.000%	1/15/25	100	103
Brookfield Asset Management Inc.	7.375%	3/1/33	50	61
Brookfield Finance Inc.	4.250%	6/2/26	50	52
Charles Schwab Corp.	3.225%	9/1/22	300	317
CME Group Inc.	3.000%	9/15/22	125	133
CME Group Inc.	3.000%	3/15/25	125	131
CME Group Inc.	5.300%	9/15/43	125	161
E*TRADE Financial Corp.	5.375%	11/15/22	100	106
E*TRADE Financial Corp.	4.625%	9/15/23	75	78
Eaton Vance Corp.	3.625%	6/15/23	50	53
Franklin Resources Inc.	4.625%	5/20/20	50	55
Franklin Resources Inc.	2.800%	9/15/22	225	234
Intercontinental Exchange Inc.	2.500%	10/15/18	25	26
Intercontinental Exchange Inc.	2.750%	12/1/20	350	364
Intercontinental Exchange Inc.	4.000%	10/15/23	150	165
Intercontinental Exchange Inc.	3.750%	12/1/25	300	325
Invesco Finance plc	3.125%	11/30/22	175	180
Invesco Finance plc	4.000%	1/30/24	100	110
Invesco Finance plc	3.750%	1/15/26	170	182
Invesco Finance plc	5.375%	11/30/43	75	88
Janus Capital Group Inc.	4.875%	8/1/25	75	80
Jefferies Group LLC	5.125%	4/13/18	150	157
Jefferies Group LLC	8.500%	7/15/19	25	29

Jefferies Group LLC	6.875%	4/15/21	155	181
Jefferies Group LLC	5.125%	1/20/23	100	107
Jefferies Group LLC	6.450%	6/8/27	50	56
Jefferies Group LLC	6.250%	1/15/36	75	78
Jefferies Group LLC	6.500%	1/20/43	75	78
Lazard Group LLC	6.850%	6/15/17	17	18
Lazard Group LLC	3.750%	2/13/25	50	50
Legg Mason Inc.	2.700%	7/15/19	50	51
Legg Mason Inc.	4.750%	3/15/26	100	108
Legg Mason Inc.	5.625%	1/15/44	100	104
Leucadia National Corp.	5.500%	10/18/23	150	157
Leucadia National Corp.	6.625%	10/23/43	25	25
Nasdaq Inc.	5.550%	1/15/20	175	193
Nasdaq Inc.	4.250%	6/1/24	75	81
Nomura Holdings Inc.	2.750%	3/19/19	250	255
Nomura Holdings Inc.	6.700%	3/4/20	200	229
OM Asset Management plc	4.800%	7/27/26	100	100
Raymond James Financial Inc.	4.950%	7/15/46	75	76
Stifel Financial Corp.	3.500%	12/1/20	50	51
Stifel Financial Corp.	4.250%	7/18/24	150	151
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	56
TD Ameritrade Holding Corp.	2.950%	4/1/22	150	156
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	107

Finance Companies (0.3%)
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.750%	5/15/19	155	158
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.250%	7/1/20	350	361
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.625%	10/30/20	150	158
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.500%	5/15/21	150	157
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	5.000%	10/1/21	200	213
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.950%	2/1/22	125	128
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.625%	7/1/22	175	184
Air Lease Corp.	2.125%	1/15/18	75	75
Air Lease Corp.	2.625%	9/4/18	100	101
Air Lease Corp.	3.375%	1/15/19	125	128
Air Lease Corp.	4.750%	3/1/20	75	81
Air Lease Corp.	3.875%	4/1/21	75	79
Air Lease Corp.	3.375%	6/1/21	100	104
Air Lease Corp.	3.750%	2/1/22	125	131
Air Lease Corp.	4.250%	9/15/24	75	79
Ares Capital Corp.	4.875%	11/30/18	125	130
Ares Capital Corp.	3.875%	1/15/20	100	103
FS Investment Corp.	4.000%	7/15/19	75	76
FS Investment Corp.	4.750%	5/15/22	50	51
GATX Corp.	2.375%	7/30/18	40	40
GATX Corp.	2.500%	7/30/19	50	51
GATX Corp.	4.750%	6/15/22	100	111
GATX Corp.	3.250%	3/30/25	125	126
GATX Corp.	3.250%	9/15/26	50	50
GATX Corp.	4.500%	3/30/45	50	47

GE Capital International Funding Co.	2.342%	11/15/20	1,887	1,938
GE Capital International Funding Co.	3.373%	11/15/25	558	604
GE Capital International Funding Co.	4.418%	11/15/35	2,068	2,333
HSBC Finance Corp.	6.676%	1/15/21	465	535
International Lease Finance Corp.	3.875%	4/15/18	110	113
7 International Lease Finance Corp.	7.125%	9/1/18	226	247
International Lease Finance Corp.	5.875%	4/1/19	133	142
International Lease Finance Corp.	6.250%	5/15/19	222	240
International Lease Finance Corp.	8.250%	12/15/20	200	237
International Lease Finance Corp.	4.625%	4/15/21	89	93
International Lease Finance Corp.	8.625%	1/15/22	115	141
International Lease Finance Corp.	5.875%	8/15/22	160	178
Prospect Capital Corp.	5.000%	7/15/19	50	51
Prospect Capital Corp.	5.875%	3/15/23	40	41

Insurance (1.4%)
ACE Capital Trust II	9.700%	4/1/30	50	75
AEGON Funding Co. LLC	5.750%	12/15/20	81	93
Aetna Inc.	1.500%	11/15/17	75	75
Aetna Inc.	1.700%	6/7/18	300	301
Aetna Inc.	2.200%	3/15/19	60	61
Aetna Inc.	1.900%	6/7/19	300	303
Aetna Inc.	2.400%	6/15/21	125	126
Aetna Inc.	2.750%	11/15/22	200	203
Aetna Inc.	2.800%	6/15/23	50	51
Aetna Inc.	3.500%	11/15/24	125	132
Aetna Inc.	3.200%	6/15/26	100	102
Aetna Inc.	4.250%	6/15/36	225	234
Aetna Inc.	6.625%	6/15/36	130	176
Aetna Inc.	6.750%	12/15/37	100	139
Aetna Inc.	4.500%	5/15/42	75	82
Aetna Inc.	4.125%	11/15/42	75	77
Aetna Inc.	4.375%	6/15/46	475	495
Aflac Inc.	2.400%	3/16/20	100	103
Aflac Inc.	4.000%	2/15/22	50	55
Aflac Inc.	3.625%	6/15/23	125	134
Aflac Inc.	3.625%	11/15/24	125	134
Aflac Inc.	3.250%	3/17/25	75	79
Aflac Inc.	2.875%	10/15/26	325	327
Aflac Inc.	6.900%	12/17/39	75	106
Aflac Inc.	4.000%	10/15/46	50	51
Alleghany Corp.	5.625%	9/15/20	100	111
Alleghany Corp.	4.900%	9/15/44	100	104
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	450	471
Allied World Assurance Co. Ltd.	5.500%	11/15/20	50	54
Allstate Corp.	3.150%	6/15/23	350	371
Allstate Corp.	5.550%	5/9/35	75	96
Allstate Corp.	4.500%	6/15/43	50	59
4 Allstate Corp.	5.750%	8/15/53	75	80
4 Allstate Corp.	6.500%	5/15/67	100	116
Alterra Finance LLC	6.250%	9/30/20	55	63
American Financial Group Inc.	9.875%	6/15/19	50	60
American Financial Group Inc.	3.500%	8/15/26	50	50
American International Group Inc.	5.850%	1/16/18	200	211
American International Group Inc.	3.375%	8/15/20	125	132
American International Group Inc.	6.400%	12/15/20	385	451
American International Group Inc.	4.875%	6/1/22	250	281

American International Group Inc.	4.125%	2/15/24	170	183
American International Group Inc.	3.875%	1/15/35	200	196
American International Group Inc.	4.700%	7/10/35	75	81
American International Group Inc.	6.250%	5/1/36	475	585
American International Group Inc.	4.500%	7/16/44	375	383
American International Group Inc.	4.800%	7/10/45	125	133
American International Group Inc.	4.375%	1/15/55	125	119
4 American International Group Inc.	8.175%	5/15/68	100	133
Anthem Inc.	1.875%	1/15/18	125	126
Anthem Inc.	2.250%	8/15/19	150	152
Anthem Inc.	4.350%	8/15/20	100	109
Anthem Inc.	3.700%	8/15/21	125	134
Anthem Inc.	3.125%	5/15/22	150	156
Anthem Inc.	3.300%	1/15/23	175	184
Anthem Inc.	3.500%	8/15/24	125	132
Anthem Inc.	5.950%	12/15/34	75	92
Anthem Inc.	5.850%	1/15/36	225	275
Anthem Inc.	6.375%	6/15/37	110	144
Anthem Inc.	4.625%	5/15/42	175	189
Anthem Inc.	4.650%	1/15/43	175	191
Anthem Inc.	5.100%	1/15/44	100	116
Anthem Inc.	4.650%	8/15/44	125	136
Anthem Inc.	4.850%	8/15/54	50	54
Aon Corp.	5.000%	9/30/20	200	221
Aon Corp.	8.205%	1/1/27	25	33
Aon Corp.	6.250%	9/30/40	100	127
Aon plc	3.500%	6/14/24	100	104
Aon plc	3.875%	12/15/25	200	214
Aon plc	4.450%	5/24/43	50	52
Aon plc	4.600%	6/14/44	175	185
Arch Capital Group Ltd.	7.350%	5/1/34	50	67
Arch Capital Group US Inc.	5.144%	11/1/43	50	55
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	300	331
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	225	241
Assurant Inc.	4.000%	3/15/23	100	102
Assurant Inc.	6.750%	2/15/34	50	63
AXA SA	8.600%	12/15/30	225	314
Axis Specialty Finance LLC	5.875%	6/1/20	75	84
AXIS Specialty Finance plc	5.150%	4/1/45	25	27
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	175	176
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	587
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	50	51
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	150	151
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	200	200
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	289
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	138
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	159
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	101
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	125	142
Berkshire Hathaway Inc.	1.150%	8/15/18	200	200
Berkshire Hathaway Inc.	2.100%	8/14/19	125	128
Berkshire Hathaway Inc.	3.000%	2/11/23	125	132
Berkshire Hathaway Inc.	2.750%	3/15/23	450	467
Berkshire Hathaway Inc.	3.125%	3/15/26	725	762
Berkshire Hathaway Inc.	4.500%	2/11/43	150	174
Brown & Brown Inc.	4.200%	9/15/24	100	103
Chubb Corp.	5.750%	5/15/18	50	54

Chubb Corp.	6.000%	5/11/37	125	170
Chubb Corp.	6.500%	5/15/38	50	72
Chubb INA Holdings Inc.	5.800%	3/15/18	25	27
Chubb INA Holdings Inc.	5.900%	6/15/19	25	28
Chubb INA Holdings Inc.	2.875%	11/3/22	150	158
Chubb INA Holdings Inc.	2.700%	3/13/23	125	129
Chubb INA Holdings Inc.	3.350%	5/15/24	100	107
Chubb INA Holdings Inc.	3.150%	3/15/25	250	263
Chubb INA Holdings Inc.	3.350%	5/3/26	225	241
Chubb INA Holdings Inc.	4.150%	3/13/43	100	112
Chubb INA Holdings Inc.	4.350%	11/3/45	400	461
Cigna Corp.	5.125%	6/15/20	50	55
Cigna Corp.	4.375%	12/15/20	45	49
Cigna Corp.	4.500%	3/15/21	50	55
Cigna Corp.	4.000%	2/15/22	75	81
Cigna Corp.	3.250%	4/15/25	450	465
Cigna Corp.	7.875%	5/15/27	50	70
Cigna Corp.	6.150%	11/15/36	75	95
Cigna Corp.	5.875%	3/15/41	50	63
Cigna Corp.	5.375%	2/15/42	75	91
Cincinnati Financial Corp.	6.125%	11/1/34	150	183
CNA Financial Corp.	7.350%	11/15/19	25	29
CNA Financial Corp.	5.875%	8/15/20	75	85
CNA Financial Corp.	5.750%	8/15/21	75	86
CNA Financial Corp.	4.500%	3/1/26	225	243
Coventry Health Care Inc.	5.450%	6/15/21	100	114
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	87
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	105
First American Financial Corp.	4.300%	2/1/23	200	206
First American Financial Corp.	4.600%	11/15/24	100	103
Hanover Insurance Group Inc.	4.500%	4/15/26	100	104
Hartford Financial Services Group Inc.	6.300%	3/15/18	134	143
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	27
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	28
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	60
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	172
Horace Mann Educators Corp.	4.500%	12/1/25	50	52
Humana Inc.	7.200%	6/15/18	100	109
Humana Inc.	3.850%	10/1/24	150	161
Humana Inc.	8.150%	6/15/38	175	259
Humana Inc.	4.625%	12/1/42	75	79
Humana Inc.	4.950%	10/1/44	100	111
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	53
Kemper Corp.	4.350%	2/15/25	375	385
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	65	69
Lincoln National Corp.	8.750%	7/1/19	75	88
Lincoln National Corp.	6.250%	2/15/20	25	28
Lincoln National Corp.	4.850%	6/24/21	50	55
Lincoln National Corp.	4.200%	3/15/22	50	54
Lincoln National Corp.	4.000%	9/1/23	50	53
Lincoln National Corp.	6.150%	4/7/36	150	177
Lincoln National Corp.	7.000%	6/15/40	160	206
Loews Corp.	2.625%	5/15/23	75	76
Loews Corp.	6.000%	2/1/35	50	63
Loews Corp.	4.125%	5/15/43	175	182
Manulife Financial Corp.	4.900%	9/17/20	275	304

Manulife Financial Corp.	4.150%	3/4/26	125	137
Manulife Financial Corp.	5.375%	3/4/46	100	120
Markel Corp.	4.900%	7/1/22	125	138
Markel Corp.	5.000%	3/30/43	50	54
Markel Corp.	5.000%	4/5/46	100	109
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	508
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	330
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	106
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	105
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	108
MetLife Inc.	1.756%	12/15/17	100	100
MetLife Inc.	1.903%	12/15/17	90	90
MetLife Inc.	6.817%	8/15/18	25	27
MetLife Inc.	7.717%	2/15/19	50	57
MetLife Inc.	4.750%	2/8/21	550	616
MetLife Inc.	3.048%	12/15/22	225	234
MetLife Inc.	3.600%	4/10/24	375	398
MetLife Inc.	3.000%	3/1/25	250	254
MetLife Inc.	3.600%	11/13/25	650	686
MetLife Inc.	6.500%	12/15/32	175	225
MetLife Inc.	6.375%	6/15/34	100	129
MetLife Inc.	5.700%	6/15/35	200	243
MetLife Inc.	5.875%	2/6/41	25	31
MetLife Inc.	4.125%	8/13/42	125	124
MetLife Inc.	4.875%	11/13/43	175	195
MetLife Inc.	4.721%	12/15/44	63	68
MetLife Inc.	4.600%	5/13/46	120	130
4 MetLife Inc.	6.400%	12/15/66	220	244
Old Republic International Corp.	4.875%	10/1/24	125	135
Old Republic International Corp.	3.875%	8/26/26	375	375
OneBeacon US Holdings Inc.	4.600%	11/9/22	50	51
PartnerRe Finance B LLC	5.500%	6/1/20	100	111
Primerica Inc.	4.750%	7/15/22	25	27
Principal Financial Group Inc.	1.850%	11/15/17	25	25
Principal Financial Group Inc.	8.875%	5/15/19	75	88
Principal Financial Group Inc.	3.300%	9/15/22	50	52
Principal Financial Group Inc.	3.125%	5/15/23	100	102
Principal Financial Group Inc.	6.050%	10/15/36	100	126
Principal Financial Group Inc.	4.625%	9/15/42	50	53
Principal Financial Group Inc.	4.350%	5/15/43	50	51
4 Principal Financial Group Inc.	4.700%	5/15/55	100	100
ProAssurance Corp.	5.300%	11/15/23	50	53
Progressive Corp.	3.750%	8/23/21	75	82
Progressive Corp.	2.450%	1/15/27	150	149
Progressive Corp.	6.625%	3/1/29	125	168
Progressive Corp.	4.350%	4/25/44	50	58
Protective Life Corp.	8.450%	10/15/39	50	71
Prudential Financial Inc.	6.000%	12/1/17	48	51
Prudential Financial Inc.	2.300%	8/15/18	25	25
Prudential Financial Inc.	5.375%	6/21/20	125	140
Prudential Financial Inc.	4.500%	11/15/20	325	358
Prudential Financial Inc.	4.500%	11/16/21	75	84
Prudential Financial Inc.	3.500%	5/15/24	125	131
Prudential Financial Inc.	5.750%	7/15/33	100	119
Prudential Financial Inc.	5.400%	6/13/35	100	115
Prudential Financial Inc.	5.900%	3/17/36	375	455
Prudential Financial Inc.	5.700%	12/14/36	125	150

Prudential Financial Inc.	6.625%	12/1/37	125	161
Prudential Financial Inc.	6.625%	6/21/40	400	518
4 Prudential Financial Inc.	5.875%	9/15/42	100	110
4 Prudential Financial Inc.	5.625%	6/15/43	375	403
Prudential Financial Inc.	5.100%	8/15/43	50	56
4 Prudential Financial Inc.	5.200%	3/15/44	85	88
Prudential Financial Inc.	4.600%	5/15/44	125	134
4 Prudential Financial Inc.	5.375%	5/15/45	250	260
Reinsurance Group of America Inc.	6.450%	11/15/19	75	84
Reinsurance Group of America Inc.	5.000%	6/1/21	75	82
Reinsurance Group of America Inc.	4.700%	9/15/23	75	82
StanCorp Financial Group Inc.	5.000%	8/15/22	150	160
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	97
Torchmark Corp.	3.800%	9/15/22	50	53
Transatlantic Holdings Inc.	8.000%	11/30/39	175	241
Travelers Cos. Inc.	5.750%	12/15/17	250	263
Travelers Cos. Inc.	5.900%	6/2/19	300	335
Travelers Cos. Inc.	3.900%	11/1/20	125	136
Travelers Cos. Inc.	6.250%	6/15/37	150	209
Travelers Cos. Inc.	4.300%	8/25/45	150	172
Trinity Acquisition plc	4.625%	8/15/23	175	186
Trinity Acquisition plc	6.125%	8/15/43	75	84
UnitedHealth Group Inc.	1.400%	10/15/17	100	100
UnitedHealth Group Inc.	6.000%	2/15/18	400	426
UnitedHealth Group Inc.	1.900%	7/16/18	250	252
UnitedHealth Group Inc.	1.700%	2/15/19	200	201
UnitedHealth Group Inc.	1.625%	3/15/19	100	101
UnitedHealth Group Inc.	2.300%	12/15/19	125	129
UnitedHealth Group Inc.	2.700%	7/15/20	250	260
UnitedHealth Group Inc.	4.700%	2/15/21	75	84
UnitedHealth Group Inc.	2.125%	3/15/21	225	229
UnitedHealth Group Inc.	3.375%	11/15/21	100	107
UnitedHealth Group Inc.	2.875%	12/15/21	125	132
UnitedHealth Group Inc.	3.350%	7/15/22	180	193
UnitedHealth Group Inc.	2.750%	2/15/23	175	181
UnitedHealth Group Inc.	2.875%	3/15/23	25	26
UnitedHealth Group Inc.	3.750%	7/15/25	450	495
UnitedHealth Group Inc.	3.100%	3/15/26	225	235
UnitedHealth Group Inc.	4.625%	7/15/35	175	204
UnitedHealth Group Inc.	6.500%	6/15/37	50	70
UnitedHealth Group Inc.	6.625%	11/15/37	125	179
UnitedHealth Group Inc.	6.875%	2/15/38	245	360
UnitedHealth Group Inc.	5.950%	2/15/41	60	82
UnitedHealth Group Inc.	4.625%	11/15/41	75	87
UnitedHealth Group Inc.	4.375%	3/15/42	50	56
UnitedHealth Group Inc.	3.950%	10/15/42	175	186
UnitedHealth Group Inc.	4.250%	3/15/43	125	138
UnitedHealth Group Inc.	4.750%	7/15/45	340	409
Unum Group	5.625%	9/15/20	50	56
Unum Group	3.000%	5/15/21	100	102
Unum Group	4.000%	3/15/24	50	52
Unum Group	5.750%	8/15/42	25	28
Validus Holdings Ltd.	8.875%	1/26/40	75	106
Voya Financial Inc.	2.900%	2/15/18	134	136
Voya Financial Inc.	5.700%	7/15/43	75	84
Voya Financial Inc.	4.800%	6/15/46	100	100
WR Berkley Corp.	5.375%	9/15/20	175	193

XLIT Ltd.	5.750%	10/1/21	105	120
XLIT Ltd.	4.450%	3/31/25	100	102
XLIT Ltd.	6.250%	5/15/27	125	151
XLIT Ltd.	5.500%	3/31/45	100	98

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	102
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	136
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	75	78
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	108
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	50	52
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	106
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	75	82
AvalonBay Communities Inc.	3.450%	6/1/25	300	313
AvalonBay Communities Inc.	2.950%	5/11/26	150	150
AvalonBay Communities Inc.	2.900%	10/15/26	50	50
Boston Properties LP	5.625%	11/15/20	325	369
Boston Properties LP	4.125%	5/15/21	75	82
Boston Properties LP	3.850%	2/1/23	225	241
Boston Properties LP	3.125%	9/1/23	275	283
Boston Properties LP	3.650%	2/1/26	100	106
Boston Properties LP	2.750%	10/1/26	50	49
Brandywine Operating Partnership LP	4.950%	4/15/18	250	261
Brandywine Operating Partnership LP	4.100%	10/1/24	100	103
Brandywine Operating Partnership LP	4.550%	10/1/29	100	105
Brixmor Operating Partnership LP	3.875%	8/15/22	100	105
Brixmor Operating Partnership LP	3.850%	2/1/25	350	357
Brixmor Operating Partnership LP	4.125%	6/15/26	200	207
Camden Property Trust	4.250%	1/15/24	100	108
7 Care Capital Properties LP	5.125%	8/15/26	25	25
CBL & Associates LP	5.250%	12/1/23	100	103
CBL & Associates LP	4.600%	10/15/24	100	98
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	104
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	25	25
Corporate Office Properties LP	3.700%	6/15/21	50	52
Corporate Office Properties LP	3.600%	5/15/23	150	150
CubeSmart LP	4.375%	12/15/23	100	108
CubeSmart LP	4.000%	11/15/25	50	53
CubeSmart LP	3.125%	9/1/26	100	100
DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	53
DDR Corp.	4.750%	4/15/18	25	26
DDR Corp.	3.500%	1/15/21	75	78
DDR Corp.	4.625%	7/15/22	200	217
DDR Corp.	3.375%	5/15/23	275	275
DDR Corp.	3.625%	2/1/25	200	203
DDR Corp.	4.250%	2/1/26	70	74
Digital Realty Trust LP	5.250%	3/15/21	75	84
Digital Realty Trust LP	3.950%	7/1/22	250	265
Digital Realty Trust LP	3.625%	10/1/22	575	599
Duke Realty LP	3.250%	6/30/26	175	179
EPR Properties	5.750%	8/15/22	25	28
EPR Properties	5.250%	7/15/23	125	135

EPR Properties	4.500%	4/1/25	50	51
Equity Commonwealth	5.875%	9/15/20	100	111
ERP Operating LP	4.750%	7/15/20	50	55
ERP Operating LP	4.625%	12/15/21	129	145
ERP Operating LP	3.000%	4/15/23	125	129
ERP Operating LP	3.375%	6/1/25	125	131
ERP Operating LP	4.500%	7/1/44	150	165
ERP Operating LP	4.500%	6/1/45	125	139
Essex Portfolio LP	5.200%	3/15/21	50	56
Essex Portfolio LP	3.375%	1/15/23	175	181
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.500%	4/1/25	100	104
Essex Portfolio LP	3.375%	4/15/26	100	102
Federal Realty Investment Trust	3.000%	8/1/22	75	78
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	4.500%	12/1/44	300	341
HCP Inc.	6.700%	1/30/18	50	53
HCP Inc.	3.750%	2/1/19	50	52
HCP Inc.	2.625%	2/1/20	375	381
HCP Inc.	5.375%	2/1/21	15	17
HCP Inc.	3.150%	8/1/22	75	76
HCP Inc.	4.000%	12/1/22	510	539
HCP Inc.	4.250%	11/15/23	250	262
HCP Inc.	3.400%	2/1/25	75	74
HCP Inc.	6.750%	2/1/41	100	124
Healthcare Realty Trust Inc.	3.750%	4/15/23	50	51
Healthcare Realty Trust Inc.	3.875%	5/1/25	125	129
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	103
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	26
Healthcare Trust of America Holdings LP	3.500%	8/1/26	100	101
Highwoods Realty LP	3.200%	6/15/21	400	413
Hospitality Properties Trust	6.700%	1/15/18	250	260
Hospitality Properties Trust	4.500%	6/15/23	140	145
Hospitality Properties Trust	5.250%	2/15/26	100	106
Host Hotels & Resorts LP	6.000%	10/1/21	100	114
Host Hotels & Resorts LP	4.750%	3/1/23	50	54
Host Hotels & Resorts LP	3.750%	10/15/23	336	341
Host Hotels & Resorts LP	4.000%	6/15/25	50	51
Kilroy Realty LP	4.800%	7/15/18	125	131
Kilroy Realty LP	3.800%	1/15/23	200	208
Kimco Realty Corp.	6.875%	10/1/19	50	57
Kimco Realty Corp.	3.125%	6/1/23	25	26
Kimco Realty Corp.	2.800%	10/1/26	125	124
Kite Realty Group LP	4.000%	10/1/26	200	202
Liberty Property LP	3.375%	6/15/23	50	51
Liberty Property LP	4.400%	2/15/24	100	109
Liberty Property LP	3.750%	4/1/25	325	341
Mack-Cali Realty LP	4.500%	4/18/22	75	78
Mid-America Apartments LP	4.300%	10/15/23	150	162
Mid-America Apartments LP	3.750%	6/15/24	50	52
National Retail Properties Inc.	6.875%	10/15/17	275	288
National Retail Properties Inc.	3.800%	10/15/22	200	212
Omega Healthcare Investors Inc.	4.375%	8/1/23	500	514
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	105
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	102
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	107
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	303

Piedmont Operating Partnership LP	3.400%	6/1/23	50	49
Post Apartment Homes LP	3.375%	12/1/22	50	51
ProLogis LP	2.750%	2/15/19	150	154
Realty Income Corp.	2.000%	1/31/18	50	50
Realty Income Corp.	6.750%	8/15/19	200	227
Realty Income Corp.	5.750%	1/15/21	200	228
Realty Income Corp.	3.250%	10/15/22	50	52
Realty Income Corp.	3.875%	7/15/24	50	53
Regency Centers LP	3.750%	6/15/24	150	159
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	25	27
Retail Properties of America Inc.	4.000%	3/15/25	175	174
Select Income REIT	2.850%	2/1/18	50	50
Select Income REIT	4.150%	2/1/22	100	101
Select Income REIT	4.500%	2/1/25	50	50
Senior Housing Properties Trust	3.250%	5/1/19	100	101
Senior Housing Properties Trust	4.750%	5/1/24	100	105
Simon Property Group LP	2.200%	2/1/19	575	586
Simon Property Group LP	5.650%	2/1/20	75	84
Simon Property Group LP	4.375%	3/1/21	125	138
Simon Property Group LP	2.500%	7/15/21	120	123
Simon Property Group LP	4.125%	12/1/21	250	275
Simon Property Group LP	3.375%	3/15/22	100	106
Simon Property Group LP	2.750%	2/1/23	25	26
Simon Property Group LP	3.750%	2/1/24	150	163
Simon Property Group LP	3.500%	9/1/25	100	107
Simon Property Group LP	3.300%	1/15/26	175	185
Simon Property Group LP	4.750%	3/15/42	75	89
Sovran Acquisition LP	3.500%	7/1/26	325	332
7 Spirit Realty LP	4.450%	9/15/26	50	50
Tanger Properties LP	3.875%	12/1/23	25	26
Tanger Properties LP	3.125%	9/1/26	175	175
UDR Inc.	4.250%	6/1/18	125	130
UDR Inc.	3.700%	10/1/20	25	26
UDR Inc.	4.625%	1/10/22	50	55
UDR Inc.	2.950%	9/1/26	150	148
Ventas Realty LP	3.750%	5/1/24	200	211
Ventas Realty LP	4.125%	1/15/26	75	81
Ventas Realty LP	3.250%	10/15/26	75	76
Ventas Realty LP	5.700%	9/30/43	75	90
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	100	101
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	158
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	278
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	208
Washington Prime Group LP	3.850%	4/1/20	50	51
Washington REIT	4.950%	10/1/20	25	27
Washington REIT	3.950%	10/15/22	75	78
Weingarten Realty Investors	3.375%	10/15/22	50	51
Weingarten Realty Investors	3.500%	4/15/23	100	102
Welltower Inc.	2.250%	3/15/18	200	202
Welltower Inc.	4.125%	4/1/19	200	210
Welltower Inc.	4.950%	1/15/21	75	82
Welltower Inc.	5.250%	1/15/22	100	113
Welltower Inc.	3.750%	3/15/23	75	79
Welltower Inc.	4.000%	6/1/25	325	345
Welltower Inc.	4.250%	4/1/26	150	162
Welltower Inc.	6.500%	3/15/41	25	32
Welltower Inc.	5.125%	3/15/43	75	83

WP Carey Inc.	4.600%	4/1/24	75	79
WP Carey Inc.	4.000%	2/1/25	50	50
WP Carey Inc.	4.250%	10/1/26	100	101
				275,773
Industrial (17.4%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	200	221
Agrium Inc.	3.500%	6/1/23	299	313
Agrium Inc.	3.375%	3/15/25	250	258
Agrium Inc.	4.125%	3/15/35	500	493
Agrium Inc.	6.125%	1/15/41	25	30
Agrium Inc.	4.900%	6/1/43	50	53
Agrium Inc.	5.250%	1/15/45	200	222
Air Products & Chemicals Inc.	1.200%	10/15/17	100	100
Air Products & Chemicals Inc.	3.000%	11/3/21	75	80
Air Products & Chemicals Inc.	2.750%	2/3/23	50	52
Air Products & Chemicals Inc.	3.350%	7/31/24	75	81
Airgas Inc.	3.050%	8/1/20	100	104
Airgas Inc.	3.650%	7/15/24	100	106
Albemarle Corp.	3.000%	12/1/19	75	78
Albemarle Corp.	4.500%	12/15/20	25	27
Albemarle Corp.	4.150%	12/1/24	75	81
Albemarle Corp.	5.450%	12/1/44	75	88
Barrick Gold Corp.	4.100%	5/1/23	157	169
Barrick North America Finance LLC	4.400%	5/30/21	125	137
Barrick North America Finance LLC	5.700%	5/30/41	450	517
Barrick North America Finance LLC	5.750%	5/1/43	200	238
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	150	152
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	200	224
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	27
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	236
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	100	109
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	156
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	679
Cabot Corp.	2.550%	1/15/18	150	152
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	27
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	81
CF Industries Inc.	6.875%	5/1/18	275	296
CF Industries Inc.	7.125%	5/1/20	380	437
CF Industries Inc.	4.950%	6/1/43	125	116
Domtar Corp.	6.250%	9/1/42	25	27
Domtar Corp.	6.750%	2/15/44	100	112
Dow Chemical Co.	8.550%	5/15/19	325	381
Dow Chemical Co.	4.250%	11/15/20	125	136
Dow Chemical Co.	4.125%	11/15/21	100	109
Dow Chemical Co.	3.500%	10/1/24	50	53
Dow Chemical Co.	7.375%	11/1/29	25	34
Dow Chemical Co.	4.250%	10/1/34	50	52
Dow Chemical Co.	9.400%	5/15/39	350	576
Dow Chemical Co.	5.250%	11/15/41	100	113
Eastman Chemical Co.	2.400%	6/1/17	37	37
Eastman Chemical Co.	5.500%	11/15/19	175	194
Eastman Chemical Co.	2.700%	1/15/20	350	359
Eastman Chemical Co.	4.500%	1/15/21	75	82
Eastman Chemical Co.	3.600%	8/15/22	100	106
Eastman Chemical Co.	4.800%	9/1/42	225	231
Eastman Chemical Co.	4.650%	10/15/44	150	153

Ecolab Inc.	1.450%	12/8/17	225	226
Ecolab Inc.	1.550%	1/12/18	100	100
Ecolab Inc.	4.350%	12/8/21	200	224
Ecolab Inc.	5.500%	12/8/41	150	188
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	298
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	439
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	128
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	128
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	182
Fibria Overseas Finance Ltd.	5.250%	5/12/24	100	104
FMC Corp.	3.950%	2/1/22	50	52
FMC Corp.	4.100%	2/1/24	250	261
Georgia-Pacific LLC	8.000%	1/15/24	250	332
Georgia-Pacific LLC	7.375%	12/1/25	100	133
Georgia-Pacific LLC	8.875%	5/15/31	250	395
Goldcorp Inc.	2.125%	3/15/18	200	200
Goldcorp Inc.	3.700%	3/15/23	200	207
Goldcorp Inc.	5.450%	6/9/44	100	108
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26
International Paper Co.	7.500%	8/15/21	450	549
International Paper Co.	3.650%	6/15/24	100	105
International Paper Co.	3.800%	1/15/26	75	80
International Paper Co.	3.000%	2/15/27	200	200
International Paper Co.	5.000%	9/15/35	100	111
International Paper Co.	7.300%	11/15/39	100	133
International Paper Co.	4.800%	6/15/44	200	211
International Paper Co.	5.150%	5/15/46	200	225
International Paper Co.	4.400%	8/15/47	300	302
LyondellBasell Industries NV	5.000%	4/15/19	550	589
LyondellBasell Industries NV	6.000%	11/15/21	175	205
LyondellBasell Industries NV	5.750%	4/15/24	175	208
LyondellBasell Industries NV	4.625%	2/26/55	425	416
Meadwestvaco Corp.	7.950%	2/15/31	125	169
Methanex Corp.	3.250%	12/15/19	200	199
Monsanto Co.	2.125%	7/15/19	100	101
Monsanto Co.	2.750%	7/15/21	200	206
Monsanto Co.	5.500%	8/15/25	325	381
Monsanto Co.	4.200%	7/15/34	100	102
Monsanto Co.	5.875%	4/15/38	325	390
Monsanto Co.	3.950%	4/15/45	200	196
Monsanto Co.	4.700%	7/15/64	300	287
Mosaic Co.	3.750%	11/15/21	150	158
Mosaic Co.	4.250%	11/15/23	250	266
Mosaic Co.	5.450%	11/15/33	100	109
Mosaic Co.	5.625%	11/15/43	100	108
Newmont Mining Corp.	3.500%	3/15/22	300	312
Newmont Mining Corp.	5.875%	4/1/35	100	113
Newmont Mining Corp.	4.875%	3/15/42	250	263
Nucor Corp.	5.750%	12/1/17	25	26
Nucor Corp.	5.850%	6/1/18	150	160
Nucor Corp.	6.400%	12/1/37	100	126
Nucor Corp.	5.200%	8/1/43	200	230
Packaging Corp. of America	3.900%	6/15/22	100	106
Packaging Corp. of America	4.500%	11/1/23	350	387
Placer Dome Inc.	6.450%	10/15/35	75	86
Plum Creek Timberlands LP	4.700%	3/15/21	75	81
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	178

Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	136
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	251
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	275	330
PPG Industries Inc.	2.300%	11/15/19	400	407
Praxair Inc.	4.500%	8/15/19	50	54
Praxair Inc.	3.000%	9/1/21	75	80
Praxair Inc.	2.450%	2/15/22	450	465
Praxair Inc.	2.200%	8/15/22	200	204
Praxair Inc.	3.550%	11/7/42	50	52
Rayonier Inc.	3.750%	4/1/22	50	51
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	78
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	260
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	651
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	324
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	820	879
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	100
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	146
Rio Tinto Finance USA plc	3.500%	3/22/22	75	81
Rio Tinto Finance USA plc	2.875%	8/21/22	75	79
Rio Tinto Finance USA plc	4.750%	3/22/42	150	167
Rohm & Haas Co.	7.850%	7/15/29	250	352
RPM International Inc.	6.125%	10/15/19	25	28
RPM International Inc.	3.450%	11/15/22	100	102
Sherwin-Williams Co.	3.450%	8/1/25	225	234
Sherwin-Williams Co.	4.550%	8/1/45	90	96
Southern Copper Corp.	5.375%	4/16/20	75	83
Southern Copper Corp.	3.500%	11/8/22	400	404
Southern Copper Corp.	3.875%	4/23/25	50	51
Southern Copper Corp.	7.500%	7/27/35	100	118
Southern Copper Corp.	6.750%	4/16/40	125	137
Southern Copper Corp.	5.875%	4/23/45	700	700
Syngenta Finance NV	3.125%	3/28/22	100	103
Syngenta Finance NV	4.375%	3/28/42	50	49
Vale Overseas Ltd.	5.625%	9/15/19	175	185
Vale Overseas Ltd.	5.875%	6/10/21	600	627
Vale Overseas Ltd.	4.375%	1/11/22	700	693
Vale Overseas Ltd.	6.250%	8/10/26	200	209
Vale Overseas Ltd.	8.250%	1/17/34	50	54
Vale Overseas Ltd.	6.875%	11/21/36	275	269
Vale Overseas Ltd.	6.875%	11/10/39	450	430
Vale SA	5.625%	9/11/42	300	252
Valspar Corp.	7.250%	6/15/19	100	113
Valspar Corp.	3.950%	1/15/26	200	212
Westlake Chemical Corp.	3.600%	7/15/22	25	26
7 Westlake Chemical Corp.	3.600%	8/15/26	200	200
7 Westlake Chemical Corp.	5.000%	8/15/46	200	203
WestRock RKT Co.	3.500%	3/1/20	150	156
WestRock RKT Co.	4.900%	3/1/22	100	112
Weyerhaeuser Co.	7.375%	10/1/19	250	287
Weyerhaeuser Co.	8.500%	1/15/25	50	67
Weyerhaeuser Co.	7.375%	3/15/32	200	271
Weyerhaeuser Co.	6.875%	12/15/33	50	64
Yamana Gold Inc.	4.950%	7/15/24	110	113

Capital Goods (1.4%)
3M Co.	1.375%	8/7/18	100	101
3M Co.	2.000%	8/7/20	100	102

3M Co.	1.625%	9/19/21	150	150
3M Co.	3.000%	8/7/25	100	108
3M Co.	2.250%	9/19/26	150	150
3M Co.	6.375%	2/15/28	100	137
3M Co.	5.700%	3/15/37	125	171
3M Co.	3.125%	9/19/46	100	99
ABB Finance USA Inc.	4.375%	5/8/42	25	29
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	55
Bemis Co. Inc.	3.100%	9/15/26	100	101
Boeing Co.	6.000%	3/15/19	400	446
Boeing Co.	4.875%	2/15/20	175	196
Boeing Co.	1.650%	10/30/20	100	101
Boeing Co.	2.200%	10/30/22	100	102
Boeing Co.	1.875%	6/15/23	100	99
Boeing Co.	2.500%	3/1/25	500	511
Boeing Co.	2.250%	6/15/26	100	100
Boeing Co.	6.625%	2/15/38	50	73
Boeing Co.	6.875%	3/15/39	75	113
Boeing Co.	5.875%	2/15/40	275	376
Boeing Co.	3.375%	6/15/46	75	75
Carlisle Cos. Inc.	3.750%	11/15/22	75	77
Caterpillar Financial Services Corp.	1.500%	2/23/18	450	452
Caterpillar Financial Services Corp.	1.800%	11/13/18	250	252
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	595
Caterpillar Financial Services Corp.	2.250%	12/1/19	550	561
Caterpillar Financial Services Corp.	2.000%	3/5/20	250	254
Caterpillar Financial Services Corp.	2.500%	11/13/20	50	51
Caterpillar Financial Services Corp.	1.700%	8/9/21	300	297
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	104
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	268
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	99
Caterpillar Inc.	3.900%	5/27/21	125	137
Caterpillar Inc.	2.600%	6/26/22	50	52
Caterpillar Inc.	3.400%	5/15/24	250	270
Caterpillar Inc.	5.200%	5/27/41	150	186
Caterpillar Inc.	3.803%	8/15/42	343	352
Crane Co.	2.750%	12/15/18	50	51
Crane Co.	4.450%	12/15/23	50	54
CRH America Inc.	8.125%	7/15/18	100	110
CRH America Inc.	5.750%	1/15/21	75	85
Deere & Co.	4.375%	10/16/19	175	191
Deere & Co.	2.600%	6/8/22	125	130
Deere & Co.	5.375%	10/16/29	125	160
Deere & Co.	7.125%	3/3/31	100	143
Deere & Co.	3.900%	6/9/42	75	81
Dover Corp.	5.450%	3/15/18	200	212
Dover Corp.	3.150%	11/15/25	200	212
Dover Corp.	6.600%	3/15/38	75	108
Eaton Corp.	5.600%	5/15/18	300	320
Eaton Corp.	2.750%	11/2/22	200	207
Eaton Corp.	4.000%	11/2/32	25	27
Eaton Corp.	4.150%	11/2/42	50	53
Eaton Electric Holdings LLC	3.875%	12/15/20	100	107
Embraer Netherlands Finance BV	5.050%	6/15/25	200	202
7 Embraer Overseas Ltd.	5.696%	9/16/23	100	106
Emerson Electric Co.	5.250%	10/15/18	150	162
Emerson Electric Co.	4.875%	10/15/19	25	27

Emerson Electric Co.	4.250%	11/15/20	25	28
Emerson Electric Co.	2.625%	12/1/21	150	157
Emerson Electric Co.	3.150%	6/1/25	200	212
Emerson Electric Co.	6.000%	8/15/32	275	356
FLIR Systems Inc.	3.125%	6/15/21	50	51
Flowserve Corp.	3.500%	9/15/22	250	259
Flowserve Corp.	4.000%	11/15/23	50	53
7 Fortive Corp.	2.350%	6/15/21	100	101
7 Fortive Corp.	3.150%	6/15/26	200	206
7 Fortive Corp.	4.300%	6/15/46	100	107
Fortune Brands Home & Security Inc.	3.000%	6/15/20	75	77
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	108
General Dynamics Corp.	1.000%	11/15/17	275	275
General Dynamics Corp.	1.875%	8/15/23	300	297
General Dynamics Corp.	3.600%	11/15/42	100	107
General Electric Capital Corp.	1.250%	5/15/17	150	150
General Electric Capital Corp.	1.600%	11/20/17	175	176
General Electric Capital Corp.	2.300%	1/14/19	150	154
General Electric Capital Corp.	6.000%	8/7/19	194	219
General Electric Capital Corp.	2.100%	12/11/19	25	26
General Electric Capital Corp.	5.500%	1/8/20	236	267
General Electric Capital Corp.	2.200%	1/9/20	165	169
General Electric Capital Corp.	5.550%	5/4/20	108	123
General Electric Capital Corp.	4.375%	9/16/20	128	142
General Electric Capital Corp.	4.625%	1/7/21	201	226
General Electric Capital Corp.	5.300%	2/11/21	172	197
General Electric Capital Corp.	4.650%	10/17/21	347	395
General Electric Capital Corp.	3.150%	9/7/22	91	97
General Electric Capital Corp.	3.100%	1/9/23	224	238
General Electric Capital Corp.	3.450%	5/15/24	160	174
General Electric Capital Corp.	6.750%	3/15/32	705	990
General Electric Capital Corp.	6.150%	8/7/37	161	223
General Electric Capital Corp.	5.875%	1/14/38	510	685
General Electric Capital Corp.	6.875%	1/10/39	413	622
General Electric Co.	5.250%	12/6/17	665	697
General Electric Co.	2.700%	10/9/22	1,100	1,144
General Electric Co.	4.125%	10/9/42	375	410
General Electric Co.	4.500%	3/11/44	350	403
Harris Corp.	1.999%	4/27/18	125	126
Harris Corp.	2.700%	4/27/20	75	76
Harris Corp.	4.400%	12/15/20	375	407
Harris Corp.	3.832%	4/27/25	200	212
Harris Corp.	4.854%	4/27/35	100	110
Harris Corp.	6.150%	12/15/40	75	95
Harris Corp.	5.054%	4/27/45	100	114
Hexcel Corp.	4.700%	8/15/25	100	109
Honeywell International Inc.	5.300%	3/1/18	500	529
Honeywell International Inc.	4.250%	3/1/21	450	502
Honeywell International Inc.	5.700%	3/15/37	200	268
Honeywell International Inc.	5.375%	3/1/41	150	200
Hubbell Inc.	3.350%	3/1/26	75	79
Illinois Tool Works Inc.	6.250%	4/1/19	100	112
Illinois Tool Works Inc.	3.375%	9/15/21	100	108
Illinois Tool Works Inc.	3.500%	3/1/24	200	219
Illinois Tool Works Inc.	4.875%	9/15/41	75	92
Illinois Tool Works Inc.	3.900%	9/1/42	175	194
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	500	549

Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	52
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	275	305
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	25	31
John Deere Capital Corp.	1.350%	1/16/18	100	100
John Deere Capital Corp.	1.300%	3/12/18	125	125
John Deere Capital Corp.	1.750%	8/10/18	75	76
John Deere Capital Corp.	5.750%	9/10/18	275	299
John Deere Capital Corp.	1.950%	1/8/19	300	305
John Deere Capital Corp.	1.250%	10/9/19	500	497
John Deere Capital Corp.	1.700%	1/15/20	125	125
John Deere Capital Corp.	2.050%	3/10/20	250	254
John Deere Capital Corp.	2.450%	9/11/20	75	77
John Deere Capital Corp.	2.550%	1/8/21	500	518
John Deere Capital Corp.	2.800%	3/4/21	100	104
John Deere Capital Corp.	3.900%	7/12/21	100	110
John Deere Capital Corp.	3.150%	10/15/21	25	27
John Deere Capital Corp.	2.800%	1/27/23	50	52
John Deere Capital Corp.	2.800%	3/6/23	300	312
John Deere Capital Corp.	3.400%	9/11/25	75	81
John Deere Capital Corp.	2.650%	6/10/26	100	103
Kennametal Inc.	2.650%	11/1/19	75	76
Kennametal Inc.	3.875%	2/15/22	50	51
L-3 Communications Corp.	5.200%	10/15/19	100	109
L-3 Communications Corp.	4.750%	7/15/20	75	82
L-3 Communications Corp.	4.950%	2/15/21	75	83
L-3 Communications Corp.	3.950%	5/28/24	103	110
Lafarge SA	7.125%	7/15/36	100	127
Leggett & Platt Inc.	3.800%	11/15/24	100	105
Lockheed Martin Corp.	1.850%	11/23/18	75	76
Lockheed Martin Corp.	2.500%	11/23/20	140	145
Lockheed Martin Corp.	3.350%	9/15/21	725	777
Lockheed Martin Corp.	3.100%	1/15/23	200	211
Lockheed Martin Corp.	3.550%	1/15/26	330	357
Lockheed Martin Corp.	3.600%	3/1/35	150	154
Lockheed Martin Corp.	4.500%	5/15/36	100	115
Lockheed Martin Corp.	6.150%	9/1/36	375	506
Lockheed Martin Corp.	5.500%	11/15/39	25	31
Lockheed Martin Corp.	4.700%	5/15/46	375	447
Martin Marietta Materials Inc.	6.600%	4/15/18	150	158
Martin Marietta Materials Inc.	4.250%	7/2/24	100	107
Mohawk Industries Inc.	3.850%	2/1/23	100	105
Northrop Grumman Corp.	1.750%	6/1/18	275	277
Northrop Grumman Corp.	3.500%	3/15/21	200	214
Northrop Grumman Corp.	3.250%	8/1/23	150	160
Northrop Grumman Corp.	5.050%	11/15/40	50	60
Northrop Grumman Corp.	4.750%	6/1/43	275	326
Owens Corning	4.200%	12/15/22	150	161
Owens Corning	3.400%	8/15/26	200	201
Parker-Hannifin Corp.	5.500%	5/15/18	50	53
Parker-Hannifin Corp.	3.500%	9/15/22	100	109
Parker-Hannifin Corp.	3.300%	11/21/24	100	107
Parker-Hannifin Corp.	6.250%	5/15/38	25	36
Parker-Hannifin Corp.	4.450%	11/21/44	200	238
Pentair Finance SA	2.650%	12/1/19	250	255
Precision Castparts Corp.	1.250%	1/15/18	325	325
Precision Castparts Corp.	2.250%	6/15/20	150	154
Precision Castparts Corp.	2.500%	1/15/23	275	284

Precision Castparts Corp.	3.250%	6/15/25	100	107
Precision Castparts Corp.	3.900%	1/15/43	75	82
Precision Castparts Corp.	4.375%	6/15/45	100	118
Raytheon Co.	4.400%	2/15/20	100	110
Raytheon Co.	3.125%	10/15/20	25	26
Raytheon Co.	2.500%	12/15/22	275	285
Raytheon Co.	7.200%	8/15/27	25	35
Raytheon Co.	4.700%	12/15/41	500	607
Republic Services Inc.	3.800%	5/15/18	150	156
Republic Services Inc.	5.500%	9/15/19	150	166
Republic Services Inc.	5.000%	3/1/20	125	138
Republic Services Inc.	5.250%	11/15/21	75	86
Republic Services Inc.	3.550%	6/1/22	50	54
Republic Services Inc.	3.200%	3/15/25	250	262
Republic Services Inc.	6.200%	3/1/40	50	68
Republic Services Inc.	5.700%	5/15/41	100	128
Rockwell Automation Inc.	5.650%	12/1/17	25	26
Rockwell Automation Inc.	6.700%	1/15/28	50	68
Rockwell Automation Inc.	6.250%	12/1/37	100	136
Rockwell Collins Inc.	5.250%	7/15/19	25	28
Rockwell Collins Inc.	3.100%	11/15/21	50	52
Rockwell Collins Inc.	4.800%	12/15/43	65	78
Roper Technologies Inc.	1.850%	11/15/17	75	75
Roper Technologies Inc.	2.050%	10/1/18	200	202
Roper Technologies Inc.	6.250%	9/1/19	75	84
Roper Technologies Inc.	3.000%	12/15/20	125	130
Roper Technologies Inc.	3.850%	12/15/25	100	107
Snap-on Inc.	6.125%	9/1/21	75	90
Sonoco Products Co.	4.375%	11/1/21	25	27
Sonoco Products Co.	5.750%	11/1/40	145	171
Spirit AeroSystems Inc.	3.850%	6/15/26	65	68
Stanley Black & Decker Inc.	2.451%	11/17/18	100	102
Stanley Black & Decker Inc.	3.400%	12/1/21	150	161
Stanley Black & Decker Inc.	5.200%	9/1/40	125	151
Textron Inc.	3.875%	3/1/25	250	263
Textron Inc.	4.000%	3/15/26	100	105
Timken CO	3.875%	9/1/24	100	100
Tyco International Finance SA	3.900%	2/14/26	150	163
Tyco International Finance SA	5.125%	9/14/45	100	119
United Technologies Corp.	5.375%	12/15/17	575	604
United Technologies Corp.	4.500%	4/15/20	100	111
United Technologies Corp.	3.100%	6/1/22	535	575
United Technologies Corp.	6.700%	8/1/28	100	136
United Technologies Corp.	7.500%	9/15/29	125	186
United Technologies Corp.	5.400%	5/1/35	150	187
United Technologies Corp.	6.050%	6/1/36	100	134
United Technologies Corp.	6.125%	7/15/38	300	409
United Technologies Corp.	5.700%	4/15/40	100	132
United Technologies Corp.	4.500%	6/1/42	550	639
United Technologies Corp.	4.150%	5/15/45	100	111
Valmont Industries Inc.	5.000%	10/1/44	180	175
Valmont Industries Inc.	5.250%	10/1/54	100	93
Vulcan Materials Co.	7.500%	6/15/21	100	121
Vulcan Materials Co.	4.500%	4/1/25	200	217
Waste Management Inc.	6.100%	3/15/18	375	401
Waste Management Inc.	4.600%	3/1/21	50	56
Waste Management Inc.	2.400%	5/15/23	175	177

Waste Management Inc.	3.500%	5/15/24	100	108
Waste Management Inc.	3.900%	3/1/35	250	267
Waste Management Inc.	4.100%	3/1/45	100	110
WW Grainger Inc.	4.600%	6/15/45	450	528
WW Grainger Inc.	3.750%	5/15/46	75	78

Communication (2.7%)
21st Century Fox America Inc.	4.500%	2/15/21	550	609
21st Century Fox America Inc.	3.000%	9/15/22	150	156
21st Century Fox America Inc.	3.700%	10/15/25	100	108
21st Century Fox America Inc.	6.550%	3/15/33	300	384
21st Century Fox America Inc.	6.200%	12/15/34	350	443
21st Century Fox America Inc.	6.400%	12/15/35	365	470
21st Century Fox America Inc.	8.150%	10/17/36	175	255
21st Century Fox America Inc.	6.150%	3/1/37	100	126
21st Century Fox America Inc.	6.900%	8/15/39	100	134
21st Century Fox America Inc.	6.150%	2/15/41	250	317
21st Century Fox America Inc.	4.750%	9/15/44	100	110
21st Century Fox America Inc.	7.750%	12/1/45	100	149
7 Activision Blizzard Inc.	2.300%	9/15/21	125	125
7 Activision Blizzard Inc.	3.400%	9/15/26	175	176
America Movil SAB de CV	5.625%	11/15/17	150	157
America Movil SAB de CV	5.000%	10/16/19	400	437
America Movil SAB de CV	6.375%	3/1/35	175	212
America Movil SAB de CV	6.125%	11/15/37	150	181
America Movil SAB de CV	6.125%	3/30/40	475	572
America Movil SAB de CV	4.375%	7/16/42	250	247
American Tower Corp.	4.500%	1/15/18	225	233
American Tower Corp.	2.800%	6/1/20	75	77
American Tower Corp.	3.450%	9/15/21	625	657
American Tower Corp.	5.900%	11/1/21	500	583
American Tower Corp.	2.250%	1/15/22	125	125
American Tower Corp.	3.500%	1/31/23	50	52
American Tower Corp.	5.000%	2/15/24	150	170
American Tower Corp.	4.000%	6/1/25	100	107
American Tower Corp.	4.400%	2/15/26	100	110
American Tower Corp.	3.125%	1/15/27	100	100
AT&T Inc.	1.400%	12/1/17	200	200
AT&T Inc.	5.500%	2/1/18	100	105
AT&T Inc.	5.600%	5/15/18	450	480
AT&T Inc.	2.375%	11/27/18	400	408
AT&T Inc.	5.800%	2/15/19	250	274
AT&T Inc.	2.300%	3/11/19	100	102
AT&T Inc.	5.875%	10/1/19	750	838
AT&T Inc.	2.450%	6/30/20	500	511
AT&T Inc.	4.600%	2/15/21	175	192
AT&T Inc.	5.000%	3/1/21	750	839
AT&T Inc.	4.450%	5/15/21	275	302
AT&T Inc.	3.875%	8/15/21	250	270
AT&T Inc.	3.000%	2/15/22	300	310
AT&T Inc.	3.000%	6/30/22	500	514
AT&T Inc.	2.625%	12/1/22	350	354
AT&T Inc.	3.600%	2/17/23	1,125	1,185
AT&T Inc.	4.450%	4/1/24	100	110
AT&T Inc.	3.950%	1/15/25	200	212
AT&T Inc.	4.125%	2/17/26	1,025	1,108
AT&T Inc.	6.450%	6/15/34	265	328

AT&T Inc.	4.500%	5/15/35	200	211
AT&T Inc.	6.500%	9/1/37	175	220
AT&T Inc.	6.300%	1/15/38	275	342
AT&T Inc.	6.550%	2/15/39	50	64
AT&T Inc.	6.350%	3/15/40	100	126
AT&T Inc.	6.000%	8/15/40	300	360
AT&T Inc.	5.350%	9/1/40	881	983
AT&T Inc.	5.550%	8/15/41	225	259
AT&T Inc.	5.150%	3/15/42	375	411
AT&T Inc.	4.300%	12/15/42	271	270
AT&T Inc.	4.800%	6/15/44	600	631
AT&T Inc.	4.350%	6/15/45	699	688
AT&T Inc.	4.750%	5/15/46	600	628
7 AT&T Inc.	4.500%	3/9/48	282	284
7 AT&T Inc.	4.550%	3/9/49	62	63
AT&T Mobility LLC	7.125%	12/15/31	175	238
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	106
BellSouth LLC	6.875%	10/15/31	78	97
BellSouth LLC	6.550%	6/15/34	79	94
BellSouth LLC	6.000%	11/15/34	64	73
BellSouth Telecommunications LLC	6.375%	6/1/28	45	54
British Telecommunications plc	5.950%	1/15/18	300	318
British Telecommunications plc	9.375%	12/15/30	440	712
CBS Corp.	4.300%	2/15/21	275	299
CBS Corp.	3.700%	8/15/24	175	183
CBS Corp.	3.500%	1/15/25	300	309
CBS Corp.	5.900%	10/15/40	275	328
CBS Corp.	4.600%	1/15/45	125	129
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	268
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	475	496
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	250	270
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	925	1,020
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	350	412
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	600	724
7 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	75	90
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	195
Comcast Cable Communications LLC	8.875%	5/1/17	500	521
Comcast Corp.	5.875%	2/15/18	325	345
Comcast Corp.	5.700%	5/15/18	175	187
Comcast Corp.	5.700%	7/1/19	850	948
Comcast Corp.	5.150%	3/1/20	325	364
Comcast Corp.	3.375%	2/15/25	150	161
Comcast Corp.	3.375%	8/15/25	250	269
Comcast Corp.	3.150%	3/1/26	150	159
Comcast Corp.	4.250%	1/15/33	275	306
Comcast Corp.	4.200%	8/15/34	175	193
Comcast Corp.	5.650%	6/15/35	400	514
Comcast Corp.	4.400%	8/15/35	200	226
Comcast Corp.	6.500%	11/15/35	750	1,040

Comcast Corp.	3.200%	7/15/36	175	171
Comcast Corp.	6.450%	3/15/37	75	104
Comcast Corp.	6.950%	8/15/37	225	328
Comcast Corp.	4.650%	7/15/42	535	619
Comcast Corp.	4.500%	1/15/43	125	141
Comcast Corp.	4.600%	8/15/45	250	289
Comcast Corp.	3.400%	7/15/46	250	243
Crown Castle International Corp.	3.400%	2/15/21	500	523
Crown Castle International Corp.	2.250%	9/1/21	125	125
Crown Castle International Corp.	4.875%	4/15/22	150	167
Crown Castle International Corp.	5.250%	1/15/23	275	311
Crown Castle International Corp.	4.450%	2/15/26	350	385
Crown Castle International Corp.	3.700%	6/15/26	175	183
Deutsche Telekom International Finance BV	6.750%	8/20/18	75	82
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	168
Deutsche Telekom International Finance BV	8.750%	6/15/30	700	1,091
Discovery Communications LLC	5.050%	6/1/20	350	383
Discovery Communications LLC	4.375%	6/15/21	25	27
Discovery Communications LLC	3.300%	5/15/22	125	128
Discovery Communications LLC	3.250%	4/1/23	100	101
Discovery Communications LLC	3.450%	3/15/25	150	148
Discovery Communications LLC	4.900%	3/11/26	150	163
Discovery Communications LLC	4.875%	4/1/43	125	119
Electronic Arts Inc.	3.700%	3/1/21	100	106
Grupo Televisa SAB	6.625%	3/18/25	100	121
Grupo Televisa SAB	4.625%	1/30/26	500	534
Grupo Televisa SAB	6.625%	1/15/40	175	200
Historic TW Inc.	9.150%	2/1/23	195	264
Historic TW Inc.	6.625%	5/15/29	175	230
Interpublic Group of Cos. Inc.	3.750%	2/15/23	300	314
Interpublic Group of Cos. Inc.	4.200%	4/15/24	175	188
Koninklijke KPN NV	8.375%	10/1/30	175	247
Moody's Corp.	4.500%	9/1/22	175	196
Moody's Corp.	4.875%	2/15/24	250	285
Moody's Corp.	5.250%	7/15/44	250	308
NBCUniversal Media LLC	5.150%	4/30/20	125	140
NBCUniversal Media LLC	4.375%	4/1/21	175	195
NBCUniversal Media LLC	2.875%	1/15/23	225	234
NBCUniversal Media LLC	6.400%	4/30/40	300	422
NBCUniversal Media LLC	5.950%	4/1/41	150	201
NBCUniversal Media LLC	4.450%	1/15/43	325	366
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	116
Omnicom Group Inc.	4.450%	8/15/20	300	328
Omnicom Group Inc.	3.625%	5/1/22	325	348
Omnicom Group Inc.	3.650%	11/1/24	200	212
Omnicom Group Inc.	3.600%	4/15/26	425	449
Orange SA	4.125%	9/14/21	325	360
Orange SA	9.000%	3/1/31	425	678
Orange SA	5.375%	1/13/42	250	300
Orange SA	5.500%	2/6/44	250	314
Pacific Bell Telephone Co.	7.125%	3/15/26	50	65
Qwest Corp.	6.750%	12/1/21	200	223
Qwest Corp.	7.250%	9/15/25	25	27
Qwest Corp.	6.875%	9/15/33	446	445
Qwest Corp.	7.125%	11/15/43	100	101
RELX Capital Inc.	3.125%	10/15/22	282	288
Rogers Communications Inc.	6.800%	8/15/18	150	164

Rogers Communications Inc.	3.000%	3/15/23	205	214
Rogers Communications Inc.	4.100%	10/1/23	175	195
Rogers Communications Inc.	4.500%	3/15/43	65	70
Rogers Communications Inc.	5.000%	3/15/44	190	223
S&P Global Inc.	2.500%	8/15/18	100	102
S&P Global Inc.	3.300%	8/14/20	125	131
S&P Global Inc.	4.000%	6/15/25	125	136
S&P Global Inc.	4.400%	2/15/26	200	225
S&P Global Inc.	6.550%	11/15/37	150	189
Scripps Networks Interactive Inc.	2.750%	11/15/19	150	154
Scripps Networks Interactive Inc.	2.800%	6/15/20	100	103
Scripps Networks Interactive Inc.	3.900%	11/15/24	50	53
Telefonica Emisiones SAU	3.192%	4/27/18	325	332
Telefonica Emisiones SAU	5.877%	7/15/19	100	110
Telefonica Emisiones SAU	5.134%	4/27/20	225	248
Telefonica Emisiones SAU	5.462%	2/16/21	225	256
Telefonica Emisiones SAU	4.570%	4/27/23	500	555
Telefonica Emisiones SAU	7.045%	6/20/36	425	558
TELUS Corp.	2.800%	2/16/27	300	300
Thomson Reuters Corp.	4.700%	10/15/19	300	324
Thomson Reuters Corp.	3.850%	9/29/24	100	106
Thomson Reuters Corp.	5.500%	8/15/35	75	86
Thomson Reuters Corp.	5.850%	4/15/40	150	180
Thomson Reuters Corp.	5.650%	11/23/43	375	447
Time Warner Cable Inc.	6.750%	7/1/18	850	923
Time Warner Cable Inc.	8.750%	2/14/19	200	231
Time Warner Cable Inc.	8.250%	4/1/19	225	259
Time Warner Cable Inc.	5.000%	2/1/20	350	380
Time Warner Cable Inc.	6.550%	5/1/37	200	237
Time Warner Cable Inc.	7.300%	7/1/38	50	64
Time Warner Cable Inc.	6.750%	6/15/39	200	243
Time Warner Cable Inc.	5.875%	11/15/40	600	665
Time Warner Cable Inc.	4.500%	9/15/42	350	334
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	228
Time Warner Entertainment Co. LP	8.375%	7/15/33	250	341
Time Warner Inc.	4.875%	3/15/20	350	386
Time Warner Inc.	4.700%	1/15/21	50	56
Time Warner Inc.	4.750%	3/29/21	425	476
Time Warner Inc.	3.600%	7/15/25	225	239
Time Warner Inc.	3.875%	1/15/26	100	108
Time Warner Inc.	7.625%	4/15/31	300	425
Time Warner Inc.	7.700%	5/1/32	375	532
Time Warner Inc.	6.500%	11/15/36	175	226
Time Warner Inc.	6.200%	3/15/40	100	128
Time Warner Inc.	6.100%	7/15/40	175	220
Time Warner Inc.	6.250%	3/29/41	50	65
Time Warner Inc.	4.900%	6/15/42	325	363
Time Warner Inc.	5.350%	12/15/43	25	30
Time Warner Inc.	4.850%	7/15/45	100	112
Verizon Communications Inc.	1.350%	6/9/17	200	200
Verizon Communications Inc.	5.500%	2/15/18	475	502
Verizon Communications Inc.	3.650%	9/14/18	560	585
Verizon Communications Inc.	1.375%	8/15/19	250	249
Verizon Communications Inc.	2.625%	2/21/20	539	555
Verizon Communications Inc.	4.500%	9/15/20	560	615
Verizon Communications Inc.	3.450%	3/15/21	300	320
Verizon Communications Inc.	4.600%	4/1/21	775	864

Verizon Communications Inc.	1.750%	8/15/21	225	223
Verizon Communications Inc.	3.000%	11/1/21	800	837
Verizon Communications Inc.	3.500%	11/1/21	100	107
Verizon Communications Inc.	5.150%	9/15/23	1,230	1,433
Verizon Communications Inc.	4.150%	3/15/24	300	330
Verizon Communications Inc.	3.500%	11/1/24	100	107
Verizon Communications Inc.	2.625%	8/15/26	475	468
Verizon Communications Inc.	7.750%	12/1/30	300	434
Verizon Communications Inc.	6.400%	9/15/33	154	200
Verizon Communications Inc.	5.050%	3/15/34	225	253
Verizon Communications Inc.	4.400%	11/1/34	575	611
Verizon Communications Inc.	5.850%	9/15/35	425	528
Verizon Communications Inc.	4.272%	1/15/36	888	926
Verizon Communications Inc.	6.250%	4/1/37	60	76
Verizon Communications Inc.	6.400%	2/15/38	375	487
Verizon Communications Inc.	6.900%	4/15/38	165	222
Verizon Communications Inc.	4.750%	11/1/41	200	218
Verizon Communications Inc.	6.550%	9/15/43	912	1,229
Verizon Communications Inc.	4.125%	8/15/46	400	401
Verizon Communications Inc.	4.862%	8/21/46	256	285
Verizon Communications Inc.	4.522%	9/15/48	788	835
Verizon Communications Inc.	5.012%	8/21/54	1,074	1,191
Verizon Communications Inc.	4.672%	3/15/55	888	931
Viacom Inc.	6.125%	10/5/17	75	78
Viacom Inc.	2.500%	9/1/18	125	126
Viacom Inc.	2.200%	4/1/19	300	301
Viacom Inc.	5.625%	9/15/19	275	301
Viacom Inc.	3.875%	12/15/21	25	27
Viacom Inc.	3.125%	6/15/22	50	51
Viacom Inc.	4.250%	9/1/23	75	80
Viacom Inc.	3.875%	4/1/24	300	309
Viacom Inc.	6.875%	4/30/36	375	442
Viacom Inc.	4.375%	3/15/43	856	788
Viacom Inc.	5.850%	9/1/43	75	85
Viacom Inc.	5.250%	4/1/44	50	52
Vodafone Group plc	1.500%	2/19/18	50	50
Vodafone Group plc	5.450%	6/10/19	150	164
Vodafone Group plc	2.500%	9/26/22	75	75
Vodafone Group plc	2.950%	2/19/23	415	425
Vodafone Group plc	7.875%	2/15/30	150	208
Vodafone Group plc	6.150%	2/27/37	125	152
Vodafone Group plc	4.375%	2/19/43	500	501
Walt Disney Co.	1.100%	12/1/17	400	400
Walt Disney Co.	5.875%	12/15/17	175	185
Walt Disney Co.	1.500%	9/17/18	100	101
Walt Disney Co.	1.650%	1/8/19	100	101
Walt Disney Co.	1.850%	5/30/19	50	51
Walt Disney Co.	2.150%	9/17/20	150	154
Walt Disney Co.	2.300%	2/12/21	250	258
Walt Disney Co.	2.750%	8/16/21	100	106
Walt Disney Co.	2.350%	12/1/22	75	77
Walt Disney Co.	3.150%	9/17/25	150	163
Walt Disney Co.	3.000%	2/13/26	300	318
Walt Disney Co.	1.850%	7/30/26	250	239
Walt Disney Co.	4.375%	8/16/41	75	87
Walt Disney Co.	4.125%	12/1/41	275	309
Walt Disney Co.	3.700%	12/1/42	125	132

Walt Disney Co.	4.125%	6/1/44	75	85
WPP Finance 2010	4.750%	11/21/21	208	233
WPP Finance 2010	3.625%	9/7/22	200	214
WPP Finance 2010	3.750%	9/19/24	100	106

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	5.750%	5/1/20	125	138
Alibaba Group Holding Ltd.	1.625%	11/28/17	275	275
Alibaba Group Holding Ltd.	2.500%	11/28/19	360	364
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	312
Alibaba Group Holding Ltd.	3.600%	11/28/24	200	208
Alibaba Group Holding Ltd.	4.500%	11/28/34	80	88
Amazon.com Inc.	1.200%	11/29/17	200	200
Amazon.com Inc.	2.600%	12/5/19	300	311
Amazon.com Inc.	3.300%	12/5/21	200	214
Amazon.com Inc.	2.500%	11/29/22	150	155
Amazon.com Inc.	3.800%	12/5/24	120	133
Amazon.com Inc.	4.800%	12/5/34	225	265
Amazon.com Inc.	4.950%	12/5/44	250	306
American Honda Finance Corp.	1.550%	12/11/17	500	502
American Honda Finance Corp.	1.600%	7/13/18	100	101
American Honda Finance Corp.	2.125%	10/10/18	125	127
American Honda Finance Corp.	1.200%	7/12/19	200	199
American Honda Finance Corp.	2.250%	8/15/19	275	282
American Honda Finance Corp.	2.450%	9/24/20	225	231
American Honda Finance Corp.	1.650%	7/12/21	150	148
American Honda Finance Corp.	1.700%	9/9/21	200	198
American Honda Finance Corp.	2.300%	9/9/26	50	50
Automatic Data Processing Inc.	2.250%	9/15/20	175	181
Automatic Data Processing Inc.	3.375%	9/15/25	200	218
AutoNation Inc.	6.750%	4/15/18	50	53
AutoNation Inc.	5.500%	2/1/20	55	61
AutoNation Inc.	3.350%	1/15/21	60	62
AutoNation Inc.	4.500%	10/1/25	150	159
AutoZone Inc.	7.125%	8/1/18	50	55
AutoZone Inc.	3.700%	4/15/22	350	375
AutoZone Inc.	2.875%	1/15/23	50	51
AutoZone Inc.	3.125%	7/15/23	125	130
AutoZone Inc.	3.125%	4/21/26	100	102
Bed Bath & Beyond Inc.	4.915%	8/1/34	50	51
Bed Bath & Beyond Inc.	5.165%	8/1/44	150	146
Best Buy Co. Inc.	5.500%	3/15/21	25	28
Block Financial LLC	4.125%	10/1/20	94	98
Block Financial LLC	5.500%	11/1/22	75	81
Block Financial LLC	5.250%	10/1/25	100	108
BorgWarner Inc.	4.625%	9/15/20	25	27
BorgWarner Inc.	3.375%	3/15/25	75	77
BorgWarner Inc.	4.375%	3/15/45	100	105
Brinker International Inc.	3.875%	5/15/23	10	9
Carnival Corp.	3.950%	10/15/20	100	108
Coach Inc.	4.250%	4/1/25	70	73
Costco Wholesale Corp.	1.700%	12/15/19	200	202
Costco Wholesale Corp.	1.750%	2/15/20	200	202
Costco Wholesale Corp.	2.250%	2/15/22	100	103
Cummins Inc.	7.125%	3/1/28	100	138
Cummins Inc.	4.875%	10/1/43	125	149
CVS Health Corp.	1.900%	7/20/18	400	404

CVS Health Corp.	2.250%	12/5/18	300	305
CVS Health Corp.	2.250%	8/12/19	500	510
CVS Health Corp.	2.800%	7/20/20	475	492
CVS Health Corp.	2.125%	6/1/21	250	252
CVS Health Corp.	3.500%	7/20/22	150	161
CVS Health Corp.	2.750%	12/1/22	150	154
CVS Health Corp.	4.750%	12/1/22	150	170
CVS Health Corp.	4.000%	12/5/23	195	215
CVS Health Corp.	3.375%	8/12/24	750	794
CVS Health Corp.	5.000%	12/1/24	100	116
CVS Health Corp.	3.875%	7/20/25	465	507
CVS Health Corp.	2.875%	6/1/26	325	330
CVS Health Corp.	5.300%	12/5/43	50	62
CVS Health Corp.	5.125%	7/20/45	775	945
Daimler Finance North America LLC	8.500%	1/18/31	250	408
Delphi Automotive plc	3.150%	11/19/20	150	155
Delphi Automotive plc	4.250%	1/15/26	150	164
Delphi Automotive plc	4.400%	10/1/46	100	102
Delphi Corp.	4.150%	3/15/24	125	135
Dollar General Corp.	3.250%	4/15/23	150	155
Dollar General Corp.	4.150%	11/1/25	105	114
DR Horton Inc.	5.750%	8/15/23	100	115
eBay Inc.	2.200%	8/1/19	300	304
eBay Inc.	3.250%	10/15/20	75	78
eBay Inc.	2.875%	8/1/21	125	129
eBay Inc.	3.800%	3/9/22	100	107
eBay Inc.	2.600%	7/15/22	450	455
eBay Inc.	3.450%	8/1/24	125	130
eBay Inc.	4.000%	7/15/42	25	23
Expedia Inc.	5.950%	8/15/20	75	84
Expedia Inc.	4.500%	8/15/24	100	105
7 Expedia Inc.	5.000%	2/15/26	275	288
Ford Motor Co.	6.625%	10/1/28	425	533
Ford Motor Co.	6.375%	2/1/29	100	122
Ford Motor Co.	7.450%	7/16/31	375	495
Ford Motor Co.	4.750%	1/15/43	100	103
Ford Motor Co.	7.400%	11/1/46	100	145
Ford Motor Credit Co. LLC	1.724%	12/6/17	200	200
Ford Motor Credit Co. LLC	2.145%	1/9/18	500	503
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	682
Ford Motor Credit Co. LLC	2.551%	10/5/18	200	203
Ford Motor Credit Co. LLC	2.375%	3/12/19	550	556
Ford Motor Credit Co. LLC	2.597%	11/4/19	550	558
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	295
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	201
Ford Motor Credit Co. LLC	3.157%	8/4/20	200	206
Ford Motor Credit Co. LLC	3.200%	1/15/21	250	257
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	282
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	206
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	371
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	242
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	206
Ford Motor Credit Co. LLC	4.134%	8/4/25	300	317
Ford Motor Credit Co. LLC	4.389%	1/8/26	200	214
General Motors Co.	3.500%	10/2/18	100	103
General Motors Co.	4.875%	10/2/23	250	270
General Motors Co.	4.000%	4/1/25	100	102

General Motors Co.	5.000%	4/1/35	165	171
General Motors Co.	6.600%	4/1/36	50	60
General Motors Co.	6.250%	10/2/43	210	248
General Motors Co.	5.200%	4/1/45	480	499
General Motors Co.	6.750%	4/1/46	130	163
General Motors Financial Co. Inc.	3.250%	5/15/18	90	91
General Motors Financial Co. Inc.	6.750%	6/1/18	335	360
General Motors Financial Co. Inc.	3.100%	1/15/19	275	280
General Motors Financial Co. Inc.	2.400%	5/9/19	400	401
General Motors Financial Co. Inc.	3.500%	7/10/19	230	238
General Motors Financial Co. Inc.	3.150%	1/15/20	65	66
General Motors Financial Co. Inc.	3.200%	7/13/20	700	717
General Motors Financial Co. Inc.	3.700%	11/24/20	275	286
General Motors Financial Co. Inc.	4.200%	3/1/21	175	184
General Motors Financial Co. Inc.	3.200%	7/6/21	225	228
General Motors Financial Co. Inc.	4.375%	9/25/21	100	107
General Motors Financial Co. Inc.	3.450%	4/10/22	205	208
General Motors Financial Co. Inc.	3.700%	5/9/23	400	407
General Motors Financial Co. Inc.	4.250%	5/15/23	225	234
General Motors Financial Co. Inc.	4.000%	1/15/25	175	177
General Motors Financial Co. Inc.	4.300%	7/13/25	300	309
General Motors Financial Co. Inc.	5.250%	3/1/26	150	165
Harley-Davidson Inc.	3.500%	7/28/25	100	106
Harley-Davidson Inc.	4.625%	7/28/45	100	110
Harman International Industries Inc.	4.150%	5/15/25	100	103
Home Depot Inc.	3.950%	9/15/20	100	109
Home Depot Inc.	2.000%	4/1/21	175	178
Home Depot Inc.	4.400%	4/1/21	975	1,085
Home Depot Inc.	2.625%	6/1/22	215	223
Home Depot Inc.	3.750%	2/15/24	200	221
Home Depot Inc.	3.000%	4/1/26	125	132
Home Depot Inc.	2.125%	9/15/26	100	98
Home Depot Inc.	5.875%	12/16/36	825	1,134
Home Depot Inc.	5.400%	9/15/40	75	97
Home Depot Inc.	5.950%	4/1/41	125	171
Home Depot Inc.	4.200%	4/1/43	100	113
Home Depot Inc.	4.875%	2/15/44	200	245
Home Depot Inc.	4.250%	4/1/46	330	380
Home Depot Inc.	3.500%	9/15/56	225	219
Hyatt Hotels Corp.	5.375%	8/15/21	50	57
Hyatt Hotels Corp.	3.375%	7/15/23	25	26
Hyatt Hotels Corp.	4.850%	3/15/26	50	55
Johnson Controls Inc.	5.000%	3/30/20	125	136
Johnson Controls Inc.	4.250%	3/1/21	150	161
Johnson Controls Inc.	3.750%	12/1/21	100	108
Johnson Controls Inc.	3.625%	7/2/24	135	144
Johnson Controls Inc.	6.000%	1/15/36	50	60
Johnson Controls Inc.	5.250%	12/1/41	100	116
Johnson Controls Inc.	4.950%	7/2/64	100	105
Kohl's Corp.	4.000%	11/1/21	200	214
Kohl's Corp.	4.250%	7/17/25	100	103
Kohl's Corp.	5.550%	7/17/45	75	74
Lowe's Cos. Inc.	3.750%	4/15/21	500	547
Lowe's Cos. Inc.	3.875%	9/15/23	275	305
Lowe's Cos. Inc.	3.125%	9/15/24	100	106
Lowe's Cos. Inc.	3.375%	9/15/25	200	216
Lowe's Cos. Inc.	2.500%	4/15/26	250	251

Lowe's Cos. Inc.	6.875%	2/15/28	25	34
Lowe's Cos. Inc.	6.500%	3/15/29	200	270
Lowe's Cos. Inc.	5.800%	10/15/36	175	228
Lowe's Cos. Inc.	5.125%	11/15/41	325	400
Lowe's Cos. Inc.	5.000%	9/15/43	50	61
Lowe's Cos. Inc.	4.375%	9/15/45	50	57
Lowe's Cos. Inc.	3.700%	4/15/46	250	257
Macy's Retail Holdings Inc.	3.450%	1/15/21	100	105
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	256
Macy's Retail Holdings Inc.	4.500%	12/15/34	100	94
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	135
Macy's Retail Holdings Inc.	5.125%	1/15/42	175	165
Magna International Inc.	3.625%	6/15/24	120	127
Magna International Inc.	4.150%	10/1/25	100	110
Marriott International Inc.	3.000%	3/1/19	50	51
Marriott International Inc.	3.375%	10/15/20	225	235
Marriott International Inc.	2.875%	3/1/21	75	78
Marriott International Inc.	3.125%	10/15/21	50	52
Marriott International Inc.	2.300%	1/15/22	100	101
Marriott International Inc.	3.750%	10/1/25	65	69
Marriott International Inc.	3.125%	6/15/26	183	185
MasterCard Inc.	2.000%	4/1/19	75	76
MasterCard Inc.	3.375%	4/1/24	150	162
McDonald's Corp.	5.800%	10/15/17	325	340
McDonald's Corp.	5.350%	3/1/18	100	106
McDonald's Corp.	5.000%	2/1/19	100	108
McDonald's Corp.	1.875%	5/29/19	75	76
McDonald's Corp.	2.750%	12/9/20	75	78
McDonald's Corp.	3.625%	5/20/21	175	188
McDonald's Corp.	3.375%	5/26/25	175	185
McDonald's Corp.	3.700%	1/30/26	300	323
McDonald's Corp.	4.700%	12/9/35	200	226
McDonald's Corp.	6.300%	10/15/37	50	66
McDonald's Corp.	5.700%	2/1/39	100	125
McDonald's Corp.	3.700%	2/15/42	375	371
McDonald's Corp.	3.625%	5/1/43	25	24
McDonald's Corp.	4.600%	5/26/45	210	236
McDonald's Corp.	4.875%	12/9/45	300	349
Metropolitan Museum of Art New YorkRevenue
	3.400%	7/1/45	75	78
NIKE Inc.	3.625%	5/1/43	50	53
NIKE Inc.	3.875%	11/1/45	250	277
Nordstrom Inc.	6.250%	1/15/18	75	80
Nordstrom Inc.	4.750%	5/1/20	100	110
Nordstrom Inc.	4.000%	10/15/21	175	188
Nordstrom Inc.	5.000%	1/15/44	115	121
NVR Inc.	3.950%	9/15/22	100	107
O'Reilly Automotive Inc.	4.875%	1/14/21	25	28
O'Reilly Automotive Inc.	3.800%	9/1/22	100	106
O'Reilly Automotive Inc.	3.850%	6/15/23	75	81
O'Reilly Automotive Inc.	3.550%	3/15/26	100	106
PACCAR Financial Corp.	1.400%	11/17/17	85	85
PACCAR Financial Corp.	1.450%	3/9/18	100	101
PACCAR Financial Corp.	1.750%	8/14/18	50	51
PACCAR Financial Corp.	1.300%	5/10/19	150	150
PACCAR Financial Corp.	1.200%	8/12/19	50	50
PACCAR Financial Corp.	2.200%	9/15/19	50	51

PACCAR Financial Corp.	2.500%	8/14/20	75	77
PACCAR Financial Corp.	2.250%	2/25/21	75	77
Priceline Group Inc.	3.600%	6/1/26	300	314
QVC Inc.	3.125%	4/1/19	125	128
QVC Inc.	5.125%	7/2/22	25	27
QVC Inc.	4.850%	4/1/24	125	127
QVC Inc.	4.450%	2/15/25	100	98
QVC Inc.	5.950%	3/15/43	125	118
Ralph Lauren Corp.	2.125%	9/26/18	50	51
Ralph Lauren Corp.	2.625%	8/18/20	50	52
Ross Stores Inc.	3.375%	9/15/24	50	53
Signet UK Finance plc	4.700%	6/15/24	75	72
Staples Inc.	4.375%	1/12/23	100	103
Starbucks Corp.	2.100%	2/4/21	75	77
Starbucks Corp.	2.700%	6/15/22	75	79
Starbucks Corp.	3.850%	10/1/23	250	279
Starbucks Corp.	2.450%	6/15/26	100	102
Starbucks Corp.	4.300%	6/15/45	50	59
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	100	102
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	175	183
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	50	52
Target Corp.	6.000%	1/15/18	100	106
Target Corp.	2.300%	6/26/19	200	206
Target Corp.	2.900%	1/15/22	175	185
Target Corp.	3.500%	7/1/24	175	192
Target Corp.	2.500%	4/15/26	200	204
Target Corp.	6.350%	11/1/32	140	190
Target Corp.	6.500%	10/15/37	103	147
Target Corp.	4.000%	7/1/42	260	283
Target Corp.	3.625%	4/15/46	200	207
Tiffany & Co.	4.900%	10/1/44	50	51
TJX Cos. Inc.	6.950%	4/15/19	150	170
TJX Cos. Inc.	2.750%	6/15/21	125	131
TJX Cos. Inc.	2.500%	5/15/23	300	308
TJX Cos. Inc.	2.250%	9/15/26	200	197
Toyota Motor Credit Corp.	1.250%	10/5/17	175	175
Toyota Motor Credit Corp.	1.375%	1/10/18	300	300
Toyota Motor Credit Corp.	1.450%	1/12/18	100	100
Toyota Motor Credit Corp.	1.200%	4/6/18	100	100
Toyota Motor Credit Corp.	2.000%	10/24/18	25	25
Toyota Motor Credit Corp.	1.700%	2/19/19	300	302
Toyota Motor Credit Corp.	1.400%	5/20/19	300	300
Toyota Motor Credit Corp.	2.125%	7/18/19	500	509
Toyota Motor Credit Corp.	2.150%	3/12/20	300	306
Toyota Motor Credit Corp.	4.250%	1/11/21	125	138
Toyota Motor Credit Corp.	1.900%	4/8/21	200	202
Toyota Motor Credit Corp.	2.750%	5/17/21	200	209
Toyota Motor Credit Corp.	3.400%	9/15/21	75	81
Toyota Motor Credit Corp.	3.300%	1/12/22	175	188
Toyota Motor Credit Corp.	2.800%	7/13/22	100	105
Toyota Motor Credit Corp.	2.625%	1/10/23	100	104
Under Armour Inc.	3.250%	6/15/26	70	70
VF Corp.	5.950%	11/1/17	75	79
VF Corp.	3.500%	9/1/21	200	215
VF Corp.	6.450%	11/1/37	50	69
Visa Inc.	1.200%	12/14/17	575	576
Visa Inc.	2.200%	12/14/20	600	615

Visa Inc.	2.800%	12/14/22	250	262
Visa Inc.	3.150%	12/14/25	975	1,030
Visa Inc.	4.150%	12/14/35	275	311
Visa Inc.	4.300%	12/14/45	600	695
Wal-Mart Stores Inc.	5.800%	2/15/18	425	453
Wal-Mart Stores Inc.	1.125%	4/11/18	150	150
Wal-Mart Stores Inc.	1.950%	12/15/18	75	76
Wal-Mart Stores Inc.	3.625%	7/8/20	25	27
Wal-Mart Stores Inc.	3.250%	10/25/20	325	350
Wal-Mart Stores Inc.	4.250%	4/15/21	200	224
Wal-Mart Stores Inc.	2.550%	4/11/23	150	156
Wal-Mart Stores Inc.	3.300%	4/22/24	250	271
Wal-Mart Stores Inc.	5.875%	4/5/27	625	823
Wal-Mart Stores Inc.	7.550%	2/15/30	175	268
Wal-Mart Stores Inc.	5.250%	9/1/35	150	199
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,332
Wal-Mart Stores Inc.	6.200%	4/15/38	300	432
Wal-Mart Stores Inc.	5.000%	10/25/40	245	309
Wal-Mart Stores Inc.	5.625%	4/15/41	435	594
Wal-Mart Stores Inc.	4.000%	4/11/43	274	306
Wal-Mart Stores Inc.	4.300%	4/22/44	175	205
Walgreen Co.	3.100%	9/15/22	250	260
Walgreen Co.	4.400%	9/15/42	75	78
Walgreens Boots Alliance Inc.	1.750%	11/17/17	200	201
Walgreens Boots Alliance Inc.	1.750%	5/30/18	200	201
Walgreens Boots Alliance Inc.	2.700%	11/18/19	250	258
Walgreens Boots Alliance Inc.	2.600%	6/1/21	300	307
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	238
Walgreens Boots Alliance Inc.	3.800%	11/18/24	275	295
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	338
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	134
Walgreens Boots Alliance Inc.	4.800%	11/18/44	250	277
Walgreens Boots Alliance Inc.	4.650%	6/1/46	175	190
Western Union Co.	5.253%	4/1/20	133	147
Western Union Co.	6.200%	11/17/36	75	80
Western Union Co.	6.200%	6/21/40	50	53
Wyndham Worldwide Corp.	2.500%	3/1/18	50	51
Wyndham Worldwide Corp.	4.250%	3/1/22	175	186
Wyndham Worldwide Corp.	3.900%	3/1/23	50	52

Consumer Noncyclical (4.5%)
Abbott Laboratories	5.125%	4/1/19	350	383
Abbott Laboratories	2.000%	3/15/20	200	203
Abbott Laboratories	4.125%	5/27/20	25	27
Abbott Laboratories	2.550%	3/15/22	250	257
Abbott Laboratories	2.950%	3/15/25	175	179
Abbott Laboratories	5.300%	5/27/40	125	152
AbbVie Inc.	1.750%	11/6/17	600	602
AbbVie Inc.	1.800%	5/14/18	600	602
AbbVie Inc.	2.000%	11/6/18	225	227
AbbVie Inc.	2.500%	5/14/20	650	664
AbbVie Inc.	2.300%	5/14/21	175	176
AbbVie Inc.	2.900%	11/6/22	800	820
AbbVie Inc.	3.200%	11/6/22	275	286
AbbVie Inc.	2.850%	5/14/23	200	203
AbbVie Inc.	3.600%	5/14/25	525	549
AbbVie Inc.	3.200%	5/14/26	350	354

AbbVie Inc.	4.500%	5/14/35	475	506
AbbVie Inc.	4.300%	5/14/36	175	181
AbbVie Inc.	4.400%	11/6/42	476	495
AbbVie Inc.	4.700%	5/14/45	552	596
AbbVie Inc.	4.450%	5/14/46	250	261
Actavis Funding SCS	2.350%	3/12/18	575	581
Actavis Funding SCS	3.000%	3/12/20	624	644
Actavis Funding SCS	3.450%	3/15/22	507	530
Actavis Funding SCS	3.850%	6/15/24	200	212
Actavis Funding SCS	3.800%	3/15/25	690	730
Actavis Funding SCS	4.550%	3/15/35	450	480
Actavis Funding SCS	4.850%	6/15/44	345	381
Actavis Funding SCS	4.750%	3/15/45	350	383
Actavis Inc.	1.875%	10/1/17	100	100
Actavis Inc.	3.250%	10/1/22	575	596
Actavis Inc.	4.625%	10/1/42	175	187
Agilent Technologies Inc.	5.000%	7/15/20	100	111
Agilent Technologies Inc.	3.200%	10/1/22	300	311
Agilent Technologies Inc.	3.875%	7/15/23	100	107
Agilent Technologies Inc.	3.050%	9/22/26	75	76
Allergan Inc.	1.350%	3/15/18	40	40
Allergan Inc.	2.800%	3/15/23	100	100
4 Allina Health System	4.805%	11/15/45	50	60
Altria Group Inc.	9.250%	8/6/19	185	225
Altria Group Inc.	2.625%	1/14/20	500	517
Altria Group Inc.	4.750%	5/5/21	125	141
Altria Group Inc.	2.850%	8/9/22	325	339
Altria Group Inc.	2.950%	5/2/23	350	367
Altria Group Inc.	2.625%	9/16/26	75	76
Altria Group Inc.	4.250%	8/9/42	300	327
Altria Group Inc.	4.500%	5/2/43	100	113
Altria Group Inc.	5.375%	1/31/44	250	317
Altria Group Inc.	3.875%	9/16/46	50	52
AmerisourceBergen Corp.	4.875%	11/15/19	25	27
AmerisourceBergen Corp.	3.500%	11/15/21	300	321
AmerisourceBergen Corp.	3.400%	5/15/24	250	265
AmerisourceBergen Corp.	3.250%	3/1/25	125	132
AmerisourceBergen Corp.	4.250%	3/1/45	50	54
Amgen Inc.	5.700%	2/1/19	75	82
Amgen Inc.	2.125%	5/1/20	175	177
Amgen Inc.	3.450%	10/1/20	225	238
Amgen Inc.	4.100%	6/15/21	150	164
Amgen Inc.	1.850%	8/19/21	125	124
Amgen Inc.	3.875%	11/15/21	200	217
Amgen Inc.	2.700%	5/1/22	75	78
Amgen Inc.	3.625%	5/15/22	225	242
Amgen Inc.	2.250%	8/19/23	150	149
Amgen Inc.	3.625%	5/22/24	500	536
Amgen Inc.	3.125%	5/1/25	325	337
Amgen Inc.	2.600%	8/19/26	275	271
Amgen Inc.	4.950%	10/1/41	250	279
Amgen Inc.	4.400%	5/1/45	125	132
7 Amgen Inc.	4.563%	6/15/48	926	991
7 Amgen Inc.	4.663%	6/15/51	634	678
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	79
Anheuser-Busch Cos. LLC	6.800%	8/20/32	50	67
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	148

Anheuser-Busch Cos. LLC	6.500%	5/1/42	125	176
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	750	757
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	425	432
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	1,300	1,342
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	255
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,130	1,191
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	250	271
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	2,075	2,223
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,070	1,233
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	312
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	230
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,910	2,287
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	700	796
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	203
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	559
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	167
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	82
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	525	535
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	242
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	102
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	328
Archer-Daniels-Midland Co.	5.450%	3/15/18	60	64
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	183
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	199
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	103
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	118
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	59
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	27
Ascension Health	3.945%	11/15/46	125	137
4 Ascension Health	4.847%	11/15/53	75	93
AstraZeneca plc	1.750%	11/16/18	200	201
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	2.375%	11/16/20	350	358
AstraZeneca plc	3.375%	11/16/25	250	267
AstraZeneca plc	6.450%	9/15/37	450	629
AstraZeneca plc	4.000%	9/18/42	150	156
AstraZeneca plc	4.375%	11/16/45	250	277
Baxalta Inc.	2.000%	6/22/18	75	75
Baxalta Inc.	2.875%	6/23/20	175	179
Baxalta Inc.	3.600%	6/23/22	50	53
Baxalta Inc.	4.000%	6/23/25	300	320
Baxalta Inc.	5.250%	6/23/45	180	214
Baxter International Inc.	1.700%	8/15/21	150	149
Baxter International Inc.	2.600%	8/15/26	125	124
Baxter International Inc.	3.500%	8/15/46	100	95
Beam Suntory Inc.	3.250%	5/15/22	50	51
Becton Dickinson & Co.	1.800%	12/15/17	200	201
Becton Dickinson & Co.	5.000%	5/15/19	50	54
Becton Dickinson & Co.	6.375%	8/1/19	50	56
Becton Dickinson & Co.	2.675%	12/15/19	200	207
Becton Dickinson & Co.	3.250%	11/12/20	300	315
Becton Dickinson & Co.	3.125%	11/8/21	65	69
Becton Dickinson & Co.	3.300%	3/1/23	325	343
Becton Dickinson & Co.	3.734%	12/15/24	813	882
Becton Dickinson & Co.	4.685%	12/15/44	200	228
Biogen Inc.	6.875%	3/1/18	100	108
Biogen Inc.	2.900%	9/15/20	325	338

Biogen Inc.	3.625%	9/15/22	175	187
Biogen Inc.	4.050%	9/15/25	250	272
Biogen Inc.	5.200%	9/15/45	410	483
Boston Scientific Corp.	2.650%	10/1/18	285	291
Boston Scientific Corp.	6.000%	1/15/20	200	226
Boston Scientific Corp.	2.850%	5/15/20	100	103
Boston Scientific Corp.	3.375%	5/15/22	50	53
Boston Scientific Corp.	3.850%	5/15/25	150	160
Boston Scientific Corp.	7.000%	11/15/35	50	66
Boston Scientific Corp.	7.375%	1/15/40	125	170
Bottling Group LLC	5.125%	1/15/19	100	108
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	277
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	262
Bristol-Myers Squibb Co.	5.875%	11/15/36	62	84
Bristol-Myers Squibb Co.	6.125%	5/1/38	20	28
Bristol-Myers Squibb Co.	3.250%	8/1/42	200	200
Brown-Forman Corp.	1.000%	1/15/18	150	150
Brown-Forman Corp.	2.250%	1/15/23	50	50
Brown-Forman Corp.	3.750%	1/15/43	25	25
Brown-Forman Corp.	4.500%	7/15/45	100	115
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	322
Campbell Soup Co.	3.300%	3/19/25	125	133
Campbell Soup Co.	3.800%	8/2/42	75	76
Cardinal Health Inc.	1.700%	3/15/18	100	100
Cardinal Health Inc.	1.950%	6/15/18	200	202
Cardinal Health Inc.	4.625%	12/15/20	125	139
Cardinal Health Inc.	3.200%	3/15/23	150	158
Cardinal Health Inc.	3.750%	9/15/25	175	190
Cardinal Health Inc.	4.500%	11/15/44	100	111
Cardinal Health Inc.	4.900%	9/15/45	100	118
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	75	76
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	200
Celgene Corp.	2.125%	8/15/18	125	126
Celgene Corp.	2.300%	8/15/18	100	101
Celgene Corp.	2.250%	5/15/19	125	127
Celgene Corp.	2.875%	8/15/20	250	259
Celgene Corp.	3.950%	10/15/20	125	135
Celgene Corp.	3.250%	8/15/22	175	183
Celgene Corp.	3.550%	8/15/22	50	53
Celgene Corp.	4.000%	8/15/23	125	136
Celgene Corp.	3.625%	5/15/24	175	184
Celgene Corp.	3.875%	8/15/25	425	455
Celgene Corp.	5.700%	10/15/40	50	60
Celgene Corp.	5.250%	8/15/43	275	314
Celgene Corp.	4.625%	5/15/44	175	185
Celgene Corp.	5.000%	8/15/45	225	252
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	50	57
Church & Dwight Co. Inc.	2.450%	12/15/19	75	76
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	100	113
Clorox Co.	3.800%	11/15/21	50	55
Clorox Co.	3.500%	12/15/24	250	268
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	125	133
Coca-Cola Co.	1.375%	5/30/19	100	100
Coca-Cola Co.	1.875%	10/27/20	250	255
Coca-Cola Co.	2.450%	11/1/20	750	786
Coca-Cola Co.	3.150%	11/15/20	125	134
Coca-Cola Co.	1.550%	9/1/21	300	299

Coca-Cola Co.	3.300%	9/1/21	250	269
Coca-Cola Co.	3.200%	11/1/23	225	242
Coca-Cola Co.	2.875%	10/27/25	300	316
Coca-Cola Co.	2.550%	6/1/26	100	103
Coca-Cola Co.	2.250%	9/1/26	200	199
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	318
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	150	151
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	109
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	269
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	200	239
Colgate-Palmolive Co.	1.750%	3/15/19	75	76
Colgate-Palmolive Co.	2.450%	11/15/21	75	79
Colgate-Palmolive Co.	2.100%	5/1/23	280	283
Colgate-Palmolive Co.	3.250%	3/15/24	100	110
Colgate-Palmolive Co.	4.000%	8/15/45	100	115
ConAgra Foods Inc.	1.900%	1/25/18	75	76
ConAgra Foods Inc.	3.250%	9/15/22	125	130
ConAgra Foods Inc.	3.200%	1/25/23	426	443
ConAgra Foods Inc.	7.125%	10/1/26	69	89
ConAgra Foods Inc.	8.250%	9/15/30	50	71
Covidien International Finance SA	6.000%	10/15/17	225	235
Covidien International Finance SA	4.200%	6/15/20	100	109
Covidien International Finance SA	3.200%	6/15/22	200	212
CR Bard Inc.	1.375%	1/15/18	225	225
CR Bard Inc.	4.400%	1/15/21	75	82
CR Bard Inc.	3.000%	5/15/26	100	101
Danaher Corp.	1.650%	9/15/18	100	101
Danaher Corp.	2.400%	9/15/20	100	103
Danaher Corp.	3.350%	9/15/25	100	109
Danaher Corp.	4.375%	9/15/45	250	296
Diageo Capital plc	5.750%	10/23/17	25	26
Diageo Capital plc	4.828%	7/15/20	125	140
Diageo Capital plc	2.625%	4/29/23	500	515
Diageo Capital plc	5.875%	9/30/36	50	67
Diageo Investment Corp.	2.875%	5/11/22	600	629
Diageo Investment Corp.	4.250%	5/11/42	150	170
Dignity Health California GO	3.125%	11/1/22	50	51
Dignity Health California GO	3.812%	11/1/24	100	108
Dignity Health California GO	4.500%	11/1/42	100	107
Dignity Health California GO	5.267%	11/1/64	100	120
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	76
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	128
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	76
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	51
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	100	107
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	75	75
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	75	111
Edwards Lifesciences Corp.	2.875%	10/15/18	100	102
Eli Lilly & Co.	1.250%	3/1/18	200	201
Eli Lilly & Co.	1.950%	3/15/19	125	127
Eli Lilly & Co.	2.750%	6/1/25	150	158
Eli Lilly & Co.	5.550%	3/15/37	100	132
Eli Lilly & Co.	3.700%	3/1/45	160	171
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	226
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	77
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	98
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	26

Estee Lauder Cos. Inc.	4.375%	6/15/45	100	115
Express Scripts Holding Co.	4.750%	11/15/21	425	476
Express Scripts Holding Co.	3.900%	2/15/22	200	216
Express Scripts Holding Co.	3.000%	7/15/23	650	660
Express Scripts Holding Co.	4.500%	2/25/26	265	290
Express Scripts Holding Co.	3.400%	3/1/27	300	302
Express Scripts Holding Co.	6.125%	11/15/41	42	52
Express Scripts Holding Co.	4.800%	7/15/46	325	339
Flowers Foods Inc.	4.375%	4/1/22	75	81
Flowers Foods Inc.	3.500%	10/1/26	50	50
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	104
General Mills Inc.	1.400%	10/20/17	300	301
General Mills Inc.	5.650%	2/15/19	275	302
General Mills Inc.	2.200%	10/21/19	200	204
General Mills Inc.	3.150%	12/15/21	25	27
General Mills Inc.	5.400%	6/15/40	100	125
Gilead Sciences Inc.	1.850%	9/4/18	125	126
Gilead Sciences Inc.	2.050%	4/1/19	400	407
Gilead Sciences Inc.	2.350%	2/1/20	105	108
Gilead Sciences Inc.	2.550%	9/1/20	325	336
Gilead Sciences Inc.	4.500%	4/1/21	150	166
Gilead Sciences Inc.	4.400%	12/1/21	725	809
Gilead Sciences Inc.	3.250%	9/1/22	175	185
Gilead Sciences Inc.	2.500%	9/1/23	125	126
Gilead Sciences Inc.	3.700%	4/1/24	350	377
Gilead Sciences Inc.	3.500%	2/1/25	310	328
Gilead Sciences Inc.	3.650%	3/1/26	475	512
Gilead Sciences Inc.	4.600%	9/1/35	150	166
Gilead Sciences Inc.	5.650%	12/1/41	175	217
Gilead Sciences Inc.	4.800%	4/1/44	300	336
Gilead Sciences Inc.	4.500%	2/1/45	325	346
Gilead Sciences Inc.	4.750%	3/1/46	460	513
Gilead Sciences Inc.	4.150%	3/1/47	700	710
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	675	722
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	52
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	796
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	115
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	105
Hasbro Inc.	6.350%	3/15/40	125	154
Hasbro Inc.	5.100%	5/15/44	50	54
Hershey Co.	1.600%	8/21/18	75	76
Hershey Co.	4.125%	12/1/20	75	82
Hershey Co.	2.625%	5/1/23	100	103
Hershey Co.	3.200%	8/21/25	65	70
Hershey Co.	2.300%	8/15/26	100	99
Hillshire Brands Co.	4.100%	9/15/20	50	53
Hormel Foods Corp.	4.125%	4/15/21	25	28
Ingredion Inc.	4.625%	11/1/20	25	27
Ingredion Inc.	3.200%	10/1/26	100	102
Ingredion Inc.	6.625%	4/15/37	25	32
JM Smucker Co.	1.750%	3/15/18	75	75
JM Smucker Co.	2.500%	3/15/20	75	77
JM Smucker Co.	3.500%	10/15/21	125	134
JM Smucker Co.	3.000%	3/15/22	100	105
JM Smucker Co.	3.500%	3/15/25	150	161
JM Smucker Co.	4.250%	3/15/35	100	110
JM Smucker Co.	4.375%	3/15/45	100	111

Johnson & Johnson	5.150%	7/15/18	150	161
Johnson & Johnson	1.125%	3/1/19	150	150
Johnson & Johnson	2.950%	9/1/20	100	106
Johnson & Johnson	1.650%	3/1/21	200	203
Johnson & Johnson	2.050%	3/1/23	125	128
Johnson & Johnson	3.375%	12/5/23	200	221
Johnson & Johnson	2.450%	3/1/26	350	360
Johnson & Johnson	6.950%	9/1/29	25	37
Johnson & Johnson	4.950%	5/15/33	150	191
Johnson & Johnson	4.375%	12/5/33	100	120
Johnson & Johnson	3.550%	3/1/36	175	194
Johnson & Johnson	5.950%	8/15/37	375	549
Johnson & Johnson	4.500%	9/1/40	150	189
Johnson & Johnson	3.700%	3/1/46	400	446
Kaiser Foundation Hospitals	3.500%	4/1/22	50	54
Kaiser Foundation Hospitals	4.875%	4/1/42	100	125
Kellogg Co.	4.150%	11/15/19	125	135
Kellogg Co.	4.000%	12/15/20	172	188
Kellogg Co.	3.250%	4/1/26	125	130
Kellogg Co.	7.450%	4/1/31	25	35
Kellogg Co.	4.500%	4/1/46	250	271
Kimberly-Clark Corp.	6.250%	7/15/18	50	54
Kimberly-Clark Corp.	1.400%	2/15/19	125	126
Kimberly-Clark Corp.	3.625%	8/1/20	140	152
Kimberly-Clark Corp.	2.150%	8/15/20	50	51
Kimberly-Clark Corp.	2.650%	3/1/25	125	130
Kimberly-Clark Corp.	3.050%	8/15/25	50	54
Kimberly-Clark Corp.	2.750%	2/15/26	100	104
Kimberly-Clark Corp.	6.625%	8/1/37	250	371
Kimberly-Clark Corp.	3.200%	7/30/46	100	99
Koninklijke Philips NV	5.750%	3/11/18	100	106
Koninklijke Philips NV	3.750%	3/15/22	200	216
Koninklijke Philips NV	6.875%	3/11/38	80	106
Koninklijke Philips NV	5.000%	3/15/42	50	55
Kraft Foods Group Inc.	6.125%	8/23/18	175	190
Kraft Foods Group Inc.	5.375%	2/10/20	138	154
Kraft Foods Group Inc.	6.875%	1/26/39	425	591
Kraft Foods Group Inc.	5.000%	6/4/42	510	587
Kraft Heinz Foods Co.	2.000%	7/2/18	200	202
Kraft Heinz Foods Co.	2.800%	7/2/20	280	290
Kraft Heinz Foods Co.	3.500%	7/15/22	175	186
Kraft Heinz Foods Co.	3.950%	7/15/25	360	389
Kraft Heinz Foods Co.	3.000%	6/1/26	375	378
Kraft Heinz Foods Co.	5.000%	7/15/35	170	196
Kraft Heinz Foods Co.	5.200%	7/15/45	295	348
Kraft Heinz Foods Co.	4.375%	6/1/46	600	637
Kroger Co.	1.500%	9/30/19	100	100
Kroger Co.	2.650%	10/15/26	125	124
Kroger Co.	3.875%	10/15/46	50	50
Laboratory Corp. of America Holdings	2.500%	11/1/18	50	51
Laboratory Corp. of America Holdings	2.625%	2/1/20	50	51
Laboratory Corp. of America Holdings	3.200%	2/1/22	100	104
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	27
Laboratory Corp. of America Holdings	3.600%	2/1/25	175	184
Laboratory Corp. of America Holdings	4.700%	2/1/45	95	103
Life Technologies Corp.	6.000%	3/1/20	125	140
Life Technologies Corp.	5.000%	1/15/21	200	220

Mattel Inc.	1.700%	3/15/18	50	50
Mattel Inc.	2.350%	5/6/19	200	204
Mattel Inc.	2.350%	8/15/21	75	76
Mattel Inc.	3.150%	3/15/23	25	25
Mattel Inc.	5.450%	11/1/41	75	82
4 Mayo Clinic	3.774%	11/15/43	75	79
4 Mayo Clinic	4.128%	11/15/52	50	57
McCormick & Co. Inc.	3.900%	7/15/21	50	55
McCormick & Co. Inc.	3.500%	9/1/23	50	54
McCormick & Co. Inc.	3.250%	11/15/25	50	53
McKesson Corp.	7.500%	2/15/19	250	284
McKesson Corp.	2.284%	3/15/19	150	153
McKesson Corp.	4.750%	3/1/21	25	28
McKesson Corp.	3.796%	3/15/24	200	217
McKesson Corp.	6.000%	3/1/41	200	259
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	110
Mead Johnson Nutrition Co.	3.000%	11/15/20	150	156
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	136
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	124
Medtronic Inc.	1.500%	3/15/18	150	151
Medtronic Inc.	5.600%	3/15/19	25	28
Medtronic Inc.	2.500%	3/15/20	400	414
Medtronic Inc.	3.125%	3/15/22	260	275
Medtronic Inc.	3.150%	3/15/22	650	691
Medtronic Inc.	3.625%	3/15/24	50	54
Medtronic Inc.	3.500%	3/15/25	850	916
Medtronic Inc.	4.375%	3/15/35	468	532
Medtronic Inc.	6.500%	3/15/39	25	35
Medtronic Inc.	5.550%	3/15/40	200	253
Medtronic Inc.	4.500%	3/15/42	21	24
Medtronic Inc.	4.625%	3/15/44	55	64
Medtronic Inc.	4.625%	3/15/45	725	848
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	28
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	63
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	166
Merck & Co. Inc.	1.100%	1/31/18	50	50
Merck & Co. Inc.	1.300%	5/18/18	400	402
Merck & Co. Inc.	1.850%	2/10/20	200	204
Merck & Co. Inc.	3.875%	1/15/21	250	272
Merck & Co. Inc.	2.350%	2/10/22	225	231
Merck & Co. Inc.	2.400%	9/15/22	250	257
Merck & Co. Inc.	2.750%	2/10/25	200	207
Merck & Co. Inc.	6.500%	12/1/33	75	106
Merck & Co. Inc.	6.550%	9/15/37	125	178
Merck & Co. Inc.	3.600%	9/15/42	75	78
Merck & Co. Inc.	4.150%	5/18/43	200	227
Merck & Co. Inc.	3.700%	2/10/45	475	505
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	110
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	196
Molson Coors Brewing Co.	1.450%	7/15/19	100	100
Molson Coors Brewing Co.	2.100%	7/15/21	100	100
Molson Coors Brewing Co.	3.500%	5/1/22	25	27
Molson Coors Brewing Co.	3.000%	7/15/26	350	353
Molson Coors Brewing Co.	5.000%	5/1/42	100	116
Molson Coors Brewing Co.	4.200%	7/15/46	375	391

Mondelez International Inc.	6.125%	2/1/18	125	133
Mondelez International Inc.	2.250%	2/1/19	100	102
Mondelez International Inc.	5.375%	2/10/20	460	515
Mondelez International Inc.	4.000%	2/1/24	125	137
Mondelez International Inc.	6.500%	11/1/31	100	132
Mondelez International Inc.	6.500%	2/9/40	100	136
Mylan Inc.	2.600%	6/24/18	20	20
Mylan Inc.	2.550%	3/28/19	275	278
Mylan Inc.	4.200%	11/29/23	250	262
Mylan Inc.	5.400%	11/29/43	75	81
7 Mylan NV	2.500%	6/7/19	75	76
7 Mylan NV	3.150%	6/15/21	400	408
7 Mylan NV	3.950%	6/15/26	400	403
7 Mylan NV	5.250%	6/15/46	150	158
New York & Presbyterian Hospital	3.563%	8/1/36	50	53
New York & Presbyterian Hospital	4.024%	8/1/45	130	142
New York & Presbyterian Hospital	4.063%	8/1/56	75	81
New York & Presbyterian Hospital	4.763%	8/1/16	60	65
Newell Brands Inc.	2.050%	12/1/17	300	302
Newell Brands Inc.	2.150%	10/15/18	50	51
Newell Brands Inc.	2.600%	3/29/19	130	133
Newell Brands Inc.	3.150%	4/1/21	150	156
Newell Brands Inc.	3.850%	4/1/23	310	330
Newell Brands Inc.	4.000%	12/1/24	100	107
Newell Brands Inc.	3.900%	11/1/25	50	53
Newell Brands Inc.	4.200%	4/1/26	475	517
Newell Brands Inc.	5.375%	4/1/36	100	118
Newell Brands Inc.	5.500%	4/1/46	350	425
Northwell Healthcare Inc.	3.979%	11/1/46	150	152
Novant Health Inc.	5.850%	11/1/19	150	170
Novant Health Inc.	4.371%	11/1/43	150	172
Novartis Capital Corp.	2.400%	9/21/22	75	78
Novartis Capital Corp.	3.400%	5/6/24	400	438
Novartis Capital Corp.	3.000%	11/20/25	300	318
Novartis Capital Corp.	3.700%	9/21/42	75	79
Novartis Capital Corp.	4.400%	5/6/44	350	413
Novartis Capital Corp.	4.000%	11/20/45	250	277
Novartis Securities Investment Ltd.	5.125%	2/10/19	450	490
NYU Hospitals Center	4.784%	7/1/44	100	117
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	106
PepsiCo Inc.	1.000%	10/13/17	75	75
PepsiCo Inc.	1.250%	4/30/18	325	326
PepsiCo Inc.	5.000%	6/1/18	325	345
PepsiCo Inc.	7.900%	11/1/18	275	312
PepsiCo Inc.	4.500%	1/15/20	25	27
PepsiCo Inc.	1.850%	4/30/20	675	686
PepsiCo Inc.	2.150%	10/14/20	375	385
PepsiCo Inc.	3.000%	8/25/21	150	159
PepsiCo Inc.	2.750%	3/5/22	275	290
PepsiCo Inc.	2.750%	4/30/25	200	208
PepsiCo Inc.	3.500%	7/17/25	125	138
PepsiCo Inc.	5.500%	1/15/40	250	331
PepsiCo Inc.	4.875%	11/1/40	200	244
PepsiCo Inc.	4.000%	3/5/42	175	191
PepsiCo Inc.	4.250%	10/22/44	200	230
PepsiCo Inc.	4.450%	4/14/46	150	177

PerkinElmer Inc.	5.000%	11/15/21	100	110
Perrigo Co. plc	2.300%	11/8/18	310	311
Perrigo Co. plc	5.300%	11/15/43	150	155
Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	202
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	233
Pfizer Inc.	1.200%	6/1/18	200	200
Pfizer Inc.	6.200%	3/15/19	750	835
Pfizer Inc.	2.100%	5/15/19	450	459
Pfizer Inc.	1.450%	6/3/19	225	226
Pfizer Inc.	1.950%	6/3/21	225	228
Pfizer Inc.	3.400%	5/15/24	100	109
Pfizer Inc.	2.750%	6/3/26	240	248
Pfizer Inc.	7.200%	3/15/39	275	420
Pfizer Inc.	4.300%	6/15/43	125	142
Pfizer Inc.	4.400%	5/15/44	200	231
Pharmacia LLC	6.600%	12/1/28	75	103
Philip Morris International Inc.	1.250%	11/9/17	125	125
Philip Morris International Inc.	5.650%	5/16/18	325	348
Philip Morris International Inc.	1.875%	2/25/21	125	126
Philip Morris International Inc.	4.125%	5/17/21	175	194
Philip Morris International Inc.	2.625%	3/6/23	100	103
Philip Morris International Inc.	2.125%	5/10/23	95	95
Philip Morris International Inc.	3.250%	11/10/24	225	240
Philip Morris International Inc.	3.375%	8/11/25	400	432
Philip Morris International Inc.	2.750%	2/25/26	125	128
Philip Morris International Inc.	6.375%	5/16/38	200	279
Philip Morris International Inc.	4.375%	11/15/41	425	473
Philip Morris International Inc.	4.500%	3/20/42	100	113
Philip Morris International Inc.	3.875%	8/21/42	25	26
Philip Morris International Inc.	4.125%	3/4/43	125	135
Philip Morris International Inc.	4.250%	11/10/44	150	166
Premier Health Partners	2.911%	11/15/26	50	50
4 Procter & Gamble - Esop	9.360%	1/1/21	218	256
Procter & Gamble Co.	4.700%	2/15/19	100	108
Procter & Gamble Co.	1.850%	2/2/21	100	102
Procter & Gamble Co.	2.300%	2/6/22	425	439
Procter & Gamble Co.	3.100%	8/15/23	150	162
Procter & Gamble Co.	6.450%	1/15/26	75	101
Procter & Gamble Co.	2.700%	2/2/26	100	105
Procter & Gamble Co.	5.500%	2/1/34	125	170
Procter & Gamble Co.	5.550%	3/5/37	305	427
Providence St. Joseph Health Obligated Group
	2.746%	10/1/26	50	51
Quest Diagnostics Inc.	2.700%	4/1/19	75	77
Quest Diagnostics Inc.	2.500%	3/30/20	70	71
Quest Diagnostics Inc.	4.250%	4/1/24	100	109
Quest Diagnostics Inc.	3.500%	3/30/25	125	131
Quest Diagnostics Inc.	3.450%	6/1/26	125	131
Quest Diagnostics Inc.	5.750%	1/30/40	13	16
Reynolds American Inc.	2.300%	6/12/18	225	228
Reynolds American Inc.	8.125%	6/23/19	175	205
Reynolds American Inc.	3.250%	6/12/20	370	389
Reynolds American Inc.	4.000%	6/12/22	175	190
Reynolds American Inc.	4.850%	9/15/23	25	29
Reynolds American Inc.	4.450%	6/12/25	475	530
Reynolds American Inc.	5.700%	8/15/35	175	217
Reynolds American Inc.	7.250%	6/15/37	125	172

Reynolds American Inc.	7.000%	8/4/41	75	96
Sanofi	1.250%	4/10/18	275	275
Sanofi	4.000%	3/29/21	350	386
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	575	574
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	1,500	1,498
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	650	651
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	25	30
St. Jude Medical Inc.	2.000%	9/15/18	100	101
St. Jude Medical Inc.	2.800%	9/15/20	100	103
St. Jude Medical Inc.	3.250%	4/15/23	175	180
St. Jude Medical Inc.	3.875%	9/15/25	75	80
St. Jude Medical Inc.	4.750%	4/15/43	175	185
Stryker Corp.	2.000%	3/8/19	125	127
Stryker Corp.	4.375%	1/15/20	50	54
Stryker Corp.	2.625%	3/15/21	125	129
Stryker Corp.	3.375%	5/15/24	200	211
Stryker Corp.	3.375%	11/1/25	140	147
Stryker Corp.	3.500%	3/15/26	183	194
Stryker Corp.	4.375%	5/15/44	50	54
Stryker Corp.	4.625%	3/15/46	375	421
Sysco Corp.	5.250%	2/12/18	250	263
Sysco Corp.	1.900%	4/1/19	100	101
Sysco Corp.	2.600%	10/1/20	50	52
Sysco Corp.	2.500%	7/15/21	75	77
Sysco Corp.	3.750%	10/1/25	75	81
Sysco Corp.	3.300%	7/15/26	200	207
Sysco Corp.	5.375%	9/21/35	100	121
Sysco Corp.	4.850%	10/1/45	50	57
Sysco Corp.	4.500%	4/1/46	100	109
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	300	319
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	422	432
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	129	137
Teva Pharmaceutical Finance Netherlands III
BV	1.400%	7/20/18	300	299
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	250	249
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	400	398
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	500	501
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	600	603
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	550	549
4 Texas Health Resources	4.330%	11/15/55	25	28
The Kroger Co.	2.000%	1/15/19	50	51
The Kroger Co.	6.150%	1/15/20	125	142
The Kroger Co.	3.300%	1/15/21	250	264
The Kroger Co.	2.600%	2/1/21	50	51
The Kroger Co.	2.950%	11/1/21	150	156
The Kroger Co.	3.400%	4/15/22	250	265
The Kroger Co.	4.000%	2/1/24	175	192
The Kroger Co.	3.500%	2/1/26	100	107
The Kroger Co.	7.700%	6/1/29	50	71
The Kroger Co.	8.000%	9/15/29	125	181
The Kroger Co.	7.500%	4/1/31	100	142
The Kroger Co.	6.900%	4/15/38	75	104

The Kroger Co.	5.400%	7/15/40	50	61
The Kroger Co.	5.150%	8/1/43	100	120
The Pepsi Bottling Group Inc.	7.000%	3/1/29	250	363
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	331
Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	213
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	210
Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	103
Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	128
Thermo Fisher Scientific Inc.	3.650%	12/15/25	500	529
Thermo Fisher Scientific Inc.	2.950%	9/19/26	150	150
Trinity Health Corp.	4.125%	12/1/45	60	66
Tupperware Brands Corp.	4.750%	6/1/21	75	82
Tyson Foods Inc.	2.650%	8/15/19	175	180
Tyson Foods Inc.	4.500%	6/15/22	275	305
Tyson Foods Inc.	3.950%	8/15/24	100	108
Tyson Foods Inc.	4.875%	8/15/34	350	388
Tyson Foods Inc.	5.150%	8/15/44	100	118
Unilever Capital Corp.	2.200%	3/6/19	200	205
Unilever Capital Corp.	2.100%	7/30/20	350	359
Unilever Capital Corp.	4.250%	2/10/21	200	222
Unilever Capital Corp.	1.375%	7/28/21	100	99
Unilever Capital Corp.	3.100%	7/30/25	225	242
Unilever Capital Corp.	2.000%	7/28/26	125	122
Unilever Capital Corp.	5.900%	11/15/32	50	70
Whirlpool Corp.	1.650%	11/1/17	100	100
Whirlpool Corp.	4.850%	6/15/21	50	56
Whirlpool Corp.	4.700%	6/1/22	50	56
Whirlpool Corp.	3.700%	3/1/23	50	53
Whirlpool Corp.	4.000%	3/1/24	175	190
Whirlpool Corp.	3.700%	5/1/25	75	79
Whirlpool Corp.	4.500%	6/1/46	150	162
7 Whole Foods Market Inc.	5.200%	12/3/25	350	379
Wyeth LLC	7.250%	3/1/23	250	325
Wyeth LLC	6.450%	2/1/24	100	127
Wyeth LLC	6.500%	2/1/34	150	205
Wyeth LLC	6.000%	2/15/36	85	113
Wyeth LLC	5.950%	4/1/37	460	617
Zeneca Wilmington Inc.	7.000%	11/15/23	25	32
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	200	201
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	50	54
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	200	204
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	105
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	181
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	250	258
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	200	203
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	60
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	200	206
Zoetis Inc.	1.875%	2/1/18	25	25
Zoetis Inc.	3.450%	11/13/20	75	78
Zoetis Inc.	3.250%	2/1/23	300	309
Zoetis Inc.	4.500%	11/13/25	100	112
Zoetis Inc.	4.700%	2/1/43	100	105

Energy (2.7%)
Anadarko Petroleum Corp.	6.375%	9/15/17	43	45
Anadarko Petroleum Corp.	5.550%	3/15/26	200	227
Anadarko Petroleum Corp.	6.450%	9/15/36	200	234

Anadarko Petroleum Corp.	7.950%	6/15/39	25	32
Anadarko Petroleum Corp.	6.200%	3/15/40	275	312
Anadarko Petroleum Corp.	4.500%	7/15/44	200	187
Anadarko Petroleum Corp.	6.600%	3/15/46	200	245
Apache Corp.	6.900%	9/15/18	300	327
Apache Corp.	3.625%	2/1/21	75	78
Apache Corp.	6.000%	1/15/37	350	402
Apache Corp.	5.100%	9/1/40	350	365
Apache Corp.	4.750%	4/15/43	200	206
Baker Hughes Inc.	3.200%	8/15/21	300	313
Baker Hughes Inc.	5.125%	9/15/40	175	196
Boardwalk Pipelines LP	3.375%	2/1/23	100	95
Boardwalk Pipelines LP	4.950%	12/15/24	150	157
Boardwalk Pipelines LP	5.950%	6/1/26	200	220
BP Capital Markets plc	1.375%	11/6/17	200	200
BP Capital Markets plc	1.674%	2/13/18	300	301
BP Capital Markets plc	4.750%	3/10/19	175	188
BP Capital Markets plc	1.676%	5/3/19	200	201
BP Capital Markets plc	2.237%	5/10/19	425	432
BP Capital Markets plc	2.315%	2/13/20	500	510
BP Capital Markets plc	4.500%	10/1/20	300	329
BP Capital Markets plc	4.742%	3/11/21	250	280
BP Capital Markets plc	3.062%	3/17/22	25	26
BP Capital Markets plc	3.245%	5/6/22	250	264
BP Capital Markets plc	2.500%	11/6/22	75	76
BP Capital Markets plc	2.750%	5/10/23	300	305
BP Capital Markets plc	3.994%	9/26/23	200	218
BP Capital Markets plc	3.814%	2/10/24	400	431
BP Capital Markets plc	3.535%	11/4/24	68	72
BP Capital Markets plc	3.506%	3/17/25	200	212
BP Capital Markets plc	3.119%	5/4/26	400	410
Buckeye Partners LP	2.650%	11/15/18	225	227
Buckeye Partners LP	4.150%	7/1/23	75	77
Buckeye Partners LP	5.850%	11/15/43	25	26
Buckeye Partners LP	5.600%	10/15/44	75	78
Burlington Resources Finance Co.	7.400%	12/1/31	175	236
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	261
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	141
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	105
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	56
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	113
Chevron Corp.	1.344%	11/9/17	250	250
Chevron Corp.	1.718%	6/24/18	350	353
Chevron Corp.	1.790%	11/16/18	300	303
Chevron Corp.	4.950%	3/3/19	275	298
Chevron Corp.	1.561%	5/16/19	200	201
Chevron Corp.	2.193%	11/15/19	300	306
Chevron Corp.	1.961%	3/3/20	275	279
Chevron Corp.	2.419%	11/17/20	200	206
Chevron Corp.	2.100%	5/16/21	300	304
Chevron Corp.	2.411%	3/3/22	125	128
Chevron Corp.	2.355%	12/5/22	325	331
Chevron Corp.	3.191%	6/24/23	400	426
Chevron Corp.	2.954%	5/16/26	400	412
Cimarex Energy Co.	4.375%	6/1/24	200	210
Columbia Pipeline Group Inc.	2.450%	6/1/18	100	101
Columbia Pipeline Group Inc.	3.300%	6/1/20	125	130

Columbia Pipeline Group Inc.	4.500%	6/1/25	400	435
ConocoPhillips	5.750%	2/1/19	875	952
ConocoPhillips	5.900%	10/15/32	50	59
ConocoPhillips	5.900%	5/15/38	150	181
ConocoPhillips	6.500%	2/1/39	475	612
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	239
ConocoPhillips Co.	4.200%	3/15/21	500	540
ConocoPhillips Co.	2.400%	12/15/22	250	248
ConocoPhillips Co.	3.350%	11/15/24	100	103
ConocoPhillips Co.	4.950%	3/15/26	378	427
ConocoPhillips Co.	4.150%	11/15/34	100	101
ConocoPhillips Co.	4.300%	11/15/44	125	128
ConocoPhillips Co.	5.950%	3/15/46	300	380
ConocoPhillips Holding Co.	6.950%	4/15/29	150	190
Devon Energy Corp.	4.000%	7/15/21	100	105
Devon Energy Corp.	3.250%	5/15/22	200	198
Devon Energy Corp.	5.850%	12/15/25	275	312
Devon Energy Corp.	7.950%	4/15/32	50	62
Devon Energy Corp.	5.600%	7/15/41	250	253
Devon Energy Corp.	4.750%	5/15/42	200	187
Devon Financing Co. LLC	7.875%	9/30/31	300	369
Dominion Gas Holdings LLC	2.800%	11/15/20	200	207
Dominion Gas Holdings LLC	3.600%	12/15/24	200	213
Dominion Gas Holdings LLC	4.600%	12/15/44	400	435
Enable Midstream Partners LP	2.400%	5/15/19	100	98
Enable Midstream Partners LP	5.000%	5/15/44	100	86
Enbridge Energy Partners LP	6.500%	4/15/18	75	80
Enbridge Energy Partners LP	9.875%	3/1/19	225	262
Enbridge Energy Partners LP	4.375%	10/15/20	100	106
Enbridge Energy Partners LP	5.875%	10/15/25	150	172
Enbridge Energy Partners LP	7.500%	4/15/38	150	181
Enbridge Energy Partners LP	5.500%	9/15/40	75	77
Enbridge Energy Partners LP	7.375%	10/15/45	25	32
Enbridge Inc.	4.500%	6/10/44	100	93
Encana Corp.	6.500%	8/15/34	450	471
Encana Corp.	6.625%	8/15/37	200	209
Energy Transfer Partners LP	2.500%	6/15/18	100	101
Energy Transfer Partners LP	9.000%	4/15/19	229	261
Energy Transfer Partners LP	4.150%	10/1/20	75	78
Energy Transfer Partners LP	4.650%	6/1/21	105	112
Energy Transfer Partners LP	3.600%	2/1/23	475	468
Energy Transfer Partners LP	4.050%	3/15/25	1,000	989
Energy Transfer Partners LP	4.750%	1/15/26	100	103
Energy Transfer Partners LP	6.625%	10/15/36	150	163
Energy Transfer Partners LP	6.050%	6/1/41	100	101
Energy Transfer Partners LP	6.500%	2/1/42	175	186
Energy Transfer Partners LP	5.150%	3/15/45	250	233
EnLink Midstream Partners LP	4.400%	4/1/24	100	98
EnLink Midstream Partners LP	4.150%	6/1/25	100	96
EnLink Midstream Partners LP	4.850%	7/15/26	200	201
EnLink Midstream Partners LP	5.600%	4/1/44	125	117
Enterprise Products Operating LLC	6.650%	4/15/18	75	81
Enterprise Products Operating LLC	1.650%	5/7/18	50	50
Enterprise Products Operating LLC	6.500%	1/31/19	50	55
Enterprise Products Operating LLC	2.550%	10/15/19	225	229
Enterprise Products Operating LLC	5.200%	9/1/20	300	335
Enterprise Products Operating LLC	3.350%	3/15/23	200	205

Enterprise Products Operating LLC	3.900%	2/15/24	475	497
Enterprise Products Operating LLC	3.750%	2/15/25	150	155
Enterprise Products Operating LLC	3.700%	2/15/26	100	103
Enterprise Products Operating LLC	3.950%	2/15/27	200	210
Enterprise Products Operating LLC	6.875%	3/1/33	175	213
Enterprise Products Operating LLC	7.550%	4/15/38	250	326
Enterprise Products Operating LLC	6.125%	10/15/39	150	173
Enterprise Products Operating LLC	5.950%	2/1/41	175	202
Enterprise Products Operating LLC	4.450%	2/15/43	300	294
Enterprise Products Operating LLC	4.850%	3/15/44	300	310
Enterprise Products Operating LLC	5.100%	2/15/45	100	108
Enterprise Products Operating LLC	4.900%	5/15/46	200	211
Enterprise Products Operating LLC	4.950%	10/15/54	100	99
4 Enterprise Products Operating LLC	7.034%	1/15/68	225	238
EOG Resources Inc.	4.400%	6/1/20	100	108
EOG Resources Inc.	4.100%	2/1/21	350	377
EOG Resources Inc.	2.625%	3/15/23	450	449
EOG Resources Inc.	3.900%	4/1/35	75	74
EQT Corp.	6.500%	4/1/18	350	369
EQT Corp.	4.875%	11/15/21	125	137
Exxon Mobil Corp.	1.439%	3/1/18	700	703
Exxon Mobil Corp.	1.305%	3/6/18	400	401
Exxon Mobil Corp.	1.819%	3/15/19	45	46
Exxon Mobil Corp.	1.912%	3/6/20	265	269
Exxon Mobil Corp.	2.222%	3/1/21	400	408
Exxon Mobil Corp.	2.397%	3/6/22	350	359
Exxon Mobil Corp.	2.726%	3/1/23	500	518
Exxon Mobil Corp.	2.709%	3/6/25	300	308
Exxon Mobil Corp.	3.043%	3/1/26	300	314
Exxon Mobil Corp.	3.567%	3/6/45	175	180
Exxon Mobil Corp.	4.114%	3/1/46	425	474
FMC Technologies Inc.	2.000%	10/1/17	100	100
FMC Technologies Inc.	3.450%	10/1/22	25	25
Halliburton Co.	2.000%	8/1/18	125	126
Halliburton Co.	6.150%	9/15/19	200	224
Halliburton Co.	3.500%	8/1/23	225	232
Halliburton Co.	3.800%	11/15/25	350	362
Halliburton Co.	4.850%	11/15/35	200	215
Halliburton Co.	6.700%	9/15/38	125	159
Halliburton Co.	7.450%	9/15/39	200	273
Halliburton Co.	4.750%	8/1/43	150	158
Halliburton Co.	5.000%	11/15/45	300	326
Hess Corp.	3.500%	7/15/24	100	98
Hess Corp.	4.300%	4/1/27	350	353
Hess Corp.	7.125%	3/15/33	100	113
Hess Corp.	6.000%	1/15/40	150	153
Hess Corp.	5.600%	2/15/41	300	299
Hess Corp.	5.800%	4/1/47	200	205
Husky Energy Inc.	6.150%	6/15/19	100	109
Husky Energy Inc.	4.000%	4/15/24	150	156
Husky Energy Inc.	6.800%	9/15/37	50	61
Kerr-McGee Corp.	6.950%	7/1/24	250	301
Kerr-McGee Corp.	7.875%	9/15/31	50	61
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	316
Kinder Morgan Energy Partners LP	9.000%	2/1/19	365	418
Kinder Morgan Energy Partners LP	6.850%	2/15/20	850	965
Kinder Morgan Energy Partners LP	3.500%	3/1/21	125	129

Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	164
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	25
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	124
Kinder Morgan Energy Partners LP	4.300%	5/1/24	300	310
Kinder Morgan Energy Partners LP	4.250%	9/1/24	100	103
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	320
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	52
Kinder Morgan Energy Partners LP	6.500%	2/1/37	450	481
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	57
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	216
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	270
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	24
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	346
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	71
Kinder Morgan Inc.	2.000%	12/1/17	125	125
Kinder Morgan Inc.	4.300%	6/1/25	300	312
Kinder Morgan Inc.	7.800%	8/1/31	90	110
Kinder Morgan Inc.	7.750%	1/15/32	165	200
Kinder Morgan Inc.	5.300%	12/1/34	175	174
Kinder Morgan Inc.	5.550%	6/1/45	200	205
Kinder Morgan Inc.	5.050%	2/15/46	350	335
Magellan Midstream Partners LP	6.550%	7/15/19	75	84
Magellan Midstream Partners LP	4.250%	2/1/21	125	135
Magellan Midstream Partners LP	3.200%	3/15/25	125	126
Magellan Midstream Partners LP	5.150%	10/15/43	275	304
Magellan Midstream Partners LP	4.250%	9/15/46	200	200
Marathon Oil Corp.	6.000%	10/1/17	125	129
Marathon Oil Corp.	5.900%	3/15/18	46	48
Marathon Oil Corp.	2.700%	6/1/20	150	147
Marathon Oil Corp.	2.800%	11/1/22	175	162
Marathon Oil Corp.	6.800%	3/15/32	300	311
Marathon Oil Corp.	5.200%	6/1/45	100	91
Marathon Petroleum Corp.	2.700%	12/14/18	200	204
Marathon Petroleum Corp.	5.125%	3/1/21	375	413
Marathon Petroleum Corp.	4.750%	9/15/44	250	224
Marathon Petroleum Corp.	5.850%	12/15/45	200	204
MPLX LP	4.500%	7/15/23	350	361
MPLX LP	4.875%	12/1/24	300	312
MPLX LP	4.875%	6/1/25	100	104
Nabors Industries Inc.	6.150%	2/15/18	450	467
Nabors Industries Inc.	5.000%	9/15/20	175	173
Nabors Industries Inc.	4.625%	9/15/21	125	118
National Fuel Gas Co.	3.750%	3/1/23	275	280
National Oilwell Varco Inc.	1.350%	12/1/17	200	199
National Oilwell Varco Inc.	2.600%	12/1/22	25	24
National Oilwell Varco Inc.	3.950%	12/1/42	125	98
Noble Energy Inc.	8.250%	3/1/19	475	543
Noble Energy Inc.	6.000%	3/1/41	100	109
Noble Energy Inc.	5.250%	11/15/43	375	382
Noble Energy Inc.	5.050%	11/15/44	150	148
Occidental Petroleum Corp.	1.500%	2/15/18	750	752
Occidental Petroleum Corp.	4.100%	2/1/21	350	380
Occidental Petroleum Corp.	2.700%	2/15/23	350	357
Occidental Petroleum Corp.	3.500%	6/15/25	500	533
Occidental Petroleum Corp.	3.400%	4/15/26	250	264
Occidental Petroleum Corp.	4.625%	6/15/45	100	113
Oceaneering International Inc.	4.650%	11/15/24	85	85

ONEOK Partners LP	2.000%	10/1/17	175	175
ONEOK Partners LP	8.625%	3/1/19	225	256
ONEOK Partners LP	3.375%	10/1/22	100	101
ONEOK Partners LP	6.650%	10/1/36	300	333
ONEOK Partners LP	6.125%	2/1/41	150	162
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	260
Petro-Canada	7.875%	6/15/26	25	33
Petro-Canada	7.000%	11/15/28	100	132
Petro-Canada	5.350%	7/15/33	150	166
Petro-Canada	6.800%	5/15/38	225	294
Phillips 66	2.950%	5/1/17	600	605
Phillips 66	4.300%	4/1/22	275	302
Phillips 66	4.650%	11/15/34	200	217
Phillips 66	5.875%	5/1/42	175	220
Phillips 66	4.875%	11/15/44	299	333
Phillips 66 Partners LP	2.646%	2/15/20	35	35
Phillips 66 Partners LP	3.605%	2/15/25	125	126
Phillips 66 Partners LP	4.680%	2/15/45	50	47
Pioneer Natural Resources Co.	6.875%	5/1/18	250	269
Pioneer Natural Resources Co.	3.950%	7/15/22	200	213
Pioneer Natural Resources Co.	4.450%	1/15/26	400	435
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	27
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	86
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	400	434
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	768
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	325	267
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	175
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	357	368
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	300	330
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	211
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	200	207
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	101
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	121	133
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	225	218
Schlumberger Investment SA	3.650%	12/1/23	225	243
Shell International Finance BV	1.900%	8/10/18	325	329
Shell International Finance BV	2.000%	11/15/18	500	506
Shell International Finance BV	1.375%	9/12/19	200	199
Shell International Finance BV	4.300%	9/22/19	550	593
Shell International Finance BV	4.375%	3/25/20	325	355
Shell International Finance BV	2.125%	5/11/20	450	456
Shell International Finance BV	2.250%	11/10/20	100	102
Shell International Finance BV	1.875%	5/10/21	200	200
Shell International Finance BV	1.750%	9/12/21	200	199
Shell International Finance BV	3.400%	8/12/23	75	80
Shell International Finance BV	3.250%	5/11/25	200	211

Shell International Finance BV	2.875%	5/10/26	500	508
Shell International Finance BV	2.500%	9/12/26	1,000	985
Shell International Finance BV	4.125%	5/11/35	500	536
Shell International Finance BV	6.375%	12/15/38	475	640
Shell International Finance BV	5.500%	3/25/40	125	153
Shell International Finance BV	4.550%	8/12/43	400	440
Shell International Finance BV	4.375%	5/11/45	400	432
Shell International Finance BV	4.000%	5/10/46	450	460
Shell International Finance BV	3.750%	9/12/46	200	198
Spectra Energy Capital LLC	6.200%	4/15/18	300	317
Spectra Energy Capital LLC	6.750%	2/15/32	50	56
Spectra Energy Partners LP	2.950%	9/25/18	25	25
Spectra Energy Partners LP	4.750%	3/15/24	400	439
Spectra Energy Partners LP	3.500%	3/15/25	50	51
Spectra Energy Partners LP	4.500%	3/15/45	250	252
Suncor Energy Inc.	6.100%	6/1/18	25	27
Suncor Energy Inc.	5.950%	12/1/34	75	91
Suncor Energy Inc.	6.500%	6/15/38	525	690
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	825	885
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	50
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	75	78
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	169
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	330
Tosco Corp.	8.125%	2/15/30	100	136
Total Capital Canada Ltd.	1.450%	1/15/18	75	75
Total Capital Canada Ltd.	2.750%	7/15/23	125	129
Total Capital International SA	2.125%	1/10/19	350	356
Total Capital International SA	2.750%	6/19/21	300	313
Total Capital International SA	2.875%	2/17/22	300	314
Total Capital International SA	2.700%	1/25/23	50	52
Total Capital International SA	3.700%	1/15/24	775	848
Total Capital SA	2.125%	8/10/18	250	254
Total Capital SA	4.450%	6/24/20	375	412
Total Capital SA	4.125%	1/28/21	125	137
TransCanada PipeLines Ltd.	1.625%	11/9/17	650	652
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	163
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	187
TransCanada PipeLines Ltd.	4.875%	1/15/26	100	116
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	387
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	181
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	368
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	609
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	173
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	265	280
Valero Energy Corp.	6.125%	2/1/20	75	84
Valero Energy Corp.	7.500%	4/15/32	725	899
Western Gas Partners LP	5.375%	6/1/21	300	327
Western Gas Partners LP	5.450%	4/1/44	150	151
Williams Partners LP	5.250%	3/15/20	475	515
Williams Partners LP	4.125%	11/15/20	275	286
Williams Partners LP	3.600%	3/15/22	150	152
Williams Partners LP	3.350%	8/15/22	125	124
Williams Partners LP	3.900%	1/15/25	325	325
Williams Partners LP	6.300%	4/15/40	100	110
Williams Partners LP	5.400%	3/4/44	400	399
Williams Partners LP	5.100%	9/15/45	350	346
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	150	152

Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	300	303

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	200	239
California Institute of Technology GO	4.700%	11/1/11	50	55
CBRE Services Inc.	5.000%	3/15/23	150	158
CBRE Services Inc.	5.250%	3/15/25	100	108
CBRE Services Inc.	4.875%	3/1/26	100	105
Cintas Corp. No 2	6.125%	12/1/17	150	159
Cintas Corp. No 2	3.250%	6/1/22	75	79
Fluor Corp.	3.375%	9/15/21	75	80
Fluor Corp.	3.500%	12/15/24	250	266
George Washington University	3.545%	9/15/46	50	49
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	200	219
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	125	142
Massachusetts Institute of Technology	3.885%	7/1/16	100	100
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	143
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	278
Massachusetts Institute of Technology GO	4.678%	7/1/14	75	89
4 Northwestern University Illinois GO	3.688%	12/1/38	100	109
4 Northwestern University Illinois GO	4.643%	12/1/44	75	95
Trustees of Dartmouth College	3.474%	6/1/46	250	266
4 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	100	106
University of Pennsylvania GO	4.674%	9/1/12	100	115
4 University of Southern California	3.028%	10/1/39	100	99
Wesleyan University Connecticut GO	4.781%	7/1/16	50	54
Yale University Connecticut GO	2.086%	4/15/19	50	51

Technology (2.2%)
Adobe Systems Inc.	4.750%	2/1/20	175	193
Adobe Systems Inc.	3.250%	2/1/25	200	210
Alphabet Inc.	3.625%	5/19/21	150	165
Altera Corp.	1.750%	5/15/17	50	50
Altera Corp.	2.500%	11/15/18	225	231
Altera Corp.	4.100%	11/15/23	75	85
Amphenol Corp.	2.550%	1/30/19	200	205
Amphenol Corp.	3.125%	9/15/21	100	103
Analog Devices Inc.	2.875%	6/1/23	450	455
Apple Inc.	1.000%	5/3/18	450	449
Apple Inc.	2.100%	5/6/19	425	434
Apple Inc.	1.100%	8/2/19	275	273
Apple Inc.	1.550%	2/7/20	225	227
Apple Inc.	2.250%	2/23/21	750	769
Apple Inc.	2.850%	5/6/21	1,425	1,502
Apple Inc.	1.550%	8/4/21	375	374
Apple Inc.	2.150%	2/9/22	325	330
Apple Inc.	2.700%	5/13/22	500	522
Apple Inc.	2.850%	2/23/23	300	316
Apple Inc.	2.400%	5/3/23	725	738
Apple Inc.	3.450%	5/6/24	450	487
Apple Inc.	2.500%	2/9/25	100	101
Apple Inc.	3.200%	5/13/25	350	371
Apple Inc.	3.250%	2/23/26	350	372
Apple Inc.	2.450%	8/4/26	350	349
Apple Inc.	4.500%	2/23/36	225	259
Apple Inc.	3.850%	5/4/43	450	460
Apple Inc.	4.450%	5/6/44	175	196

Apple Inc.	3.450%	2/9/45	225	216
Apple Inc.	4.650%	2/23/46	1,725	1,983
Apple Inc.	3.850%	8/4/46	350	356
Applied Materials Inc.	2.625%	10/1/20	150	155
Applied Materials Inc.	4.300%	6/15/21	150	167
Applied Materials Inc.	3.900%	10/1/25	300	333
Applied Materials Inc.	5.100%	10/1/35	100	116
Applied Materials Inc.	5.850%	6/15/41	150	186
Arrow Electronics Inc.	3.000%	3/1/18	50	51
Arrow Electronics Inc.	3.500%	4/1/22	100	102
Arrow Electronics Inc.	4.500%	3/1/23	50	53
Arrow Electronics Inc.	4.000%	4/1/25	100	103
Autodesk Inc.	1.950%	12/15/17	25	25
Autodesk Inc.	3.125%	6/15/20	100	103
Autodesk Inc.	3.600%	12/15/22	25	26
Autodesk Inc.	4.375%	6/15/25	50	53
Avnet Inc.	5.875%	6/15/20	200	221
Avnet Inc.	4.625%	4/15/26	100	103
Baidu Inc.	2.750%	6/9/19	200	204
Baidu Inc.	3.500%	11/28/22	500	523
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	80
Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	103
CA Inc.	5.375%	12/1/19	175	193
CA Inc.	3.600%	8/1/20	100	105
CA Inc.	4.500%	8/15/23	75	82
Cadence Design Systems Inc.	4.375%	10/15/24	100	103
Cisco Systems Inc.	1.400%	2/28/18	350	351
Cisco Systems Inc.	4.950%	2/15/19	475	515
Cisco Systems Inc.	1.600%	2/28/19	250	252
Cisco Systems Inc.	2.125%	3/1/19	600	612
Cisco Systems Inc.	4.450%	1/15/20	825	902
Cisco Systems Inc.	2.200%	2/28/21	600	613
Cisco Systems Inc.	2.900%	3/4/21	75	79
Cisco Systems Inc.	2.200%	9/20/23	150	151
Cisco Systems Inc.	3.625%	3/4/24	125	138
Cisco Systems Inc.	2.950%	2/28/26	100	105
Cisco Systems Inc.	2.500%	9/20/26	250	253
Cisco Systems Inc.	5.900%	2/15/39	200	268
Cisco Systems Inc.	5.500%	1/15/40	275	354
Corning Inc.	1.500%	5/8/18	250	250
Corning Inc.	6.625%	5/15/19	25	28
Corning Inc.	2.900%	5/15/22	175	180
Corning Inc.	3.700%	11/15/23	200	214
Corning Inc.	4.700%	3/15/37	50	52
Corning Inc.	5.750%	8/15/40	75	89
7 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	675	694
7 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	800	836
7 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	875	937
7 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	1,050	1,148
7 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	375	450
Dun & Bradstreet Corp.	4.375%	12/1/22	50	52
Equifax Inc.	2.300%	6/1/21	200	202

Equifax Inc.	3.250%	6/1/26	100	103
Fidelity National Information Services Inc.	2.000%	4/15/18	25	25
Fidelity National Information Services Inc.	2.850%	10/15/18	100	103
Fidelity National Information Services Inc.	3.625%	10/15/20	425	450
Fidelity National Information Services Inc.	5.000%	3/15/22	50	52
Fidelity National Information Services Inc.	3.500%	4/15/23	175	184
Fidelity National Information Services Inc.	5.000%	10/15/25	625	713
Fidelity National Information Services Inc.	3.000%	8/15/26	350	347
Fidelity National Information Services Inc.	4.500%	8/15/46	125	126
Fiserv Inc.	2.700%	6/1/20	125	129
Fiserv Inc.	3.500%	10/1/22	150	160
Fiserv Inc.	3.850%	6/1/25	300	325
Flex Ltd.	4.625%	2/15/20	85	90
7 Hewlett Packard Enterprise Co.	2.450%	10/5/17	400	403
7 Hewlett Packard Enterprise Co.	2.850%	10/5/18	350	357
7 Hewlett Packard Enterprise Co.	3.600%	10/15/20	425	446
7 Hewlett Packard Enterprise Co.	4.400%	10/15/22	375	400
7 Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	533
7 Hewlett Packard Enterprise Co.	6.200%	10/15/35	100	104
7 Hewlett Packard Enterprise Co.	6.350%	10/15/45	400	414
HP Inc.	3.750%	12/1/20	53	56
HP Inc.	4.300%	6/1/21	850	920
HP Inc.	4.375%	9/15/21	200	215
HP Inc.	4.650%	12/9/21	350	384
HP Inc.	6.000%	9/15/41	100	102
Ingram Micro Inc.	4.950%	12/15/24	250	255
Intel Corp.	1.350%	12/15/17	775	777
Intel Corp.	2.450%	7/29/20	300	310
Intel Corp.	3.300%	10/1/21	100	107
Intel Corp.	3.100%	7/29/22	175	187
Intel Corp.	2.700%	12/15/22	275	287
Intel Corp.	3.700%	7/29/25	200	222
Intel Corp.	4.000%	12/15/32	150	165
Intel Corp.	4.800%	10/1/41	475	557
Intel Corp.	4.250%	12/15/42	325	355
Intel Corp.	4.900%	7/29/45	250	299
Intel Corp.	4.100%	5/19/46	275	295
International Business Machines Corp.	1.950%	2/12/19	225	228
International Business Machines Corp.	1.625%	5/15/20	25	25
International Business Machines Corp.	2.875%	11/9/22	100	106
International Business Machines Corp.	3.625%	2/12/24	450	490
International Business Machines Corp.	7.000%	10/30/25	300	408
International Business Machines Corp.	6.220%	8/1/27	75	99
International Business Machines Corp.	6.500%	1/15/28	75	102
International Business Machines Corp.	5.600%	11/30/39	98	127
International Business Machines Corp.	4.000%	6/20/42	68	71
International Business Machines Corp.	4.700%	2/19/46	125	144
Jabil Circuit Inc.	5.625%	12/15/20	100	108
Juniper Networks Inc.	3.125%	2/26/19	100	103
Juniper Networks Inc.	3.300%	6/15/20	200	207
Juniper Networks Inc.	4.600%	3/15/21	50	54
Juniper Networks Inc.	4.350%	6/15/25	50	52
Juniper Networks Inc.	5.950%	3/15/41	25	26
Keysight Technologies Inc.	3.300%	10/30/19	100	102
Keysight Technologies Inc.	4.550%	10/30/24	100	103
KLA-Tencor Corp.	2.375%	11/1/17	100	101
KLA-Tencor Corp.	4.125%	11/1/21	300	323

KLA-Tencor Corp.	4.650%	11/1/24	200	220
Lam Research Corp.	2.750%	3/15/20	100	102
Lam Research Corp.	2.800%	6/15/21	125	128
Lam Research Corp.	3.450%	6/15/23	175	179
Lam Research Corp.	3.800%	3/15/25	100	105
Lam Research Corp.	3.900%	6/15/26	200	208
Lexmark International Inc.	6.650%	6/1/18	150	159
Maxim Integrated Products Inc.	3.375%	3/15/23	25	26
Microsoft Corp.	1.000%	5/1/18	200	200
Microsoft Corp.	1.300%	11/3/18	425	427
Microsoft Corp.	4.200%	6/1/19	25	27
Microsoft Corp.	1.100%	8/8/19	450	449
Microsoft Corp.	3.000%	10/1/20	225	239
Microsoft Corp.	2.000%	11/3/20	550	561
Microsoft Corp.	1.550%	8/8/21	525	524
Microsoft Corp.	2.375%	2/12/22	450	463
Microsoft Corp.	2.650%	11/3/22	200	208
Microsoft Corp.	2.125%	11/15/22	200	203
Microsoft Corp.	2.375%	5/1/23	75	77
Microsoft Corp.	2.000%	8/8/23	300	300
Microsoft Corp.	3.625%	12/15/23	300	330
Microsoft Corp.	2.700%	2/12/25	250	259
Microsoft Corp.	3.125%	11/3/25	850	904
Microsoft Corp.	2.400%	8/8/26	750	752
Microsoft Corp.	3.500%	2/12/35	325	332
Microsoft Corp.	4.200%	11/3/35	175	195
Microsoft Corp.	3.450%	8/8/36	450	459
Microsoft Corp.	4.500%	10/1/40	100	115
Microsoft Corp.	5.300%	2/8/41	50	64
Microsoft Corp.	3.500%	11/15/42	280	275
Microsoft Corp.	3.750%	5/1/43	45	47
Microsoft Corp.	3.750%	2/12/45	300	304
Microsoft Corp.	4.450%	11/3/45	725	824
Microsoft Corp.	3.700%	8/8/46	650	658
Microsoft Corp.	4.000%	2/12/55	400	409
Microsoft Corp.	4.750%	11/3/55	175	202
Motorola Solutions Inc.	3.500%	9/1/21	150	155
Motorola Solutions Inc.	3.750%	5/15/22	250	256
Motorola Solutions Inc.	7.500%	5/15/25	50	60
Motorola Solutions Inc.	5.500%	9/1/44	100	98
NetApp Inc.	3.375%	6/15/21	300	314
NVIDIA Corp.	2.200%	9/16/21	175	176
NVIDIA Corp.	3.200%	9/16/26	175	176
Oracle Corp.	1.200%	10/15/17	325	326
Oracle Corp.	5.750%	4/15/18	300	321
Oracle Corp.	2.375%	1/15/19	225	230
Oracle Corp.	5.000%	7/8/19	550	604
Oracle Corp.	2.250%	10/8/19	225	231
Oracle Corp.	1.900%	9/15/21	1,275	1,278
Oracle Corp.	2.400%	9/15/23	450	452
Oracle Corp.	3.400%	7/8/24	450	481
Oracle Corp.	2.950%	5/15/25	1,400	1,445
Oracle Corp.	2.650%	7/15/26	800	798
Oracle Corp.	3.250%	5/15/30	100	105
Oracle Corp.	4.300%	7/8/34	300	327
Oracle Corp.	3.900%	5/15/35	75	78
Oracle Corp.	3.850%	7/15/36	400	414

Oracle Corp.	6.500%	4/15/38	200	277
Oracle Corp.	6.125%	7/8/39	150	201
Oracle Corp.	5.375%	7/15/40	600	737
Oracle Corp.	4.500%	7/8/44	200	219
Oracle Corp.	4.125%	5/15/45	50	52
Oracle Corp.	4.000%	7/15/46	650	672
Oracle Corp.	4.375%	5/15/55	150	160
Pitney Bowes Inc.	3.375%	10/1/21	350	350
Pitney Bowes Inc.	4.625%	3/15/24	50	52
QUALCOMM Inc.	1.400%	5/18/18	600	602
QUALCOMM Inc.	2.250%	5/20/20	300	306
QUALCOMM Inc.	3.000%	5/20/22	350	365
QUALCOMM Inc.	3.450%	5/20/25	250	266
QUALCOMM Inc.	4.650%	5/20/35	125	134
QUALCOMM Inc.	4.800%	5/20/45	325	356
Seagate HDD Cayman	3.750%	11/15/18	200	205
Seagate HDD Cayman	4.750%	6/1/23	150	149
Seagate HDD Cayman	4.750%	1/1/25	100	94
Seagate HDD Cayman	4.875%	6/1/27	175	158
Seagate HDD Cayman	5.750%	12/1/34	200	167
Symantec Corp.	4.200%	9/15/20	50	52
Symantec Corp.	3.950%	6/15/22	175	179
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	161
Texas Instruments Inc.	1.650%	8/3/19	525	531
Total System Services Inc.	2.375%	6/1/18	75	76
Total System Services Inc.	4.800%	4/1/26	450	499
Trimble Navigation Ltd.	4.750%	12/1/24	75	79
Tyco Electronics Group SA	6.550%	10/1/17	75	79
Tyco Electronics Group SA	2.350%	8/1/19	50	51
Tyco Electronics Group SA	3.500%	2/3/22	100	105
Tyco Electronics Group SA	3.450%	8/1/24	100	104
Tyco Electronics Group SA	7.125%	10/1/37	200	283
Verisk Analytics Inc.	4.125%	9/12/22	375	403
Verisk Analytics Inc.	5.500%	6/15/45	50	54
Xerox Corp.	6.350%	5/15/18	175	186
Xerox Corp.	5.625%	12/15/19	25	27
Xerox Corp.	2.800%	5/15/20	75	75
Xerox Corp.	6.750%	12/15/39	175	180
Xilinx Inc.	2.125%	3/15/19	100	101
Xilinx Inc.	3.000%	3/15/21	100	104

Transportation (0.7%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	74	80
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	26	27
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	200	217
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	114	120
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	167	172
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	45	44
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	54	57

4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	75	80
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	150	157
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	100	104
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	6/15/28	275	282
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	50	50
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	150	151
4 BNSF Funding Trust I	6.613%	12/15/55	65	75
Burlington Northern Santa Fe LLC	5.650%	5/1/17	200	205
Burlington Northern Santa Fe LLC	5.750%	3/15/18	100	107
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	158
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	159
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	184
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	83
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	220
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	161
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	105
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	82
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	169
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	152
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	318
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	280
Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	112
Burlington Northern Santa Fe LLC	4.450%	3/15/43	75	85
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	156
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	122
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	173
Burlington Northern Santa Fe LLC	4.150%	4/1/45	75	83
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	88
Burlington Northern Santa Fe LLC	3.900%	8/1/46	350	373
Canadian National Railway Co.	5.550%	3/1/19	100	110
Canadian National Railway Co.	2.850%	12/15/21	75	79
Canadian National Railway Co.	6.250%	8/1/34	75	105
Canadian National Railway Co.	6.200%	6/1/36	75	104
Canadian National Railway Co.	6.375%	11/15/37	100	142
Canadian National Railway Co.	3.500%	11/15/42	50	52
Canadian National Railway Co.	3.200%	8/2/46	50	49
Canadian Pacific Railway Co.	7.250%	5/15/19	150	171
Canadian Pacific Railway Co.	9.450%	8/1/21	50	65
Canadian Pacific Railway Co.	4.450%	3/15/23	225	250
Canadian Pacific Railway Co.	7.125%	10/15/31	100	138
Canadian Pacific Railway Co.	5.950%	5/15/37	450	567
Canadian Pacific Railway Co.	6.125%	9/15/15	70	87
Canadian Pacific Railway Ltd.	5.750%	1/15/42	115	146
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	58	65
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	104	118
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	320	341
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	87	93

CSX Corp.	6.250%	3/15/18	375	401
CSX Corp.	7.375%	2/1/19	100	113
CSX Corp.	4.250%	6/1/21	25	28
CSX Corp.	3.350%	11/1/25	150	161
CSX Corp.	6.220%	4/30/40	152	203
CSX Corp.	5.500%	4/15/41	225	279
CSX Corp.	4.750%	5/30/42	210	241
CSX Corp.	4.100%	3/15/44	150	160
CSX Corp.	3.950%	5/1/50	125	125
CSX Corp.	4.500%	8/1/54	25	27
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	132	155
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	53	60
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	40	42
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	48	51
FedEx Corp.	8.000%	1/15/19	100	115
FedEx Corp.	2.625%	8/1/22	75	77
FedEx Corp.	4.000%	1/15/24	125	139
FedEx Corp.	3.250%	4/1/26	100	106
FedEx Corp.	3.875%	8/1/42	100	100
FedEx Corp.	4.100%	4/15/43	75	77
FedEx Corp.	5.100%	1/15/44	100	119
FedEx Corp.	4.750%	11/15/45	200	228
FedEx Corp.	4.550%	4/1/46	150	167
FedEx Corp.	4.500%	2/1/65	60	62
4 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	234	236
JB Hunt Transport Services Inc.	3.300%	8/15/22	100	103
JB Hunt Transport Services Inc.	3.850%	3/15/24	50	53
Kansas City Southern	2.350%	5/15/20	25	25
Kansas City Southern	3.000%	5/15/23	75	76
Kansas City Southern	3.125%	6/1/26	100	101
Kansas City Southern	4.300%	5/15/43	75	78
Kansas City Southern	4.950%	8/15/45	125	142
4 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	121	118
Norfolk Southern Corp.	5.900%	6/15/19	175	195
Norfolk Southern Corp.	2.903%	2/15/23	48	50
Norfolk Southern Corp.	5.590%	5/17/25	50	60
Norfolk Southern Corp.	7.800%	5/15/27	60	85
Norfolk Southern Corp.	4.837%	10/1/41	313	365
Norfolk Southern Corp.	4.450%	6/15/45	75	84
Norfolk Southern Corp.	4.650%	1/15/46	75	87
Norfolk Southern Corp.	7.900%	5/15/97	70	106
Norfolk Southern Corp.	6.000%	3/15/05	100	122
Norfolk Southern Corp.	6.000%	5/23/11	240	292
Ryder System Inc.	2.450%	11/15/18	250	254
Ryder System Inc.	2.350%	2/26/19	250	254
Ryder System Inc.	2.550%	6/1/19	300	306
Ryder System Inc.	2.500%	5/11/20	50	50
Southwest Airlines Co.	2.750%	11/6/19	50	52
Southwest Airlines Co.	2.650%	11/5/20	125	128
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	33	38

4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	100	102
Trinity Industries Inc.	4.550%	10/1/24	60	60
Union Pacific Corp.	2.250%	6/19/20	225	230
Union Pacific Corp.	4.163%	7/15/22	659	740
Union Pacific Corp.	3.250%	1/15/25	200	215
Union Pacific Corp.	3.250%	8/15/25	150	161
Union Pacific Corp.	2.750%	3/1/26	75	78
Union Pacific Corp.	3.375%	2/1/35	100	102
Union Pacific Corp.	4.750%	9/15/41	350	415
Union Pacific Corp.	4.750%	12/15/43	100	120
Union Pacific Corp.	4.821%	2/1/44	100	121
Union Pacific Corp.	4.050%	11/15/45	150	165
Union Pacific Corp.	4.050%	3/1/46	150	164
Union Pacific Corp.	3.875%	2/1/55	100	100
Union Pacific Corp.	4.375%	11/15/65	135	148
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	135	147
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	189	202
4 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	60	64
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	175	184
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	700	716
4 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	50	52
4 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	50	50
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	75	75
United Parcel Service Inc.	5.500%	1/15/18	175	185
United Parcel Service Inc.	5.125%	4/1/19	100	110
United Parcel Service Inc.	3.125%	1/15/21	275	294
United Parcel Service Inc.	2.450%	10/1/22	450	467
United Parcel Service Inc.	6.200%	1/15/38	278	397
United Parcel Service Inc.	4.875%	11/15/40	75	95
United Parcel Service Inc.	3.625%	10/1/42	75	80
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	131	139
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	40	43
				545,350
Utilities (2.3%)
Electric (2.1%)
AEP Texas Central Co.	6.650%	2/15/33	200	258
Alabama Power Co.	5.500%	10/15/17	230	240
Alabama Power Co.	6.125%	5/15/38	50	67
Alabama Power Co.	5.500%	3/15/41	50	64
Alabama Power Co.	5.200%	6/1/41	175	219
Alabama Power Co.	3.850%	12/1/42	25	26
Alabama Power Co.	4.150%	8/15/44	75	82
Alabama Power Co.	3.750%	3/1/45	150	156
Alabama Power Co.	4.300%	1/2/46	300	338
Ameren Corp.	2.700%	11/15/20	100	103
Ameren Corp.	3.650%	2/15/26	80	85

Ameren Illinois Co.	6.125%	11/15/17	25	26
Ameren Illinois Co.	2.700%	9/1/22	500	520
American Electric Power Co. Inc.	1.650%	12/15/17	150	151
American Electric Power Co. Inc.	2.950%	12/15/22	25	26
Appalachian Power Co.	4.600%	3/30/21	50	55
Appalachian Power Co.	6.700%	8/15/37	250	333
Arizona Public Service Co.	8.750%	3/1/19	200	234
Arizona Public Service Co.	3.350%	6/15/24	50	54
Arizona Public Service Co.	3.150%	5/15/25	200	213
Arizona Public Service Co.	2.550%	9/15/26	50	50
Arizona Public Service Co.	4.500%	4/1/42	25	29
Arizona Public Service Co.	4.700%	1/15/44	100	120
Arizona Public Service Co.	4.350%	11/15/45	125	143
Arizona Public Service Co.	3.750%	5/15/46	200	210
Atlantic City Electric Co.	7.750%	11/15/18	100	113
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	378
Baltimore Gas & Electric Co.	2.400%	8/15/26	50	50
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	100
Berkshire Hathaway Energy Co.	5.750%	4/1/18	575	613
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	127
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	109
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	107
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	292
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	181
Berkshire Hathaway Energy Co.	4.500%	2/1/45	100	113
Black Hills Corp.	2.500%	1/11/19	75	76
Black Hills Corp.	3.950%	1/15/26	75	80
Black Hills Corp.	4.200%	9/15/46	100	102
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	252
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	450	457
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	72
CenterPoint Energy Inc.	6.500%	5/1/18	200	214
7 Cleco Corporate Holdings LLC	3.743%	5/1/26	100	104
7 Cleco Corporate Holdings LLC	4.973%	5/1/46	125	136
Cleco Power LLC	6.000%	12/1/40	100	126
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	268
CMS Energy Corp.	8.750%	6/15/19	200	237
CMS Energy Corp.	3.875%	3/1/24	25	27
CMS Energy Corp.	3.600%	11/15/25	175	187
CMS Energy Corp.	3.000%	5/15/26	75	76
CMS Energy Corp.	4.700%	3/31/43	125	143
Commonwealth Edison Co.	5.800%	3/15/18	75	80
Commonwealth Edison Co.	4.000%	8/1/20	25	27
Commonwealth Edison Co.	5.900%	3/15/36	50	66
Commonwealth Edison Co.	6.450%	1/15/38	175	249
Commonwealth Edison Co.	4.600%	8/15/43	300	353
Commonwealth Edison Co.	4.700%	1/15/44	175	209
Commonwealth Edison Co.	3.700%	3/1/45	300	311
Commonwealth Edison Co.	3.650%	6/15/46	175	180
Connecticut Light & Power Co.	2.500%	1/15/23	125	128
Connecticut Light & Power Co.	4.300%	4/15/44	500	573
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	550	619
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	200	221
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	245
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	356
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	100
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	230

Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	432
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	152
Consolidated Edison Inc.	2.000%	5/15/21	75	76
Constellation Energy Group Inc.	5.150%	12/1/20	200	223
Consumers Energy Co.	5.650%	9/15/18	285	308
Consumers Energy Co.	3.375%	8/15/23	275	297
Consumers Energy Co.	3.950%	5/15/43	75	83
Consumers Energy Co.	4.100%	11/15/45	50	57
Consumers Energy Co.	3.250%	8/15/46	50	49
Consumers Energy Co.	4.350%	8/31/64	50	57
Delmarva Power & Light Co.	3.500%	11/15/23	25	27
Delmarva Power & Light Co.	4.000%	6/1/42	50	54
Dominion Resources Inc.	6.400%	6/15/18	342	369
Dominion Resources Inc.	2.500%	12/1/19	50	51
Dominion Resources Inc.	3.625%	12/1/24	50	53
Dominion Resources Inc.	3.900%	10/1/25	125	134
Dominion Resources Inc.	2.850%	8/15/26	100	99
Dominion Resources Inc.	6.300%	3/15/33	100	124
Dominion Resources Inc.	5.950%	6/15/35	225	277
Dominion Resources Inc.	4.050%	9/15/42	200	202
Dominion Resources Inc.	4.700%	12/1/44	175	194
4 Dominion Resources Inc.	5.750%	10/1/54	100	103
DTE Electric Co.	3.900%	6/1/21	100	110
DTE Electric Co.	2.650%	6/15/22	325	336
DTE Electric Co.	3.650%	3/15/24	175	192
DTE Electric Co.	3.375%	3/1/25	150	162
DTE Electric Co.	3.950%	6/15/42	50	55
DTE Electric Co.	4.000%	4/1/43	225	246
DTE Electric Co.	3.700%	6/1/46	50	53
DTE Energy Co.	1.500%	10/1/19	100	100
DTE Energy Co.	2.400%	12/1/19	300	306
DTE Energy Co.	2.850%	10/1/26	700	695
Duke Energy Carolinas LLC	4.300%	6/15/20	325	357
Duke Energy Carolinas LLC	3.900%	6/15/21	500	547
Duke Energy Carolinas LLC	6.000%	12/1/28	125	164
Duke Energy Carolinas LLC	6.100%	6/1/37	100	133
Duke Energy Carolinas LLC	6.000%	1/15/38	25	34
Duke Energy Carolinas LLC	6.050%	4/15/38	25	34
Duke Energy Carolinas LLC	5.300%	2/15/40	150	190
Duke Energy Carolinas LLC	4.000%	9/30/42	75	81
Duke Energy Corp.	2.100%	6/15/18	75	76
Duke Energy Corp.	5.050%	9/15/19	250	275
Duke Energy Corp.	3.050%	8/15/22	75	79
Duke Energy Corp.	3.750%	4/15/24	325	350
Duke Energy Florida LLC	5.650%	6/15/18	75	81
Duke Energy Florida LLC	6.350%	9/15/37	225	316
Duke Energy Florida LLC	6.400%	6/15/38	200	284
Duke Energy Florida LLC	3.850%	11/15/42	200	210
4 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	50	50
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	50
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	100
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	50
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	75
Duke Energy Indiana LLC	3.750%	7/15/20	25	27
Duke Energy Indiana LLC	6.350%	8/15/38	225	316
Duke Energy Indiana LLC	4.200%	3/15/42	400	441
Duke Energy Indiana LLC	3.750%	5/15/46	75	78

Duke Energy Ohio Inc.	3.700%	6/15/46	25	26
Duke Energy Progress LLC	5.300%	1/15/19	175	191
Duke Energy Progress LLC	2.800%	5/15/22	100	105
Duke Energy Progress LLC	4.375%	3/30/44	550	626
Duke Energy Progress LLC	3.700%	10/15/46	50	52
Edison International	2.950%	3/15/23	200	206
El Paso Electric Co.	6.000%	5/15/35	50	61
El Paso Electric Co.	5.000%	12/1/44	75	88
7 Emera US Finance LP	2.150%	6/15/19	50	51
7 Emera US Finance LP	2.700%	6/15/21	75	77
7 Emera US Finance LP	3.550%	6/15/26	100	104
7 Emera US Finance LP	4.750%	6/15/46	305	328
Entergy Arkansas Inc.	3.750%	2/15/21	75	81
Entergy Corp.	2.950%	9/1/26	200	200
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	214
Entergy Louisiana LLC	5.400%	11/1/24	475	575
Entergy Louisiana LLC	2.400%	10/1/26	75	74
Entergy Louisiana LLC	3.050%	6/1/31	175	179
Entergy Louisiana LLC	4.950%	1/15/45	150	160
Entergy Texas Inc.	7.125%	2/1/19	175	196
Eversource Energy	1.450%	5/1/18	100	100
Eversource Energy	4.500%	11/15/19	75	81
Eversource Energy	3.150%	1/15/25	125	130
Eversource Energy	3.350%	3/15/26	100	105
Exelon Corp.	2.850%	6/15/20	75	78
Exelon Corp.	3.950%	6/15/25	200	217
Exelon Corp.	3.400%	4/15/26	200	208
Exelon Corp.	4.950%	6/15/35	225	256
Exelon Corp.	5.625%	6/15/35	20	24
Exelon Corp.	5.100%	6/15/45	250	291
Exelon Corp.	4.450%	4/15/46	175	189
Exelon Generation Co. LLC	6.200%	10/1/17	125	131
Exelon Generation Co. LLC	2.950%	1/15/20	400	412
Exelon Generation Co. LLC	4.000%	10/1/20	100	107
Exelon Generation Co. LLC	5.600%	6/15/42	205	216
Florida Power & Light Co.	5.550%	11/1/17	75	79
Florida Power & Light Co.	5.625%	4/1/34	25	32
Florida Power & Light Co.	5.650%	2/1/37	96	126
Florida Power & Light Co.	5.960%	4/1/39	475	658
Florida Power & Light Co.	3.800%	12/15/42	150	163
7 Fortis Inc.	2.100%	10/4/21	50	50
7 Fortis Inc.	3.055%	10/4/26	475	473
Georgia Power Co.	1.950%	12/1/18	140	142
Georgia Power Co.	2.400%	4/1/21	350	363
Georgia Power Co.	3.250%	4/1/26	100	106
Georgia Power Co.	5.650%	3/1/37	50	63
Georgia Power Co.	5.400%	6/1/40	300	370
Georgia Power Co.	4.750%	9/1/40	100	115
Georgia Power Co.	4.300%	3/15/43	100	109
Great Plains Energy Inc.	4.850%	6/1/21	250	273
Iberdrola International BV	6.750%	7/15/36	75	100
Interstate Power & Light Co.	3.250%	12/1/24	50	53
Interstate Power & Light Co.	6.250%	7/15/39	50	69
Interstate Power & Light Co.	3.700%	9/15/46	125	127
ITC Holdings Corp.	4.050%	7/1/23	75	82
ITC Holdings Corp.	5.300%	7/1/43	175	208
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	70	82

Kansas City Power & Light Co.	6.050%	11/15/35	50	63
Kansas City Power & Light Co.	5.300%	10/1/41	100	117
Kentucky Utilities Co.	3.250%	11/1/20	50	53
Kentucky Utilities Co.	5.125%	11/1/40	125	156
Kentucky Utilities Co.	4.650%	11/15/43	250	296
Kentucky Utilities Co.	4.375%	10/1/45	25	29
Louisville Gas & Electric Co.	5.125%	11/15/40	125	155
Louisville Gas & Electric Co.	4.650%	11/15/43	25	30
MidAmerican Energy Co.	5.300%	3/15/18	50	53
MidAmerican Energy Co.	6.750%	12/30/31	125	176
MidAmerican Energy Co.	5.750%	11/1/35	125	163
Mississippi Power Co.	4.250%	3/15/42	150	141
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	200	202
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	175	179
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	300	304
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	375	384
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	200	205
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	200	208
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	223
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	25
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	75	80
Nevada Power Co.	7.125%	3/15/19	550	626
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	425	433
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	300	318
Northern States Power Co.	5.250%	3/1/18	175	185
Northern States Power Co.	2.200%	8/15/20	50	51
Northern States Power Co.	6.250%	6/1/36	75	105
Northern States Power Co.	6.200%	7/1/37	50	70
Northern States Power Co.	5.350%	11/1/39	175	226
Northern States Power Co.	4.000%	8/15/45	50	56
Northern States Power Co.	3.600%	5/15/46	50	52
NorthWestern Corp.	4.176%	11/15/44	75	82
NSTAR Electric Co.	5.625%	11/15/17	150	157
NSTAR Electric Co.	2.375%	10/15/22	150	153
NSTAR Electric Co.	5.500%	3/15/40	75	97
Oglethorpe Power Corp.	6.100%	3/15/19	90	99
Oglethorpe Power Corp.	5.950%	11/1/39	50	63
Oglethorpe Power Corp.	5.375%	11/1/40	125	151
Oglethorpe Power Corp.	4.250%	4/1/46	75	80
Ohio Edison Co.	8.250%	10/15/38	100	150
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	132
Oklahoma Gas & Electric Co.	3.900%	5/1/43	50	52
Oklahoma Gas & Electric Co.	4.000%	12/15/44	150	161
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	193
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	181
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	195
Pacific Gas & Electric Co.	5.625%	11/30/17	150	158
Pacific Gas & Electric Co.	8.250%	10/15/18	220	249

Pacific Gas & Electric Co.	3.250%	9/15/21	525	557
Pacific Gas & Electric Co.	3.250%	6/15/23	300	319
Pacific Gas & Electric Co.	3.750%	2/15/24	50	55
Pacific Gas & Electric Co.	3.400%	8/15/24	50	54
Pacific Gas & Electric Co.	3.500%	6/15/25	50	54
Pacific Gas & Electric Co.	6.050%	3/1/34	625	834
Pacific Gas & Electric Co.	6.350%	2/15/38	100	137
Pacific Gas & Electric Co.	5.400%	1/15/40	250	317
Pacific Gas & Electric Co.	4.450%	4/15/42	225	255
Pacific Gas & Electric Co.	4.600%	6/15/43	375	434
Pacific Gas & Electric Co.	4.750%	2/15/44	150	179
Pacific Gas & Electric Co.	4.250%	3/15/46	175	197
PacifiCorp	5.650%	7/15/18	100	108
PacifiCorp	3.600%	4/1/24	125	136
PacifiCorp	7.700%	11/15/31	600	923
PacifiCorp	5.250%	6/15/35	100	123
PECO Energy Co.	5.350%	3/1/18	50	53
PECO Energy Co.	2.375%	9/15/22	75	76
Pennsylvania Electric Co.	6.050%	9/1/17	85	88
PG&E Corp.	2.400%	3/1/19	100	102
Potomac Electric Power Co.	6.500%	11/15/37	100	142
PPL Capital Funding Inc.	1.900%	6/1/18	50	50
PPL Capital Funding Inc.	3.500%	12/1/22	115	122
PPL Capital Funding Inc.	3.400%	6/1/23	100	105
PPL Capital Funding Inc.	3.950%	3/15/24	50	54
PPL Capital Funding Inc.	3.100%	5/15/26	100	102
PPL Capital Funding Inc.	4.700%	6/1/43	25	27
PPL Capital Funding Inc.	5.000%	3/15/44	350	395
PPL Electric Utilities Corp.	3.000%	9/15/21	275	291
PPL Electric Utilities Corp.	4.125%	6/15/44	50	55
Progress Energy Inc.	7.050%	3/15/19	400	451
Progress Energy Inc.	4.400%	1/15/21	100	109
Progress Energy Inc.	3.150%	4/1/22	40	42
Progress Energy Inc.	7.000%	10/30/31	119	160
Progress Energy Inc.	6.000%	12/1/39	25	32
PSEG Power LLC	8.625%	4/15/31	381	497
Public Service Co. of Colorado	5.125%	6/1/19	275	303
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	2.900%	5/15/25	100	104
Public Service Co. of Colorado	4.750%	8/15/41	75	90
Public Service Co. of Colorado	3.600%	9/15/42	175	180
Public Service Co. of New Hampshire	3.500%	11/1/23	50	54
Public Service Co. of Oklahoma	4.400%	2/1/21	75	82
Public Service Co. of Oklahoma	6.625%	11/15/37	200	266
Public Service Electric & Gas Co.	5.300%	5/1/18	85	91
Public Service Electric & Gas Co.	2.300%	9/15/18	125	128
Public Service Electric & Gas Co.	1.800%	6/1/19	50	51
Public Service Electric & Gas Co.	1.900%	3/15/21	150	152
Public Service Electric & Gas Co.	3.050%	11/15/24	100	106
Public Service Electric & Gas Co.	3.000%	5/15/25	80	85
Public Service Electric & Gas Co.	2.250%	9/15/26	250	249
Public Service Electric & Gas Co.	4.000%	6/1/44	300	334
Public Service Electric & Gas Co.	4.050%	5/1/45	100	113
Public Service Electric & Gas Co.	4.150%	11/1/45	50	57
Public Service Electric & Gas Co.	3.800%	3/1/46	250	273
Puget Energy Inc.	6.000%	9/1/21	100	116
Puget Energy Inc.	3.650%	5/15/25	400	417

Puget Sound Energy Inc.	5.483%	6/1/35	25	31
Puget Sound Energy Inc.	6.274%	3/15/37	125	171
Puget Sound Energy Inc.	5.757%	10/1/39	75	99
Puget Sound Energy Inc.	5.764%	7/15/40	100	133
Puget Sound Energy Inc.	4.434%	11/15/41	150	172
San Diego Gas & Electric Co.	2.500%	5/15/26	250	254
San Diego Gas & Electric Co.	5.350%	5/15/35	25	32
San Diego Gas & Electric Co.	5.350%	5/15/40	50	64
San Diego Gas & Electric Co.	4.500%	8/15/40	150	175
San Diego Gas & Electric Co.	3.950%	11/15/41	175	191
San Diego Gas & Electric Co.	4.300%	4/1/42	50	57
SCANA Corp.	4.750%	5/15/21	125	135
SCANA Corp.	4.125%	2/1/22	50	52
Sierra Pacific Power Co.	3.375%	8/15/23	50	54
7 Sierra Pacific Power Co.	2.600%	5/1/26	100	101
Sierra Pacific Power Co.	6.750%	7/1/37	150	212
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	221
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	33
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	126
South Carolina Electric & Gas Co.	4.100%	6/15/46	350	374
South Carolina Electric & Gas Co.	4.500%	6/1/64	100	106
South Carolina Electric & Gas Co.	5.100%	6/1/65	100	118
Southern California Edison Co.	3.875%	6/1/21	275	301
4 Southern California Edison Co.	1.845%	2/1/22	79	79
Southern California Edison Co.	2.400%	2/1/22	300	309
Southern California Edison Co.	3.500%	10/1/23	175	191
Southern California Edison Co.	6.650%	4/1/29	75	101
Southern California Edison Co.	6.000%	1/15/34	50	67
Southern California Edison Co.	5.750%	4/1/35	75	98
Southern California Edison Co.	5.350%	7/15/35	100	125
Southern California Edison Co.	5.625%	2/1/36	125	161
Southern California Edison Co.	5.950%	2/1/38	100	136
Southern California Edison Co.	4.500%	9/1/40	75	88
Southern California Edison Co.	3.900%	12/1/41	40	43
Southern California Edison Co.	4.050%	3/15/42	125	138
Southern California Edison Co.	4.650%	10/1/43	135	164
Southern Co.	1.550%	7/1/18	100	100
Southern Co.	1.850%	7/1/19	75	76
Southern Co.	2.150%	9/1/19	50	51
Southern Co.	2.750%	6/15/20	250	258
Southern Co.	2.350%	7/1/21	175	178
Southern Co.	2.950%	7/1/23	125	129
Southern Co.	3.250%	7/1/26	300	310
Southern Co.	4.250%	7/1/36	250	266
Southern Co.	4.400%	7/1/46	300	326
Southern Power Co.	1.850%	12/1/17	250	252
Southern Power Co.	1.500%	6/1/18	75	75
Southern Power Co.	2.375%	6/1/20	50	51
Southern Power Co.	4.150%	12/1/25	200	216
Southern Power Co.	5.150%	9/15/41	100	109
Southern Power Co.	5.250%	7/15/43	50	55
Southwestern Electric Power Co.	6.450%	1/15/19	100	110
Southwestern Electric Power Co.	3.550%	2/15/22	25	27
Southwestern Electric Power Co.	6.200%	3/15/40	50	64
Southwestern Electric Power Co.	3.900%	4/1/45	100	100
Southwestern Public Service Co.	3.300%	6/15/24	315	335
Southwestern Public Service Co.	4.500%	8/15/41	100	117

Southwestern Public Service Co.	3.400%	8/15/46	375	374
System Energy Resources Inc.	4.100%	4/1/23	50	53
Tampa Electric Co.	6.100%	5/15/18	100	107
Tampa Electric Co.	2.600%	9/15/22	75	77
Tampa Electric Co.	6.550%	5/15/36	25	35
Tampa Electric Co.	4.100%	6/15/42	50	53
Tampa Electric Co.	4.200%	5/15/45	250	272
TECO Finance Inc.	5.150%	3/15/20	50	55
Toledo Edison Co.	6.150%	5/15/37	100	124
TransAlta Corp.	6.900%	5/15/18	150	158
TransAlta Corp.	4.500%	11/15/22	100	98
Tri-State Generation & Transmission Assn.
Inc.	3.700%	11/1/24	50	53
Tri-State Generation & Transmission Assn.
Inc.	4.700%	11/1/44	25	28
Tri-State Generation & Transmission Assn.
Inc.	4.250%	6/1/46	100	108
Tucson Electric Power Co.	5.150%	11/15/21	50	56
Tucson Electric Power Co.	3.050%	3/15/25	50	50
UIL Holdings Corp.	4.625%	10/1/20	75	80
Union Electric Co.	3.500%	4/15/24	225	243
Union Electric Co.	8.450%	3/15/39	150	251
Union Electric Co.	3.650%	4/15/45	125	131
Virginia Electric & Power Co.	3.450%	2/15/24	50	54
Virginia Electric & Power Co.	6.000%	1/15/36	125	166
Virginia Electric & Power Co.	6.000%	5/15/37	100	134
Virginia Electric & Power Co.	6.350%	11/30/37	50	70
Virginia Electric & Power Co.	4.000%	1/15/43	250	269
Virginia Electric & Power Co.	4.650%	8/15/43	125	147
Virginia Electric & Power Co.	4.450%	2/15/44	475	544
WEC Energy Group Inc.	1.650%	6/15/18	50	50
WEC Energy Group Inc.	2.450%	6/15/20	75	77
WEC Energy Group Inc.	3.550%	6/15/25	200	215
Westar Energy Inc.	2.550%	7/1/26	150	150
Westar Energy Inc.	4.125%	3/1/42	200	219
Westar Energy Inc.	4.100%	4/1/43	50	55
Westar Energy Inc.	4.625%	9/1/43	25	29
Westar Energy Inc.	4.250%	12/1/45	25	28
Western Massachusetts Electric Co.	3.500%	9/15/21	75	80
Wisconsin Electric Power Co.	2.950%	9/15/21	75	79
Wisconsin Electric Power Co.	4.250%	6/1/44	100	113
Wisconsin Power & Light Co.	5.000%	7/15/19	65	71
Wisconsin Power & Light Co.	2.250%	11/15/22	75	75
Wisconsin Power & Light Co.	6.375%	8/15/37	100	139
Wisconsin Power & Light Co.	4.100%	10/15/44	75	83
Xcel Energy Inc.	4.700%	5/15/20	100	109
Xcel Energy Inc.	2.400%	3/15/21	100	103
Xcel Energy Inc.	3.300%	6/1/25	525	554

Natural Gas (0.2%)
Atmos Energy Corp.	8.500%	3/15/19	75	87
Atmos Energy Corp.	5.500%	6/15/41	300	381
British Transco Finance Inc.	6.625%	6/1/18	50	54
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	54
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	302
KeySpan Corp.	8.000%	11/15/30	75	106
NiSource Finance Corp.	6.400%	3/15/18	30	32

NiSource Finance Corp.	6.800%	1/15/19	75	83
NiSource Finance Corp.	5.450%	9/15/20	225	253
NiSource Finance Corp.	6.125%	3/1/22	75	90
NiSource Finance Corp.	6.250%	12/15/40	150	195
NiSource Finance Corp.	5.800%	2/1/42	150	187
NiSource Finance Corp.	4.800%	2/15/44	125	142
ONE Gas Inc.	2.070%	2/1/19	75	76
ONE Gas Inc.	4.658%	2/1/44	25	29
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	57
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	50	50
Sempra Energy	6.150%	6/15/18	548	591
Sempra Energy	2.850%	11/15/20	395	409
Sempra Energy	2.875%	10/1/22	100	103
Sempra Energy	3.750%	11/15/25	105	113
Sempra Energy	6.000%	10/15/39	100	128
Southern California Gas Co.	2.600%	6/15/26	200	204
Southern California Gas Co.	3.750%	9/15/42	25	27
Southern California Gas Co.	4.450%	3/15/44	50	59
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	348
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	78
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	94
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	54
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	101
Spire Inc.	4.700%	8/15/44	100	110
Washington Gas Light Co.	3.796%	9/15/46	75	78

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	200	210
American Water Capital Corp.	3.400%	3/1/25	75	81
American Water Capital Corp.	6.593%	10/15/37	150	217
American Water Capital Corp.	4.300%	9/1/45	100	115
United Utilities plc	5.375%	2/1/19	325	347

				70,955
Total Corporate Bonds (Cost $835,989)				892,078
Sovereign Bonds (U.S. Dollar-Denominated) (5.1%)
African Development Bank	0.875%	3/15/18	150	150
African Development Bank	1.625%	10/2/18	300	304
African Development Bank	1.000%	5/15/19	200	199
African Development Bank	1.250%	7/26/21	500	497
African Development Bank	2.375%	9/23/21	650	678
Agricultural Bank Of China	2.000%	5/21/18	250	251
Asian Development Bank	0.875%	4/26/18	600	600
Asian Development Bank	5.593%	7/16/18	275	296
Asian Development Bank	1.750%	9/11/18	225	228
Asian Development Bank	0.875%	10/5/18	550	549
Asian Development Bank	1.875%	10/23/18	950	968
Asian Development Bank	1.375%	1/15/19	500	504
Asian Development Bank	1.750%	3/21/19	25	25
Asian Development Bank	1.875%	4/12/19	50	51
Asian Development Bank	1.000%	8/16/19	300	299
Asian Development Bank	1.500%	1/22/20	700	708
Asian Development Bank	1.625%	3/16/21	1,000	1,014
Asian Development Bank	1.875%	2/18/22	600	613
Asian Development Bank	2.000%	1/22/25	300	306
Asian Development Bank	2.000%	4/24/26	100	102

7 Bank of England	1.250%	3/14/19	50	50
Canada	0.875%	2/14/17	450	450
Canada	1.125%	3/19/18	450	452
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	151
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	306
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	512
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	325
Corp. Andina de Fomento	8.125%	6/4/19	300	348
Corp. Andina de Fomento	2.125%	9/27/21	200	200
Corp. Andina de Fomento	4.375%	6/15/22	832	921
Council Of Europe Development Bank	1.000%	3/7/18	275	275
Council Of Europe Development Bank	1.125%	5/31/18	200	200
Council Of Europe Development Bank	1.625%	3/10/20	300	304
Council Of Europe Development Bank	1.625%	3/16/21	200	202
Ecopetrol SA	4.250%	9/18/18	100	104
Ecopetrol SA	5.875%	9/18/23	225	242
Ecopetrol SA	4.125%	1/16/25	775	752
Ecopetrol SA	5.375%	6/26/26	250	259
Ecopetrol SA	7.375%	9/18/43	100	106
Ecopetrol SA	5.875%	5/28/45	200	184
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	211
European Bank for Reconstruction &
Development	0.750%	9/1/17	700	699
European Bank for Reconstruction &
Development	1.000%	9/17/18	150	150
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	202
European Bank for Reconstruction &
Development	1.750%	6/14/19	275	280
European Bank for Reconstruction &
Development	0.875%	7/22/19	850	845
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	509
European Bank for Reconstruction &
Development	1.500%	3/16/20	350	353
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	204
European Investment Bank	1.000%	8/17/17	250	250
European Investment Bank	1.125%	9/15/17	400	401
European Investment Bank	1.000%	12/15/17	250	250
European Investment Bank	1.000%	3/15/18	200	200
European Investment Bank	1.250%	5/15/18	900	903
European Investment Bank	1.000%	6/15/18	650	650
European Investment Bank	1.125%	8/15/18	350	350
European Investment Bank	1.625%	12/18/18	400	405
European Investment Bank	1.875%	3/15/19	1,500	1,528
European Investment Bank	1.750%	6/17/19	885	899
European Investment Bank	1.125%	8/15/19	2,500	2,496
European Investment Bank	1.625%	3/16/20	275	279
European Investment Bank	1.375%	6/15/20	1,825	1,829
European Investment Bank	2.875%	9/15/20	1,025	1,086
European Investment Bank	1.625%	12/15/20	125	127
European Investment Bank	4.000%	2/16/21	25	28
European Investment Bank	2.000%	3/15/21	1,550	1,593
European Investment Bank	2.500%	4/15/21	850	891
European Investment Bank	1.625%	6/15/21	1,000	1,010

European Investment Bank	1.375%	9/15/21	100	100
European Investment Bank	2.125%	10/15/21	100	103
European Investment Bank	3.250%	1/29/24	400	444
European Investment Bank	2.500%	10/15/24	200	212
European Investment Bank	1.875%	2/10/25	1,050	1,055
Export Development Canada	0.750%	12/15/17	575	574
Export Development Canada	1.000%	6/15/18	575	576
8 Export Development Canada	1.625%	12/3/19	150	152
Export Development Canada	1.500%	5/26/21	500	504
Export-Import Bank of Korea	1.750%	2/27/18	625	628
Export-Import Bank of Korea	2.875%	9/17/18	200	205
Export-Import Bank of Korea	2.375%	8/12/19	200	205
Export-Import Bank of Korea	2.500%	5/10/21	300	309
Export-Import Bank of Korea	4.375%	9/15/21	75	84
Export-Import Bank of Korea	5.000%	4/11/22	275	320
Export-Import Bank of Korea	4.000%	1/14/24	650	728
Export-Import Bank of Korea	2.625%	5/26/26	200	204
FMS Wertmanagement AoeR	1.125%	9/5/17	150	150
FMS Wertmanagement AoeR	1.000%	11/21/17	200	200
FMS Wertmanagement AoeR	1.625%	11/20/18	500	506
FMS Wertmanagement AoeR	1.000%	8/16/19	500	498
FMS Wertmanagement AoeR	1.750%	3/17/20	150	152
Hydro-Quebec	8.400%	1/15/22	775	1,013
Hydro-Quebec	8.050%	7/7/24	200	278
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	250	252
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	250	260
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	254
Inter-American Development Bank	2.375%	8/15/17	100	101
Inter-American Development Bank	0.875%	3/15/18	150	150
Inter-American Development Bank	1.750%	8/24/18	275	279
Inter-American Development Bank	1.125%	8/28/18	500	502
Inter-American Development Bank	4.250%	9/10/18	1,050	1,115
Inter-American Development Bank	1.000%	5/13/19	300	300
Inter-American Development Bank	1.125%	9/12/19	100	100
Inter-American Development Bank	3.875%	9/17/19	1,350	1,458
Inter-American Development Bank	1.750%	10/15/19	600	611
Inter-American Development Bank	3.875%	2/14/20	50	54
Inter-American Development Bank	1.875%	6/16/20	275	281
Inter-American Development Bank	1.750%	4/14/22	800	811
Inter-American Development Bank	3.000%	2/21/24	650	710
Inter-American Development Bank	2.125%	1/15/25	400	412
Inter-American Development Bank	7.000%	6/15/25	100	135
Inter-American Development Bank	2.000%	6/2/26	1,000	1,018
International Bank for Reconstruction &
Development	1.000%	11/15/17	200	200
International Bank for Reconstruction &
Development	1.375%	4/10/18	550	554
International Bank for Reconstruction &
Development	1.000%	6/15/18	1,000	1,001
International Bank for Reconstruction &
Development	0.875%	7/19/18	1,100	1,099
International Bank for Reconstruction &
Development	1.875%	3/15/19	1,225	1,249
International Bank for Reconstruction &
Development	1.250%	7/26/19	1,200	1,207
International Bank for Reconstruction &
Development	0.875%	8/15/19	925	920

	International Bank for Reconstruction &
	Development	1.875%	10/7/19	600	613
	International Bank for Reconstruction &
	Development	1.375%	3/30/20	100	101
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	1,100	1,114
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	1,100	1,103
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	450	468
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	2,250	2,258
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	1,025	1,035
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	1,000	1,058
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	400	539
	International Finance Corp.	0.625%	12/21/17	250	248
	International Finance Corp.	0.875%	6/15/18	300	299
	International Finance Corp.	1.250%	7/16/18	150	150
	International Finance Corp.	1.750%	9/4/18	350	354
	International Finance Corp.	1.750%	9/16/19	300	305
	International Finance Corp.	2.125%	4/7/26	1,100	1,133
9	Japan Bank for International Cooperation	1.750%	7/31/18	150	151
9	Japan Bank for International Cooperation	1.750%	11/13/18	400	402
9	Japan Bank for International Cooperation	1.875%	4/20/21	300	299
9	Japan Bank for International Cooperation	1.500%	7/21/21	750	743
9	Japan Bank for International Cooperation	3.375%	7/31/23	100	110
9	Japan Bank for International Cooperation	3.000%	5/29/24	500	538
9	Japan Bank for International Cooperation	2.125%	2/10/25	200	200
9	Japan Bank for International Cooperation	2.500%	5/28/25	200	208
9	Japan Bank for International Cooperation	2.375%	4/20/26	200	206
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	300	326
10	KFW	0.875%	9/5/17	250	250
10	KFW	0.875%	12/15/17	700	700
10	KFW	1.000%	1/26/18	300	300
10	KFW	4.375%	3/15/18	250	262
10	KFW	0.875%	4/19/18	2,000	1,998
10	KFW	1.000%	6/11/18	300	300
10	KFW	1.125%	8/6/18	600	601
10	KFW	1.000%	9/7/18	300	300
10	KFW	1.875%	4/1/19	775	790
10	KFW	4.875%	6/17/19	1,350	1,484
10	KFW	1.000%	7/15/19	650	647
10	KFW	1.750%	10/15/19	200	203
10	KFW	4.000%	1/27/20	50	54
10	KFW	1.500%	4/20/20	625	631
10	KFW	1.875%	6/30/20	1,100	1,123
10	KFW	2.750%	9/8/20	3,200	3,372
10	KFW	2.750%	10/1/20	200	211
10	KFW	1.625%	3/15/21	900	909
10	KFW	1.500%	6/15/21	1,700	1,706
10	KFW	2.000%	10/4/22	650	667
10	KFW	2.125%	1/17/23	1,025	1,056
10	KFW	2.500%	11/20/24	800	845
10	KFW	2.000%	5/2/25	300	305

10	KFW	0.000%	4/18/36	400	242
	Korea Development Bank	2.250%	8/7/17	25	25
	Korea Development Bank	1.500%	1/22/18	250	251
	Korea Development Bank	3.000%	3/17/19	200	207
	Korea Development Bank	4.625%	11/16/21	150	170
	Korea Development Bank	3.000%	9/14/22	750	798
	Korea Development Bank	3.750%	1/22/24	400	442
10	Landwirtschaftliche Rentenbank	0.875%	9/12/17	725	725
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	100	100
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	153
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	75	76
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	50	50
10	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	866
10	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	498
10	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	274
	Nexen Energy ULC	7.875%	3/15/32	50	72
	Nexen Energy ULC	6.400%	5/15/37	450	593
	Nexen Energy ULC	7.500%	7/30/39	200	296
	Nordic Investment Bank	1.125%	3/19/18	200	200
	Nordic Investment Bank	0.875%	9/27/18	200	200
	Nordic Investment Bank	1.875%	6/14/19	300	306
	Nordic Investment Bank	1.500%	9/29/20	200	202
	Nordic Investment Bank	1.250%	8/2/21	400	398
	North American Development Bank	4.375%	2/11/20	100	108
11	Oesterreichische Kontrollbank AG	1.125%	4/26/19	350	350
11	Oesterreichische Kontrollbank AG	1.375%	2/10/20	700	703
11	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	302
4	Oriental Republic of Uruguay	4.500%	8/14/24	225	249
4	Oriental Republic of Uruguay	4.375%	10/27/27	75	81
4	Oriental Republic of Uruguay	7.625%	3/21/36	200	283
4	Oriental Republic of Uruguay	4.125%	11/20/45	300	280
4	Oriental Republic of Uruguay	5.100%	6/18/50	850	880
	Petroleos Mexicanos	5.750%	3/1/18	625	654
7	Petroleos Mexicanos	5.500%	2/4/19	500	528
	Petroleos Mexicanos	8.000%	5/3/19	500	561
	Petroleos Mexicanos	6.000%	3/5/20	100	109
	Petroleos Mexicanos	3.500%	7/23/20	100	101
	Petroleos Mexicanos	5.500%	1/21/21	350	372
	Petroleos Mexicanos	6.375%	2/4/21	200	218
7	Petroleos Mexicanos	6.375%	2/4/21	1,251	1,361
	Petroleos Mexicanos	4.875%	1/24/22	300	307
	Petroleos Mexicanos	3.500%	1/30/23	225	213
7	Petroleos Mexicanos	4.625%	9/21/23	400	402
	Petroleos Mexicanos	4.875%	1/18/24	350	354
	Petroleos Mexicanos	2.378%	4/15/25	45	46
	Petroleos Mexicanos	4.500%	1/23/26	125	122
7	Petroleos Mexicanos	6.875%	8/4/26	529	595
	Petroleos Mexicanos	6.625%	6/15/35	625	636
	Petroleos Mexicanos	6.625%	6/15/38	150	150
	Petroleos Mexicanos	6.500%	6/2/41	400	389
	Petroleos Mexicanos	5.500%	6/27/44	575	498
	Petroleos Mexicanos	5.625%	1/23/46	1,134	993
7	Petroleos Mexicanos	6.750%	9/21/47	200	200
12	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	35	56
	Province of British Columbia	2.000%	10/23/22	200	204
	Province of British Columbia	2.250%	6/2/26	300	306

Province of Manitoba	1.300%	4/3/17	75	75
Province of Manitoba	1.125%	6/1/18	150	150
Province of Manitoba	1.750%	5/30/19	175	178
Province of Manitoba	2.050%	11/30/20	300	308
Province of Manitoba	2.100%	9/6/22	150	154
Province of Manitoba	3.050%	5/14/24	250	270
Province of Manitoba	2.125%	6/22/26	90	90
Province of Ontario	1.100%	10/25/17	250	250
Province of Ontario	3.150%	12/15/17	225	231
Province of Ontario	3.000%	7/16/18	225	232
Province of Ontario	2.000%	9/27/18	200	203
Province of Ontario	1.250%	6/17/19	500	500
Province of Ontario	1.650%	9/27/19	225	227
Province of Ontario	4.000%	10/7/19	575	620
Province of Ontario	4.400%	4/14/20	1,200	1,321
Province of Ontario	2.500%	9/10/21	575	600
Province of Ontario	2.450%	6/29/22	150	156
Province of Ontario	3.200%	5/16/24	150	163
Province of Ontario	2.500%	4/27/26	250	258
Quebec	4.625%	5/14/18	575	607
Quebec	3.500%	7/29/20	350	376
Quebec	2.750%	8/25/21	325	343
Quebec	2.625%	2/13/23	400	418
Quebec	2.500%	4/20/26	200	205
Quebec	7.500%	9/15/29	475	717
Republic of Chile	2.250%	10/30/22	175	177
Republic of Chile	3.125%	1/21/26	935	989
Republic of Chile	3.625%	10/30/42	75	80
Republic of Colombia	7.375%	3/18/19	400	452
Republic of Colombia	4.375%	7/12/21	450	487
Republic of Colombia	4.000%	2/26/24	900	958
Republic of Colombia	8.125%	5/21/24	500	661
4 Republic of Colombia	4.500%	1/28/26	130	143
Republic of Colombia	7.375%	9/18/37	100	135
Republic of Colombia	6.125%	1/18/41	575	700
4 Republic of Colombia	5.625%	2/26/44	200	233
4 Republic of Colombia	5.000%	6/15/45	800	869
Republic of Hungary	6.250%	1/29/20	350	393
Republic of Hungary	6.375%	3/29/21	1,550	1,796
Republic of Hungary	7.625%	3/29/41	100	157
Republic of Italy	6.875%	9/27/23	975	1,220
Republic of Italy	5.375%	6/15/33	175	213
Republic of Korea	7.125%	4/16/19	800	916
Republic of Korea	3.875%	9/11/23	200	228
Republic of Korea	5.625%	11/3/25	100	131
Republic of Panama	5.200%	1/30/20	200	222
4 Republic of Panama	4.000%	9/22/24	200	219
4 Republic of Panama	3.750%	3/16/25	200	216
Republic of Panama	7.125%	1/29/26	600	809
4 Republic of Panama	3.875%	3/17/28	300	325
Republic of Panama	9.375%	4/1/29	100	155
4 Republic of Panama	6.700%	1/26/36	292	400
4 Republic of Panama	4.300%	4/29/53	200	213
Republic of Peru	7.350%	7/21/25	425	593
Republic of Peru	8.750%	11/21/33	845	1,380
4 Republic of Peru	6.550%	3/14/37	225	320
Republic of Peru	5.625%	11/18/50	350	465

Republic of Poland	6.375%	7/15/19	961	1,081
Republic of Poland	5.125%	4/21/21	275	311
Republic of Poland	5.000%	3/23/22	775	883
Republic of Poland	3.000%	3/17/23	525	546
Republic of Poland	4.000%	1/22/24	150	166
Republic of Poland	3.250%	4/6/26	150	159
Republic of South Africa	5.500%	3/9/20	550	600
Republic of South Africa	4.665%	1/17/24	625	660
Republic of South Africa	5.875%	9/16/25	300	339
Republic of South Africa	4.875%	4/14/26	275	289
Republic of South Africa	4.300%	10/12/28	450	446
Republic of South Africa	6.250%	3/8/41	200	241
Republic of South Africa	5.000%	10/12/46	100	101
Republic of the Philippines	4.000%	1/15/21	350	380
Republic of the Philippines	9.500%	10/21/24	350	537
Republic of the Philippines	10.625%	3/16/25	100	163
Republic of the Philippines	5.500%	3/30/26	425	536
Republic of the Philippines	9.500%	2/2/30	225	388
Republic of the Philippines	7.750%	1/14/31	400	623
Republic of the Philippines	6.375%	1/15/32	500	706
Republic of the Philippines	6.375%	10/23/34	550	799
Republic of the Philippines	3.950%	1/20/40	100	114
Republic of the Philippines	3.700%	3/1/41	200	221
State of Israel	5.125%	3/26/19	550	602
State of Israel	3.150%	6/30/23	400	425
State of Israel	2.875%	3/16/26	200	208
State of Israel	4.500%	1/30/43	200	228
Statoil ASA	3.125%	8/17/17	400	406
Statoil ASA	1.250%	11/9/17	200	200
Statoil ASA	1.200%	1/17/18	125	125
Statoil ASA	5.250%	4/15/19	25	27
Statoil ASA	2.250%	11/8/19	250	255
Statoil ASA	2.750%	11/10/21	300	313
Statoil ASA	3.150%	1/23/22	150	159
Statoil ASA	2.450%	1/17/23	150	153
Statoil ASA	2.650%	1/15/24	100	102
Statoil ASA	3.250%	11/10/24	50	53
Statoil ASA	7.250%	9/23/27	400	561
Statoil ASA	5.100%	8/17/40	125	150
Statoil ASA	4.250%	11/23/41	175	188
Statoil ASA	3.950%	5/15/43	125	130
Statoil ASA	4.800%	11/8/43	175	205
Svensk Exportkredit AB	1.750%	5/30/17	200	201
Svensk Exportkredit AB	1.250%	4/12/19	300	300
Svensk Exportkredit AB	1.875%	6/17/19	200	203
Svensk Exportkredit AB	1.125%	8/28/19	300	299
Svensk Exportkredit AB	1.875%	6/23/20	200	202
Svensk Exportkredit AB	1.750%	3/10/21	250	253
United Mexican States	5.950%	3/19/19	150	167
United Mexican States	5.125%	1/15/20	200	222
United Mexican States	3.500%	1/21/21	100	106
United Mexican States	3.625%	3/15/22	1,058	1,115
United Mexican States	4.000%	10/2/23	976	1,045
United Mexican States	3.600%	1/30/25	600	622
United Mexican States	4.125%	1/21/26	200	216
United Mexican States	8.300%	8/15/31	100	162
United Mexican States	7.500%	4/8/33	100	142

United Mexican States	6.750%	9/27/34	433	573
United Mexican States	6.050%	1/11/40	1,145	1,397
United Mexican States	4.750%	3/8/44	965	1,003
United Mexican States	5.550%	1/21/45	200	232
United Mexican States	4.600%	1/23/46	600	612
United Mexican States	4.350%	1/15/47	350	344
United Mexican States	5.750%	10/12/10	342	364
Total Sovereign Bonds (Cost $153,331)				159,442
Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	195
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	65
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	75
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	207
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	65
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	148
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	381
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	321
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	250	252
California GO	5.750%	3/1/17	100	102
California GO	6.200%	10/1/19	275	314
California GO	5.700%	11/1/21	250	296
California GO	7.500%	4/1/34	600	913
California GO	7.300%	10/1/39	75	114
California GO	7.350%	11/1/39	925	1,417
California GO	7.625%	3/1/40	205	326
California GO	7.600%	11/1/40	200	325
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	68
Chicago IL GO	7.375%	1/1/33	150	167
Chicago IL GO	7.781%	1/1/35	50	58
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	181
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	188
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	166
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	66
Chicago IL Water Revenue	6.742%	11/1/40	275	363
Clark County NV Airport System Revenue	6.881%	7/1/42	100	113
Clark County NV Airport System Revenue	6.820%	7/1/45	100	156
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	190
Connecticut GO	5.090%	10/1/30	175	204
Connecticut GO	5.850%	3/15/32	200	257
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	61
Cook County IL GO	6.229%	11/15/34	50	62

Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	72
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	64
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	145
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	66
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	200	286
Dallas TX Independent School District GO	6.450%	2/15/35	100	119
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	50	72
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	67
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	66
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	66
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	250	293
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	102
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	125	127
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	450	472
George Washington University District of
Columbia GO	3.485%	9/15/22	200	215
Georgia GO	4.503%	11/1/25	150	172
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	250	339
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	201
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	93
Houston TX GO	6.290%	3/1/32	250	317
Houston TX Utility System Revenue	3.828%	5/15/28	75	84
Illinois GO	5.365%	3/1/17	175	178
Illinois GO	5.877%	3/1/19	250	270
Illinois GO	4.950%	6/1/23	550	579
Illinois GO	5.100%	6/1/33	1,200	1,155
Illinois GO	7.350%	7/1/35	300	338
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	150	201
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	67
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	349
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	169
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	117
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	200	222
Los Angeles CA Community College District
GO	6.600%	8/1/42	300	463
Los Angeles CA Department of Airports
International Airport Revenue	6.582%	5/15/39	100	138
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	202
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	29

	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	100	153
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	100	156
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	257
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	167
	Los Angeles CA Unified School District GO	6.758%	7/1/34	50	73
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	75	99
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	100	141
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	50	77
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	50	68
	Massachusetts GO	4.200%	12/1/21	125	139
	Massachusetts GO	5.456%	12/1/39	150	204
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	100	138
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	69
	Massachusetts Water Pollution Abatement
	Trust Revenue	5.192%	8/1/40	75	92
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	70
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	50	64
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	77
	Metropolitan Water District of Southern
	California Revenue	6.947%	7/1/40	50	59
	Mississippi GO	5.245%	11/1/34	50	64
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	50	64
13	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	225	284
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	100	110
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	800	960
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	157
	New York City NY GO	6.246%	6/1/35	25	29
	New York City NY GO	5.968%	3/1/36	100	136
	New York City NY GO	5.985%	12/1/36	50	67
	New York City NY GO	5.517%	10/1/37	50	66
	New York City NY GO	6.271%	12/1/37	100	142
	New York City NY GO	5.846%	6/1/40	50	70
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	50	71
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	50	72
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	50	72
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	137

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	175	254
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	150	215
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	198
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	132
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	99
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	637
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	65
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	142
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	125	159
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	100	127
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	100	133
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	75	100
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	194
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	50	66
	New York University Hospitals Center GO	4.428%	7/1/42	75	81
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	100	131
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	100	156
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	127
	Ohio State University General Receipts
	Revenue	4.048%	12/1/56	150	167
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	113
	Ohio University General Receipts Revenue	5.590%	12/1/14	50	60
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	90
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	50	73
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	205
	Oregon GO	5.762%	6/1/23	200	232
	Oregon GO	5.892%	6/1/27	75	97
14	Oregon School Boards Association GO	4.759%	6/30/28	75	88
15	Oregon School Boards Association GO	5.528%	6/30/28	50	62
	Pennsylvania GO	4.650%	2/15/26	50	56
	Pennsylvania GO	5.350%	5/1/30	200	222
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	50	55
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	66
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	68

Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	101
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	250	313
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	100	114
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	550	635
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	100	122
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	125	168
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	146
Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	64
Sacramento CA Public Financing Authority
Lease Revenue	5.637%	4/1/50	100	121
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	64
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	176
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	69
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	174
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	75	85
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	250	356
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	50	66
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	155
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	260
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	100	102
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	200	292
Texas GO	5.517%	4/1/39	50	70
Texas Transportation Commission Revenue	5.028%	4/1/26	50	61
Texas Transportation Commission Revenue	5.178%	4/1/30	175	223
Texas Transportation Commission Revenue	4.631%	4/1/33	350	432
Texas Transportation Commission Revenue	4.681%	4/1/40	50	63
Tufts University Massachusetts GO	5.017%	4/15/12	200	237
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	143
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	72
University of California Revenue	6.270%	5/15/31	500	560
University of California Revenue	4.765%	5/15/44	100	110
University of California Revenue	5.946%	5/15/45	175	236
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	67
University of Southern California GO	5.250%	10/1/11	100	132
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	50	67

	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	25	28
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	100	131
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	75	95
	Utah GO	4.554%	7/1/24	50	58
	Utah GO	3.539%	7/1/25	50	55
	Washington GO	5.090%	8/1/33	250	313
	Washington GO	5.140%	8/1/40	150	199
	Washington University Revenue	3.086%	9/15/51	100	97
15	Wisconsin GO	5.700%	5/1/26	75	92
Total Taxable Municipal Bonds (Cost $26,353)					32,129

				Shares
Temporary Cash Investment (4.0%)
Money Market Fund (4.0%)
16	Vanguard Market Liquidity Fund
	(Cost $126,386)	0.640%		1,263,861	126,399
Total Investments (103.5%) (Cost $3,101,889)					3,242,668
Other Assets and Liabilities-Net (-3.5%)					(110,974)
Net Assets (100%)					3,131,694

1 U.S. government-guaranteed.

2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2016.

6 Adjustable-rate security.

7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate value of these securities was $22,473,000, representing 0.7% of net assets.

8 Guaranteed by the Government of Canada.

9 Guaranteed by the Government of Japan.

10 Guaranteed by the Federal Republic of Germany. 11 Guaranteed by the Republic of Austria.

12 Guaranteed by the Republic of the Philippines.

13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation). 15 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).

16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

COP—Certificate of Participation. GO—General Obligation Bond. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using

Vanguard Total Bond Market Index Portfolio

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard Total Bond Market Index Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,943,412	—
Asset-Backed/Commercial Mortgage Backed Securities	—	88,798	410
Corporate Bonds	—	892,078	—
Sovereign Bonds	—	159,442	—
Taxable Municipal Bonds	—	32,129	—
Temporary Cash Investments	126,399	—	—
Total	126,399	3,115,859	410

E. At September 30, 2016, the cost of investment securities for tax purposes was $3,101,889,000. Net unrealized appreciation of investment securities for tax purposes was $140,779,000, consisting of unrealized gains of $143,280,000 on securities that had risen in value since their purchase and $2,501,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Balanced Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (64.6%)
Consumer Discretionary (4.4%)
Comcast Corp. Class A	685,049	45,446
Ford Motor Co.	1,474,530	17,797
Twenty-First Century Fox Inc. Class A	496,134	12,016
Lowe's Cos. Inc.	166,390	12,015
Hilton Worldwide Holdings Inc.	464,366	10,648
L Brands Inc.	89,100	6,306
Bayerische Motoren Werke AG	60,433	5,079
		109,307
Consumer Staples (5.2%)
PepsiCo Inc.	169,750	18,464
CVS Health Corp.	186,550	16,601
Mondelez International Inc. Class A	362,310	15,905
Philip Morris International Inc.	157,930	15,354
Diageo plc	500,633	14,355
Walgreens Boots Alliance Inc.	171,160	13,799
Coca-Cola Co.	285,350	12,076
Costco Wholesale Corp.	63,670	9,710
Colgate-Palmolive Co.	129,800	9,623
British American Tobacco plc	25,217	1,613
		127,500
Energy (6.9%)
Chevron Corp.	392,500	40,396
Exxon Mobil Corp.	317,487	27,710
TOTAL SA	437,364	20,730
Royal Dutch Shell plc Class B	680,292	17,651
Anadarko Petroleum Corp.	258,350	16,369
EOG Resources Inc.	136,501	13,201
Hess Corp.	166,560	8,931
Suncor Energy Inc.	319,900	8,881
Halliburton Co.	136,120	6,109
Marathon Petroleum Corp.	141,743	5,753
Valero Energy Corp.	75,750	4,015
		169,746
Financials (14.3%)
JPMorgan Chase & Co.	611,258	40,704
Wells Fargo & Co.	917,110	40,610
Chubb Ltd.	282,500	35,496
Prudential Financial Inc.	355,850	29,055
Bank of America Corp.	1,834,257	28,706
PNC Financial Services Group Inc.	273,410	24,632
BlackRock Inc.	63,490	23,013
Marsh & McLennan Cos. Inc.	270,730	18,207
Northern Trust Corp.	193,160	13,133
Mitsubishi UFJ Financial Group Inc.	2,409,130	12,148
^ Bank of Nova Scotia	223,650	11,851
US Bancorp	241,170	10,344
MetLife Inc.	231,473	10,284
Intercontinental Exchange Inc.	35,870	9,662

Goldman Sachs Group Inc.	58,100	9,370
Synchrony Financial	287,580	8,052
Hartford Financial Services Group Inc.	179,250	7,675
BNP Paribas SA	141,838	7,293
Tokio Marine Holdings Inc.	131,000	5,020
American International Group Inc.	75,640	4,488
UBS Group AG	270,203	3,680
		353,423
Health Care (11.3%)
Merck & Co. Inc.	822,969	51,361
Johnson & Johnson	237,930	28,107
Medtronic plc	319,960	27,645
^ AstraZeneca plc ADR	839,848	27,597
Bristol-Myers Squibb Co.	484,590	26,129
Pfizer Inc.	664,373	22,502
UnitedHealth Group Inc.	141,425	19,800
Cardinal Health Inc.	224,790	17,466
Novartis AG	209,658	16,488
Eli Lilly & Co.	201,555	16,177
Roche Holding AG	28,163	6,977
McKesson Corp.	41,130	6,858
* HCA Holdings Inc.	86,430	6,537
* Regeneron Pharmaceuticals Inc.	12,120	4,872
		278,516
Industrials (7.4%)
United Parcel Service Inc. Class B	271,638	29,707
CSX Corp.	667,312	20,353
Honeywell International Inc.	169,254	19,733
Lockheed Martin Corp.	72,550	17,392
Siemens AG	137,967	16,151
Caterpillar Inc.	170,901	15,171
FedEx Corp.	85,140	14,872
Eaton Corp. plc	202,540	13,309
Boeing Co.	84,190	11,091
Canadian National Railway Co.	166,348	10,879
Schneider Electric SE	119,219	8,313
ABB Ltd. ADR	192,858	4,341
Airbus Group SE	38,258	2,314
		183,626
Information Technology (9.0%)
Microsoft Corp.	874,374	50,364
* Alphabet Inc. Class A	54,150	43,540
Intel Corp.	1,131,990	42,733
Apple Inc.	236,632	26,751
Cisco Systems Inc.	812,006	25,757
Accenture plc Class A	198,790	24,286
Texas Instruments Inc.	113,690	7,979
		221,410
Materials (1.8%)
International Paper Co.	303,400	14,557
Dow Chemical Co.	253,610	13,145
BHP Billiton plc	508,588	7,644
Linde AG	28,987	4,926
Monsanto Co.	33,110	3,384
		43,656

Real Estate (0.5%)
	American Tower Corporation			86,742	9,830
	AvalonBay Communities Inc.			15,670	2,787
					12,617
Telecommunication Services (1.3%)
	Verizon Communications Inc.			640,280	33,282

Utilities (2.5%)
	NextEra Energy Inc.			220,910	27,022
	Dominion Resources Inc.			284,710	21,146
	Exelon Corp.			400,160	13,321
					61,489
Total Common Stocks (Cost $1,231,598)					1,594,572
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.9%)
U.S. Government Securities (5.4%)
	United States Treasury Note/Bond	0.625%	7/31/17	8,000	8,000
	United States Treasury Note/Bond	1.000%	9/15/17	17,240	17,294
	United States Treasury Note/Bond	0.750%	10/31/17	9,200	9,206
	United States Treasury Note/Bond	0.875%	3/31/18	750	752
	United States Treasury Note/Bond	0.750%	4/30/18	1,500	1,500
	United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,522
	United States Treasury Note/Bond	1.375%	9/30/18	19,000	19,214
	United States Treasury Note/Bond	0.750%	7/15/19	4,300	4,286
	United States Treasury Note/Bond	1.750%	9/30/19	13,000	13,323
	United States Treasury Note/Bond	1.375%	2/29/20	2,130	2,158
	United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,902
	United States Treasury Note/Bond	1.250%	3/31/21	3,000	3,016
	United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,539
	United States Treasury Note/Bond	2.000%	2/15/25	11,180	11,583
	United States Treasury Note/Bond	2.000%	8/15/25	7,095	7,347
	United States Treasury Note/Bond	2.250%	11/15/25	180	190
	United States Treasury Note/Bond	1.625%	2/15/26	1,000	1,002
	United States Treasury Note/Bond	1.500%	8/15/26	2,700	2,676
	United States Treasury Note/Bond	2.875%	5/15/43	6,738	7,524
	United States Treasury Note/Bond	3.375%	5/15/44	4,410	5,397
	United States Treasury Note/Bond	3.125%	8/15/44	1,740	2,037
	United States Treasury Note/Bond	2.500%	2/15/45	2,610	2,706
	United States Treasury Note/Bond	2.875%	8/15/45	1,910	2,134
	United States Treasury Note/Bond	2.500%	2/15/46	465	482
					133,790
Conventional Mortgage-Backed Securities (0.3%)
1,2	Fannie Mae Pool	4.500%	11/1/33–10/1/46	6,904	7,611
1,2	Freddie Mac Gold Pool	4.000%	9/1/41	8	9
1,2	Freddie Mac Gold Pool	4.500%	4/1/34–10/1/46	1,191	1,318
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	123	146
1	Ginnie Mae I Pool	8.000%	9/15/30	64	66
					9,150
Nonconventional Mortgage-Backed Securities (0.2%)
1,2	Fannie Mae REMICS	3.500%	4/25/31	245	262
1,2	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	470	509
1,2	Freddie Mac REMICS	3.500%	3/15/31	145	155

1,2	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,726	2,990
					3,916
Total U.S. Government and Agency Obligations (Cost $141,751)					146,856
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
3	American Tower Trust I	1.551%	3/15/18	380	379
3	American Tower Trust I	3.070%	3/15/23	1,100	1,146
1,3,4	Apidos CDO	2.179%	4/17/26	1,295	1,298
1,3,4	ARES CLO Ltd.	2.199%	4/17/26	1,200	1,203
1,3,4	Atlas Senior Loan Fund Ltd.	2.220%	10/15/26	355	357
1,3,4	Atlas Senior Loan Fund V Ltd.	2.229%	7/16/26	305	306
1,3,4	Cent CLO	2.224%	7/27/26	420	419
1,3,4	Cent CLO 20 Ltd.	2.194%	1/25/26	1,300	1,300
1,3,4	Cent CLO 22 Ltd.	2.268%	11/7/26	935	934
1,3,4	CIFC Funding Ltd.	2.179%	4/18/25	1,185	1,188
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	511
1,3,4	Dryden Senior Loan Fund	2.029%	4/18/26	1,165	1,164
1,3	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	7	7
1	Ford Credit Floorplan Master Owner Trust
	A Series 2012-2	1.920%	1/15/19	772	774
1,3	Hilton USA Trust 2013-HLT	2.662%	11/5/30	1,165	1,166
1,3,4	ING Investment Management Co.	2.179%	4/18/26	1,165	1,168
1,4	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.287%	4/15/41	629	657
1,3,4	Limerock CLO	2.179%	4/18/26	1,300	1,299
1,3,4	Madison Park Funding XII Ltd.	2.138%	1/19/25	755	759
1,3,4	Madison Park Funding XIII Ltd.	2.196%	7/20/26	920	922
1,3	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	770	793
1,3,4	OZLM VI Ltd.	2.229%	4/17/26	955	959
1	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	515	521
1	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	335	338
3	SBA Tower Trust	2.898%	10/15/19	1,205	1,220
1,3,4	Seneca Park CLO Ltd.	2.159%	7/17/26	680	681
1,3,4	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	700	737
1,3,4	Shackleton CLO Ltd.	2.159%	7/17/26	660	658
1,3	Springleaf Funding Trust	2.410%	12/15/22	566	567
1,3	Springleaf Funding Trust	3.160%	11/15/24	1,375	1,391
1,3	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	586
1,3	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	220	220
1,3,4	Symphony CLO XIV Ltd.	2.153%	7/14/26	1,125	1,128
1,3,4	Thacher Park CLO Ltd.	2.166%	10/20/26	505	505
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	226
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $27,329)					27,487
Corporate Bonds (22.9%)
Finance (8.7%)
	Banking (6.8%)
	American Express Centurion Bank	6.000%	9/13/17	500	521
	American Express Co.	1.550%	5/22/18	1,635	1,641
	American Express Credit Corp.	2.375%	3/24/17	1,920	1,932
	American Express Credit Corp.	2.125%	7/27/18	1,235	1,252
	American Express Credit Corp.	2.250%	8/15/19	800	816
	Bank of America Corp.	6.000%	9/1/17	1,010	1,050
	Bank of America Corp.	5.750%	12/1/17	500	524
	Bank of America Corp.	6.875%	4/25/18	1,250	1,348

Bank of America Corp.	5.625%	7/1/20	85	95
Bank of America Corp.	5.875%	1/5/21	3,000	3,432
Bank of America Corp.	3.300%	1/11/23	120	124
Bank of America Corp.	4.100%	7/24/23	150	162
Bank of America Corp.	4.000%	4/1/24	340	366
Bank of America Corp.	4.000%	1/22/25	875	906
Bank of America Corp.	5.875%	2/7/42	260	340
Bank of America Corp.	5.000%	1/21/44	1,230	1,445
Bank of America Corp.	4.875%	4/1/44	870	1,011
Bank of America NA	5.300%	3/15/17	2,000	2,034
Bank of Montreal	2.500%	1/11/17	2,030	2,037
Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,607
Bank of New York Mellon Corp.	3.000%	2/24/25	720	753
Bank of Nova Scotia	2.050%	10/30/18	1,600	1,633
Bank of Nova Scotia	2.800%	7/21/21	750	782
3 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,390	1,392
3 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,242
3 Barclays Bank plc	6.050%	12/4/17	1,400	1,461
Barclays Bank plc	5.140%	10/14/20	160	173
BB&T Corp.	4.900%	6/30/17	1,000	1,025
Bear Stearns Cos. LLC	6.400%	10/2/17	235	246
Bear Stearns Cos. LLC	7.250%	2/1/18	425	456
BNP Paribas SA	2.400%	12/12/18	1,300	1,321
BNP Paribas SA	3.250%	3/3/23	305	320
BPCE SA	2.500%	12/10/18	220	224
BPCE SA	2.500%	7/15/19	1,400	1,429
BPCE SA	4.000%	4/15/24	775	852
3 BPCE SA	5.150%	7/21/24	1,260	1,335
Capital One Bank USA NA	2.150%	11/21/18	1,215	1,227
Capital One Financial Corp.	4.750%	7/15/21	400	443
Capital One Financial Corp.	3.750%	4/24/24	1,305	1,386
Capital One Financial Corp.	3.200%	2/5/25	1,050	1,069
Capital One Financial Corp.	4.200%	10/29/25	310	324
Citigroup Inc.	1.750%	5/1/18	500	501
Citigroup Inc.	2.500%	9/26/18	500	508
Citigroup Inc.	2.550%	4/8/19	1,800	1,836
Citigroup Inc.	2.500%	7/29/19	965	985
Citigroup Inc.	2.400%	2/18/20	800	809
Citigroup Inc.	4.500%	1/14/22	1,975	2,179
Citigroup Inc.	6.625%	6/15/32	2,000	2,470
Citigroup Inc.	8.125%	7/15/39	101	159
Citigroup Inc.	5.300%	5/6/44	270	303
Compass Bank	2.750%	9/29/19	375	374
Cooperatieve Rabobank UA	2.250%	1/14/19	1,350	1,372
3 Credit Agricole SA	2.500%	4/15/19	1,460	1,487
Credit Suisse AG	1.750%	1/29/18	840	840
Credit Suisse AG	2.300%	5/28/19	2,845	2,882
Credit Suisse AG	3.000%	10/29/21	735	754
Credit Suisse AG	3.625%	9/9/24	250	261
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	9/15/22	1,335	1,364
Credit Suisse Group Funding Guernsey
Ltd.	3.750%	3/26/25	1,595	1,589
3 Danske Bank A/S	2.000%	9/8/21	1,120	1,117
Deutsche Bank AG	1.875%	2/13/18	195	192
Deutsche Bank AG	2.500%	2/13/19	270	262
Fifth Third Bank	2.875%	10/1/21	425	445
Fifth Third Bank	3.850%	3/15/26	830	885

Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,398
Goldman Sachs Group Inc.	2.375%	1/22/18	555	561
Goldman Sachs Group Inc.	5.375%	3/15/20	405	448
Goldman Sachs Group Inc.	2.600%	4/23/20	170	173
Goldman Sachs Group Inc.	6.000%	6/15/20	3,350	3,809
Goldman Sachs Group Inc.	5.250%	7/27/21	865	978
Goldman Sachs Group Inc.	5.750%	1/24/22	360	417
Goldman Sachs Group Inc.	3.625%	1/22/23	1,205	1,274
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,477
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,736
Goldman Sachs Group Inc.	4.750%	10/21/45	680	765
3 HSBC Bank plc	4.750%	1/19/21	1,700	1,879
HSBC Holdings plc	3.400%	3/8/21	1,535	1,589
HSBC Holdings plc	4.000%	3/30/22	2,395	2,556
HSBC Holdings plc	3.600%	5/25/23	1,600	1,655
HSBC Holdings plc	6.500%	5/2/36	1,000	1,268
HSBC Holdings plc	6.100%	1/14/42	375	499
HSBC Holdings plc	5.250%	3/14/44	440	498
HSBC USA Inc.	1.625%	1/16/18	1,005	1,005
HSBC USA Inc.	2.350%	3/5/20	1,825	1,841
HSBC USA Inc.	3.500%	6/23/24	800	836
Huntington Bancshares Inc.	3.150%	3/14/21	800	824
Huntington National Bank	2.200%	4/1/19	560	566
Huntington National Bank	2.400%	4/1/20	1,160	1,173
3 ING Bank NV	3.750%	3/7/17	600	606
3 ING Bank NV	1.800%	3/16/18	1,340	1,345
JPMorgan Chase & Co.	6.300%	4/23/19	465	517
JPMorgan Chase & Co.	4.950%	3/25/20	650	715
JPMorgan Chase & Co.	4.350%	8/15/21	4,862	5,340
JPMorgan Chase & Co.	4.500%	1/24/22	495	547
JPMorgan Chase & Co.	3.250%	9/23/22	970	1,018
JPMorgan Chase & Co.	3.375%	5/1/23	875	897
JPMorgan Chase & Co.	3.875%	2/1/24	800	860
JPMorgan Chase & Co.	3.900%	7/15/25	370	399
JPMorgan Chase & Co.	4.125%	12/15/26	765	817
JPMorgan Chase & Co.	4.250%	10/1/27	1,895	2,040
JPMorgan Chase & Co.	5.400%	1/6/42	750	941
JPMorgan Chase & Co.	5.625%	8/16/43	400	484
JPMorgan Chase & Co.	4.950%	6/1/45	400	444
3 Macquarie Bank Ltd.	2.400%	1/21/20	330	334
Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	499
Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	704
Morgan Stanley	5.450%	1/9/17	1,000	1,011
Morgan Stanley	1.875%	1/5/18	255	256
Morgan Stanley	2.125%	4/25/18	1,375	1,386
Morgan Stanley	2.500%	1/24/19	2,500	2,547
Morgan Stanley	5.625%	9/23/19	645	714
Morgan Stanley	5.750%	1/25/21	1,740	1,984
Morgan Stanley	2.500%	4/21/21	1,175	1,186
Morgan Stanley	3.700%	10/23/24	750	791
Morgan Stanley	3.125%	7/27/26	920	926
Morgan Stanley	6.250%	8/9/26	3,000	3,751
Morgan Stanley	4.300%	1/27/45	850	908
National City Corp.	6.875%	5/15/19	1,000	1,125
3 Nationwide Building Society	2.350%	1/21/20	785	792
Northern Trust Corp.	3.450%	11/4/20	255	272
PNC Bank NA	4.875%	9/21/17	1,500	1,546
PNC Bank NA	3.300%	10/30/24	460	489

PNC Bank NA	2.950%	2/23/25	1,105	1,137
PNC Bank NA	4.200%	11/1/25	255	286
PNC Financial Services Group Inc.	3.900%	4/29/24	580	623
Santander Bank NA	2.000%	1/12/18	715	716
Santander Holdings USA Inc.	2.700%	5/24/19	800	810
Santander Holdings USA Inc.	2.650%	4/17/20	580	584
Santander Issuances SAU	5.179%	11/19/25	800	818
3 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,634
State Street Corp.	5.375%	4/30/17	2,775	2,844
SunTrust Bank	3.300%	5/15/26	340	347
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,009
Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,044
Synchrony Financial	3.000%	8/15/19	1,055	1,079
Synchrony Financial	2.700%	2/3/20	405	410
UBS AG	1.800%	3/26/18	1,020	1,022
3 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,187
US Bancorp	3.700%	1/30/24	1,560	1,709
Wachovia Corp.	7.500%	4/15/35	1,000	1,387
Wells Fargo & Co.	5.625%	12/11/17	820	860
Wells Fargo & Co.	2.150%	1/15/19	2,915	2,951
Wells Fargo & Co.	3.000%	1/22/21	505	524
Wells Fargo & Co.	3.500%	3/8/22	640	679
Wells Fargo & Co.	3.450%	2/13/23	930	960
Wells Fargo & Co.	4.480%	1/16/24	1,199	1,319
Wells Fargo & Co.	3.000%	2/19/25	890	901
Wells Fargo & Co.	3.550%	9/29/25	860	908
Wells Fargo & Co.	3.000%	4/22/26	1,045	1,056
Wells Fargo & Co.	5.606%	1/15/44	2,276	2,726
Wells Fargo & Co.	4.900%	11/17/45	515	569
Wells Fargo & Co.	4.400%	6/14/46	500	509

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	305	339

Finance Companies (0.4%)
GE Capital International Funding Co.	2.342%	11/15/20	1,192	1,224
GE Capital International Funding Co.	3.373%	11/15/25	3,460	3,746
GE Capital International Funding Co.	4.418%	11/15/35	4,635	5,229

Insurance (1.3%)
Aetna Inc.	1.750%	5/15/17	60	60
Aetna Inc.	3.950%	9/1/20	140	151
Aetna Inc.	2.800%	6/15/23	550	563
Aetna Inc.	3.200%	6/15/26	1,195	1,215
Aetna Inc.	4.250%	6/15/36	760	790
1 Allstate Corp.	6.125%	5/15/67	1,000	966
Anthem Inc.	2.300%	7/15/18	375	380
Anthem Inc.	3.125%	5/15/22	1,610	1,676
Anthem Inc.	3.300%	1/15/23	1,100	1,154
Anthem Inc.	4.650%	8/15/44	276	300
Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,089
Berkshire Hathaway Inc.	3.125%	3/15/26	715	752
Chubb INA Holdings Inc.	5.800%	3/15/18	1,295	1,380
Chubb INA Holdings Inc.	2.300%	11/3/20	170	175
Chubb INA Holdings Inc.	3.350%	5/15/24	555	593
Chubb INA Holdings Inc.	4.350%	11/3/45	800	921
Cigna Corp.	3.250%	4/15/25	1,730	1,786
CNA Financial Corp.	3.950%	5/15/24	135	143

3	Five Corners Funding Trust	4.419%	11/15/23	210	227
3	Liberty Mutual Group Inc.	4.250%	6/15/23	360	389
	Loews Corp.	2.625%	5/15/23	440	445
1,3	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,453
	MetLife Inc.	1.903%	12/15/17	225	226
	MetLife Inc.	3.600%	4/10/24	580	615
	MetLife Inc.	4.125%	8/13/42	145	144
	MetLife Inc.	4.875%	11/13/43	530	589
3	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,484
3	Metropolitan Life Global Funding I	1.875%	6/22/18	950	958
3	New York Life Global Funding	1.650%	5/15/17	600	602
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,597
3	QBE Insurance Group Ltd.	2.400%	5/1/18	235	237
3	Teachers Insurance & Annuity Assn. of
	America a	4.900%	9/15/44	375	422
	UnitedHealth Group Inc.	6.000%	6/15/17	500	517
	UnitedHealth Group Inc.	6.000%	2/15/18	700	745
	UnitedHealth Group Inc.	3.875%	10/15/20	601	651
	UnitedHealth Group Inc.	2.875%	3/15/22	27	28
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,225
	UnitedHealth Group Inc.	3.100%	3/15/26	430	449
	UnitedHealth Group Inc.	4.625%	7/15/35	815	949
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,770
	UnitedHealth Group Inc.	4.750%	7/15/45	760	914

	Other Finance (0.1%)
3	LeasePlan Corp. NV	2.875%	1/22/19	970	979

	Real Estate Investment Trusts (0.1%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	552
	Duke Realty LP	6.500%	1/15/18	210	223
	Realty Income Corp.	4.650%	8/1/23	640	706
3	WEA Finance LLC / Westfield UK & Europe
	Finance plc	1.750%	9/15/17	375	376
3	WEA Finance LLC / Westfield UK & Europe
	Finance plc	2.700%	9/17/19	1,330	1,361
					213,799
Industrial (11.9%)
	Basic Industry (0.1%)
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	750	818
	CF Industries Inc.	5.375%	3/15/44	880	871
	LyondellBasell Industries NV	4.625%	2/26/55	650	637
	Monsanto Co.	4.700%	7/15/64	230	220
	Rio Tinto Finance USA plc	3.500%	3/22/22	325	349

	Capital Goods (1.0%)
3	BAE Systems Holdings Inc.	2.850%	12/15/20	160	164
3	BAE Systems Holdings Inc.	3.850%	12/15/25	285	301
	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,386
	Caterpillar Inc.	3.900%	5/27/21	1,170	1,279
	Caterpillar Inc.	2.600%	6/26/22	705	731
	Caterpillar Inc.	3.400%	5/15/24	810	874
	Caterpillar Inc.	4.300%	5/15/44	745	832
	General Dynamics Corp.	3.875%	7/15/21	355	389
	General Electric Capital Corp.	4.625%	1/7/21	321	362
	General Electric Capital Corp.	5.300%	2/11/21	228	262
	General Electric Capital Corp.	3.150%	9/7/22	967	1,032

General Electric Capital Corp.	3.100%	1/9/23	360	382
General Electric Capital Corp.	6.750%	3/15/32	135	190
General Electric Capital Corp.	6.150%	8/7/37	633	876
General Electric Capital Corp.	5.875%	1/14/38	443	595
General Electric Capital Corp.	6.875%	1/10/39	187	282
General Electric Co.	2.700%	10/9/22	210	218
General Electric Co.	4.125%	10/9/42	320	350
General Electric Co.	4.500%	3/11/44	1,050	1,208
Honeywell International Inc.	4.250%	3/1/21	1,002	1,118
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,419
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,500
John Deere Capital Corp.	1.700%	1/15/20	520	521
Lockheed Martin Corp.	2.900%	3/1/25	610	629
Lockheed Martin Corp.	4.500%	5/15/36	211	242
Lockheed Martin Corp.	4.700%	5/15/46	520	620
Parker-Hannifin Corp.	4.450%	11/21/44	450	535
3 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,229
3 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	838
3 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	931
United Technologies Corp.	3.100%	6/1/22	535	575
United Technologies Corp.	7.500%	9/15/29	770	1,145
United Technologies Corp.	6.050%	6/1/36	675	904
United Technologies Corp.	4.500%	6/1/42	325	377

Communication (1.9%)
21st Century Fox America Inc.	3.000%	9/15/22	245	255
America Movil SAB de CV	3.125%	7/16/22	1,880	1,934
America Movil SAB de CV	6.125%	3/30/40	530	639
American Tower Corp.	3.450%	9/15/21	1,125	1,183
AT&T Inc.	1.400%	12/1/17	1,090	1,092
AT&T Inc.	5.600%	5/15/18	1,000	1,066
AT&T Inc.	2.300%	3/11/19	295	300
AT&T Inc.	5.200%	3/15/20	255	282
AT&T Inc.	4.600%	2/15/21	100	110
AT&T Inc.	4.750%	5/15/46	645	675
3 AT&T Inc.	4.500%	3/9/48	1,077	1,084
CBS Corp.	4.300%	2/15/21	675	734
Comcast Corp.	3.600%	3/1/24	550	601
Comcast Corp.	4.250%	1/15/33	1,032	1,146
Comcast Corp.	4.200%	8/15/34	620	684
Comcast Corp.	5.650%	6/15/35	110	141
Comcast Corp.	4.400%	8/15/35	700	791
Comcast Corp.	6.500%	11/15/35	115	159
Comcast Corp.	6.400%	5/15/38	120	167
Comcast Corp.	4.650%	7/15/42	1,290	1,493
Comcast Corp.	4.500%	1/15/43	500	565
Comcast Corp.	4.750%	3/1/44	525	617
Comcast Corp.	4.600%	8/15/45	845	978
3 Cox Communications Inc.	4.800%	2/1/35	1,540	1,527
3 Deutsche Telekom International Finance
BV	4.875%	3/6/42	705	827
Discovery Communications LLC	5.625%	8/15/19	80	88
Discovery Communications LLC	5.050%	6/1/20	420	460
Grupo Televisa SAB	6.625%	1/15/40	630	721
Grupo Televisa SAB	6.125%	1/31/46	410	455
3 GTP Acquisition Partners I LLC	2.350%	6/15/20	580	580
3 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,566
NBCUniversal Media LLC	4.375%	4/1/21	600	668

NBCUniversal Media LLC	2.875%	1/15/23	240	250
Omnicom Group Inc.	3.600%	4/15/26	660	698
Orange SA	4.125%	9/14/21	1,740	1,928
Orange SA	9.000%	3/1/31	530	846
3 SBA Tower Trust	2.933%	12/15/17	840	843
3 Sky plc	2.625%	9/16/19	975	987
3 Sky plc	3.750%	9/16/24	1,435	1,515
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,056
Time Warner Cable Inc.	8.750%	2/14/19	25	29
Time Warner Cable Inc.	8.250%	4/1/19	364	419
Time Warner Entertainment Co. LP	8.375%	3/15/23	95	123
Time Warner Inc.	4.875%	3/15/20	700	773
Time Warner Inc.	4.750%	3/29/21	350	392
Time Warner Inc.	6.500%	11/15/36	620	801
Verizon Communications Inc.	4.500%	9/15/20	1,280	1,405
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,118
Verizon Communications Inc.	6.400%	9/15/33	2,230	2,894
Verizon Communications Inc.	5.850%	9/15/35	475	590
Verizon Communications Inc.	6.900%	4/15/38	290	389
Verizon Communications Inc.	4.750%	11/1/41	290	316
Verizon Communications Inc.	6.550%	9/15/43	710	957
Verizon Communications Inc.	4.862%	8/21/46	1,821	2,031
Walt Disney Co.	4.125%	6/1/44	560	636

Consumer Cyclical (1.6%)
Amazon.com Inc.	2.500%	11/29/22	885	912
Amazon.com Inc.	4.800%	12/5/34	995	1,171
Amazon.com Inc.	4.950%	12/5/44	580	711
3 American Honda Finance Corp.	1.500%	9/11/17	490	492
3 American Honda Finance Corp.	1.600%	2/16/18	810	815
American Honda Finance Corp.	2.125%	10/10/18	1,110	1,129
AutoZone Inc.	3.700%	4/15/22	1,371	1,468
AutoZone Inc.	3.125%	7/15/23	600	622
3 BMW US Capital LLC	2.000%	4/11/21	585	586
3 BMW US Capital LLC	2.250%	9/15/23	2,500	2,507
3 BMW US Capital LLC	2.800%	4/11/26	271	276
CVS Health Corp.	2.750%	12/1/22	965	993
CVS Health Corp.	4.875%	7/20/35	565	663
CVS Health Corp.	5.125%	7/20/45	1,310	1,597
3 Daimler Finance North America LLC	2.375%	8/1/18	900	913
3 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,596
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,634
Ford Motor Credit Co. LLC	2.375%	3/12/19	900	911
Ford Motor Credit Co. LLC	3.157%	8/4/20	975	1,005
Home Depot Inc.	2.250%	9/10/18	975	996
Home Depot Inc.	2.700%	4/1/23	720	749
Home Depot Inc.	4.400%	3/15/45	780	906
Lowe's Cos. Inc.	6.875%	2/15/28	710	979
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,352
McDonald's Corp.	2.625%	1/15/22	195	202
McDonald's Corp.	3.250%	6/10/24	140	151
3 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,191
3 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,106
3 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	597
PACCAR Financial Corp.	1.600%	3/15/17	752	754
Toyota Motor Credit Corp.	1.750%	5/22/17	1,200	1,205
Toyota Motor Credit Corp.	1.250%	10/5/17	900	901

3	Volkswagen Group of America Finance
	LLC	2.450%	11/20/19	440	444
	Wal-Mart Stores Inc.	3.250%	10/25/20	742	798
	Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,122
	Wal-Mart Stores Inc.	2.550%	4/11/23	1,250	1,298
	Wal-Mart Stores Inc.	5.625%	4/15/41	2,790	3,812
	Wal-Mart Stores Inc.	4.300%	4/22/44	525	615

	Consumer Noncyclical (4.0%)
	AbbVie Inc.	1.750%	11/6/17	775	777
	Actavis Funding SCS	3.000%	3/12/20	985	1,017
	Actavis Funding SCS	3.450%	3/15/22	950	993
	Actavis Funding SCS	3.800%	3/15/25	130	138
	Actavis Funding SCS	4.550%	3/15/35	245	262
	Actavis Funding SCS	4.850%	6/15/44	450	497
	Altria Group Inc.	4.750%	5/5/21	590	666
	Altria Group Inc.	2.850%	8/9/22	455	475
	Altria Group Inc.	4.500%	5/2/43	245	278
	AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,403
	Amgen Inc.	3.875%	11/15/21	310	337
	Amgen Inc.	5.150%	11/15/41	945	1,084
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,000	2,109
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	1,805	1,933
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,140	4,771
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,640	3,161
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,780	3,855
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	524
	AstraZeneca plc	1.950%	9/18/19	390	395
	AstraZeneca plc	2.375%	11/16/20	1,180	1,208
	AstraZeneca plc	6.450%	9/15/37	615	860
	AstraZeneca plc	4.375%	11/16/45	800	885
1,3,4	Avery Point IV CLO Ltd.	2.234%	4/25/26	1,190	1,194
3	BAT International Finance plc	2.750%	6/15/20	550	570
3	BAT International Finance plc	3.250%	6/7/22	1,480	1,572
3	BAT International Finance plc	3.500%	6/15/22	235	252
3	Bayer US Finance LLC	2.375%	10/8/19	200	203
3	Bayer US Finance LLC	3.000%	10/8/21	1,980	2,060
3	Bayer US Finance LLC	3.375%	10/8/24	295	305
	Biogen Inc.	2.900%	9/15/20	550	572
	Bristol-Myers Squibb Co.	3.250%	11/1/23	990	1,082
	Cardinal Health Inc.	1.700%	3/15/18	75	75
	Cardinal Health Inc.	2.400%	11/15/19	625	638
	Cardinal Health Inc.	3.200%	3/15/23	1,065	1,120
	Cardinal Health Inc.	3.500%	11/15/24	580	618
	Cardinal Health Inc.	4.500%	11/15/44	665	735
3	Cargill Inc.	4.307%	5/14/21	2,092	2,313
3	Cargill Inc.	6.875%	5/1/28	645	852
3	Cargill Inc.	4.760%	11/23/45	1,560	1,832
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	55
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	259
1	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	746	747
	Celgene Corp.	2.250%	5/15/19	160	163
	Celgene Corp.	3.550%	8/15/22	475	505
	Coca-Cola Co.	3.300%	9/1/21	300	323
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	530
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	768	775
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	915
	Colgate-Palmolive Co.	7.600%	5/19/25	480	667

Diageo Capital plc	2.625%	4/29/23	1,230	1,268
Diageo Investment Corp.	2.875%	5/11/22	525	551
Dignity Health California GO	2.637%	11/1/19	140	144
Dignity Health California GO	3.812%	11/1/24	300	323
Eli Lilly & Co.	3.700%	3/1/45	635	680
3 EMD Finance LLC	2.950%	3/19/22	605	624
3 EMD Finance LLC	3.250%	3/19/25	1,200	1,237
3 Forest Laboratories Inc.	4.875%	2/15/21	575	638
Gilead Sciences Inc.	2.550%	9/1/20	615	635
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,087
Gilead Sciences Inc.	3.500%	2/1/25	560	593
Gilead Sciences Inc.	4.500%	2/1/45	695	739
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	403
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,511
3 Imperial Tobacco Finance plc	3.750%	7/21/22	530	563
3 Japan Tobacco Inc.	2.100%	7/23/18	545	550
Kaiser Foundation Hospitals	3.500%	4/1/22	560	600
Kaiser Foundation Hospitals	4.875%	4/1/42	365	456
Kraft Foods Group Inc.	2.250%	6/5/17	295	297
Kraft Heinz Foods Co.	5.000%	7/15/35	230	266
Kraft Heinz Foods Co.	4.375%	6/1/46	710	754
Kroger Co.	3.875%	10/15/46	785	790
McKesson Corp.	2.700%	12/15/22	195	199
McKesson Corp.	2.850%	3/15/23	190	194
McKesson Corp.	3.796%	3/15/24	305	330
Medtronic Inc.	1.375%	4/1/18	225	226
Medtronic Inc.	2.500%	3/15/20	935	967
Medtronic Inc.	3.150%	3/15/22	1,290	1,371
Medtronic Inc.	3.625%	3/15/24	270	293
Medtronic Inc.	3.500%	3/15/25	2,196	2,368
Medtronic Inc.	4.375%	3/15/35	249	283
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	405	453
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	275	305
Merck & Co. Inc.	2.350%	2/10/22	790	811
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,232
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,252
Merck & Co. Inc.	4.150%	5/18/43	760	862
Molson Coors Brewing Co.	3.500%	5/1/22	690	738
Molson Coors Brewing Co.	5.000%	5/1/42	160	185
New York & Presbyterian Hospital	4.024%	8/1/45	735	802
Novartis Capital Corp.	3.400%	5/6/24	415	455
Novartis Capital Corp.	4.400%	5/6/44	640	756
Partners Healthcare System
Massachusetts GO	3.443%	7/1/21	50	53
PepsiCo Inc.	3.125%	11/1/20	330	350
PepsiCo Inc.	2.750%	3/5/22	670	706
PepsiCo Inc.	4.000%	3/5/42	845	920
Pfizer Inc.	6.200%	3/15/19	1,400	1,558
Pfizer Inc.	3.000%	6/15/23	755	807
Philip Morris International Inc.	4.500%	3/26/20	250	274
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,135
Philip Morris International Inc.	2.500%	8/22/22	575	590
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,182
Philip Morris International Inc.	4.875%	11/15/43	145	175
1 Procter & Gamble - Esop	9.360%	1/1/21	917	1,079
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	490	496

1 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	305	315
3 Roche Holdings Inc.	2.875%	9/29/21	850	893
3 SABMiller Holdings Inc.	2.450%	1/15/17	400	401
3 SABMiller Holdings Inc.	3.750%	1/15/22	400	434
Sanofi	4.000%	3/29/21	1,130	1,248
3 Sigma Alimentos SA de CV	4.125%	5/2/26	510	512
Teva Pharmaceutical Finance Netherlands
III BV	2.800%	7/21/23	980	982
Teva Pharmaceutical Finance Netherlands
III BV	3.150%	10/1/26	240	241
Teva Pharmaceutical Finance Netherlands
III BV	4.100%	10/1/46	230	229
The Kroger Co.	3.850%	8/1/23	270	293
The Kroger Co.	4.000%	2/1/24	540	591
The Pepsi Bottling Group Inc.	7.000%	3/1/29	500	726
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,111

Energy (1.8%)
3 BG Energy Capital plc	4.000%	10/15/21	555	606
BP Capital Markets plc	1.846%	5/5/17	650	653
BP Capital Markets plc	4.750%	3/10/19	795	856
BP Capital Markets plc	2.315%	2/13/20	160	163
BP Capital Markets plc	4.500%	10/1/20	400	439
BP Capital Markets plc	3.062%	3/17/22	1,100	1,152
BP Capital Markets plc	3.245%	5/6/22	650	686
BP Capital Markets plc	2.500%	11/6/22	500	505
BP Capital Markets plc	3.994%	9/26/23	420	458
BP Capital Markets plc	3.814%	2/10/24	1,700	1,833
BP Capital Markets plc	3.506%	3/17/25	1,280	1,358
Chevron Corp.	3.191%	6/24/23	1,235	1,316
ConocoPhillips	5.200%	5/15/18	1,500	1,585
ConocoPhillips	5.750%	2/1/19	200	218
ConocoPhillips	6.000%	1/15/20	95	107
ConocoPhillips Co.	2.875%	11/15/21	686	703
ConocoPhillips Co.	3.350%	11/15/24	1,040	1,066
ConocoPhillips Co.	3.350%	5/15/25	245	250
ConocoPhillips Co.	4.950%	3/15/26	115	130
ConocoPhillips Co.	4.300%	11/15/44	1,570	1,604
Devon Energy Corp.	3.250%	5/15/22	495	491
Devon Energy Corp.	5.600%	7/15/41	270	273
Devon Energy Corp.	5.000%	6/15/45	355	345
Dominion Gas Holdings LLC	3.550%	11/1/23	470	495
EOG Resources Inc.	5.625%	6/1/19	425	465
Exxon Mobil Corp.	2.222%	3/1/21	380	388
Exxon Mobil Corp.	2.726%	3/1/23	320	332
Exxon Mobil Corp.	3.043%	3/1/26	225	236
Exxon Mobil Corp.	4.114%	3/1/46	320	357
Halliburton Co.	3.500%	8/1/23	1,980	2,041
Noble Energy Inc.	4.150%	12/15/21	425	452
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,217
Occidental Petroleum Corp.	2.700%	2/15/23	250	255
Occidental Petroleum Corp.	3.400%	4/15/26	790	836
Occidental Petroleum Corp.	4.400%	4/15/46	625	689
Phillips 66	4.875%	11/15/44	280	312
3 Schlumberger Holdings Corp.	3.000%	12/21/20	800	833
3 Schlumberger Investment SA	2.400%	8/1/22	630	640
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,209

Shell International Finance BV	4.375%	3/25/20	800	874
Shell International Finance BV	2.250%	11/10/20	1,600	1,628
Shell International Finance BV	4.125%	5/11/35	1,200	1,287
Shell International Finance BV	5.500%	3/25/40	345	423
Shell International Finance BV	4.375%	5/11/45	2,500	2,700
Suncor Energy Inc.	6.100%	6/1/18	400	428
Suncor Energy Inc.	5.950%	12/1/34	500	606
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,314
Total Capital International SA	1.550%	6/28/17	1,365	1,368
Total Capital International SA	2.700%	1/25/23	885	913
Total Capital International SA	3.750%	4/10/24	1,400	1,540
Total Capital SA	2.125%	8/10/18	850	862
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,306
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,453

Other Industrial (0.0%)
3 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	307
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	784

Technology (0.9%)
Apple Inc.	2.850%	5/6/21	1,100	1,159
Apple Inc.	3.450%	5/6/24	1,000	1,083
Apple Inc.	2.450%	8/4/26	1,025	1,021
Apple Inc.	3.850%	5/4/43	430	439
Apple Inc.	4.450%	5/6/44	120	134
Apple Inc.	3.850%	8/4/46	985	1,003
Cisco Systems Inc.	4.450%	1/15/20	605	662
Cisco Systems Inc.	2.900%	3/4/21	320	336
Intel Corp.	4.100%	5/19/46	1,360	1,458
International Business Machines Corp.	3.375%	8/1/23	1,750	1,882
International Business Machines Corp.	5.875%	11/29/32	1,250	1,665
Microsoft Corp.	2.375%	2/12/22	635	653
Microsoft Corp.	3.625%	12/15/23	500	550
Microsoft Corp.	2.700%	2/12/25	760	786
Microsoft Corp.	3.125%	11/3/25	845	899
Microsoft Corp.	2.400%	8/8/26	1,890	1,895
Microsoft Corp.	3.500%	2/12/35	605	617
Microsoft Corp.	3.450%	8/8/36	1,725	1,758
Microsoft Corp.	4.450%	11/3/45	380	432
Microsoft Corp.	3.700%	8/8/46	1,615	1,636
Oracle Corp.	2.800%	7/8/21	375	391
Oracle Corp.	2.500%	5/15/22	1,210	1,238
Oracle Corp.	2.950%	5/15/25	355	367

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	593
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,799
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	726	813
3 ERAC USA Finance LLC	2.750%	3/15/17	205	206
3 ERAC USA Finance LLC	2.350%	10/15/19	610	619
3 ERAC USA Finance LLC	4.500%	8/16/21	325	361
3 ERAC USA Finance LLC	3.300%	10/15/22	40	42
3 ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,570
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	908	1,013
FedEx Corp.	2.700%	4/15/23	255	262
FedEx Corp.	4.900%	1/15/34	230	263

FedEx Corp.	3.875%	8/1/42	120	120
FedEx Corp.	4.100%	4/15/43	500	512
FedEx Corp.	5.100%	1/15/44	340	404
FedEx Corp.	4.550%	4/1/46	415	461
Kansas City Southern	4.950%	8/15/45	905	1,031
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,560
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,513
1 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	372	420
United Parcel Service Inc.	2.450%	10/1/22	425	442
United Parcel Service Inc.	4.875%	11/15/40	460	581
				292,602
Utilities (2.3%)
Electric (2.2%)
Alabama Power Co.	5.550%	2/1/17	585	593
Alabama Power Co.	3.750%	3/1/45	630	655
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,259
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,331
Berkshire Hathaway Energy Co.	6.500%	9/15/37	575	791
Commonwealth Edison Co.	4.350%	11/15/45	220	251
Connecticut Light & Power Co.	5.650%	5/1/18	465	498
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	896
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,129
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,365	1,570
Delmarva Power & Light Co.	3.500%	11/15/23	305	330
4 Dominion Resources Inc.	2.962%	7/1/19	495	508
Dominion Resources Inc.	5.200%	8/15/19	750	821
Dominion Resources Inc.	3.625%	12/1/24	1,515	1,601
Duke Energy Carolinas LLC	5.250%	1/15/18	275	289
Duke Energy Carolinas LLC	5.100%	4/15/18	590	625
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,192
Duke Energy Carolinas LLC	6.100%	6/1/37	391	520
Duke Energy Corp.	2.650%	9/1/26	315	309
Duke Energy Corp.	4.800%	12/15/45	1,200	1,367
Duke Energy Corp.	3.750%	9/1/46	265	258
Duke Energy Florida LLC	6.350%	9/15/37	200	281
Duke Energy Progress LLC	6.300%	4/1/38	365	510
Duke Energy Progress LLC	4.200%	8/15/45	845	942
Eversource Energy	4.500%	11/15/19	90	98
Eversource Energy	3.150%	1/15/25	110	114
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,264
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,219
Florida Power & Light Co.	5.950%	2/1/38	785	1,083
3 Fortis Inc.	3.055%	10/4/26	770	767
Georgia Power Co.	5.400%	6/1/18	1,165	1,243
Georgia Power Co.	5.950%	2/1/39	218	284
Georgia Power Co.	5.400%	6/1/40	1,163	1,433
Georgia Power Co.	4.750%	9/1/40	168	193
Georgia Power Co.	4.300%	3/15/42	950	1,037
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,584
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,082
Northern States Power Co.	6.250%	6/1/36	2,000	2,788
Pacific Gas & Electric Co.	4.250%	5/15/21	300	331
Pacific Gas & Electric Co.	3.850%	11/15/23	450	496
Pacific Gas & Electric Co.	3.750%	2/15/24	305	334

	Pacific Gas & Electric Co.	5.125%	11/15/43	285	353
	PacifiCorp	6.250%	10/15/37	2,000	2,777
	PECO Energy Co.	5.350%	3/1/18	565	597
	Potomac Electric Power Co.	6.500%	11/15/37	750	1,064
	Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,023
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	781
	Sierra Pacific Power Co.	3.375%	8/15/23	850	910
	South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,323
	South Carolina Electric & Gas Co.	4.100%	6/15/46	525	562
	South Carolina Electric & Gas Co.	5.100%	6/1/65	605	712
	Southern California Edison Co.	2.400%	2/1/22	170	175
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,333
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,912
	Southern California Edison Co.	3.600%	2/1/45	141	148
	Southern Co.	2.450%	9/1/18	225	229
	Southern Co.	2.950%	7/1/23	1,280	1,322
	Virginia Electric & Power Co.	2.750%	3/15/23	690	717
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	900

	Natural Gas (0.1%)
3	KeySpan Gas East Corp.	2.742%	8/15/26	670	678
	Nisource Finance Corp.	5.250%	2/15/43	390	465
	NiSource Finance Corp.	4.800%	2/15/44	1,355	1,535
	Southern California Gas Co.	2.600%	6/15/26	820	836

					56,228
Total Corporate Bonds (Cost $520,162)					562,629
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
3	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	595	596
3	CDP Financial Inc.	4.400%	11/25/19	1,000	1,092
3	Electricite de France SA	4.600%	1/27/20	1,200	1,306
3	Electricite de France SA	4.875%	1/22/44	50	54
3	Electricite de France SA	4.950%	10/13/45	400	435
1,3	Electricite de France SA	5.250%	1/29/49	235	231
1,3	Electricite de France SA	5.625%	12/29/49	750	736
	Export-Import Bank of Korea	1.750%	5/26/19	2,000	2,013
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,695
	Japan Treasury Discount Bill	0.000%	11/28/16	200,000	1,973
	Japan Treasury Discount Bill	0.000%	12/12/16	210,000	2,072
	Korea Development Bank	2.875%	8/22/18	505	518
	Korea Development Bank	2.500%	3/11/20	2,000	2,055
3	Petroleos Mexicanos	5.500%	2/4/19	330	348
	Province of Ontario	2.500%	4/27/26	2,150	2,223
	Quebec	5.125%	11/14/16	1,000	1,005
	Quebec	2.500%	4/20/26	3,820	3,916
3	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	1,615	1,642
3	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	1,615	1,650
3	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,342
	Statoil ASA	2.250%	11/8/19	580	591
	Statoil ASA	2.900%	11/8/20	1,410	1,475
	Statoil ASA	2.750%	11/10/21	850	887
	Statoil ASA	2.450%	1/17/23	382	389
	Statoil ASA	2.650%	1/15/24	360	369
	Statoil ASA	3.700%	3/1/24	640	699

	Statoil ASA	3.250%	11/10/24	795	846
3	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,156
	United Kingdom Treasury Bill	0.000%	1/3/17	1,600	2,076
	United Mexican States	3.500%	1/21/21	342	364
	United Mexican States	3.600%	1/30/25	305	316
Total Sovereign Bonds (Cost $35,381)					37,070
Taxable Municipal Bonds (1.7%)
	Atlanta GA Downtown Development
	Authority Revenue	6.875%	2/1/21	300	339
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	1,000	1,522
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	715	1,149
	California GO	5.700%	11/1/21	265	313
	California GO	7.550%	4/1/39	1,170	1,869
	California GO	7.300%	10/1/39	300	457
	California GO	7.625%	3/1/40	90	143
	California GO	7.600%	11/1/40	920	1,497
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	276
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	598
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	425	615
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	385	510
	Chicago Transit Authority	6.899%	12/1/40	695	918
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,089
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	1,296	1,760
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,015	1,321
	Houston TX GO	6.290%	3/1/32	570	723
	Illinois GO	5.100%	6/1/33	1,600	1,540
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	1,003
5	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,000	2,459
	Los Angeles CA Community College
	District GO	6.750%	8/1/49	405	645
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,865
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	545	747
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,379
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	643
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	915
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	115	130
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	80	116
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	150	218

New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	517
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	612
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,426
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	897
Oregon GO	5.902%	8/1/38	490	668
5 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,487
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	412
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	357
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,502
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	640	780
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	429
University of California	3.931%	5/15/45	570	610
University of California Regents Medical
Center Revenue	6.548%	5/15/48	295	423
University of California Regents Medical
Center Revenue	6.583%	5/15/49	900	1,292
University of California Revenue	4.601%	5/15/31	590	689
University of California Revenue	5.770%	5/15/43	1,010	1,359
University of California Revenue	4.765%	5/15/44	145	159
Total Taxable Municipal Bonds (Cost $34,014)				42,378
			Shares
Temporary Cash Investments (2.9%)
Money Market Fund (1.0%)
6,7 Vanguard Market Liquidity Fund	0.640%		256,095	25,612

			Face
			Amount
			($000)
Repurchase Agreement (1.8%)
RBS Securities, Inc.
(Dated 9/30/16, Repurchase Value
$43,302,000 collateralized by U.S.
Treasury Note/Bond, 0.500%, 1/31/17,
with a value of $44,135,000)	0.460%	10/3/16	43,300	43,300

U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	0.353%	12/15/16	3,200	3,199
Total Temporary Cash Investments (Cost $72,110)				72,111
Total Investments (100.6%) (Cost $2,062,345)				2,483,103

Other Asset and Liabilities-Net (-0.6%)[8]				(14,237)
Net Assets (100%)				2,468,866

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,339,000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Vanguard Balanced Portfolio

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate value of these securities was $111,493,000, representing 4.5% of net assets.
4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Includes $12,804,000 of collateral received for securities on loan.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Cash of $325,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA

Vanguard Balanced Portfolio

transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Other Assets and Liabilities in the Schedule of Investments.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

Vanguard Balanced Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,447,870	146,702	—
U.S. Government and Agency Obligations	—	146,856	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	27,487	—
Corporate Bonds	—	562,629	—
Sovereign Bonds	—	37,070	—
Taxable Municipal Bonds	—	42,378	—
Temporary Cash Investments	25,612	46,499	—
Futures Contracts—Assets[1]	102	—	—
Futures Contracts—Liabilities[1]	—	—	—
Total	1,473,584	1,009,621	—
1 Represents variation margin on the last day of the
reporting period.

G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2016	(241)	(31,601)	(63)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. At September 30, 2016, the cost of investment securities for tax purposes was $2,063,394,000. Net unrealized appreciation of investment securities for tax purposes was $419,709,000, consisting of unrealized gains of $446,197,000 on securities that had risen in value since their purchase and $26,488,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (94.7%)
Consumer Discretionary (7.3%)
L Brands Inc.	166,100	11,755
Ross Stores Inc.	175,100	11,259
Sony Corp. ADR	324,900	10,790
TJX Cos. Inc.	133,000	9,946
Walt Disney Co.	85,100	7,902
Carnival Corp.	140,800	6,874
Royal Caribbean Cruises Ltd.	50,800	3,807
* Amazon.com Inc.	3,500	2,930
Bed Bath & Beyond Inc.	41,700	1,798
VF Corp.	13,500	757
Whirlpool Corp.	1,100	178
		67,996
Consumer Staples (0.4%)
CVS Health Corp.	29,700	2,643
Tyson Foods Inc. Class A	16,100	1,202
		3,845
Energy (1.4%)
Schlumberger Ltd.	58,300	4,585
EOG Resources Inc.	41,700	4,033
* Transocean Ltd.	169,200	1,804
Noble Energy Inc.	43,000	1,537
Exxon Mobil Corp.	11,200	977
		12,936
Financials (6.3%)
Charles Schwab Corp.	488,600	15,425
Marsh & McLennan Cos. Inc.	173,100	11,641
JPMorgan Chase & Co.	173,800	11,573
Wells Fargo & Co.	212,600	9,414
Progressive Corp.	120,700	3,802
US Bancorp	66,400	2,848
CME Group Inc.	16,500	1,725
Discover Financial Services	21,400	1,210
American Express Co.	7,800	500
Chubb Ltd.	823	103
		58,241
Health Care (25.6%)
* Biogen Inc.	156,200	48,895
Eli Lilly & Co.	561,500	45,066
Amgen Inc.	267,971	44,700
Roche Holding AG	109,900	27,226
Novartis AG ADR	246,250	19,444
Medtronic plc	171,900	14,852
* Boston Scientific Corp.	544,502	12,959
Thermo Fisher Scientific Inc.	49,700	7,905
AstraZeneca plc ADR	175,200	5,757
Abbott Laboratories	123,300	5,215
Johnson & Johnson	19,100	2,256

Sanofi ADR	36,800	1,406
GlaxoSmithKline plc ADR	25,100	1,083
AbbVie Inc.	14,000	883
		237,647
Industrials (15.1%)
FedEx Corp.	181,300	31,670
Southwest Airlines Co.	661,750	25,736
Airbus Group SE	213,300	12,902
Alaska Air Group Inc.	132,700	8,740
Honeywell International Inc.	69,600	8,115
American Airlines Group Inc.	195,900	7,172
Caterpillar Inc.	78,900	7,004
Union Pacific Corp.	71,100	6,934
* United Continental Holdings Inc.	107,200	5,625
Deere & Co.	59,500	5,078
United Parcel Service Inc. Class B	43,550	4,763
Delta Air Lines Inc.	90,100	3,546
Boeing Co.	23,200	3,056
United Technologies Corp.	22,600	2,296
Pentair plc	28,300	1,818
Safran SA	18,900	1,359
CSX Corp.	42,500	1,296
Rockwell Automation Inc.	8,000	979
CH Robinson Worldwide Inc.	11,400	803
Expeditors International of Washington Inc.	14,100	726
		139,618
Information Technology (35.9%)
Texas Instruments Inc.	609,800	42,796
Microsoft Corp.	722,400	41,610
* Adobe Systems Inc.	366,000	39,726
* Alphabet Inc. Class A	27,500	22,112
* Alphabet Inc. Class C	27,570	21,430
NVIDIA Corp.	251,750	17,250
* Alibaba Group Holding Ltd. ADR	159,600	16,884
Intel Corp.	355,000	13,401
QUALCOMM Inc.	182,000	12,467
Hewlett Packard Enterprise Co.	536,250	12,200
* Micron Technology Inc.	615,400	10,942
HP Inc.	618,550	9,606
Intuit Inc.	86,500	9,516
Cisco Systems Inc.	291,400	9,243
NetApp Inc.	255,400	9,148
KLA-Tencor Corp.	110,100	7,675
Oracle Corp.	141,300	5,550
Telefonaktiebolaget LM Ericsson ADR	717,500	5,173
Activision Blizzard Inc.	116,000	5,139
Plantronics Inc.	71,650	3,723
Visa Inc. Class A	35,400	2,928
Analog Devices Inc.	42,400	2,733
Corning Inc.	98,350	2,326
* Dell Technologies Inc - VMware Inc	37,974	1,815
* BlackBerry Ltd.	195,800	1,562
* PayPal Holdings Inc.	31,700	1,299
* Yahoo! Inc.	26,600	1,146
Apple Inc.	9,500	1,074
* eBay Inc.	31,700	1,043

Mastercard Inc.		9,800	997
* Entegris Inc.		46,900	817
			333,331
Materials (1.7%)
Monsanto Co.		115,400	11,794
Praxair Inc.		17,400	2,102
^ Potash Corp. of Saskatchewan Inc.		104,700	1,709
			15,605
Telecommunication Services (1.0%)
AT&T Inc.		238,608	9,690

Total Common Stocks (Cost $568,597)			878,909
	Coupon
Temporary Cash Investment (5.6%)
Money Market Fund (5.6%)
1,2 Vanguard Market Liquidity Fund (Cost $51,691)	0.640%	516,870	51,692
Total Investments (100.3%) (Cost $620,288)			930,601
Other Asset and Liabilities-Net (-0.3%)2			(3,133)
Net Assets (100%)			927,468

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,622,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,690,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard Capital Growth Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	837,422	41,487	—
Temporary Cash Investments	51,692	—	—
Total	889,114	41,487	—

D. At September 30, 2016, the cost of investment securities for tax purposes was $620,288,000. Net unrealized appreciation of investment securities for tax purposes was $310,313,000, consisting of unrealized gains of $326,917,000 on securities that had risen in value since their purchase and $16,604,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (4.4%)
Ford Motor Co.	1,568,100	18,927
Carnival Corp.	356,500	17,404
Target Corp.	157,600	10,824
		47,155
Consumer Staples (10.4%)
Philip Morris International Inc.	400,600	38,947
Imperial Brands plc ADR	574,800	29,585
Altria Group Inc.	347,100	21,947
CVS Health Corp.	240,400	21,393
		111,872
Energy (12.8%)
ConocoPhillips	746,544	32,452
Occidental Petroleum Corp.	379,700	27,687
Phillips 66	305,572	24,614
BP plc ADR	614,700	21,613
Marathon Petroleum Corp.	499,700	20,283
Chevron Corp.	114,000	11,733
		138,382
Financials (21.6%)
PNC Financial Services Group Inc.	407,872	36,745
Wells Fargo & Co.	780,800	34,574
JPMorgan Chase & Co.	482,750	32,146
American Express Co.	406,200	26,013
Capital One Financial Corp.	359,500	25,823
Bank of America Corp.	1,618,646	25,332
Citigroup Inc.	454,330	21,458
State Street Corp.	263,000	18,313
Navient Corp.	584,400	8,456
* SLM Corp.	584,400	4,366
		233,226
Health Care (23.9%)
Medtronic plc	404,400	34,940
Sanofi ADR	842,700	32,183
Pfizer Inc.	940,714	31,862
* Express Scripts Holding Co.	449,400	31,696
Teva Pharmaceutical Industries Ltd. ADR	644,400	29,649
Johnson & Johnson	236,100	27,890
Cardinal Health Inc.	342,800	26,635
Anthem Inc.	195,600	24,511
Merck & Co. Inc.	296,600	18,511
		257,877
Industrials (10.2%)
United Technologies Corp.	332,900	33,823
* Johnson Controls International plc	699,412	32,544
General Dynamics Corp.	143,900	22,327
Honeywell International Inc.	183,800	21,429
		110,123

Information Technology (8.2%)
QUALCOMM Inc.		462,400	31,674
Microsoft Corp.		538,700	31,029
Oracle Corp.		660,500	25,945
			88,648
Materials (3.0%)
Air Products & Chemicals Inc.		217,300	32,669

Telecommunication Services (4.1%)
Verizon Communications Inc.		609,160	31,664
AT&T Inc.		294,627	11,965
			43,629
Utilities (0.9%)
CenterPoint Energy Inc.		435,900	10,126

Total Common Stocks (Cost $967,958)			1,073,707

	Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund (Cost $6,221)	0.640%	62,192	6,220
Total Investments (100.1%) (Cost $974,179)			1,079,927
Other Asset and Liabilities-Net (-0.1%)			(1,538)
Net Assets (100%)			1,078,389

* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2016, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Diversified Value Portfolio

C. At September 30, 2016, the cost of investment securities for tax purposes was $974,179,000. Net unrealized appreciation of investment securities for tax purposes was $105,748,000, consisting of unrealized gains of $194,156,000 on securities that had risen in value since their purchase and $88,408,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)1
Consumer Discretionary (4.5%)
Home Depot Inc.	105,200	13,537
McDonald's Corp.	84,484	9,746
VF Corp.	132,770	7,442
^ Nordstrom Inc.	46,522	2,414
Ford Motor Co.	190,323	2,297
Darden Restaurants Inc.	36,331	2,228
International Game Technology plc	91,254	2,225
Rent-A-Center Inc.	165,920	2,097
Superior Industries International Inc.	66,480	1,939
Leggett & Platt Inc.	37,714	1,719
Bob Evans Farms Inc.	23,321	893
New Media Investment Group Inc.	55,903	866
Best Buy Co. Inc.	21,330	814
Regal Entertainment Group Class A	36,573	795
American Eagle Outfitters Inc.	28,979	518
Time Inc.	33,242	481
TEGNA Inc.	7,449	163
Carnival Corp.	1,796	88
General Motors Co.	2,379	76
		50,338
Consumer Staples (12.2%)
Philip Morris International Inc.	281,913	27,407
Coca-Cola Co.	333,322	14,106
Kraft Heinz Co.	149,306	13,364
^ Procter & Gamble Co.	134,530	12,074
PepsiCo Inc.	104,456	11,362
Altria Group Inc.	179,487	11,349
British American Tobacco plc	170,670	10,915
Wal-Mart Stores Inc.	135,976	9,807
Diageo plc ADR	44,440	5,157
Kimberly-Clark Corp.	28,600	3,608
Unilever NV	74,500	3,434
General Mills Inc.	51,511	3,290
ConAgra Foods Inc.	61,441	2,894
Ingredion Inc.	14,848	1,976
Universal Corp.	33,161	1,931
Campbell Soup Co.	31,897	1,745
Nu Skin Enterprises Inc. Class A	20,186	1,308
Sysco Corp.	3,702	181
		135,908
Energy (11.1%)
Exxon Mobil Corp.	315,678	27,552
Chevron Corp.	215,506	22,180
Suncor Energy Inc.	480,700	13,354
Occidental Petroleum Corp.	157,804	11,507
Canadian Natural Resources Ltd.	275,490	8,827
^ TransCanada Corp.	170,300	8,088
Phillips 66	93,400	7,523

Enbridge Inc.	147,900	6,542
ONEOK Inc.	50,375	2,589
Valero Energy Corp.	47,369	2,510
Archrock Inc.	161,996	2,119
Cosan Ltd.	287,967	2,059
^ Ship Finance International Ltd.	126,938	1,870
^ Nordic American Tankers Ltd.	152,985	1,547
Ensco plc Class A	168,752	1,434
Scorpio Tankers Inc.	245,398	1,136
Oceaneering International Inc.	31,556	868
Noble Corp. plc	130,813	829
Spectra Energy Corp.	13,844	592
ConocoPhillips	5,800	252
Murphy Oil Corp.	7,196	219
		123,597
Financials (15.1%)
JPMorgan Chase & Co.	487,357	32,453
Wells Fargo & Co.	632,893	28,024
Marsh & McLennan Cos. Inc.	267,000	17,956
BlackRock Inc.	30,270	10,972
Chubb Ltd.	81,602	10,253
MetLife Inc.	200,520	8,909
PNC Financial Services Group Inc.	96,814	8,722
Thomson Reuters Corp.	158,090	6,542
M&T Bank Corp.	52,600	6,107
Principal Financial Group Inc.	100,090	5,156
US Bancorp	118,440	5,080
Travelers Cos. Inc.	28,576	3,273
Aflac Inc.	42,279	3,039
Prudential Financial Inc.	35,888	2,930
SunTrust Banks Inc.	64,507	2,825
Ameriprise Financial Inc.	27,271	2,721
Fifth Third Bancorp	129,354	2,647
Regions Financial Corp.	262,550	2,591
Navient Corp.	154,213	2,231
Maiden Holdings Ltd.	138,563	1,758
Washington Federal Inc.	47,999	1,281
NorthStar Asset Management Group Inc.	97,888	1,266
Dime Community Bancshares Inc.	48,711	816
First Financial Corp./IN	8,698	354
Flushing Financial Corp.	10,150	241
Federated Investors Inc. Class B	6,704	199
LPL Financial Holdings Inc.	3,177	95
		168,441
Health Care (11.8%)
Johnson & Johnson	311,722	36,824
Merck & Co. Inc.	405,189	25,288
Pfizer Inc.	708,395	23,993
Bristol-Myers Squibb Co.	197,263	10,637
Novartis AG	112,209	8,824
Roche Holding AG	28,669	7,102
AstraZeneca plc ADR	177,970	5,848
Eli Lilly & Co.	65,674	5,271
Amgen Inc.	26,300	4,387
AbbVie Inc.	39,128	2,468
Quest Diagnostics Inc.	8,872	751

Kindred Healthcare Inc.	8,807	90
		131,483
Industrials (11.6%)
General Electric Co.	1,001,781	29,673
Union Pacific Corp.	128,030	12,487
Eaton Corp. plc	188,470	12,384
3M Co.	69,296	12,212
Raytheon Co.	79,205	10,782
Honeywell International Inc.	79,610	9,282
United Technologies Corp.	85,500	8,687
United Parcel Service Inc. Class B	52,529	5,745
Caterpillar Inc.	53,490	4,748
Stanley Black & Decker Inc.	21,640	2,661
CH Robinson Worldwide Inc.	32,137	2,264
Greenbrier Cos. Inc.	60,981	2,153
^ American Railcar Industries Inc.	47,974	1,989
GATX Corp.	44,020	1,961
General Cable Corp.	128,919	1,931
Briggs & Stratton Corp.	83,162	1,551
^ Copa Holdings SA Class A	17,315	1,523
Brady Corp. Class A	43,728	1,513
Boeing Co.	10,403	1,371
West Corp.	57,218	1,263
Lockheed Martin Corp.	4,813	1,154
H&E Equipment Services Inc.	32,439	544
Seaspan Corp. Class A	29,337	391
Knoll Inc.	12,789	292
PACCAR Inc.	1,504	88
		128,649
Information Technology (13.4%)
Microsoft Corp.	868,269	50,012
Cisco Systems Inc.	858,314	27,226
Intel Corp.	602,320	22,738
Analog Devices Inc.	155,479	10,021
Maxim Integrated Products Inc.	212,664	8,492
International Business Machines Corp.	46,197	7,338
Texas Instruments Inc.	70,533	4,950
HP Inc.	209,240	3,250
QUALCOMM Inc.	30,525	2,091
ManTech International Corp. Class A	50,422	1,900
EarthLink Holdings Corp.	292,770	1,815
^ Leidos Holdings Inc.	39,448	1,707
Computer Sciences Corp.	26,437	1,380
Cypress Semiconductor Corp.	105,112	1,278
Brooks Automation Inc.	90,976	1,238
Seagate Technology plc	29,160	1,124
Western Union Co.	36,884	768
Diebold Inc.	29,238	725
Linear Technology Corp.	9,820	582
Science Applications International Corp.	6,896	478
KLA-Tencor Corp.	6,165	430
		149,543
Materials (2.7%)
Dow Chemical Co.	211,173	10,945
International Paper Co.	72,480	3,478
Nucor Corp.	49,200	2,433

Rayonier Advanced Materials Inc.	168,906	2,258
Greif Inc. Class A	44,791	2,221
Schnitzer Steel Industries Inc.	102,140	2,135
Steel Dynamics Inc.	83,883	2,096
Commercial Metals Co.	124,402	2,014
Avery Dennison Corp.	18,370	1,429
EI du Pont de Nemours & Co.	8,175	548
		29,557
Other (0.8%)
2 Vanguard High Dividend Yield ETF	119,332	8,609

Telecommunication Services (4.2%)
Verizon Communications Inc.	467,228	24,287
BCE Inc.	189,080	8,732
AT&T Inc.	213,185	8,658
CenturyLink Inc.	81,841	2,245
Cogent Communications Holdings Inc.	40,434	1,488
^ Windstream Holdings Inc.	129,760	1,304
		46,714
Utilities (7.5%)
Dominion Resources Inc.	177,365	13,173
UGI Corp.	183,160	8,286
Xcel Energy Inc.	190,840	7,851
Eversource Energy	139,010	7,532
NextEra Energy Inc.	61,061	7,469
Sempra Energy	60,020	6,434
Duke Energy Corp.	65,303	5,227
Edison International	38,209	2,761
FirstEnergy Corp.	73,234	2,423
Entergy Corp.	30,782	2,362
AES Corp.	180,879	2,324
NiSource Inc.	90,354	2,178
MDU Resources Group Inc.	84,679	2,154
Great Plains Energy Inc.	73,433	2,004
Southwest Gas Corp.	28,284	1,976
PPL Corp.	52,612	1,819
Northwest Natural Gas Co.	28,804	1,731
CenterPoint Energy Inc.	72,971	1,695
ONE Gas Inc.	24,722	1,529
National Fuel Gas Co.	25,613	1,385
NRG Yield Inc.	14,885	252
Southern Co.	4,492	230
NRG Yield Inc. Class A	13,451	220
DTE Energy Co.	2,256	211
Empire District Electric Co.	1,826	62
		83,288
Total Common Stocks (Cost $877,943)		1,056,127

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (5.9%)1
Money Market Fund (4.0%)
3,4 Vanguard Market Liquidity Fund	0.640%		451,533	45,158

			Face Amount
		Maturity Date	($000)
Repurchase Agreement (1.7%)
BNP Paribas Securities Corp.
(Dated 9/30/16, Repurchase Value
18,700,000, collateralized by Federal Natural
Mortgage Assn. 2.445%-6.000%, 7/1/24-
9/1/46, Federal Home Loan Mortgage Corp.
3.500%, 6/1/27-7/1/42, with a value of
$18,701,000)	0.500%	10/3/16	18,700	18,700

U.S. Government and Agency Obligations (0.2%)
5 Federal Home Loan Bank Discount Notes	0.365%	10/5/16	2,000	2,000
5,6 Federal Home Loan Bank Discount Notes	0.370%-0.379%	10/21/16	300	300
				2,300
Total Temporary Cash Investments (Cost $66,157)				66,158
Total Investments (100.8%) (Cost $944,100)				1,122,285
Other Assets and Liabilities-Net (-0.8%)4,6				(9,171)
Net Assets (100%)				1,113,114

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,250,000.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.2% and 2.6%, respectively, of net assets.

2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $10,658,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $300,000 and cash of $1,300,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using

Vanguard Equity Income Portfolio

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,029,286	26,841	—
Temporary Cash Investments	45,158	21,000	—
Futures Contracts—Assets[1]	206	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	1,074,649	47,841	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate

Vanguard Equity Income Portfolio

portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	345	37,267	414

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At September 30, 2016, the cost of investment securities for tax purposes was $944,100,000. Net unrealized appreciation of investment securities for tax purposes was $178,185,000, consisting of unrealized gains of $196,363,000 on securities that had risen in value since their purchase and $18,178,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (94.3%)1
Consumer Discretionary (17.7%)
*	Amazon.com Inc.	14,847	12,432
	Home Depot Inc.	65,537	8,433
*	Liberty Interactive Corp. QVC Group Class A	368,836	7,380
*	TripAdvisor Inc.	85,616	5,409
	L Brands Inc.	74,407	5,266
*	Liberty Global plc	104,703	3,459
*	O'Reilly Automotive Inc.	11,750	3,291
	Lowe's Cos. Inc.	43,492	3,141
	Dollar General Corp.	38,830	2,718
	DR Horton Inc.	84,338	2,547
*	Netflix Inc.	24,799	2,444
	Starbucks Corp.	40,716	2,204
	NIKE Inc. Class B	40,487	2,132
	Lennar Corp. Class A	50,153	2,123
*	Priceline Group Inc.	1,364	2,007
	Ross Stores Inc.	29,812	1,917
	Las Vegas Sands Corp.	32,028	1,843
	Harman International Industries Inc.	21,767	1,838
*	Under Armour Inc.	52,675	1,784
*	AutoZone Inc.	2,123	1,631
*	Chipotle Mexican Grill Inc. Class A	3,400	1,440
	VF Corp.	17,800	998
*	Liberty Global plc Class A	27,225	931
*,^ Under Armour Inc. Class A		10,346	400
			77,768
Consumer Staples (4.7%)
	Estee Lauder Cos. Inc. Class A	47,385	4,196
*	Monster Beverage Corp.	25,510	3,745
	Walgreens Boots Alliance Inc.	38,453	3,100
	Mondelez International Inc. Class A	70,147	3,080
	Kroger Co.	69,430	2,061
	PepsiCo Inc.	18,796	2,044
	Mead Johnson Nutrition Co.	19,950	1,576
	Costco Wholesale Corp.	5,361	818
			20,620
Energy (0.2%)
	Schlumberger Ltd.	11,760	925

Financials (4.4%)
	Intercontinental Exchange Inc.	31,657	8,527
	Marsh & McLennan Cos. Inc.	33,686	2,265
*	Markel Corp.	2,292	2,129
	MarketAxess Holdings Inc.	12,706	2,104
	MSCI Inc. Class A	19,593	1,645
	Moody's Corp.	12,800	1,386
*	Affiliated Managers Group Inc.	8,520	1,233
			19,289

Health Care (16.7%)
* Allergan plc	48,361	11,138
* Biogen Inc.	31,757	9,941
* Celgene Corp.	92,670	9,687
Bristol-Myers Squibb Co.	97,184	5,240
UnitedHealth Group Inc.	31,788	4,450
* Cerner Corp.	66,759	4,122
Dentsply Sirona Inc.	66,850	3,973
* Quintiles Transnational Holdings Inc.	46,401	3,761
* Edwards Lifesciences Corp.	27,602	3,328
Novo Nordisk A/S ADR	79,007	3,286
Medtronic plc	31,438	2,716
* Regeneron Pharmaceuticals Inc.	6,383	2,566
* Illumina Inc.	13,674	2,484
Zoetis Inc.	43,460	2,260
* IMS Health Holdings Inc.	60,293	1,890
* IDEXX Laboratories Inc.	9,100	1,026
Danaher Corp.	12,650	992
Gilead Sciences Inc.	5,649	447
		73,307
Industrials (7.5%)
Nielsen Holdings plc	137,037	7,341
* Verisk Analytics Inc. Class A	38,755	3,150
Union Pacific Corp.	29,320	2,860
Fortune Brands Home & Security Inc.	43,337	2,518
Equifax Inc.	18,683	2,514
* IHS Markit Ltd.	58,960	2,214
* TransUnion	61,224	2,112
Lockheed Martin Corp.	7,835	1,878
* TransDigm Group Inc.	6,140	1,775
AMETEK Inc.	33,869	1,618
Northrop Grumman Corp.	5,662	1,212
Kansas City Southern	10,308	962
Fortive Corp.	18,895	962
Fastenal Co.	22,018	920
JB Hunt Transport Services Inc.	9,100	738
		32,774
Information Technology (38.0%)
* Facebook Inc. Class A	128,370	16,466
* Alphabet Inc. Class C	20,233	15,727
Mastercard Inc.	149,002	15,164
Visa Inc. Class A	173,847	14,377
Microsoft Corp.	211,555	12,186
* PayPal Holdings Inc.	280,216	11,480
* Alphabet Inc. Class A	12,119	9,744
QUALCOMM Inc.	138,041	9,456
* eBay Inc.	232,916	7,663
* Electronic Arts Inc.	86,005	7,345
Apple Inc.	52,594	5,946
Symantec Corp.	200,509	5,033
* Adobe Systems Inc.	41,007	4,451
Intuit Inc.	31,780	3,496
* ServiceNow Inc.	34,616	2,740
* FleetCor Technologies Inc.	15,226	2,645
Texas Instruments Inc.	34,360	2,411
CDW Corp.	52,437	2,398

*	Workday Inc. Class A			24,659	2,261
*	salesforce.com Inc.			30,006	2,140
	Global Payments Inc.			26,478	2,033
*	Alibaba Group Holding Ltd. ADR			18,780	1,987
*	Alliance Data Systems Corp.			8,655	1,857
*	Red Hat Inc.			18,430	1,490
*	Autodesk Inc.			20,200	1,461
	Accenture plc Class A			11,250	1,374
*	Cognizant Technology Solutions Corp. Class A			28,527	1,361
*	Zillow Group Inc.			28,063	972
*	Twitter Inc.			30,765	709
					166,373
	Materials (0.8%)
	Sherwin-Williams Co.			8,584	2,375
	PPG Industries Inc.			12,180	1,259
					3,634
	Other (0.1%)
	*,2 WeWork Class A PP			4,015	201

	Real Estate (3.9%)
	Crown Castle International Corp.			90,808	8,555
	Equinix Inc.			11,556	4,163
	American Tower Corporation			23,565	2,671
	Public Storage			7,525	1,679
					17,068
	Telecommunication Services (0.3%)
*	SBA Communications Corp. Class A			11,310	1,268

	Total Common Stocks (Cost $325,232)				413,227
	Convertible Preferred Stocks (0.2%)
	*,2 Airbnb Inc. (Cost $928)			9,972	1,047
	Preferred Stocks (1.9%)
	*,2 Uber Technologies PP			104,984	5,120
	*,2 WeWork Pfd. D1 PP			19,954	1,001
	*,2 Pinterest Prf G PP			124,325	811
	*,2 WeWork Pfd. D2 PP			15,678	787
	*,2 Cloudera, Inc. Pfd.			21,972	394
	Total Preferred Stocks (Cost $3,435)				8,113
		Coupon
	Temporary Cash Investments (2.4%)1
	Money Market Fund (2.2%)
	3,4 Vanguard Market Liquidity Fund	0.640%		94,988	9,500

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.1%)
	Bank of America Securities, LLC
	(Dated 9/30/16, Repurchase Value
	$400,000, collateralized by Federal National
	Mortgage Corp., 2.090%, 8/1/44, with a
	value of $408,000)	0.490%	10/3/16	400	400
	U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.318%	10/20/16	500	500

Total Temporary Cash Investments (Cost $10,401)	10,400
Total Investments (98.8%) (Cost $339,996)	432,787
Other Assets and Liabilities-Net (1.2%)4,5	5,467
Net Assets (100%)	438,254

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $108,000.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.4% and -0.7%, respectively, of net assets.

2 Restricted securities totaling $9,361,000, representing 2.1% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $112,000 of collateral received for securities on loan.

5 Securities with a value of $500,000 and cash of $100,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

PP—Private Placement.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Growth Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	413,026	—	201
Convertible Preferred Stocks	—	—	1,047
Preferred Stocks	—	—	8,113
Temporary Cash Investments	9,500	900	—
Futures Contracts—Assets[1]	77	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	422,602	900	9,361
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2016. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

			Investments in
		Investments in	Convertible
	Investments in	Preferred	Preferred
	Common Stocks	Stocks	Stocks
	($000)	($000)	($000)
Amount valued based on Level 3 Inputs
Balance as of December 31, 2015	167	8,054	999
Change in Unrealized Appreciation (Depreciation)	34	59	48
Balance as of September 30, 2016	201	8,113	1,047

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016, was $141,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of September 30, 2016:

Vanguard Growth Portfolio

Security Type	Fair Value ($000)	Valuation	Unobservable Input	Amount
		Technique
Common Stocks	201	Market Approach	Recent Market Transaction	$50.192

Convertible	1,047	Market Approach	Target Event	105.000
Preferred Stocks
Preferred Stocks	8,113	Market Approach	Recent Market Transaction	50.192
			Recent Market Transaction	48.772
			Comparable Company	17.940
			Approach
			Comparable Company
				6.520
			Approach

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	126	13,611	(25)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Portfolio

E. At September 30, 2016, the cost of investment securities for tax purposes was $339,996,000. Net unrealized appreciation of investment securities for tax purposes was $92,791,000, consisting of unrealized gains of $103,275,000 on securities that had risen in value since their purchase and $10,484,000 in unrealized losses on securities that had fallen in value since their purchase.

	Vanguard International Portfolio

	Schedule of Investments (unaudited)
	As of September 30, 2016

			Market
			Value
		Shares	($000)
	Common Stocks (97.5%)1
	Australia (0.4%)
	Brambles Ltd.	965,494	8,878

	Belgium (0.1%)
	Umicore SA	48,321	3,030

	Brazil (0.9%)
	Raia Drogasil SA	377,286	7,689
	Telefonica Brasil SA Preference Shares	487,900	7,044
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,347,600	6,965
			21,698
	Canada (1.7%)
	Toronto-Dominion Bank	531,310	23,586
	Canadian Pacific Railway Ltd.	67,605	10,316
	Goldcorp Inc.	395,844	6,532
			40,434
	China (15.8%)
	Tencent Holdings Ltd.	4,439,200	123,002
*	Alibaba Group Holding Ltd. ADR	959,802	101,537
*	Baidu Inc. ADR	403,200	73,411
*	Ctrip.com International Ltd. ADR	636,027	29,620
*	New Oriental Education & Technology Group Inc. ADR	304,665	14,124
*	JD.com Inc. ADR	399,271	10,417
	China Pacific Insurance Group Co. Ltd.	2,326,800	8,647
*	TAL Education Group ADR	116,073	8,223
			368,981
	Denmark (2.6%)
*	Genmab A/S	156,329	26,789
	Novozymes A/S	338,400	14,882
	Chr Hansen Holding A/S	163,100	9,695
	Novo Nordisk A/S Class B	166,939	6,956
	Vestas Wind Systems A/S	30,731	2,539
			60,861
	France (4.0%)
	L'Oreal SA	105,858	19,985
	Essilor International SA	153,473	19,793
	Danone SA	255,552	18,955
	Kering	89,975	18,131
	Schneider Electric SE	244,328	17,037
			93,901
	Germany (9.2%)
*,2	Zalando SE	1,013,535	42,289
	BASF SE	334,431	28,600
	SAP SE	262,230	23,860
	Bayerische Motoren Werke AG	208,591	17,530
	GEA Group AG	246,183	13,655
	Fresenius Medical Care AG & Co. KGaA	141,539	12,355
	Bayer AG	118,751	11,928

	HeidelbergCement AG	116,760	11,029
	Continental AG	49,597	10,428
	Deutsche Telekom AG	541,792	9,082
	adidas AG	51,407	8,922
*,3	HelloFresh	249,150	6,465
*,^,2 Rocket Internet SE		278,557	5,990
*,3	Home 24AG	2,691	4,455
*,3	CureVac GmbH	1,452	3,482
*	MorphoSys AG	67,732	2,833
*	AIXTRON SE	274,000	1,664
			214,567
Hong Kong (4.9%)
	AIA Group Ltd.	12,915,800	86,537
	Jardine Matheson Holdings Ltd.	254,951	15,487
^	Hong Kong Exchanges and Clearing Ltd.	503,560	13,284
			115,308
India (2.3%)
	Housing Development Finance Corp. Ltd.	863,800	18,137
	HDFC Bank Ltd.	652,706	12,515
	Zee Entertainment Enterprises Ltd.	952,409	7,835
*,3	ANI Technologies	19,170	5,967
	Idea Cellular Ltd.	3,965,215	4,723
*,2,3 Flipkart G Series		37,575	2,582
*,2,3 Flipkart H Series		16,044	1,247
			53,006
Indonesia (0.3%)
	Bank Mandiri Persero Tbk PT	8,374,700	7,218

Ireland (0.3%)
	Kerry Group plc Class A	93,476	7,788

Israel (2.0%)
*	Check Point Software Technologies Ltd.	279,723	21,709
*	Mobileye NV	294,035	12,517
	Teva Pharmaceutical Industries Ltd. ADR	254,872	11,727
			45,953
Italy (2.7%)
	Ferrari NV	471,407	24,488
	Fiat Chrysler Automobiles NV	2,394,190	15,201
	EXOR SPA	331,840	13,449
	Intesa Sanpaolo SPA (Registered)	4,094,161	9,089
			62,227
Japan (12.3%)
	SoftBank Group Corp.	707,700	45,846
	M3 Inc.	1,298,300	44,215
	SMC Corp.	143,600	41,424
	Rakuten Inc.	2,248,700	29,251
	Bridgestone Corp.	528,000	19,474
	Sumitomo Mitsui Financial Group Inc.	453,500	15,284
	Kubota Corp.	818,500	12,373
	Sekisui Chemical Co. Ltd.	797,900	11,468
	KDDI Corp.	342,600	10,543
	Pigeon Corp.	319,600	9,654
	ORIX Corp.	650,700	9,602
	Keyence Corp.	11,400	8,297

	Suntory Beverage & Food Ltd.	189,600	8,226
	Suzuki Motor Corp.	226,400	7,579
	SBI Holdings Inc.	477,700	5,698
	FANUC Corp.	29,400	4,976
	Recruit Holdings Co. Ltd.	114,900	4,674
			288,584
	Luxembourg (0.3%)
*,3	Spotify Technology SA	2,961	6,599

	Mexico (0.3%)
	Grupo Financiero Banorte SAB de CV	1,381,363	7,244

	Netherlands (2.6%)
	ASML Holding NV	563,851	61,832

	Norway (1.2%)
	Statoil ASA	617,649	10,362
	Schibsted ASA Class A	214,063	6,299
	DNB ASA	442,549	5,814
	Schibsted ASA Class B	214,063	5,744
	Norsk Hydro ASA	211,545	913
			29,132
	Other (0.6%)
4	Vanguard FTSE All-World ex-US ETF	298,796	13,574

	Peru (0.1%)
	Credicorp Ltd.	14,838	2,259

	Portugal (0.3%)
	Jeronimo Martins SGPS SA	343,323	5,953

	South Korea (2.4%)
	NAVER Corp.	44,513	35,733
*,^	Celltrion Inc.	215,478	20,959
			56,692
	Spain (5.4%)
	Industria de Diseno Textil SA	2,261,342	83,830
	Banco Bilbao Vizcaya Argentaria SA	3,924,177	23,725
*	Banco Popular Espanol SA	8,775,317	10,836
	Distribuidora Internacional de Alimentacion SA	1,433,395	8,874
			127,265
	Sweden (5.1%)
	Atlas Copco AB Class A	1,258,070	37,852
	Svenska Handelsbanken AB Class A	2,435,019	33,440
	Kinnevik AB	1,100,606	28,051
	Assa Abloy AB Class B	633,192	12,857
	Elekta AB Class B	668,047	6,467
			118,667
	Switzerland (2.9%)
	Nestle SA	378,029	29,786
	Roche Holding AG	71,085	17,610
	Cie Financiere Richemont SA	190,704	11,612
	Lonza Group AG	46,336	8,842
			67,850

Taiwan (1.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			4,057,000	23,793

Thailand (0.4%)
^	Kasikornbank PCL			1,551,700	8,443

United Kingdom (7.9%)
	Rolls-Royce Holdings plc			4,092,649	38,199
	Royal Dutch Shell plc Class A			681,376	17,047
	Prudential plc			934,871	16,593
	Burberry Group plc			861,317	15,414
	Diageo plc			525,943	15,080
	BHP Billiton plc			965,254	14,508
	Reckitt Benckiser Group plc			138,598	13,061
	Lloyds Banking Group plc			13,073,408	9,259
	Aggreko plc			729,423	9,016
	Vodafone Group plc			2,898,434	8,311
	Aviva plc			1,145,534	6,555
*,3	Skyscanner			41,148	5,444
*,^	Ocado Group plc			1,403,300	4,811
*	Standard Chartered plc			553,457	4,507
	Barclays plc			1,822,052	3,973
	Capita plc			438,602	3,810
					185,588
United States (7.5%)
*	Amazon.com Inc.			96,420	80,733
*	Illumina Inc.			228,479	41,506
	MercadoLibre Inc.			151,400	28,005
*	Tesla Motors Inc.			123,640	25,226
					175,470
Total Common Stocks (Cost $1,921,405)					2,282,795
Preferred Stocks (0.6%)
*,3	Internet Plus Holdings Ltd.			2,083,522	8,044
*,3	You & Mr. Jones			5,200,000	5,767
Total Preferred Stocks (Cost $13,244)					13,811
		Coupon
Temporary Cash Investments (2.9%)1
Money Market Fund (2.6%)
5,6	Vanguard Market Liquidity Fund	0.640%		609,321	60,938

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
7	Federal Home Loan Bank Discount Notes	0.348%	10/11/16	300	300
7,8	Federal Home Loan Bank Discount Notes	0.370%-0.400%	10/21/16	1,600	1,600
7,8	Federal Home Loan Bank Discount Notes	0.431%	1/25/17	2,000	1,998
8	United States Treasury Bill	0.318%	10/20/16	2,800	2,799
					6,697
Total Temporary Cash Investments (Cost $67,634)					67,635
Total Investments (101.0%) (Cost $2,002,283)					2,364,241
Other Assets and Liabilities-Net (-1.0%)6					(22,551)
Net Assets (100%)					2,341,690

*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,178,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.7% and 1.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate value of these securities was $52,108,000, representing 2.2% of net assets.
3 Restricted securities totaling $50,052,000, representing 2.1% of net assets.
4 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $17,002,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard International Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	247,105	—	—
Common Stocks—Other	296,859	1,702,590	36,241
Preferred Stocks	—	—	13,811
Temporary Cash Investments	60,938	6,697	—
Futures Contracts—Assets[1]	70	—	—
Futures Contracts—Liabilities[1]	(187)	—	—
Forward Currency Contracts—Assets	—	327	—
Forward Currency Contracts—Liabilities	—	(287)	—
Total	604,785	1,709,327	50,052
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio's in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2016. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2015	42,674	13,242
Change in Unrealized Appreciation (Depreciation)	(6,433)	569
Balance as of September 30, 2016	36,241	13,811

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016, was (5,864,000).

Vanguard International Portfolio

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of September 30, 2016:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount
	($000)

Common Stocks	36,241	Market Approach	Purchase Price	$2,398.207

			Purchase Price	2,228.610

			Recent Market
			Transaction
				1,655.343
			Recent Market
				311.246
			Transaction
				132.299
			Purchase Price

			Discounted Purchase
			Price	77.720

			Discounted Recent
			Market Transaction
				68.730
			Comparable
				25.950
			Company Approach

Preferred Stocks	13,811	Market Approach	Recent Market
				3.861
			Transaction

			Marked-up Purchase
			Price	1.109

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified

Vanguard International Portfolio

counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2016	414	13,930	164
Topix Index	December 2016	57	7,447	(75)
S&P ASX 200 Index	December 2016	56	5,802	322
FTSE 100 Index	December 2016	11	980	282
				693

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At September 30, 2016, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
The Toronto-Dominion Bank	12/21/16	EUR	15,575	USD	17,579	(14)
BNP Paribas	12/13/16	JPY	1,297,135	USD	12,722	113

Vanguard International Portfolio

Bank of America, N.A.	12/21/16	GBP	6,127	USD	8,199	(244)
Goldman Sachs International	12/20/16	AUD	8,685	USD	6,457	177
BNP Paribas	12/21/16	EUR	990	USD	1,117	(1)
JPMorgan Chase Bank, N.A.	12/20/16	AUD	1,083	USD	826	2
UBS AG	12/21/16	GBP	447	USD	597	(17)
Goldman Sachs International	12/21/16	USD	7,497	GBP	5,774	—
BNP Paribas	12/21/16	USD	2,668	EUR	2,369	(4)
Barclays Bank plc	12/21/16	USD	1,903	EUR	1,691	(4)
Barclays Bank plc	12/13/16	USD	1,721	JPY	172,185	17
BNP Paribas	12/13/16	USD	1,462	JPY	147,950	(2)
JPMorgan Chase Bank, N.A.	12/20/16	USD	1,148	AUD	1,499	3
Citibank, N.A.	12/13/16	USD	1,072	JPY	107,160	12
Citibank, N.A.	12/13/16	USD	1,048	JPY	106,080	(1)
UBS AG	12/20/16	USD	828	AUD	1,081	2
Barclays Bank plc	12/21/16	USD	204	EUR	181	—
BNP Paribas	12/21/16	USD	179	GBP	137	1
JPMorgan Chase Bank, N.A.	12/21/16	USD	179	GBP	138	—
						40
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At September 30, 2016, the counterparty had deposited in segregated accounts securities with a value of $544,000 in connection with open forward currency contracts.

E. At September 30, 2016, the cost of investment securities for tax purposes was $2,002,283,000. Net unrealized appreciation of investment securities for tax purposes was $361,958,000, consisting of unrealized gains of $535,673,000 on securities that had risen in value since their purchase and $173,715,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (98.1%)1
Consumer Discretionary (14.4%)
	Sally Beauty Holdings Inc.	426,316	10,948
	ServiceMaster Global Holdings Inc.	320,712	10,802
	National CineMedia Inc.	658,742	9,697
^	Hibbett Sports Inc.	223,336	8,911
	Dunkin' Brands Group Inc.	159,380	8,300
	Grand Canyon Education Inc.	190,863	7,709
	Carter's Inc.	87,029	7,546
	Wolverine World Wide Inc.	288,767	6,650
*	Boyd Gaming Corp.	317,076	6,272
	Polaris Industries Inc.	67,307	5,212
*	IMAX Corp.	169,903	4,922
	Dick's Sporting Goods Inc.	85,281	4,837
	DSW Inc. Class A	224,013	4,588
	Five Below Inc.	98,330	3,962
*	Modine Manufacturing Co.	321,922	3,818
	Lear Corp.	27,207	3,298
	Leggett & Platt Inc.	70,633	3,219
*	SodaStream International Ltd.	113,160	3,005
	Monro Muffler Brake Inc.	47,834	2,926
	American Eagle Outfitters Inc.	149,551	2,671
	Lithia Motors Inc. Class A	27,500	2,627
	Vail Resorts Inc.	16,600	2,604
	Brinker International Inc.	51,540	2,599
	Big Lots Inc.	52,600	2,512
	ClubCorp Holdings Inc.	171,500	2,482
*	Smith & Wesson Holding Corp.	92,503	2,460
^	Nexstar Broadcasting Group Inc. Class A	41,600	2,401
*	MSG Networks Inc.	123,852	2,305
*	Dave & Buster's Entertainment Inc.	58,400	2,288
	Children's Place Inc.	28,230	2,255
	Bob Evans Farms Inc.	58,383	2,236
	Jack in the Box Inc.	22,332	2,142
	Callaway Golf Co.	180,071	2,091
^	Regal Entertainment Group Class A	94,426	2,054
	Cheesecake Factory Inc.	39,626	1,984
	DR Horton Inc.	64,243	1,940
	Sturm Ruger & Co. Inc.	32,683	1,888
*	American Axle & Manufacturing Holdings Inc.	105,596	1,818
	Bloomin' Brands Inc.	101,583	1,751
*	Strayer Education Inc.	36,663	1,711
	AMC Entertainment Holdings Inc.	53,777	1,672
*	Burlington Stores Inc.	19,873	1,610
*	NVR Inc.	934	1,532
	Cato Corp. Class A	42,500	1,398
	Papa John's International Inc.	17,694	1,395
*	Cooper-Standard Holding Inc.	13,190	1,303
	Interpublic Group of Cos. Inc.	54,244	1,212
*	Express Inc.	96,893	1,142
*	Denny's Corp.	106,600	1,140

*	Kona Grill Inc.	89,290	1,122
*	ZAGG Inc.	136,800	1,108
*	Genesco Inc.	20,000	1,089
*	Gentherm Inc.	34,300	1,078
*	Michaels Cos. Inc.	42,354	1,024
	Ruth's Hospitality Group Inc.	60,661	856
	Tupperware Brands Corp.	12,408	811
	GNC Holdings Inc. Class A	35,841	732
	Culp Inc.	23,700	706
	MCBC Holdings Inc.	56,969	649
	Red Rock Resorts Inc. Class A	25,900	611
*	Potbelly Corp.	46,043	572
*	Buffalo Wild Wings Inc.	4,000	563
*	Tile Shop Holdings Inc.	33,934	562
	Pier 1 Imports Inc.	128,210	544
*	Tenneco Inc.	9,164	534
*	Carrols Restaurant Group Inc.	39,756	525
	Ethan Allen Interiors Inc.	16,588	519
	New Media Investment Group Inc.	32,632	506
	Libbey Inc.	24,740	442
*	Tempur Sealy International Inc.	7,089	402
	Bassett Furniture Industries Inc.	14,400	335
*	Francesca's Holdings Corp.	20,690	319
*	Urban Outfitters Inc.	6,770	234
*	JAKKS Pacific Inc.	25,676	222
*	Hyatt Hotels Corp. Class A	4,300	212
*	Asbury Automotive Group Inc.	3,473	193
*	BJ's Restaurants Inc.	5,036	179
^,* Weight Watchers International Inc.		16,665	172
	Sotheby's	4,400	167
	La-Z-Boy Inc.	5,100	125
			192,958
Consumer Staples (1.4%)
	Ingredion Inc.	19,669	2,617
*	Herbalife Ltd.	34,138	2,116
	Dean Foods Co.	128,959	2,115
*	Post Holdings Inc.	22,566	1,741
	Fresh Del Monte Produce Inc.	28,455	1,704
	Ingles Markets Inc. Class A	38,400	1,518
^,* Amplify Snack Brands Inc.		88,924	1,441
	Casey's General Stores Inc.	11,162	1,341
*	SUPERVALU Inc.	155,500	776
^,* Freshpet Inc.		69,030	597
*	USANA Health Sciences Inc.	4,009	555
	Energizer Holdings Inc.	11,064	553
*	Performance Food Group Co.	13,816	343
*	Omega Protein Corp.	13,900	325
^	Natural Health Trends Corp.	11,100	314
*	Sprouts Farmers Market Inc.	13,867	286
	Avon Products Inc.	23,200	131
			18,473
Energy (1.2%)
*	Diamondback Energy Inc.	35,600	3,437
	Core Laboratories NV	27,000	3,033
	RigNet Inc.	195,391	2,954
*	Newfield Exploration Co.	60,309	2,621

	Dril-Quip Inc.	35,892	2,001
*	Southwestern Energy Co.	74,206	1,027
*	Sanchez Energy Corp.	71,540	632
^,* Enservco Corp.		784,600	455
*	Carrizo Oil & Gas Inc.	10,038	408
*	Renewable Energy Group Inc.	12,702	107
			16,675
Financials (7.5%)
^	LPL Financial Holdings Inc.	353,512	10,574
^,* LendingTree Inc.		96,840	9,385
	Financial Engines Inc.	212,812	6,323
	Opus Bank	155,369	5,495
	Bank of the Ozarks Inc.	128,345	4,928
^	WisdomTree Investments Inc.	443,393	4,563
	Bats Global Markets Inc.	147,981	4,459
	MarketAxess Holdings Inc.	26,000	4,305
*	Customers Bancorp Inc.	157,915	3,973
*	Safeguard Scientifics Inc.	303,173	3,929
	MSCI Inc. Class A	45,853	3,849
*	Affiliated Managers Group Inc.	25,300	3,661
*	Texas Capital Bancshares Inc.	58,800	3,229
*	PRA Group Inc.	80,465	2,779
	James River Group Holdings Ltd.	71,960	2,605
*	Pacific Premier Bancorp Inc.	87,200	2,307
*	INTL. FCStone Inc.	57,400	2,230
	Universal Insurance Holdings Inc.	85,854	2,164
*	Essent Group Ltd.	75,810	2,017
*	Walker & Dunlop Inc.	77,700	1,963
	Primerica Inc.	31,635	1,678
*	World Acceptance Corp.	33,330	1,635
*	FCB Financial Holdings Inc. Class A	41,400	1,591
^,* Credit Acceptance Corp.		7,674	1,543
	BGC Partners Inc. Class A	175,800	1,538
*	KCG Holdings Inc. Class A	89,375	1,388
^,* Trupanion Inc.		77,400	1,308
	Banc of California Inc.	65,749	1,148
	OM Asset Management plc	70,100	975
*	Harris & Harris Group Inc.	445,690	615
	Morningstar Inc.	5,467	433
	NorthStar Asset Management Group Inc.	28,023	362
*	BofI Holding Inc.	13,903	311
	Capital Bank Financial Corp.	7,600	244
*	Regional Management Corp.	9,200	199
	Lazard Ltd. Class A	4,471	163
	Federated Investors Inc. Class B	3,700	110
	GAIN Capital Holdings Inc.	14,900	92
*	Green Dot Corp. Class A	3,600	83
			100,154
Health Care (20.9%)
*	ABIOMED Inc.	106,172	13,652
*	INC Research Holdings Inc. Class A	237,027	10,567
*	Exact Sciences Corp.	454,343	8,437
^,* Zeltiq Aesthetics Inc.		198,554	7,787
*	Spectranetics Corp.	288,997	7,251
*	Evolent Health Inc. Class A	281,060	6,920
*	DexCom Inc.	70,506	6,181

*	Inogen Inc.	100,205	6,002
*	Align Technology Inc.	63,851	5,986
	Endologix Inc.	450,925	5,772
	Cooper Cos. Inc.	29,682	5,321
	Patterson Cos. Inc.	113,295	5,205
*	Cynosure Inc. Class A	97,460	4,965
*	Cepheid	93,867	4,946
	STERIS plc	64,228	4,695
*	NeoGenomics Inc.	569,671	4,683
*	Medidata Solutions Inc.	80,617	4,495
*	Hologic Inc.	115,079	4,469
*	Acadia Healthcare Co. Inc.	84,400	4,182
^,* Cempra Inc.		158,825	3,844
*	Nektar Therapeutics Class A	221,925	3,813
*	Cardiovascular Systems Inc.	153,420	3,642
*	Acceleron Pharma Inc.	99,750	3,610
	MEDNAX Inc.	54,186	3,590
	West Pharmaceutical Services Inc.	46,010	3,428
*	Supernus Pharmaceuticals Inc.	136,300	3,371
^	Novadaq Technologies Inc.	287,733	3,329
*	WellCare Health Plans Inc.	27,906	3,268
*	Ligand Pharmaceuticals Inc.	31,986	3,264
*	Quintiles IMS Holdings Inc.	40,033	3,245
	Neurocrine Biosciences Inc.	60,401	3,059
*	Ironwood Pharmaceuticals Inc. Class A	185,200	2,941
*	Bio-Rad Laboratories Inc. Class A	17,944	2,939
*	PAREXEL International Corp.	42,037	2,919
	Diplomat Pharmacy Inc.	103,929	2,911
*	Charles River Laboratories International Inc.	34,400	2,867
	Revance Therapeutics Inc.	171,720	2,784
*	Alkermes plc	58,100	2,732
	Alnylam Pharmaceuticals Inc.	40,150	2,721
	Atara Biotherapeutics Inc.	124,375	2,660
*	Masimo Corp.	43,759	2,603
	athenahealth Inc.	20,457	2,580
	DBV Technologies SA ADR	70,370	2,557
*	PRA Health Sciences Inc.	44,866	2,535
*	Prestige Brands Holdings Inc.	51,668	2,494
	Bluebird Bio Inc.	36,192	2,453
^	Juno Therapeutics Inc.	80,625	2,420
	Nevro Corp.	23,142	2,416
	Bruker Corp.	104,754	2,373
*	United Therapeutics Corp.	19,895	2,349
*	Pacira Pharmaceuticals Inc.	68,600	2,347
*	Mettler-Toledo International Inc.	5,491	2,305
*	Five Prime Therapeutics Inc.	42,649	2,239
	Insulet Corp.	54,221	2,220
*	Emergent BioSolutions Inc.	70,371	2,219
	Catalent Inc.	85,610	2,212
	Quidel Corp.	100,111	2,211
*	OraSure Technologies Inc.	271,925	2,167
*	Array BioPharma Inc.	319,500	2,157
*	Sage Therapeutics Inc.	44,478	2,048
	CONMED Corp.	50,653	2,029
*	BioTelemetry Inc.	107,354	1,994
*	ICU Medical Inc.	15,482	1,957
	OvaScience Inc.	262,356	1,878

*	IDEXX Laboratories Inc.	16,437	1,853
	Teleflex Inc.	10,542	1,772
	LeMaitre Vascular Inc.	86,849	1,723
*	Anika Therapeutics Inc.	34,952	1,672
*	FibroGen Inc.	74,246	1,537
*	Paratek Pharmaceuticals Inc.	116,870	1,520
*	Intersect ENT Inc.	91,222	1,445
	Chemed Corp.	10,167	1,434
*	Spectrum Pharmaceuticals Inc.	301,140	1,406
*	Enanta Pharmaceuticals Inc.	51,780	1,378
*	Amedisys Inc.	28,846	1,368
^,* AcelRx Pharmaceuticals Inc.		343,030	1,334
*	Akorn Inc.	47,500	1,295
*	Cutera Inc.	103,180	1,230
*	Vascular Solutions Inc.	21,686	1,046
*	BioCryst Pharmaceuticals Inc.	224,413	990
*	Rigel Pharmaceuticals Inc.	243,981	895
*	HMS Holdings Corp.	34,650	768
	Patheon NV	23,678	702
*	Cross Country Healthcare Inc.	59,174	697
*	VCA Inc.	9,853	690
*	Harvard Bioscience Inc.	247,440	673
*	ImmunoGen Inc.	246,960	662
*	Tenet Healthcare Corp.	28,606	648
*	Natus Medical Inc.	16,417	645
*	ARIAD Pharmaceuticals Inc.	41,249	565
^,* Esperion Therapeutics Inc.		37,950	526
	Phibro Animal Health Corp. Class A	19,032	517
^,* Rockwell Medical Inc.		61,781	414
*	NxStage Medical Inc.	14,539	363
*	Infinity Pharmaceuticals Inc.	226,677	354
*	Merrimack Pharmaceuticals Inc.	51,236	325
*	Vocera Communications Inc.	18,379	311
*	Exelixis Inc.	24,000	307
*	Veeva Systems Inc. Class A	6,934	286
*	Orthofix International NV	6,525	279
*	Acorda Therapeutics Inc.	11,579	242
*	Sorrento Therapeutics Inc.	30,555	236
	PerkinElmer Inc.	4,033	226
*	Tetraphase Pharmaceuticals Inc.	54,466	209
*	LHC Group Inc.	5,609	207
*	Vanda Pharmaceuticals Inc.	12,000	200
*	Applied Genetic Technologies Corp.	20,400	199
^,* Insys Therapeutics Inc.		16,710	197
*	Aratana Therapeutics Inc.	16,500	154
*	Myriad Genetics Inc.	7,349	151
^,* Reata Pharmaceuticals Inc. Class A		4,600	121
*	Depomed Inc.	4,800	120
*	SciClone Pharmaceuticals Inc.	10,600	109
*	Aptevo Therapeutics Inc.	35,185	90
*	Amphastar Pharmaceuticals Inc.	4,700	89
*	Lexicon Pharmaceuticals Inc.	4,200	76
*	CTI BioPharma Corp.	169,466	63
			279,535
Industrials (18.3%)
	Tennant Co.	180,580	11,702
	Clean Harbors Inc.	230,156	11,043

	Sensata Technologies Holding NV	248,729	9,646
*	TriNet Group Inc.	441,355	9,547
	CEB Inc.	163,451	8,903
	Heartland Express Inc.	456,945	8,627
*	Proto Labs Inc.	142,785	8,554
*	Hawaiian Holdings Inc.	174,063	8,459
	HEICO Corp. Class A	133,062	8,052
	Forward Air Corp.	159,098	6,883
	Wabtec Corp.	82,739	6,756
	Kirby Corp.	84,019	5,223
	MSC Industrial Direct Co. Inc. Class A	70,692	5,189
	Kennametal Inc.	171,081	4,965
*	Genesee & Wyoming Inc. Class A	67,843	4,678
*	Advisory Board Co.	103,877	4,647
	Albany International Corp.	108,232	4,587
	Douglas Dynamics Inc.	130,994	4,184
	Kaman Corp.	88,720	3,897
	AO Smith Corp.	38,827	3,836
*	WageWorks Inc.	58,740	3,578
	Woodward Inc.	57,188	3,573
*	RBC Bearings Inc.	45,180	3,455
*	United Rentals Inc.	43,396	3,406
	Ritchie Bros Auctioneers Inc.	96,678	3,390
	Huntington Ingalls Industries Inc.	22,081	3,388
	Apogee Enterprises Inc.	74,566	3,332
	John Bean Technologies Corp.	44,350	3,129
	BWX Technologies Inc.	76,751	2,945
*	TASER International Inc.	98,983	2,832
*	Spirit AeroSystems Holdings Inc. Class A	62,315	2,776
	Mobile Mini Inc.	86,220	2,604
*	Quanta Services Inc.	91,553	2,563
	Saia Inc.	85,027	2,547
*	Rush Enterprises Inc. Class A	101,460	2,484
	Insperity Inc.	33,994	2,469
	Insteel Industries Inc.	67,168	2,434
	Alaska Air Group Inc.	35,880	2,363
*	Wabash National Corp.	160,956	2,292
*	Meritor Inc.	203,112	2,261
	Greenbrier Cos. Inc.	63,917	2,256
	Quad/Graphics Inc.	84,329	2,253
	Global Brass & Copper Holdings Inc.	77,723	2,245
	Donaldson Co. Inc.	59,232	2,211
	General Cable Corp.	145,201	2,175
^,* Titan Machinery Inc.		203,750	2,119
	Herman Miller Inc.	73,675	2,107
	Brink's Co.	56,451	2,093
*	HD Supply Holdings Inc.	64,220	2,054
*	NCI Building Systems Inc.	139,547	2,036
*	Continental Building Products Inc.	86,250	1,810
	Kforce Inc.	88,239	1,808
*	American Woodmark Corp.	19,018	1,532
*	Ply Gem Holdings Inc.	101,660	1,358
*	Hudson Technologies Inc.	201,467	1,340
	Comfort Systems USA Inc.	43,422	1,273
*	MasTec Inc.	39,800	1,184
	Roadrunner Transportation Systems Inc.	144,350	1,152
*	Echo Global Logistics Inc.	45,600	1,052

^,* Kornit Digital Ltd.		110,600	1,037
	American Railcar Industries Inc.	21,902	908
	Brady Corp. Class A	25,108	869
*	Gibraltar Industries Inc.	23,361	868
	West Corp.	37,081	819
*	Spirit Airlines Inc.	19,200	817
*	Caesarstone Ltd.	20,600	777
*	Swift Transportation Co.	33,884	727
	RR Donnelley & Sons Co.	45,609	717
*	Trex Co. Inc.	11,491	675
	Universal Forest Products Inc.	6,469	637
*	JetBlue Airways Corp.	35,465	611
*	YRC Worldwide Inc.	48,093	592
	Dun & Bradstreet Corp.	4,256	581
*	Energy Recovery Inc.	35,083	561
	Supreme Industries Inc. Class A	24,767	478
	Knoll Inc.	15,477	354
	H&E Equipment Services Inc.	18,091	303
	B/E Aerospace Inc.	4,906	253
*	TriMas Corp.	13,366	249
	Kadant Inc.	4,580	239
	Barrett Business Services Inc.	4,100	203
	Actuant Corp. Class A	8,317	193
*	AECOM	6,293	187
*	Power Solutions International Inc.	14,745	151
	Kimball International Inc. Class B	7,200	93
*	Wesco Aircraft Holdings Inc.	6,200	83
	Toro Co.	1,700	80
	Griffon Corp.	4,348	74
			245,393
Information Technology (27.6%)
*	Cadence Design Systems Inc.	637,722	16,281
*	2U Inc.	371,933	14,241
*	Euronet Worldwide Inc.	132,529	10,845
*	Gigamon Inc.	185,319	10,155
	Fleetmatics Group plc	147,446	8,844
	CDW Corp.	184,335	8,430
*	CoStar Group Inc.	38,018	8,232
	Brooks Automation Inc.	589,353	8,021
*	SPS Commerce Inc.	97,003	7,121
	Trimble Inc.	247,173	7,059
	SS&C Technologies Holdings Inc.	184,759	5,940
*	Ultimate Software Group Inc.	27,912	5,705
	Barracuda Networks Inc.	211,009	5,377
	Gartner Inc.	60,224	5,327
*	Wix.com Ltd.	121,969	5,297
*	Infoblox Inc.	196,318	5,177
*	CEVA Inc.	141,900	4,976
	RealPage Inc.	192,638	4,951
*	Qualys Inc.	122,400	4,674
*	Proofpoint Inc.	61,886	4,632
	MAXIMUS Inc.	79,107	4,474
*	Perficient Inc.	220,900	4,451
*	Mellanox Technologies Ltd.	100,115	4,330
	ChannelAdvisor Corp.	333,168	4,308
*	Cimpress NV	41,564	4,205
	Descartes Systems Group Inc.	189,925	4,087

*	Aerohive Networks Inc.	661,885	4,031
*	Super Micro Computer Inc.	171,519	4,008
	Intersil Corp. Class A	180,700	3,963
	Teradyne Inc.	182,531	3,939
*	Inphi Corp.	88,746	3,861
*	Guidewire Software Inc.	59,756	3,584
	New Relic Inc.	90,920	3,484
	Broadridge Financial Solutions Inc.	50,933	3,453
^	Shutterstock Inc.	53,886	3,433
^	Stratasys Ltd.	139,558	3,362
*	Synchronoss Technologies Inc.	79,600	3,278
*	PROS Holdings Inc.	142,500	3,222
*	Finisar Corp.	106,100	3,162
*	Aspen Technology Inc.	66,741	3,123
*	Teradata Corp.	98,582	3,056
*	ShoreTel Inc.	378,984	3,032
*	InvenSense Inc.	403,800	2,996
*	NCR Corp.	92,579	2,980
*	BroadSoft Inc.	64,000	2,979
*	Rudolph Technologies Inc.	167,700	2,975
^,* Rapid7 Inc.		165,500	2,921
	Booz Allen Hamilton Holding Corp. Class A	91,442	2,890
*	Manhattan Associates Inc.	48,630	2,802
*	Advanced Micro Devices Inc.	402,237	2,779
	Science Applications International Corp.	39,137	2,715
	Travelport Worldwide Ltd.	175,502	2,638
*	Imperva Inc.	49,000	2,632
*	Cardtronics plc Class A	57,276	2,555
*	Callidus Software Inc.	135,900	2,494
*	Radware Ltd.	180,600	2,481
*	Silicon Laboratories Inc.	41,000	2,411
*	A10 Networks Inc.	224,225	2,397
	CSG Systems International Inc.	56,911	2,352
*	WNS Holdings Ltd. ADR	77,729	2,328
*	OSI Systems Inc.	35,550	2,324
*	GoDaddy Inc. Class A	66,860	2,309
*	Extreme Networks Inc.	513,611	2,306
	Hackett Group Inc.	135,491	2,238
	EarthLink Holdings Corp.	359,293	2,228
	Monolithic Power Systems Inc.	27,300	2,198
*	Digimarc Corp.	56,430	2,164
*	Virtusa Corp.	84,300	2,081
	DST Systems Inc.	17,573	2,072
*	Tyler Technologies Inc.	12,000	2,055
	Power Integrations Inc.	31,750	2,001
*	Red Hat Inc.	24,576	1,986
*	Microsemi Corp.	47,100	1,977
*	PTC Inc.	44,357	1,965
*	GTT Communications Inc.	82,906	1,951
*	IPG Photonics Corp.	22,600	1,861
*	MaxLinear Inc.	91,314	1,851
	Avnet Inc.	45,001	1,848
*	Zendesk Inc.	58,390	1,793
*	LivePerson Inc.	211,700	1,780
*	Sykes Enterprises Inc.	61,898	1,741
^,* Unisys Corp.		174,527	1,700
	TeleTech Holdings Inc.	58,264	1,689

^	Ebix Inc.	29,510	1,678
*	Ellie Mae Inc.	15,850	1,669
^	Leidos Holdings Inc.	38,450	1,664
*	Stamps.com Inc.	17,500	1,654
*	Pandora Media Inc.	110,450	1,583
*	Square Inc.	127,635	1,488
*	Shopify Inc. Class A	33,280	1,428
*	Ciena Corp.	64,041	1,396
*	Eastman Kodak Co.	91,893	1,378
*	Synaptics Inc.	21,556	1,263
*	Advanced Energy Industries Inc.	25,479	1,206
*	Paycom Software Inc.	23,530	1,180
*	MicroStrategy Inc. Class A	6,992	1,171
*	Nimble Storage Inc.	131,500	1,161
*	Cirrus Logic Inc.	19,965	1,061
*	Itron Inc.	18,830	1,050
	CSRA Inc.	38,644	1,040
*	EPAM Systems Inc.	12,719	882
*	Cray Inc.	36,401	857
*	Avid Technology Inc.	103,848	825
*	Five9 Inc.	52,133	817
*	Datalink Corp.	74,815	794
*	Bazaarvoice Inc.	127,769	755
*	NETGEAR Inc.	11,713	709
*	Angie's List Inc.	68,539	679
*	SecureWorks Corp. Class A	54,170	678
*	Jive Software Inc.	156,285	666
*	Paylocity Holding Corp.	14,847	660
*	PFSweb Inc.	73,268	654
*	Lumentum Holdings Inc.	14,446	603
	Tessera Technologies Inc.	15,400	592
*	Infinera Corp.	62,300	563
*	MINDBODY Inc. Class A	28,434	559
*	Impinj Inc.	14,900	558
	Monotype Imaging Holdings Inc.	23,730	525
*	Blackhawk Network Holdings Inc.	15,540	469
*	WebMD Health Corp.	8,007	398
*	Applied Micro Circuits Corp.	56,908	396
*	Brightcove Inc.	30,200	394
*	Xcerra Corp.	63,500	385
*	RingCentral Inc. Class A	15,815	374
*	NeoPhotonics Corp.	20,579	336
*	Liquidity Services Inc.	29,490	331
*	Apptio Inc. Class A	14,920	324
*	ePlus Inc.	3,417	323
*	Radisys Corp.	52,098	278
*	CyberArk Software Ltd.	5,300	263
*	ON Semiconductor Corp.	20,331	250
^,* Acacia Communications Inc.		2,250	232
*	Plexus Corp.	4,837	226
*	DHI Group Inc.	27,769	219
*	Zebra Technologies Corp.	2,827	197
*	Amkor Technology Inc.	19,800	192
*	Sonus Networks Inc.	22,645	176
*	EnerNOC Inc.	31,000	168
*	Exa Corp.	10,100	162
*	Interactive Intelligence Group Inc.	2,648	159

* Carbonite Inc.	10,100	155
* Nutanix Inc.	3,800	141
Pegasystems Inc.	4,200	124
Convergys Corp.	3,800	116
* Lattice Semiconductor Corp.	12,900	84
* Rosetta Stone Inc.	4,500	38
		369,930
Materials (2.3%)
Avery Dennison Corp.	44,591	3,469
Quaker Chemical Corp.	31,401	3,326
Worthington Industries Inc.	56,719	2,724
Trinseo SA	45,872	2,595
Rayonier Advanced Materials Inc.	185,509	2,480
* Crown Holdings Inc.	40,027	2,285
* Koppers Holdings Inc.	70,613	2,272
Steel Dynamics Inc.	90,428	2,260
* Coeur Mining Inc.	166,290	1,967
Huntsman Corp.	107,171	1,744
* GCP Applied Technologies Inc.	29,682	841
Chemours Co.	48,303	773
Graphic Packaging Holding Co.	50,304	704
American Vanguard Corp.	40,500	650
RPM International Inc.	8,830	474
Stepan Co.	6,408	466
* Ryerson Holding Corp.	31,190	352
Olympic Steel Inc.	15,366	340
* Louisiana-Pacific Corp.	16,278	306
Sealed Air Corp.	5,909	271
Packaging Corp. of America	2,733	222
* US Concrete Inc.	4,671	215
* Real Industry Inc.	13,300	81
Kaiser Aluminum Corp.	586	51
		30,868
Other (1.0%)
2 Vanguard Small-Cap Growth ETF	104,300	13,745
* NuPathe Inc. CVR	345,900	207
* Prosensa Holding NV CVR Exp. 02/15/2017	189,490	188
		14,140
Real Estate (2.4%)
QTS Realty Trust Inc. Class A	80,580	4,259
National Storage Affiliates Trust	192,830	4,038
DuPont Fabros Technology Inc.	64,054	2,642
Omega Healthcare Investors Inc.	73,088	2,591
Ryman Hospitality Properties Inc.	50,143	2,415
Senior Housing Properties Trust	99,589	2,262
Gaming and Leisure Properties Inc.	67,211	2,248
Washington Prime Group Inc.	177,910	2,202
Sabra Health Care REIT Inc.	86,979	2,190
STAG Industrial Inc.	78,370	1,921
Care Capital Properties Inc.	59,973	1,709
Chesapeake Lodging Trust	28,499	653
Outfront Media Inc.	27,337	646
Medical Properties Trust Inc.	29,500	436
Hersha Hospitality Trust Class A	16,800	303
* Forestar Group Inc.	23,300	273
Potlatch Corp.	7,000	272

Universal Health Realty Income Trust			4,300	271
Pennsylvania REIT			8,847	204
GEO Group Inc.			7,391	176
CoreSite Realty Corp.			1,476	109
				31,820
Telecommunication Services (0.9%)
* Vonage Holdings Corp.			744,100	4,919
Cogent Communications Holdings Inc.			106,068	3,904
* Cincinnati Bell Inc.			239,400	977
* FairPoint Communications Inc.			51,761	778
Windstream Holdings Inc.			61,864	622
Inteliquent Inc.			34,700	560
* General Communication Inc. Class A			8,900	122
				11,882
Utilities (0.2%)
Southwest Gas Corp.			24,676	1,724
Spark Energy Inc. Class A			13,220	385
Middlesex Water Co.			8,126	286
				2,395
Total Common Stocks (Cost $1,183,182)				1,314,223

	Coupon
Temporary Cash Investments (4.2%)1
Money Market Fund (4.1%)
3,4 Vanguard Market Liquidity Fund	0.640%		545,782	54,584

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6 Federal Home Loan Bank Discount Notes	0.365%	10/5/16	1,000	1,000
United States Treasury Bill	0.291%	12/22/16	100	100
				1,100
Total Temporary Cash Investments (Cost $55,686)				55,684
Total Investments (102.3%) (Cost $1,238,868)				1,369,907
Other Assets and Liabilities-Net (-2.3%)4,6				(30,446)
Net Assets (100%)				1,339,461

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,965,000.

* Non-income-producing security.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.5% and 3.8%, respectively, of net assets.

2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $22,580,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $500,000 and cash of $583,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt. CVR—Contingent Value Rights. REIT—Real Estate Investment Trust.

Vanguard Small Company Growth Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,313,828	—	395
Temporary Cash Investments	54,584	1,100	—
Futures Contracts—Assets[1]	153	—	—
Futures Contracts—Liabilities[1]	(59)	—	—
Total	1,368,506	1,100	395
1 Represents variation margin on the last day of the reporting period.

Vanguard Small Company Growth Portfolio

D. At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	28	3,495	83
E-mini S&P 500 Index	December 2016	10	1,080	12
				95

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At September 30, 2016, the cost of investment securities for tax purposes was $1,238,894,000. Net unrealized appreciation of investment securities for tax purposes was $131,013,000, consisting of unrealized gains of $210,147,000 on securities that had risen in value since their purchase and $79,134,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (28.1%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,573,256	54,010
Vanguard Extended Market Index Fund Investor Shares	173,193	11,997
		66,007
International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	1,872,652	28,352

U.S. Bond Fund (47.9%)
Vanguard Variable Insurance Fund – Total Bond Market Index Portfolio	9,270,052	112,724

International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Investor Shares	2,527,990	28,237
Total Investment Companies (Cost $228,391)		235,320
Other Assets and Liabilities-Net (0.0%)		(50)
Net Assets (100%)		235,270

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2016, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2016, the cost of investment securities for tax purposes was $228,391,000. Net unrealized appreciation of investment securities for tax purposes was $6,929,000, consisting of unrealized gains of $7,802,000 on securities that had risen in value since their purchase and $873,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Vanguard Conservative Allocation Portfolio

				Current Period Transactions
	Dec. 31,		Proceeds			Sept. 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market
Index Fund	10,346	1,246	665	98	—	11,997
Vanguard Total International
Bond Index Fund	23,949	3,352	500	229	—	28,237
Vanguard Total International
Stock Index Fund	23,874	5,779	2,837	550	—	28,352
Vanguard Variable Insurance
Fund – Equity Index Portfolio	45,136	11,119	4,421	1,121	916	54,010
Vanguard Variable Insurance
Fund-Total Bond Market
Index Portfolio	95,808	22,346	8,650	2,324	277	112,724
Total	199,113	43,842	17,073	4,322	1,193	235,320

1	Includes net realized gain (loss) on affiliated investment securities sold of $1,528,000.

Vanguard Equity Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	90,502	75,778
	Comcast Corp. Class A	552,808	36,673
	Home Depot Inc.	284,111	36,559
	Walt Disney Co.	340,235	31,594
	McDonald's Corp.	196,291	22,644
	Starbucks Corp.	337,102	18,251
*	Priceline Group Inc.	11,429	16,818
	NIKE Inc. Class B	310,378	16,341
	Lowe's Cos. Inc.	200,801	14,500
	Time Warner Inc.	178,951	14,246
*	Charter Communications Inc. Class A	49,704	13,419
	TJX Cos. Inc.	151,525	11,331
	Ford Motor Co.	898,081	10,840
	General Motors Co.	327,127	10,393
*	Netflix Inc.	98,241	9,682
	Target Corp.	132,204	9,080
	Yum! Brands Inc.	85,145	7,732
*	O'Reilly Automotive Inc.	21,837	6,117
	Twenty-First Century Fox Inc. Class A	244,771	5,928
	Ross Stores Inc.	90,852	5,842
	Newell Brands Inc.	110,535	5,821
*	AutoZone Inc.	6,723	5,166
	CBS Corp. Class B	93,581	5,123
	Marriott International Inc. Class A	73,521	4,950
	Carnival Corp.	100,225	4,893
	Omnicom Group Inc.	54,615	4,642
	Delphi Automotive plc	62,419	4,452
	VF Corp.	76,240	4,273
*	Dollar Tree Inc.	53,987	4,261
	Dollar General Corp.	59,588	4,171
	L Brands Inc.	55,189	3,906
	Genuine Parts Co.	34,318	3,447
	Expedia Inc.	27,817	3,247
*	Ulta Salon Cosmetics & Fragrance Inc.	13,483	3,209
	Viacom Inc. Class B	79,226	3,019
*	Mohawk Industries Inc.	14,548	2,915
	Royal Caribbean Cruises Ltd.	38,292	2,870
*	Chipotle Mexican Grill Inc. Class A	6,676	2,827
	Whirlpool Corp.	17,415	2,824
	Twenty-First Century Fox Inc.	112,157	2,775
	Macy's Inc.	70,823	2,624
	Advance Auto Parts Inc.	16,876	2,517
*	LKQ Corp.	70,318	2,493
	Best Buy Co. Inc.	63,491	2,424
*	CarMax Inc.	44,387	2,368
	Mattel Inc.	78,058	2,364
	DR Horton Inc.	78,027	2,356
	Coach Inc.	63,561	2,324

	Hanesbrands Inc.	86,335	2,180
	Harley-Davidson Inc.	41,236	2,169
	Foot Locker Inc.	31,278	2,118
	Interpublic Group of Cos. Inc.	92,367	2,064
	Tractor Supply Co.	30,546	2,057
	Hasbro Inc.	25,790	2,046
	PVH Corp.	18,505	2,045
	Goodyear Tire & Rubber Co.	61,284	1,979
	Kohl's Corp.	42,071	1,841
	Lennar Corp. Class A	43,245	1,831
	Tiffany & Co.	25,107	1,824
	Wynn Resorts Ltd.	18,555	1,808
*	Michael Kors Holdings Ltd.	38,259	1,790
	Darden Restaurants Inc.	29,049	1,781
	Wyndham Worldwide Corp.	25,676	1,729
*	TripAdvisor Inc.	26,117	1,650
*,^ Under Armour Inc. Class A		42,067	1,627
	BorgWarner Inc.	46,250	1,627
	News Corp. Class A	115,223	1,611
	Bed Bath & Beyond Inc.	35,408	1,526
	PulteGroup Inc.	72,625	1,455
*	Under Armour Inc.	42,452	1,437
	Leggett & Platt Inc.	30,844	1,406
	Scripps Networks Interactive Inc. Class A	21,871	1,389
	Nordstrom Inc.	26,646	1,382
	Harman International Industries Inc.	16,152	1,364
*	Discovery Communications Inc.	51,318	1,350
	Ralph Lauren Corp. Class A	13,232	1,338
	Signet Jewelers Ltd.	17,820	1,328
	Garmin Ltd.	27,115	1,304
	Staples Inc.	147,351	1,260
	H&R Block Inc.	51,318	1,188
	Gap Inc.	52,009	1,157
	TEGNA Inc.	49,632	1,085
*	Discovery Communications Inc. Class A	34,818	937
*	AutoNation Inc.	15,181	739
*	Urban Outfitters Inc.	19,709	680
			530,131
Consumer Staples (9.9%)
^	Procter & Gamble Co.	614,224	55,127
	Coca-Cola Co.	893,387	37,808
	PepsiCo Inc.	331,000	36,003
	Philip Morris International Inc.	357,100	34,717
	Altria Group Inc.	449,675	28,433
	Wal-Mart Stores Inc.	348,329	25,121
	CVS Health Corp.	245,361	21,835
	Walgreens Boots Alliance Inc.	196,435	15,837
	Mondelez International Inc. Class A	357,455	15,692
	Costco Wholesale Corp.	100,872	15,384
	Colgate-Palmolive Co.	204,472	15,160
	Kraft Heinz Co.	137,120	12,274
	Kimberly-Clark Corp.	82,512	10,408
	Reynolds American Inc.	189,556	8,938
	General Mills Inc.	137,414	8,778
	Constellation Brands Inc. Class A	40,505	6,744

Kroger Co.	218,338	6,480
Sysco Corp.	117,008	5,735
Archer-Daniels-Midland Co.	134,912	5,689
Tyson Foods Inc. Class A	68,732	5,132
Molson Coors Brewing Co. Class B	42,160	4,629
* Monster Beverage Corp.	31,022	4,554
ConAgra Foods Inc.	95,871	4,516
Estee Lauder Cos. Inc. Class A	50,868	4,505
Kellogg Co.	57,818	4,479
Dr Pepper Snapple Group Inc.	42,542	3,884
JM Smucker Co.	27,395	3,713
Clorox Co.	29,587	3,704
Mead Johnson Nutrition Co.	42,681	3,372
Hershey Co.	32,090	3,068
Church & Dwight Co. Inc.	58,588	2,808
McCormick & Co. Inc./MD	26,465	2,644
Campbell Soup Co.	44,816	2,451
Hormel Foods Corp.	61,920	2,349
Whole Foods Market Inc.	73,640	2,088
Brown-Forman Corp. Class B	41,950	1,990
		426,049
Energy (7.2%)
Exxon Mobil Corp.	953,827	83,250
Chevron Corp.	433,861	44,653
Schlumberger Ltd.	320,075	25,171
Occidental Petroleum Corp.	175,845	12,823
ConocoPhillips	285,087	12,393
EOG Resources Inc.	126,782	12,261
Kinder Morgan Inc.	441,884	10,221
Halliburton Co.	198,170	8,894
Phillips 66	102,240	8,235
Anadarko Petroleum Corp.	125,109	7,927
Pioneer Natural Resources Co.	39,047	7,249
Spectra Energy Corp.	161,433	6,901
Valero Energy Corp.	106,135	5,625
Apache Corp.	86,489	5,524
Devon Energy Corp.	119,723	5,281
Baker Hughes Inc.	97,885	4,940
Marathon Petroleum Corp.	121,104	4,916
Williams Cos. Inc.	156,131	4,798
* Concho Resources Inc.	32,718	4,494
Noble Energy Inc.	97,986	3,502
Hess Corp.	62,043	3,327
National Oilwell Varco Inc.	86,222	3,168
Marathon Oil Corp.	193,683	3,062
Cimarex Energy Co.	21,806	2,930
EQT Corp.	39,557	2,873
Cabot Oil & Gas Corp.	106,324	2,743
ONEOK Inc.	48,112	2,472
Tesoro Corp.	27,463	2,185
* Newfield Exploration Co.	45,038	1,957
Range Resources Corp.	43,281	1,677
Helmerich & Payne Inc.	24,728	1,664
* Southwestern Energy Co.	113,575	1,572
* FMC Technologies Inc.	51,810	1,537

Murphy Oil Corp.	36,637	1,114
* Chesapeake Energy Corp.	146,943	921
* Transocean Ltd.	77,558	827
Diamond Offshore Drilling Inc.	3,742	66
		313,153
Financials (12.7%)
* Berkshire Hathaway Inc. Class B	405,263	58,548
JPMorgan Chase & Co.	830,732	55,318
Wells Fargo & Co.	1,044,360	46,244
Bank of America Corp.	2,346,746	36,727
Citigroup Inc.	667,927	31,546
US Bancorp	369,582	15,851
Goldman Sachs Group Inc.	86,766	13,993
American International Group Inc.	233,560	13,859
Chubb Ltd.	106,832	13,423
American Express Co.	178,490	11,431
MetLife Inc.	251,868	11,191
Morgan Stanley	338,716	10,859
PNC Financial Services Group Inc.	112,996	10,180
BlackRock Inc.	28,068	10,174
Bank of New York Mellon Corp.	246,868	9,845
Charles Schwab Corp.	275,761	8,706
Capital One Financial Corp.	116,428	8,363
Prudential Financial Inc.	100,465	8,203
CME Group Inc.	77,735	8,125
Marsh & McLennan Cos. Inc.	119,571	8,041
S&P Global Inc.	60,545	7,663
Travelers Cos. Inc.	66,251	7,589
Intercontinental Exchange Inc.	27,295	7,352
BB&T Corp.	188,290	7,102
Aon plc	60,586	6,815
Aflac Inc.	93,764	6,739
Allstate Corp.	85,584	5,921
State Street Corp.	84,300	5,870
Discover Financial Services	92,343	5,222
Synchrony Financial	182,239	5,103
SunTrust Banks Inc.	114,531	5,016
* Berkshire Hathaway Inc. Class A	21	4,541
M&T Bank Corp.	36,359	4,221
Progressive Corp.	133,279	4,198
Moody's Corp.	38,640	4,184
Willis Towers Watson plc	29,831	3,961
Hartford Financial Services Group Inc.	88,764	3,801
T. Rowe Price Group Inc.	56,739	3,773
Ameriprise Financial Inc.	37,127	3,704
Fifth Third Bancorp	175,414	3,589
Northern Trust Corp.	49,047	3,335
Principal Financial Group Inc.	61,664	3,176
KeyCorp	247,782	3,016
Citizens Financial Group Inc.	121,215	2,995
Invesco Ltd.	95,354	2,982
Franklin Resources Inc.	80,824	2,875
Regions Financial Corp.	289,453	2,857
Loews Corp.	63,627	2,618
Cincinnati Financial Corp.	34,015	2,565

Lincoln National Corp.	53,550	2,516
Huntington Bancshares Inc.	248,645	2,452
XL Group Ltd.	63,243	2,127
Arthur J Gallagher & Co.	40,874	2,079
Unum Group	54,823	1,936
Comerica Inc.	40,328	1,908
* E*TRADE Financial Corp.	64,051	1,865
* Affiliated Managers Group Inc.	12,408	1,795
Nasdaq Inc.	26,317	1,777
Torchmark Corp.	25,634	1,638
Zions Bancorporation	46,895	1,455
Leucadia National Corp.	76,014	1,447
Assurant Inc.	14,187	1,309
People's United Financial Inc.	71,626	1,133
Navient Corp.	74,935	1,084
Legg Mason Inc.	21,224	711
		550,642
Health Care (14.6%)
Johnson & Johnson	629,250	74,333
Pfizer Inc.	1,395,070	47,251
Merck & Co. Inc.	635,961	39,690
UnitedHealth Group Inc.	219,200	30,688
Amgen Inc.	172,146	28,716
Medtronic plc	317,947	27,471
Gilead Sciences Inc.	303,638	24,024
AbbVie Inc.	374,774	23,637
* Allergan plc	91,119	20,986
Bristol-Myers Squibb Co.	384,096	20,710
* Celgene Corp.	178,080	18,615
Eli Lilly & Co.	223,209	17,915
* Biogen Inc.	50,338	15,757
Thermo Fisher Scientific Inc.	90,739	14,433
Abbott Laboratories	338,330	14,308
Danaher Corp.	139,892	10,966
* Express Scripts Holding Co.	145,010	10,227
Aetna Inc.	80,486	9,292
Becton Dickinson and Co.	49,047	8,815
McKesson Corp.	51,974	8,667
Stryker Corp.	71,488	8,322
Cigna Corp.	58,809	7,664
Anthem Inc.	60,158	7,538
* Boston Scientific Corp.	313,162	7,453
* Regeneron Pharmaceuticals Inc.	17,363	6,980
* Intuitive Surgical Inc.	8,822	6,394
* Alexion Pharmaceuticals Inc.	51,403	6,299
* Illumina Inc.	33,662	6,115
Humana Inc.	34,144	6,040
Zimmer Biomet Holdings Inc.	46,115	5,996
Zoetis Inc.	113,971	5,928
* Edwards Lifesciences Corp.	49,022	5,910
Cardinal Health Inc.	73,269	5,693
Baxter International Inc.	112,593	5,359
St. Jude Medical Inc.	64,979	5,183
* HCA Holdings Inc.	67,880	5,134
* Vertex Pharmaceuticals Inc.	56,585	4,935

* Cerner Corp.	68,776	4,247
* Mylan NV	105,932	4,038
CR Bard Inc.	16,794	3,767
Agilent Technologies Inc.	75,031	3,533
AmerisourceBergen Corp. Class A	42,106	3,401
* Laboratory Corp. of America Holdings	23,478	3,228
Dentsply Sirona Inc.	53,604	3,186
* Henry Schein Inc.	18,750	3,056
Perrigo Co. plc	32,754	3,024
* Waters Corp.	18,607	2,949
Quest Diagnostics Inc.	32,380	2,740
* Centene Corp.	39,003	2,612
* Mettler-Toledo International Inc.	6,128	2,573
Universal Health Services Inc. Class B	20,552	2,532
* Hologic Inc.	63,869	2,480
* DaVita Inc.	37,404	2,471
* Varian Medical Systems Inc.	21,872	2,177
Cooper Cos. Inc.	11,207	2,009
* Mallinckrodt plc	25,161	1,756
PerkinElmer Inc.	24,856	1,395
* Endo International plc	46,512	937
Patterson Cos. Inc.	19,000	873
		632,428
Industrials (9.9%)
General Electric Co.	2,061,042	61,048
3M Co.	139,037	24,502
Honeywell International Inc.	174,523	20,348
Union Pacific Corp.	191,366	18,664
United Technologies Corp.	178,838	18,170
Boeing Co.	133,456	17,581
United Parcel Service Inc. Class B	158,795	17,366
Lockheed Martin Corp.	57,976	13,898
Caterpillar Inc.	133,933	11,889
General Dynamics Corp.	65,932	10,230
* Johnson Controls International plc	217,232	10,108
FedEx Corp.	56,155	9,809
Raytheon Co.	68,110	9,272
Illinois Tool Works Inc.	73,510	8,809
Northrop Grumman Corp.	41,087	8,791
Emerson Electric Co.	147,510	8,041
Eaton Corp. plc	105,077	6,905
Delta Air Lines Inc.	172,332	6,783
CSX Corp.	219,349	6,690
Norfolk Southern Corp.	67,661	6,567
Waste Management Inc.	93,635	5,970
Deere & Co.	66,491	5,675
Southwest Airlines Co.	141,989	5,522
PACCAR Inc.	80,130	4,710
Cummins Inc.	35,684	4,573
American Airlines Group Inc.	121,208	4,437
Stanley Black & Decker Inc.	34,527	4,246
Roper Technologies Inc.	23,157	4,225
Nielsen Holdings plc	77,245	4,138
Ingersoll-Rand plc	58,879	4,000
Parker-Hannifin Corp.	30,812	3,868

Equifax Inc.	27,320	3,677
Rockwell Automation Inc.	29,856	3,653
* United Continental Holdings Inc.	67,505	3,542
Fortive Corp.	68,646	3,494
* TransDigm Group Inc.	11,518	3,330
* Verisk Analytics Inc. Class A	36,172	2,940
WW Grainger Inc.	12,930	2,907
Fastenal Co.	66,068	2,760
Republic Services Inc. Class A	54,402	2,745
Acuity Brands Inc.	10,018	2,651
L-3 Communications Holdings Inc.	17,581	2,650
Dover Corp.	35,654	2,626
Masco Corp.	76,455	2,623
AMETEK Inc.	53,604	2,561
Rockwell Collins Inc.	29,761	2,510
Pentair plc	38,274	2,459
Textron Inc.	61,590	2,448
Kansas City Southern	24,857	2,320
CH Robinson Worldwide Inc.	32,782	2,310
Cintas Corp.	19,950	2,246
Xylem Inc./NY	41,248	2,163
Expeditors International of Washington Inc.	41,858	2,157
Fortune Brands Home & Security Inc.	35,133	2,041
Snap-on Inc.	13,336	2,027
Alaska Air Group Inc.	28,414	1,871
JB Hunt Transport Services Inc.	20,280	1,645
Fluor Corp.	31,976	1,641
* United Rentals Inc.	20,158	1,582
* Stericycle Inc.	19,312	1,548
Allegion plc	21,993	1,516
* Jacobs Engineering Group Inc.	27,772	1,436
Flowserve Corp.	29,644	1,430
Robert Half International Inc.	30,339	1,149
Dun & Bradstreet Corp.	8,367	1,143
* Quanta Services Inc.	34,894	977
Ryder System Inc.	12,283	810
Pitney Bowes Inc.	43,058	782
Versum Materials Inc.		—
		429,205
Information Technology (21.2%)
Apple Inc.	1,239,359	140,110
Microsoft Corp.	1,792,344	103,239
* Facebook Inc. Class A	534,288	68,533
* Alphabet Inc. Class A	67,812	54,525
* Alphabet Inc. Class C	67,971	52,833
Intel Corp.	1,088,089	41,075
Cisco Systems Inc.	1,157,543	36,717
Visa Inc. Class A	434,058	35,897
International Business Machines Corp.	199,952	31,762
Oracle Corp.	692,577	27,204
QUALCOMM Inc.	339,163	23,233
Mastercard Inc.	220,650	22,456
Accenture plc Class A	142,865	17,454
Texas Instruments Inc.	229,969	16,139
Broadcom Ltd.	91,024	15,703

* Adobe Systems Inc.	114,679	12,447
* PayPal Holdings Inc.	258,374	10,586
* salesforce.com Inc.	148,220	10,573
Automatic Data Processing Inc.	105,033	9,264
* Yahoo! Inc.	201,579	8,688
Hewlett Packard Enterprise Co.	380,840	8,664
NVIDIA Corp.	123,206	8,442
* eBay Inc.	242,474	7,977
Applied Materials Inc.	249,904	7,535
Activision Blizzard Inc.	157,015	6,956
* Cognizant Technology Solutions Corp. Class A	138,944	6,629
Intuit Inc.	56,359	6,200
HP Inc.	392,640	6,098
* Electronic Arts Inc.	69,060	5,898
Fidelity National Information Services Inc.	75,474	5,814
Corning Inc.	238,588	5,643
TE Connectivity Ltd.	81,779	5,265
* Fiserv Inc.	50,930	5,066
Amphenol Corp. Class A	70,400	4,570
Analog Devices Inc.	70,303	4,531
Paychex Inc.	73,299	4,242
* Micron Technology Inc.	236,999	4,214
Western Digital Corp.	65,498	3,830
Symantec Corp.	139,952	3,513
Lam Research Corp.	36,525	3,459
* Red Hat Inc.	41,568	3,360
Skyworks Solutions Inc.	43,487	3,311
* Autodesk Inc.	44,871	3,246
Linear Technology Corp.	54,697	3,243
Xilinx Inc.	58,076	3,156
Microchip Technology Inc.	49,107	3,051
* Citrix Systems Inc.	35,496	3,025
Motorola Solutions Inc.	38,423	2,931
* Alliance Data Systems Corp.	13,469	2,889
Global Payments Inc.	35,305	2,710
Seagate Technology plc	68,550	2,643
Harris Corp.	28,559	2,616
KLA-Tencor Corp.	35,793	2,495
CA Inc.	72,347	2,393
Western Union Co.	112,099	2,334
NetApp Inc.	64,073	2,295
* Akamai Technologies Inc.	40,152	2,128
Juniper Networks Inc.	88,171	2,121
Xerox Corp.	195,844	1,984
* F5 Networks Inc.	15,406	1,920
Total System Services Inc.	38,648	1,822
* VeriSign Inc.	21,950	1,717
* Qorvo Inc.	29,249	1,630
FLIR Systems Inc.	31,863	1,001
* Teradata Corp.	30,008	930
CSRA Inc.	33,514	902
* First Solar Inc.	17,525	692
* Dell Technologies Inc - VMware Inc	205	10
		915,539

Materials (2.9%)
EI du Pont de Nemours & Co.	200,812	13,448
Dow Chemical Co.	259,348	13,442
Monsanto Co.	100,780	10,300
Praxair Inc.	65,534	7,919
Air Products & Chemicals Inc.	49,835	7,492
Ecolab Inc.	60,375	7,349
LyondellBasell Industries NV Class A	78,396	6,323
PPG Industries Inc.	60,846	6,289
Sherwin-Williams Co.	18,473	5,111
Newmont Mining Corp.	121,281	4,765
International Paper Co.	94,006	4,510
Nucor Corp.	72,660	3,593
Vulcan Materials Co.	30,577	3,478
Ball Corp.	39,772	3,259
Freeport-McMoRan Inc.	281,190	3,054
Alcoa Inc.	300,779	3,050
WestRock Co.	57,640	2,794
International Flavors & Fragrances Inc.	18,342	2,622
Martin Marietta Materials Inc.	14,524	2,601
Eastman Chemical Co.	34,106	2,308
Albemarle Corp.	25,840	2,209
Sealed Air Corp.	45,196	2,071
Mosaic Co.	80,143	1,960
Avery Dennison Corp.	20,528	1,597
FMC Corp.	30,794	1,489
CF Industries Holdings Inc.	53,465	1,302
* Owens-Illinois Inc.	37,169	684
		125,019
Real Estate (3.0%)
Simon Property Group Inc.	72,198	14,946
American Tower Corporation	97,940	11,100
Public Storage	34,319	7,658
Crown Castle International Corp.	77,329	7,285
Prologis Inc.	120,121	6,431
Welltower Inc.	81,631	6,104
Equinix Inc.	16,364	5,895
Ventas Inc.	80,497	5,685
AvalonBay Communities Inc.	31,420	5,588
Weyerhaeuser Co.	171,525	5,478
Equity Residential	83,904	5,398
Boston Properties Inc.	35,187	4,796
HCP Inc.	106,731	4,050
Vornado Realty Trust	39,494	3,997
Realty Income Corp.	58,909	3,943
General Growth Properties Inc.	133,182	3,676
Essex Property Trust Inc.	14,987	3,338
Digital Realty Trust Inc.	33,641	3,267
Kimco Realty Corp.	95,922	2,777
Host Hotels & Resorts Inc.	171,018	2,663
Federal Realty Investment Trust	16,298	2,509
SL Green Realty Corp.	22,954	2,481
Extra Space Storage Inc.	28,682	2,278
Macerich Co.	27,677	2,238
UDR Inc.	61,378	2,209

Iron Mountain Inc.	56,369	2,115
*	CBRE Group Inc. Class A	68,816	1,925
Apartment Investment & Management Co.	36,133	1,659
131,489
Telecommunication Services (2.6%)
AT&T Inc.	1,415,126	57,468
Verizon Communications Inc.	937,608	48,737
CenturyLink Inc.	124,774	3,423
*	Level 3 Communications Inc.	66,265	3,073
Frontier Communications Corp.	270,802	1,127
113,828
Utilities (3.3%)
NextEra Energy Inc.	107,489	13,148
Duke Energy Corp.	157,712	12,623
Southern Co.	225,292	11,557
Dominion Resources Inc.	144,068	10,700
American Electric Power Co. Inc.	112,663	7,234
Exelon Corp.	211,323	7,035
PG&E Corp.	114,725	7,018
Sempra Energy	57,511	6,165
Edison International	74,613	5,391
PPL Corp.	155,369	5,371
Consolidated Edison Inc.	69,667	5,246
Public Service Enterprise Group Inc.	116,187	4,865
Xcel Energy Inc.	116,140	4,778
WEC Energy Group Inc.	72,202	4,323
Eversource Energy	72,634	3,935
DTE Energy Co.	41,148	3,854
FirstEnergy Corp.	97,102	3,212
Entergy Corp.	40,893	3,138
American Water Works Co. Inc.	40,685	3,045
Ameren Corp.	55,511	2,730
CMS Energy Corp.	63,960	2,687
SCANA Corp.	32,751	2,370
CenterPoint Energy Inc.	98,389	2,286
Alliant Energy Corp.	52,153	1,998
AES Corp.	151,170	1,943
Pinnacle West Capital Corp.	25,557	1,942
NiSource Inc.	74,051	1,785
NRG Energy Inc.	71,474	801
141,180
Total Common Stocks (Cost $3,217,073)	4,308,663
Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	0.640%	158,014	15,803

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.318%	12/1/16	700	700

4 United States Treasury Bill	0.291%	12/22/16	200	200
				900
Total Temporary Cash Investments (Cost $16,703)				16,703
Total Investments (100.0%) (Cost $3,233,776)				4,325,366
Other Assets and Liabilities-Net (0.0%)3				(2,002)
Net Assets (100%)				4,323,364

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,787,000.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $3,808,000 of collateral received for securities on loan.
4	Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,308,663	—	—
Temporary Cash Investments	15,803	900	—
Futures Contracts—Assets[1]	84	—	—
Total	4,324,550	900	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

			Aggregate	Unrealized
		Number of Long)	Settlement Value	Appreciation
Futures Contracts	Expiration	(Short Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	141	15,231	98

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $3,233,776,000. Net unrealized appreciation of investment securities for tax purposes was $1,091,590,000, consisting of unrealized gains of $1,314,799,000 on securities that had risen in value since their purchase and $223,209,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Mid-Cap Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (4.3%)
	Newmont Mining Corp.	238,112	9,355
	Alcoa Inc.	590,308	5,986
	Freeport-McMoRan Inc.	536,473	5,826
	International Flavors & Fragrances Inc.	35,633	5,095
	Celanese Corp. Class A	65,041	4,329
	Albemarle Corp.	50,514	4,319
	Eastman Chemical Co.	59,711	4,041
	Mosaic Co.	157,249	3,846
*	Ashland Global Holdings Inc.	27,714	3,213
	Avery Dennison Corp.	39,812	3,097
	FMC Corp.	59,812	2,891
*	Axalta Coating Systems Ltd.	95,999	2,714
	CF Industries Holdings Inc.	104,230	2,538
	WR Grace & Co.	31,516	2,326
	Reliance Steel & Aluminum Co.	30,956	2,230
	Westlake Chemical Corp.	17,402	931
			62,737
Consumer Goods (13.7%)
	Newell Brands Inc.	216,431	11,397
*	Electronic Arts Inc.	128,302	10,957
	ConAgra Foods Inc.	197,235	9,292
	Molson Coors Brewing Co. Class B	78,374	8,605
	Dr Pepper Snapple Group Inc.	82,998	7,579
	Clorox Co.	58,097	7,273
	JM Smucker Co.	50,805	6,886
	Genuine Parts Co.	63,551	6,384
*	Mohawk Industries Inc.	28,287	5,667
	Church & Dwight Co. Inc.	115,652	5,542
	Whirlpool Corp.	33,937	5,503
	McCormick & Co. Inc./MD	51,492	5,145
	Tyson Foods Inc. Class A	66,806	4,988
	DR Horton Inc.	158,732	4,794
*	LKQ Corp.	131,029	4,646
	Mattel Inc.	152,885	4,629
	Coach Inc.	125,239	4,579
	Hormel Foods Corp.	118,408	4,491
	Delphi Automotive plc	61,010	4,351
*	WhiteWave Foods Co. Class A	79,527	4,329
	Hanesbrands Inc.	169,615	4,283
	Harley-Davidson Inc.	80,310	4,223
	Hasbro Inc.	50,669	4,020
	PVH Corp.	36,247	4,005
	Snap-on Inc.	26,121	3,969
	Lear Corp.	32,131	3,895
	Bunge Ltd.	62,319	3,691
	Lennar Corp. Class A	81,287	3,442
*	Michael Kors Holdings Ltd.	72,155	3,376
	BorgWarner Inc.	91,382	3,215

*,^ Under Armour Inc. Class A		81,970	3,171
*	Under Armour Inc.	83,191	2,817
	PulteGroup Inc.	139,423	2,794
	Leucadia National Corp.	145,822	2,776
*	NVR Inc.	1,653	2,711
*	WABCO Holdings Inc.	23,812	2,703
	Harman International Industries Inc.	31,127	2,629
*	lululemon athletica Inc.	42,678	2,603
	Ralph Lauren Corp. Class A	25,119	2,541
	Ingredion Inc.	16,108	2,143
	Polaris Industries Inc.	27,431	2,124
*	Edgewell Personal Care Co.	26,475	2,105
	Goodyear Tire & Rubber Co.	58,510	1,890
	Pilgrim's Pride Corp.	28,522	602
^	Coty Inc. Class A	19,735	464
	Lennar Corp. Class B	4,820	162
			199,391
Consumer Services (12.1%)
	Ross Stores Inc.	179,276	11,527
	Nielsen Holdings plc	152,348	8,161
*	Dollar Tree Inc.	100,498	7,932
	Expedia Inc.	55,418	6,468
*	Ulta Salon Cosmetics & Fragrance Inc.	26,590	6,328
	Royal Caribbean Cruises Ltd.	77,323	5,795
*	MGM Resorts International	215,786	5,617
*	Chipotle Mexican Grill Inc. Class A	13,051	5,527
	Macy's Inc.	138,468	5,130
	Best Buy Co. Inc.	123,031	4,697
	Advance Auto Parts Inc.	31,444	4,689
*	CarMax Inc.	86,014	4,589
	Marriott International Inc./MD Class A	65,425	4,405
	Aramark	109,487	4,164
	Foot Locker Inc.	60,747	4,114
	Whole Foods Market Inc.	143,130	4,058
	Tractor Supply Co.	60,069	4,046
	Interpublic Group of Cos. Inc.	179,773	4,018
*	Liberty Interactive Corp. QVC Group Class A	190,438	3,811
	Alaska Air Group Inc.	55,074	3,627
	Kohl's Corp.	82,546	3,611
	Wynn Resorts Ltd.	36,642	3,570
	Tiffany & Co.	47,731	3,467
	Wyndham Worldwide Corp.	49,395	3,326
	AmerisourceBergen Corp. Class A	40,958	3,309
	Darden Restaurants Inc.	53,786	3,298
*	United Continental Holdings Inc.	61,600	3,232
*	TripAdvisor Inc.	50,458	3,188
	News Corp. Class A	223,853	3,129
	FactSet Research Systems Inc.	18,155	2,943
^	Nordstrom Inc.	54,509	2,828
	Bed Bath & Beyond Inc.	65,443	2,821
*	Norwegian Cruise Line Holdings Ltd.	71,144	2,682
*	Discovery Communications Inc.	101,076	2,659
*	Liberty SiriusXM Group	79,525	2,657
	Signet Jewelers Ltd.	34,995	2,608
	Staples Inc.	292,029	2,497
	Scripps Networks Interactive Inc. Class A	36,187	2,298
	H&R Block Inc.	98,635	2,283

Gap Inc.	97,924	2,178
Williams-Sonoma Inc.	35,886	1,833
* Discovery Communications Inc. Class A	67,192	1,809
* Rite Aid Corp.	234,349	1,802
* AutoNation Inc.	32,271	1,572
* Liberty SiriusXM Group	38,753	1,317
* Hyatt Hotels Corp. Class A	9,824	484
		176,104
Financials (20.3%)
Equinix Inc.	31,893	11,489
Moody's Corp.	73,380	7,946
Willis Towers Watson plc	58,939	7,825
Realty Income Corp.	116,046	7,767
Hartford Financial Services Group Inc.	173,231	7,418
M&T Bank Corp.	63,324	7,352
Equifax Inc.	53,617	7,216
Principal Financial Group Inc.	129,105	6,650
Essex Property Trust Inc.	29,396	6,546
Digital Realty Trust Inc.	65,924	6,403
* IHS Markit Ltd.	160,814	6,039
KeyCorp	485,714	5,911
Citizens Financial Group Inc.	233,186	5,762
Invesco Ltd.	184,007	5,754
Regions Financial Corp.	563,298	5,560
* Markel Corp.	5,973	5,548
AvalonBay Communities Inc.	30,902	5,496
Cincinnati Financial Corp.	70,177	5,293
Host Hotels & Resorts Inc.	333,215	5,188
Kimco Realty Corp.	179,174	5,187
First Republic Bank/CA	66,886	5,158
Macerich Co.	61,254	4,954
Federal Realty Investment Trust	31,958	4,919
Lincoln National Corp.	104,496	4,909
SL Green Realty Corp.	45,065	4,872
Huntington Bancshares Inc./OH	486,918	4,801
Annaly Capital Management Inc.	446,827	4,692
* Liberty Broadband Corp.	65,315	4,669
Western Union Co.	218,888	4,557
VEREIT Inc.	431,323	4,473
UDR Inc.	119,922	4,316
FNF Group	116,857	4,313
Extra Space Storage Inc.	53,698	4,264
Iron Mountain Inc.	112,312	4,215
XL Group Ltd.	123,438	4,151
* Arch Capital Group Ltd.	52,343	4,149
Ally Financial Inc.	205,385	3,999
Brixmor Property Group Inc.	136,652	3,798
* CBRE Group Inc. Class A	135,641	3,795
Alexandria Real Estate Equities Inc.	34,891	3,795
Unum Group	105,385	3,721
Comerica Inc.	78,087	3,695
Everest Re Group Ltd.	18,900	3,590
* E*TRADE Financial Corp.	122,931	3,580
Nasdaq Inc.	52,056	3,516
* Affiliated Managers Group Inc.	24,051	3,480
MSCI Inc. Class A	40,413	3,392
Raymond James Financial Inc.	56,922	3,313

Camden Property Trust	39,319	3,293
CIT Group Inc.	90,202	3,274
Torchmark Corp.	51,102	3,265
Reinsurance Group of America Inc. Class A	28,624	3,090
SEI Investments Co.	65,108	2,970
New York Community Bancorp Inc.	206,713	2,941
American Capital Agency Corp.	147,915	2,890
Zions Bancorporation	91,593	2,841
Voya Financial Inc.	89,314	2,574
WR Berkley Corp.	41,121	2,375
Jones Lang LaSalle Inc.	20,150	2,293
People's United Financial Inc.	139,017	2,199
Axis Capital Holdings Ltd.	40,392	2,194
Duke Realty Corp.	78,275	2,139
Lazard Ltd. Class A	57,984	2,108
* Alleghany Corp.	3,281	1,723
Assurant Inc.	13,364	1,233
Navient Corp.	70,723	1,023
Realogy Holdings Corp.	32,791	848
* Liberty Broadband Corp. Class A	11,112	780
* Santander Consumer USA Holdings Inc.	24,438	297
		295,786
Health Care (8.2%)
* Edwards Lifesciences Corp.	95,520	11,516
CR Bard Inc.	32,962	7,393
* Incyte Corp.	71,717	6,762
* BioMarin Pharmaceutical Inc.	72,810	6,736
* Laboratory Corp. of America Holdings	45,957	6,318
Dentsply Sirona Inc.	104,641	6,219
* Henry Schein Inc.	36,788	5,996
* Waters Corp.	34,424	5,456
Quest Diagnostics Inc.	62,474	5,287
Universal Health Services Inc. Class B	40,476	4,987
* DaVita Inc.	74,361	4,913
* Centene Corp.	72,843	4,878
* Hologic Inc.	124,579	4,837
* IDEXX Laboratories Inc.	40,242	4,537
* Varian Medical Systems Inc.	41,925	4,173
ResMed Inc.	63,158	4,092
Cooper Cos. Inc.	21,833	3,914
* Mallinckrodt plc	48,412	3,378
* Quintiles Transnational Holdings Inc.	40,627	3,293
* Alkermes plc	67,642	3,181
* Jazz Pharmaceuticals plc	25,827	3,138
Perrigo Co. plc	30,466	2,813
* Alnylam Pharmaceuticals Inc.	32,507	2,203
Patterson Cos. Inc.	37,708	1,732
* Envision Healthcare Holdings Inc.	41,687	928
* Endo International plc	44,752	902
		119,582
Industrials (16.7%)
* Fiserv Inc.	98,650	9,813
Amphenol Corp. Class A	138,588	8,997
Roper Technologies Inc.	45,514	8,305
* FleetCor Technologies Inc.	39,472	6,857
Vulcan Materials Co.	59,790	6,800

*	TransDigm Group Inc.	22,710	6,566
	Ball Corp.	78,229	6,411
	Waste Connections Inc.	78,765	5,884
	Fidelity National Information Services Inc.	73,613	5,670
*	Verisk Analytics Inc. Class A	68,269	5,549
	WestRock Co.	112,835	5,470
	Fastenal Co.	129,747	5,421
*	Alliance Data Systems Corp.	24,954	5,353
	Global Payments Inc.	68,811	5,282
	Acuity Brands Inc.	19,702	5,213
	WW Grainger Inc.	23,055	5,184
	Dover Corp.	69,663	5,130
	Martin Marietta Materials Inc.	28,393	5,085
	Masco Corp.	148,193	5,085
*	Mettler-Toledo International Inc.	11,888	4,991
	AMETEK Inc.	104,296	4,983
	Rockwell Collins Inc.	58,240	4,912
	L-3 Communications Holdings Inc.	31,254	4,711
	Pentair plc	73,155	4,700
	Kansas City Southern	48,531	4,529
	CH Robinson Worldwide Inc.	64,070	4,514
	Textron Inc.	108,855	4,327
	Xylem Inc./NY	80,440	4,219
	Cintas Corp.	37,451	4,217
	Expeditors International of Washington Inc.	81,292	4,188
	Sealed Air Corp.	88,031	4,034
	Fortune Brands Home & Security Inc.	69,138	4,017
*	Vantiv Inc. Class A	69,951	3,936
	Xerox Corp.	386,616	3,916
*	Crown Holdings Inc.	62,369	3,561
	Total System Services Inc.	74,300	3,503
	JB Hunt Transport Services Inc.	40,224	3,264
*	Trimble Navigation Ltd.	112,270	3,206
	Fluor Corp.	62,320	3,198
	Wabtec Corp./DE	38,286	3,126
*	Stericycle Inc.	37,980	3,044
*	United Rentals Inc.	38,714	3,039
*	Sensata Technologies Holding NV	76,281	2,958
*	Jacobs Engineering Group Inc.	54,488	2,818
	Flowserve Corp.	58,206	2,808
	Owens Corning	51,234	2,735
	Macquarie Infrastructure Corp.	32,835	2,733
	Hubbell Inc. Class B	24,850	2,677
*	Arrow Electronics Inc.	40,984	2,622
	Avnet Inc.	57,448	2,359
	B/E Aerospace Inc.	43,061	2,225
	ManpowerGroup Inc.	30,513	2,205
	Robert Half International Inc.	55,845	2,114
*	First Data Corp. Class A	152,436	2,006
	Allison Transmission Holdings Inc.	64,417	1,848
	FLIR Systems Inc.	30,567	960
			243,278
Oil & Gas (5.2%)
*	Concho Resources Inc.	63,267	8,690
	National Oilwell Varco Inc.	169,495	6,227
	Marathon Oil Corp.	380,310	6,013
	Cimarex Energy Co.	42,679	5,735

EQT Corp.	77,580	5,634
Cabot Oil & Gas Corp.	208,805	5,387
Devon Energy Corp.	111,211	4,905
Tesoro Corp.	53,347	4,244
* Cheniere Energy Inc.	89,524	3,903
Range Resources Corp.	94,425	3,659
Helmerich & Payne Inc.	45,878	3,087
* FMC Technologies Inc.	101,305	3,006
OGE Energy Corp.	89,334	2,825
* Antero Resources Corp.	89,664	2,416
* Weatherford International plc	400,996	2,254
Core Laboratories NV	19,867	2,232
HollyFrontier Corp.	79,105	1,938
Energen Corp.	21,655	1,250
Murphy Oil Corp.	36,552	1,111
* Continental Resources Inc./OK	20,915	1,087
		75,603
Technology (13.0%)
* Cerner Corp.	136,443	8,425
NVIDIA Corp.	114,054	7,815
Western Digital Corp.	126,367	7,389
Symantec Corp.	276,321	6,936
* Autodesk Inc.	95,842	6,932
Lam Research Corp.	71,970	6,816
* Red Hat Inc.	81,026	6,549
Skyworks Solutions Inc.	84,152	6,407
Linear Technology Corp.	107,614	6,380
Xilinx Inc.	113,772	6,182
* Palo Alto Networks Inc.	38,232	6,092
Microchip Technology Inc.	96,705	6,009
* Twitter Inc.	254,080	5,857
Motorola Solutions Inc.	74,831	5,708
* Citrix Systems Inc.	66,474	5,665
* ServiceNow Inc.	70,218	5,558
Seagate Technology plc	134,562	5,187
Harris Corp.	55,976	5,128
Maxim Integrated Products Inc.	127,022	5,072
KLA-Tencor Corp.	70,036	4,882
* Workday Inc. Class A	50,529	4,633
NetApp Inc.	124,927	4,475
* Micron Technology Inc.	231,995	4,125
* Synopsys Inc.	67,787	4,023
* Akamai Technologies Inc.	74,506	3,948
Juniper Networks Inc.	162,998	3,922
CDK Global Inc.	67,466	3,870
* F5 Networks Inc.	29,784	3,712
* ANSYS Inc.	39,241	3,634
* Splunk Inc.	59,685	3,502
* Qorvo Inc.	57,445	3,202
* VeriSign Inc.	40,790	3,191
* Gartner Inc.	35,257	3,119
Marvell Technology Group Ltd.	182,495	2,422
* Dell Technologies Inc - VMware Inc	49,899	2,385
Garmin Ltd.	46,350	2,230
* NetSuite Inc.	18,260	2,021
Computer Sciences Corp.	31,579	1,649
* IMS Health Holdings Inc.	51,590	1,617

* Nuance Communications Inc.			62,337	904
* Premier Inc. Class A			20,332	658
				188,231
Telecommunications (1.1%)
* SBA Communications Corp. Class A			55,951	6,276
* Level 3 Communications Inc.			129,082	5,987
Frontier Communications Corp.			525,109	2,184
* Zayo Group Holdings Inc.			54,180	1,610
				16,057
Utilities (5.2%)
WEC Energy Group Inc.			141,672	8,483
Eversource Energy			142,355	7,713
DTE Energy Co.			80,526	7,543
American Water Works Co. Inc.			79,869	5,977
Ameren Corp.			108,974	5,359
CMS Energy Corp.			125,610	5,277
ONEOK Inc.			94,455	4,854
CenterPoint Energy Inc.			183,716	4,268
SCANA Corp.			57,730	4,178
Alliant Energy Corp.			102,046	3,909
AES Corp./VA			294,902	3,790
Pinnacle West Capital Corp.			49,669	3,774
NiSource Inc.			143,849	3,468
Entergy Corp.			40,195	3,084
* Calpine Corp.			160,567	2,030
Avangrid Inc.			27,616	1,154
				74,861
Total Common Stocks (Cost $1,172,602)				1,451,630
	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund	0.640%		79	7,946

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.481%	2/17/17	200	200
Total Temporary Cash Investments (Cost $8,146)				8,146
Total Investments (100.3%) (Cost $1,180,748)				1,459,776
Other Asset and Liabilities-Net 5 (-0.3%)				(4,681)
Net Assets (100.0%)				1,455,095

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,610,000.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $1,653,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $200,000 and cash of $34,000 have been segregated as initial margin for open futures contracts.

Vanguard Mid-Cap Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,451,630	—	—
Temporary Cash Investments	7,946	200	—
Futures Contracts—Assets[1]	41	—	—
Total	1,459,617	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is

Vanguard Mid-Cap Index Portfolio

the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At September 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	30	3,241	(11)
E-mini S&P Mid-Cap 400 Index	December 2016	17	2,634	29
				18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2016, the cost of investment securities for tax purposes was $1,180,748,000. Net unrealized appreciation of investment securities for tax purposes was $279,028,000, consisting of unrealized gains of $335,895,000 on securities that had risen in value since their purchase and $56,867,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

			Market
			Value
		Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (42.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio		2,909,669	99,889
Vanguard Extended Market Index Fund Investor Shares		321,220	22,251
			122,140
International Stock Fund (18.1%)
Vanguard Total International Stock Index Fund Investor Shares		3,472,654	52,576

U.S. Bond Fund (32.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio		7,643,738	92,948

International Bond Fund (8.0%)
Vanguard Total International Bond Index Fund Investor Shares		2,079,610	23,229

Total Investment Companies (Cost $277,826)			290,893
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $64)	0.640%	645	64
Total Investments (100.1%) (Cost $277,890)			290,957
Other Assets and Liabilities-Net (-0.1%)			(157)
Net Assets (100%)			290,800

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2016, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2016, the cost of investment securities for tax purposes was $277,890,000. Net unrealized appreciation of investment securities for tax purposes was $13,067,000, consisting of unrealized gains of $14,761,000 on securities that had risen in value since their purchase and $1,694,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			Sept. 30,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market
Index Fund	20,134	1,758	1,525	180	—	22,251
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	64
Vanguard Total International
Bond Index Fund	20,471	2,654	1,099	190	—	23,229
Vanguard Total International
Stock Index Fund	46,491	8,839	5,427	1,014	—	52,576
Vanguard Variable Insurance
Fund- Equity Index Portfolio	87,709	15,956	7,570	2,087	1,704	99,889
Vanguard Variable Insurance
Fund- Total Bond Market
Portfolio	82,296	21,426	13,462	1,920	229	92,948
Total	257,101	50,633	29,083	5,391	1,933	290,957

1	Includes net realized gain (loss) on affiliated investment securities sold of $3,000,000.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard REIT Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2016

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (99.9%)
Diversified REITs (7.7%)
VEREIT Inc.	1,329,143	13,783
WP Carey Inc.	137,143	8,850
Spirit Realty Capital Inc.	660,528	8,805
Liberty Property Trust	201,849	8,145
Forest City Realty Trust Inc. Class A	333,262	7,708
STORE Capital Corp.	209,189	6,165
Gramercy Property Trust	581,421	5,605
Empire State Realty Trust Inc.	166,716	3,493
NorthStar Realty Finance Corp.	249,837	3,290
PS Business Parks Inc.	28,038	3,184
Washington REIT	100,903	3,140
Lexington Realty Trust	292,876	3,017
Cousins Properties Inc.	274,250	2,863
Select Income REIT	92,783	2,496
American Assets Trust Inc.	47,038	2,040
Global Net Lease Inc.	233,130	1,902
Investors Real Estate Trust	166,131	988
First Potomac Realty Trust	79,204	725
Whitestone REIT	37,176	516
RAIT Financial Trust	128,623	435
One Liberty Properties Inc.	17,617	426
Winthrop Realty Trust	32,397	274
		87,850
Health Care REITs (13.0%)
Welltower Inc.	491,540	36,752
Ventas Inc.	465,560	32,883
HCP Inc.	643,192	24,409
Omega Healthcare Investors Inc.	259,067	9,184
Senior Housing Properties Trust	326,998	7,426
Healthcare Trust of America Inc. Class A	188,637	6,153
Medical Properties Trust Inc.	415,740	6,141
Healthcare Realty Trust Inc.	157,799	5,375
National Health Investors Inc.	52,947	4,155
Physicians Realty Trust	185,503	3,996
Care Capital Properties Inc.	116,003	3,306
LTC Properties Inc.	52,400	2,724
Sabra Health Care REIT Inc.	89,884	2,263
New Senior Investment Group Inc.	107,824	1,244
CareTrust REIT Inc.	80,625	1,192
Universal Health Realty Income Trust	17,377	1,095
		148,298
Hotel & Resort REITs (5.0%)
Host Hotels & Resorts Inc.	1,029,069	16,023
Hospitality Properties Trust	223,590	6,645
Apple Hospitality REIT Inc.	229,079	4,240
Sunstone Hotel Investors Inc.	298,943	3,824
LaSalle Hotel Properties	156,136	3,727
RLJ Lodging Trust	172,260	3,623

Ryman Hospitality Properties Inc.	63,394	3,053
Pebblebrook Hotel Trust	99,219	2,639
DiamondRock Hospitality Co.	278,156	2,531
Xenia Hotels & Resorts Inc.	148,682	2,257
Chesapeake Lodging Trust	83,145	1,904
Summit Hotel Properties Inc.	121,147	1,594
FelCor Lodging Trust Inc.	183,523	1,180
Hersha Hospitality Trust Class A	60,429	1,089
Chatham Lodging Trust	53,076	1,022
Ashford Hospitality Trust Inc.	130,595	769
Ashford Hospitality Prime Inc.	35,596	502
		56,622
Industrial REITs (6.4%)
Prologis Inc.	723,456	38,734
Duke Realty Corp.	476,375	13,019
DCT Industrial Trust Inc.	123,772	6,009
First Industrial Realty Trust Inc.	161,349	4,553
EastGroup Properties Inc.	44,840	3,299
STAG Industrial Inc.	93,678	2,296
Rexford Industrial Realty Inc.	90,752	2,077
Terreno Realty Corp.	60,291	1,659
Monmouth Real Estate Investment Corp.	82,861	1,182
		72,828
Office REITs (12.6%)
Boston Properties Inc.	211,532	28,830
Vornado Realty Trust	233,932	23,676
SL Green Realty Corp.	137,983	14,916
Alexandria Real Estate Equities Inc.	101,601	11,051
Kilroy Realty Corp.	126,899	8,800
Douglas Emmett Inc.	193,727	7,096
Highwoods Properties Inc.	134,098	6,989
* Equity Commonwealth	164,104	4,959
Hudson Pacific Properties Inc.	147,829	4,859
Piedmont Office Realty Trust Inc. Class A	199,585	4,345
Paramount Group Inc.	235,715	3,863
Brandywine Realty Trust	241,416	3,771
Corporate Office Properties Trust	130,890	3,711
Columbia Property Trust Inc.	161,252	3,610
Mack-Cali Realty Corp.	117,626	3,202
Government Properties Income Trust	97,616	2,208
New York REIT Inc.	226,826	2,076
Parkway Properties Inc.	115,496	1,965
Franklin Street Properties Corp.	140,363	1,769
Tier REIT Inc.	66,097	1,021
NorthStar Realty Europe Corp.	84,945	930
Easterly Government Properties Inc.	43,343	827
		144,474
Residential REITs (15.2%)
AvalonBay Communities Inc.	188,883	33,591
Equity Residential	503,331	32,379
Essex Property Trust Inc.	90,096	20,064
UDR Inc.	367,809	13,237
Camden Property Trust	119,712	10,025
Apartment Investment & Management Co.	215,591	9,898
Mid-America Apartment Communities Inc.	104,127	9,787
American Campus Communities Inc.	179,610	9,137

Equity LifeStyle Properties Inc.	110,652	8,540
Sun Communities Inc.	94,689	7,431
American Homes 4 Rent Class A	295,415	6,393
Post Properties Inc.	73,653	4,871
Education Realty Trust Inc.	93,279	4,024
Monogram Residential Trust Inc.	219,584	2,336
Colony Starwood Homes	49,225	1,413
Silver Bay Realty Trust Corp.	46,767	820
		173,946
Retail REITs (24.4%)
Simon Property Group Inc.	426,093	88,206
Realty Income Corp.	354,736	23,742
General Growth Properties Inc.	790,555	21,819
Kimco Realty Corp.	577,859	16,729
Federal Realty Investment Trust	97,622	15,027
Macerich Co.	173,706	14,048
Brixmor Property Group Inc.	419,003	11,644
Regency Centers Corp.	134,356	10,411
National Retail Properties Inc.	198,317	10,084
DDR Corp.	427,683	7,455
Weingarten Realty Investors	163,905	6,389
Taubman Centers Inc.	83,063	6,181
Retail Properties of America Inc.	326,515	5,485
Tanger Factory Outlet Centers Inc.	132,519	5,163
Acadia Realty Trust	110,441	4,002
Equity One Inc.	127,367	3,899
Urban Edge Properties	137,066	3,857
Retail Opportunity Investments Corp.	149,206	3,277
Kite Realty Group Trust	115,252	3,195
Washington Prime Group Inc.	255,161	3,159
CBL & Associates Properties Inc.	234,962	2,852
Pennsylvania REIT	96,296	2,218
Ramco-Gershenson Properties Trust	108,957	2,042
Agree Realty Corp.	32,381	1,601
^ Seritage Growth Properties Class A	30,319	1,537
Alexander's Inc.	3,169	1,330
Saul Centers Inc.	17,358	1,156
Urstadt Biddle Properties Inc. Class A	40,878	908
Getty Realty Corp.	37,712	902
Cedar Realty Trust Inc.	119,440	860
		279,178
Specialized REITs (15.6%)
Public Storage	202,949	45,286
Equinix Inc.	95,612	34,444
Digital Realty Trust Inc.	219,392	21,307
Extra Space Storage Inc.	172,370	13,688
Iron Mountain Inc.	343,522	12,892
Gaming and Leisure Properties Inc.	255,606	8,550
EPR Properties	87,548	6,894
CubeSmart	244,447	6,664
Life Storage Inc.	62,794	5,585
CyrusOne Inc.	98,811	4,700
DuPont Fabros Technology Inc.	102,648	4,234
QTS Realty Trust Inc. Class A	65,454	3,459
CoreSite Realty Corp.	42,644	3,157
GEO Group Inc.	103,522	2,462

Corrections Corp. of America		161,764	2,244
Four Corners Property Trust Inc.		78,992	1,685
National Storage Affiliates Trust		46,460	973
			178,224
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,053,386)			1,141,420
	Coupon
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1,2 Vanguard Market Liquidity Fund (Cost $223)	0.640%	2,230	223

Total Investments (99.9%) (Cost $1,053,609)			1,141,643
Other Assets and Liabilities-Net (0.1%)2			1,386
Net Assets (100%)			1,143,029

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $213,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $223,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of September 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Equity Real Estate Investment Trusts	1,141,146	—	274
Temporary Cash Investments	223	—	—
Total	1,141,369	—	274

C. At September 30, 2016, the cost of investment securities for tax purposes was $1,053,609,000.

Net unrealized appreciation of investment securities for tax purposes was $88,034,000, consisting of

Vanguard REIT Index Portfolio

unrealized gains of $157,771,000 on securities that had risen in value since their purchase and $69,737,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments (unaudited)

As of September 30, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	43,650,800	1,498,532
Vanguard Extended Market Index Fund Investor Shares	4,731,179	327,729
Total Investment Companies (Cost $1,575,245)		1,826,261
Other Assets and Liabilities-Net (0.0%)		69
Net Assets (100%)		1,826,330

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At September 30, 2016, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2016, the cost of investment securities for tax purposes was $1,575,245,000. Net unrealized appreciation of investment securities for tax purposes was $251,016,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

				Current Period Transactions
			Proceeds
	Dec. 31, 2015		from		Capital Gain	Sep. 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market Index
Fund	315,877	12,114	26,647	2,719	—	327,729
Vanguard Variable Insurance
Fund—Equity Index Portfolio	1,382,988	100,027	34,900	31,709	25,902	1,498,532
Total	1,698,865	112,141	61,547	34,428	25,902	1,826,261
1 Includes net realized gain (loss) on affiliated investment securities sold of $17,892,000

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 17, 2016
VANGUARD VARIABLE INSURANCE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 17, 2016

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.